As Filed with the Securities and Exchange Commission on October 20, 2006

Securities Act File No. 333-136229

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1 ☒

Post-Effective Amendment No.      ☐

CASH ACCOUNT TRUST

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

617-295-2572

(Registrant’s Area Code and Telephone Number)

John Millette, Secretary

Cash Account Trust

Two International Place

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

With copies to:

David A. Sturms, Esq.

Vedder, Price, Kaufman & Kammholz, P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest (no par value) of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Questions & Answers

DWS Government & Agency Money Fund

DWS Money Funds

Government & Agency Securities Portfolio

Investors Cash Trust

Q&A

Q What is happening?

A Deutsche Asset Management (or “DeAM” as defined on page 14 in the enclosed Prospectus/Proxy Statement) has initiated a program to reorganize and restructure the money market funds within the DWS fund family.

Q What issue am I being asked to vote on?

A You are being asked to vote on the merger of your fund into the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”) (each a “Fund” and together the “Funds”).

After carefully reviewing the proposal, your Fund’s Board has determined that this action is in the best interest of your Fund. The Board unanimously recommends that you vote for the proposal.

Q Why has this proposal been made for my Fund?

A The proposal to merge your Fund into CAT Government Fund is part of a program initiated by DeAM to provide a more streamlined selection of money market investment options. The program seeks to eliminate redundancies within the DWS money market funds and to focus DeAM’s investment resources on a core set of money market funds that best meet investor needs. DeAM believes that the merger will eliminate product redundancies, maximize portfolio size wherever possible, and create the possibility for

Q&A continued

higher yielding funds with potentially lower expenses. Your Fund and CAT Government Fund have substantially similar investment objectives and policies.

Q Will I have to pay federal income taxes as a result of the merger?

A The merger is expected to be a tax-free reorganization for federal income tax purposes, and will not take place unless special tax counsel provides an opinion to that effect. Because each Fund seeks to maintain a net asset value of $1.00 per share, you are unlikely to have a capital gain or loss if you redeem or exchange your shares before or after the merger. Nevertheless, you may wish to consult a tax advisor for more information on your own tax situation.

Q Upon merger, will I own the same number of shares?

A Yes. You will receive shares equal in number to the shares owned as of the Valuation Time (as defined on page 19 of the Prospectus/Proxy Statement).

Q Will my Fund pay for the proxy solicitation and legal costs associated with this solicitation?

A No. DeAM will bear these costs.

Q When would the merger take place?

A If approved, the merger of Investors Cash Trust—Government & Agency Securities Portfolio would occur on or about February 16, 2007 or as soon as reasonably practicable after shareholder approval is obtained and the merger of DWS Money Funds—DWS Government & Agency Money Fund would occur on or about March 19, 2007 or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of the merger, shareholders whose accounts are affected by the merger will receive a confirmation statement reflecting their new account number and the number of shares owned.

Q How can I vote?

A You can vote in any one of four ways:

■	Through the Internet by going to the website listed on your proxy card(s);

Q&A continued

■	By telephone, with a toll-free call to the number listed on your proxy card(s);

■	By mail, by sending the enclosed proxy card(s), signed and dated, to us in the enclosed envelope; or

■	In person, by attending the special meeting.

We encourage you to vote over the Internet or by telephone, following the instructions that appear on your proxy card(s). Whichever method you choose, please take the time to read the full text of the Prospectus/Proxy Statement before you vote.

Q Will I be able to continue to track my Fund’s performance on the Internet or through the voice response system (DWS Government & Agency Money Fund only)?

A Yes. You will be able to continue to track your Fund’s performance before the merger through these means.

Q If I have the check writing privilege on my account, will new checks be issued?

A No. New checks will not be issued. You can continue to use your existing checks.

Q If I have the debit card privilege on my account, will a new debit card be issued?

A No. A new debit card will not be issued. You can continue to use your existing debit card.

Q Whom should I call for additional information about this Prospectus/Proxy Statement?

A Please call Computershare Fund Services, Inc. your Fund’s proxy solicitor, at (866) 774-4940.

DWS GOVERNMENT & AGENCY MONEY FUND

DWS MONEY FUNDS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

INVESTORS CASH TRUST

A Message from the Funds’ President

[mailing date], 2006

Dear Shareholders:

I am writing to you to ask for your vote on an important matter that affects your investment in the DWS Government & Agency Money Fund series of DWS Money Funds (“DWS Government Fund”) and the Government & Agency Securities Portfolio series of Investors Cash Trust (“ICT Government Fund”), as applicable. While you are, of course, welcome to join us at the joint special shareholders’ meeting, most shareholders cast their vote by filling out and signing the enclosed proxy card(s), or by voting by telephone or through the Internet.

We are asking for your vote on the following matters, as applicable:

Proposal for DWS Government Fund:	Approval of a proposed merger of DWS Government Fund into the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”). In this merger, your shares of DWS Government Fund would be exchanged, on a tax-free basis for federal income tax purposes, for shares of a newly-created class of CAT Government Fund equal in number to the DWS Government Fund shares held by you.

Proposal for ICT Government Fund:	Approval of a proposed merger of ICT Government Fund into CAT Government Fund. In this merger, your shares of ICT Government Fund would be exchanged, on a tax-free basis for federal income tax purposes, for shares of a newly-created class of CAT Government Fund equal in number to the ICT Government Fund shares held by you.

Each proposed merger is part of a program initiated by Deutsche Asset Management (or “DeAM” as defined on page 14 of the enclosed Prospectus/Proxy Statement) to reorganize and restructure the money market funds in the DWS family of funds. The program is designed to enable DeAM to: (1) eliminate redundancies within the DWS money market funds by reorganizing and combining certain funds; and (2) focus its investment resources on a core set of money market funds that best meet investor needs.

DeAM believes that the mergers offer shareholders:

•	A similar investment opportunity in a larger fund with the opportunity to achieve greater economies of scale and a lower operating expense ratio; and

•	A portfolio with the possibility of higher yields generated through more efficient execution and greater stability of assets.

The Trustees overseeing your Fund have determined that the proposed merger of your Fund into CAT Government Fund is in the best interests of your Fund. If approved by shareholders, the Board expects that the merger of your Fund will take effect during the first calendar quarter of 2007.

Included in this booklet is information about the upcoming joint special shareholders’ meeting:

•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on CAT Government Fund and the specific proposals being considered at the joint special shareholders’ meeting and why the proposals are being made.

Although we would like very much to have each shareholder attend the meeting, we realize this may not be possible. Whether or not you plan to be present, we need your vote. We urge you to review the enclosed materials thoroughly. Once you’ve determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed proxy card, vote by telephone or record your voting instructions on the Internet. A postage-paid envelope is enclosed for mailing, and telephone and Internet voting instructions are listed at the top of your proxy card. You may receive more than one proxy card. If so, please vote each one.

I’m sure that you, like most people, lead a busy life and are tempted to put this proxy aside for another day. Please don’t. Your prompt return of the enclosed proxy card (or your voting by telephone or through the Internet) may save the necessity and expense of further solicitations.

Your vote is important to us. We appreciate the time and consideration I am sure you will give to this important matter. If you have questions about the proposal, please call Computershare Fund Services, Inc., your fund’s proxy solicitor, at (866) 774-4940 or contact your financial advisor. Thank you for your continued support of DWS Scudder Investments.

Sincerely yours,

Michael Clark

President

DWS Money Funds

Investors Cash Trust

DWS GOVERNMENT & AGENCY MONEY FUND

DWS MONEY FUNDS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

INVESTORS CASH TRUST

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

This is the formal agenda for your Fund’s special shareholder meeting. It tells you what matter will be voted on and the time and place of the special meeting, in the event you choose to attend in person.

To the Shareholders of the DWS Government & Agency Money Fund series of DWS Money Funds (“DWS Government Fund”) and the Government & Agency Securities Portfolio series of Investors Cash Trust (“ICT Government Fund”):

A Joint Special Meeting of Shareholders of DWS Government Fund and ICT Government Fund will be held December 8, 2006 at 4:00 p.m. Eastern time, at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, 27th Floor, New York, New York 10154 (the “Meeting”), to consider the following (the “Proposals”):

Proposal for DWS Government Fund:	Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of DWS Government Fund to the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”), in exchange for shares of CAT Government Fund and the assumption by CAT Government Fund of all liabilities of DWS Government Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of DWS Government Fund in complete liquidation and termination of DWS Government Fund.

Proposal for ICT Government Fund:	Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of ICT Government Fund to the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”), in exchange for shares of CAT Government Fund and the assumption by CAT Government Fund of all liabilities of ICT Government Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of ICT Government Fund in complete liquidation and termination of ICT Government Fund.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

Holders of record of shares of DWS Government Fund and ICT Government Fund at the close of business on October 11, 2006 are entitled to vote with respect to the Proposal for their Fund at the Meeting and at any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the merger of your Fund is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time without notice to permit further solicitation of proxies. Any adjournment of the Meeting for your Fund will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned.

By order of the Trustees

John Millette

Secretary

[mailing date], 2006

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD(S) IN THE POSTAGE-PAID ENVELOPE PROVIDED OR TO RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR THROUGH THE INTERNET SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts:
(1) ABC Corp.	ABC Corp. John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

IMPORTANT INFORMATION

FOR SHAREHOLDERS OF

DWS MONEY FUNDS—DWS GOVERNMENT & AGENCY MONEY FUND AND INVESTORS CASH TRUST—GOVERNMENT & AGENCY SECURITIES PORTFOLIO

This document contains a combined Prospectus/Proxy Statement and a proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how to vote on your behalf on an important issue relating to your fund. If you complete and sign the proxy card (or tell us how you want to vote by voting by telephone or through the Internet), we’ll vote it exactly as you tell us. If you simply sign the proxy card, we’ll vote it in accordance with the Trustees’ recommendation on the proposal applicable to your Fund.

We urge you to review the Prospectus/Proxy Statement carefully, and either fill out your proxy card and return it to us by mail, vote by telephone or record your voting instructions through the Internet. You may receive more than one proxy card since several shareholder meetings are being held as part of the broader restructuring program of the DWS fund family. If so, please vote each one. Your prompt return of the enclosed proxy card (or your voting by telephone or through the Internet) may save the necessity and expense of further solicitations.

We want to know how you would like to vote and welcome your comments. Please take a few minutes to read these materials and return your proxy card to us. If you have any questions, please call Computershare Fund Services, Inc., your fund’s proxy solicitor, at the special toll-free number we have set up for you (866-774-4940) or contact your financial advisor.

PROSPECTUS/PROXY STATEMENT

[effective date], 2006

Acquisition of the assets of:	By and in exchange for shares of:

DWS Government & Agency Money Fund a series of DWS Money Funds	Government & Agency Securities Portfolio a series of Cash Account Trust

222 S. Riverside Plaza	222 S. Riverside Plaza
Chicago, IL 60606	Chicago, IL 60606
(312) 537-7000	(312) 537-7000

Acquisition of the assets of:	By and in exchange for shares of:

Government & Agency Securities Portfolio a series of Investors Cash Trust	Government & Agency Securities Portfolio a series of Cash Account Trust

222 S. Riverside Plaza	222 S. Riverside Plaza
Chicago, IL 60606	Chicago, IL 60606
(312) 537-7000	(312) 537-7000

This Prospectus/Proxy Statement is being furnished in connection with the proposed merger of (a) the DWS Government & Agency Money Fund series of DWS Money Funds (“DWS Government Fund”) into the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”), and (b) the Government & Agency Securities Portfolio series of Investors Cash Trust (“ICT Government Fund”) into CAT Government Fund. DWS Government Fund, ICT Government Fund and CAT Government Fund are referred to herein collectively as the “Funds,” and each is referred to herein individually as a “Fund.” DWS Government Fund and ICT Government Fund are also referred to herein collectively as the “Acquired Funds,” and each is referred to herein individually as an “Acquired Fund.”

The Trustees of DWS Money Funds and Investors Cash Trust are recommending that shareholders approve the transactions contemplated by the Agreements and Plans of Reorganization (as described below in Part IV and the form of which is attached hereto as Exhibit A), which we refer to as the merger of your Fund into CAT Government Fund.

As a result of the mergers, each shareholder of the Acquired Funds will receive shares of CAT Government Fund equal in number to such shareholder’s Acquired Fund shares as of the Valuation Time (as defined below on page 19). Shareholders of each Acquired Fund will vote separately on the merger of their Fund into CAT Government Fund, with each merger being separate and distinct from the other. Neither merger is contingent upon the completion of the merger of the other Fund into CAT Government Fund.

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CAT Government Fund is comprised of eight classes of shares, including three new share classes, which were created to facilitate the mergers. Shareholders of the Acquired Funds will hold shares of the following newly created classes of CAT Government Fund after the mergers:

Acquired Fund/Class	CAT Government Fund Class

DWS Government Fund	DWS Government & Agency Money Fund shares

ICT Government Fund—DWS Government Cash Institutional Shares	DWS Government Cash Institutional Shares

ICT Government Fund—Service Shares	DWS Government Cash Institutional Shares

ICT Government Fund—Government Cash Managed Shares	Government Cash Managed Shares

Proposal
Fund	Approval of Proposed Merger of DWS Government Fund into CAT Government Fund	Approval of Proposed Merger of ICT Government Fund into CAT Government Fund
DWS Government Fund	✓
ICT Government Fund		✓

This Prospectus/Proxy Statement is being mailed on or about [            ], 2006. It explains concisely what you should know before voting on the matters described herein or investing in CAT Government Fund, a diversified series of Cash Account Trust, an open-end management investment company. Please read it carefully and keep it for future reference.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The following documents have been filed with SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i)	the prospectuses of CAT Government Fund dated August 1, 2006, as supplemented from time to time, for DWS Government & Agency Money Fund shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares (each a “CAT Government Fund Prospectus”), copies of which are included with this Prospectus/Proxy Statement, as applicable;

(ii)	the prospectus of DWS Government Fund dated December 1, 2005, as supplemented from time to time;

(iii)	the prospectuses of ICT Government Fund dated August 1, 2006, as supplemented from time to time, for Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares;

(iv)	the statement of additional information of DWS Government Fund dated December 1, 2005, as supplemented from time to time;

(v)	the statement of additional information of ICT Government Fund dated August 1, 2006, as supplemented from time to time, for Service Shares and

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the combined statement of additional information of ICT Government Fund dated August 1, 2006, as supplemented from time to time, for DWS Government Cash Institutional Shares and Government Cash Managed Shares;

(vi)	the statement of additional information relating to the proposed mergers, dated [ ], 2006 (the “Merger SAI”); and

(vii)	the audited financial statements and related report of the Independent Registered Public Accounting Firm for DWS Government Fund contained in the Annual Report for the fiscal year ended July 31, 2006.

(viii)	the audited financial statements and related report of the Independent Registered Public Accounting Firm for ICT Government Fund contained in the Annual Reports for Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares for the fiscal year ended March 31, 2006.

There is no financial information available for the three classes of CAT Government Fund created to facilitate the mergers as of the date of this Prospectus/Proxy Statement. Such classes will commence operation as of the effective date of the mergers.

You may receive free copies of the Funds’ annual reports, semiannual reports, prospectuses, statements of additional information or the Merger SAI, request other information about a Fund, or make shareholder inquiries, by contacting their financial advisor or by calling the corresponding Fund at 1-800-621-1048 (for DWS Government & Agency Money Fund shares); 1-800-231-8568 (for Service Shares) and 1-800-537-3177 (for DWS Government Cash Institutional Shares and Government Cash Managed Shares).

Like shares of your Fund, shares of CAT Government Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

This document is designed to give you the information you need to vote on the merger of your Fund. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don’t understand, please contact Computershare Fund Services, Inc., your Fund’s proxy solicitor, at (866) 774-4940, or contact your financial advisor.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information with the SEC. You may review and copy information about the Funds, including each Fund’s prospectus(es) and statement(s) of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549. You may call the SEC at 1-800-SEC-0330 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

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I. SYNOPSIS

The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed merger of your Fund.

1.	What is being proposed?

The Trustees of DWS Money Funds and Investors Cash Trust are recommending that shareholders approve the transactions contemplated by the Agreements and Plans of Reorganization (as described below in Part IV and the form of which is attached hereto as Exhibit A), which we refer to as the merger of your Fund into CAT Government Fund.

If the merger is approved by shareholders of an Acquired Fund, all of the assets of the Acquired Fund will be transferred to CAT Government Fund solely in exchange for the issuance and delivery to the Acquired Fund of the class or classes of shares of CAT Government Fund identified in the Agreement and Plan of Reorganization (“Merger Shares”) equal in number to the outstanding shares of the Acquired Fund and for the assumption by CAT Government Fund of all liabilities of the Acquired Fund. Immediately following the transfer, the Merger Shares received by the Acquired Funds will be distributed pro rata, on a tax-free basis for federal income tax purposes, to their respective shareholders of record.

2.	What will happen to my shares as a result of the merger?

CAT Government Fund is comprised of eight classes of shares, including three new share classes, which were created to facilitate the mergers. Acquired Fund shareholders will hold shares of the following newly-created classes of CAT Government Fund after the mergers:

Acquired Fund/Class	CAT Government Fund Class
DWS Government Fund	DWS Government & Agency Money Fund shares (“CAT Money Fund Shares”)

ICT Government Fund—DWS Government Cash Institutional Shares (“ICT Institutional Shares”)	DWS Government Cash Institutional Shares (“CAT Institutional Shares”)

ICT Government Fund—Service Shares (“ICT Service Shares”)	CAT Institutional Shares

ICT Government Fund—Government Cash Managed Shares (“ICT Managed Shares”)	Government Cash Managed Shares (“CAT Managed Shares”)

3.	Will the number of shares I own change?

No. You will receive shares equal in number to the shares owned as of the Valuation Time (as defined below on page 19).

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4.	Why is the merger being proposed and why have the Trustees recommended that I approve the merger?

The proposed mergers are part of a program initiated by Deutsche Asset Management (or “DeAM” as defined below on p. 14) to reorganize and restructure the money market funds in the DWS family of funds. The program is designed to enable DeAM to: (1) eliminate redundancies within the DWS money market funds by reorganizing and combining certain funds; and (2) focus its investment resources on a core set of money market funds that best meet investor needs.

DeAM believes that the mergers offer shareholders:

•	A similar investment opportunity in a larger fund with the opportunity to achieve greater economies of scale and a lower operating expense ratio; and

•	A portfolio with the possibility of higher yields generated through more efficient execution and greater stability of assets.

In determining whether to recommend that shareholders of the Acquired Funds approve the merger of their Fund into CAT Government Fund, the Trustees overseeing the Acquired Funds considered, among others, the following factors:

•	That the investment objectives, policies, restrictions and strategies of the Acquired Funds are similar to the investment objective, policies, restrictions and strategies of CAT Government Fund;

•	That shareholders of the Acquired Funds may benefit from a lower total fund operating expense ratio;

•	That Deutsche Investment Management Americas Inc. (“DeIM”), the investment adviser to CAT Government Fund, has agreed to cap the total operating expense ratios of each class of Merger Shares for at least three years following the mergers at levels equal to or lower than the current total operating expense ratios or current expense cap of the class of Acquired Fund shares for which they will be exchanged; and

•	That DeAM agreed to pay all costs associated with the mergers.

The Trustees overseeing your Fund concluded with respect to the proposed merger of your Fund into CAT Government Fund that: (1) the merger is in the best interests of the Fund, and (2) the interests of the existing shareholders of the Fund will not be diluted as a result of the merger. Accordingly, the Trustees unanimously recommend that shareholders approve the Agreement and Plan of Reorganization (as defined below) and the merger as contemplated thereby.

5.	How do the investment goals, policies and restrictions of the Funds compare?

The investment objective, policies and restrictions for each Acquired Fund and CAT Government Fund are substantially similar. DWS Government Fund seeks maximum current income to the extent consistent with stability of principal. ICT Government Fund and CAT Government Fund seek to provide maximum current income consistent with stability of capital. Each Fund seeks to maintain a stable net asset value of $1.00 per share pursuant to Rule 2a-7. Each Fund pursues its objective by investing exclusively in securities of the U.S. government and its agencies and instrumentalities.

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As of April 30, 2006, the weighted average maturity for DWS Government Fund, ICT Government Fund and CAT Government Fund was 40 days, 38 days and 25 days, respectively.

A complete list of each Fund’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a Fund files its Form N-CSR or N-Q with the SEC for the period that includes the date as of which the posted information is current. In addition, each Fund’s top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each Fund’s statement of additional information includes a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings.

6.	How do the management fees and operating expense ratios of the Funds compare, and what are they estimated to be following the mergers?

The following table compares the annual management fee schedules of the Funds. Because DeIM has agreed to reduce its management fee for CAT Government Fund if the merger with ICT Government Fund is approved, the table reflects the management fee that shareholders of CAT Government Fund will pay assuming the merger with ICT Government Fund is consummated. The management fee for CAT Government Fund may be higher than shown if only the merger with DWS Government Fund is consummated; however, DWS Government Fund shareholders will still benefit from a lower management fee.

DWS Government Fund(1)		ICT Government Fund		CAT Government Fund (Post-Merger)(2)
Combined Average Daily Net Assets of DWS Money Funds	Management Fee	Average Daily Net Assets	Management Fee	Average Daily Net Assets	Management Fee
First $215 million	0.500%	All	0.150%	All	0.150%
Next $335 million	0.375%
Next $250 million	0.300%
Next $800 million	0.250%
Next $800 million	0.240%
Next $800 million	0.230%
Amount over $3.2 billion	0.220%

(1)	The management fee for each series of DWS Money Funds, including DWS Government Fund, is computed based on the combined average daily net assets of all series of DWS Money Funds and allocated to such series based upon the relative net assets of each series.
(2)	If the merger with ICT Government Fund is approved, DeIM has agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust the amount payable by CAT Government Fund is limited to 0.150% of the average daily net assets of CAT Government Fund. If the merger with ICT Government Fund is not approved, the annual management fee schedule for CAT Government Fund will be 0.22% of the first $500 million of combined average daily net assets of each series of Cash Account Trust, 0.20% of the next $500 million of combined assets, 0.175% of the next $1 billion of combined assets, 0.16% of the next $1 billion of combined assets and 0.15% of combined assets over $3 billion. The management fee will be allocated to CAT Government Fund based upon the relative net assets of CAT Government Fund.

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The following table summarizes the expenses that each Fund incurred during the year ended April 30, 2006, and the estimated annual operating expense ratios of the newly created classes of CAT Government Fund. The Funds are no-load funds, meaning no sales charges or other shareholder fees are paid directly from your investment. However, the Funds do have annual operating expenses, and as a shareholder you pay them indirectly. See the Annual Fund Operating Expenses table below for more information on these expenses.

The tables are provided to help you understand your share of the operating expenses that each Fund incurs and that DeAM expects the combined fund to incur in the first year following the mergers. As shown below, the mergers are expected to result in the same or lower management fee ratio and a lower total expense ratio for shareholders of each Acquired Fund. However, there can be no assurance that the merger of your Fund will result in expense savings.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

(as a % of average net assets)

	Management Fee		Distribution/ Service (12b-1) Fee	Other Expenses(1)	Total Annual Fund Operating Expenses	Less Expense Waiver/ Reimbursements		Net Annual Fund Operating Expenses
DWS Government Fund	0.26%		None	0.18%	0.44%	—(2)		0.44%
ICT Government Fund
ICT Service Shares	0.15%		None	0.11%	0.26%	0.01	%(3)	0.25%
ICT Institutional Shares	0.15%		None	0.08%	0.23%	—		0.23%
ICT Managed Shares	0.15%		0.15%	0.16%	0.46%	—		0.46%
CAT Government Fund
CAT Money Fund Shares(4)	0.15	%(5)	None	0.13%	0.28%	—	(6)	0.28%
CAT Institutional Shares(4)	0.15	%(5)	None	0.05%	0.20%	—	(6)	0.20%
CAT Managed Shares(4)	0.15	%(5)	0.15%	0.13%	0.43%	—	(6)	0.43%
CAT Government Fund (Pro Forma Combined)
CAT Money Fund Shares(4)	0.15	%(5)	None	0.13%	0.28%	—	(6)	0.28%
CAT Institutional Shares(4)	0.15	%(5)	None	0.05%	0.20%	—	(6)	0.20%
CAT Managed Shares(4)	0.15	%(5)	0.15%	0.13%	0.43%	—	(6)	0.43%

(1)	Includes costs of shareholder services, custody and similar expenses, which may vary with Fund size and other factors.

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(2)	Through November 30, 2008, DeIM has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of DWS Government Fund to the extent necessary to maintain DWS Government Fund’s total operating expenses at 0.45%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustee and trustee counsel fees.
(3)	Through July 31, 2007, DeIM has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of ICT Service Shares to the extent necessary to maintain ICT Service Shares’ total operating expenses at 0.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, and interest.
(4)	The Annual Fund Operating Expenses are estimated since no CAT Money Fund Shares, CAT Institutional Shares and CAT Managed Shares were issued as of CAT Government Fund’s fiscal year end.
(5)	Reflects the management fee reduction that will be effective upon consummation of the merger of ICT Government Fund into CAT Government Fund. If the merger with ICT Government Fund is approved, DeIM has agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust the amount payable by CAT Government Fund is limited to 0.150% of the average daily net assets of CAT Government Fund. If the merger with ICT Government Fund is not approved, the annual management fee schedule for CAT Government Fund will be 0.22% of the first $500 million of combined average daily net assets of each series of Cash Account Trust, 0.20% of the next $500 million of combined assets, 0.175% of the next $1 billion of combined assets, 0.16% of the next $1 billion of combined assets and 0.15% of combined assets over $3 billion. The management fee will be allocated to CAT Government Fund based upon the relative net assets of CAT Government Fund. If only the merger with DWS Government Fund is approved, based on pro forma asset size, the management fee for CAT Government Fund is expected to be 0.16% of the average daily net assets of the combined fund.
(6)	Contingent upon effectuation of the merger, for three years from the completion of the merger, DeIM has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the combined fund to the extent necessary to maintain the combined fund’s total operating expenses at an annual rate of 0.45%, 0.24% and 0.46% for CAT Money Fund Shares, CAT Institutional Shares and CAT Managed Shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest, which rates were based on the expense ratios in effect at the time of Board approval. Subsequently, DeIM has contractually agreed for three years from the completion of the ICT Government Fund merger, to waive an additional 0.01% of operating expenses for CAT Institutional Shares as a result of a subsequent decrease in the expense ratios for ICT Institutional Shares. Therefore, the effective expense cap for CAT Institutional Shares will be 0.23%.

Examples

The following examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the costs of investing in the Funds. The examples make certain assumptions. They assume that you invest $10,000 in a Fund for the time periods shown and reinvest all dividends and distributions. They also assume a 5% return on your investment each year and that a Fund’s operating

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expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
DWS Government Fund	$45	$141	$246	$555
ICT Government Fund
ICT Service Shares(1)	$26	$83	$145	$330
ICT Institutional Shares	$24	$74	$130	$293
ICT Managed Shares	$47	$148	$258	$579
CAT Government Fund
CAT Money Fund Shares	$29	$90	$157	$356
CAT Institutional Shares	$20	$64	$113	$255
CAT Managed Shares	$44	$138	$241	$542
CAT Government Fund
CAT Money Fund Shares	$29	$90	$157	$356
CAT Institutional Shares	$20	$64	$113	$255
CAT Managed Shares	$44	$138	$241	$542

(1)	Includes one year of capped expenses in each period.

7.	What are the federal income tax consequences of the proposed merger?

For federal income tax purposes, no gain or loss is expected to be recognized by an Acquired Fund or its shareholders as a direct result of the merger into CAT Government Fund. Because each Fund seeks to maintain a net asset value of $1.00 per share, you are unlikely to have a capital gain or loss if you redeem or exchange your shares before or after the merger. For more information, please see “Information about the Proposed Mergers—Federal Income Tax Consequences” below.

8.	Are the dividend policies of the Funds the same?

Each Fund declares dividends representing substantially all net income daily and pays distributions monthly. The cutoff time for wire transfer purchases to receive that day’s dividend is 4:00 p.m. Eastern time for CAT Government Fund and ICT Government Fund. DWS Government Fund has a 2:00 p.m. cutoff time to receive same day dividends. The cut-off time for CAT Government Fund will apply following the mergers.

9.	Do the procedures for purchasing, redeeming and exchanging shares of the Funds differ?

No. There is no material difference between the procedures for purchasing, redeeming and exchanging shares of each Fund.

Orders received by the Funds are effected only on days when the New York Stock Exchange (“NYSE”) is open for trading. The shares of each Fund are purchased and redeemed at the net asset value (“NAV”) of the Fund’s shares next determined after an order in proper form is received. You can place an order to buy or sell shares at any time. For DWS Government Fund, in order to receive a same day wire of redemption proceeds, shareholders must submit their redemption requests by 12 p.m. Eastern time. For ICT Institutional Shares and ICT Managed Shares, in order to receive a same day wire of redemption proceeds, shareholders must submit their redemption requests by 2 p.m. Eastern time. For ICT Service Shares and CAT Government Fund, in order to receive a same day wire of redemption proceeds, shareholders must submit their

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redemption requests by 4 p.m. Eastern time. The 4 p.m. cut-off time will apply following the mergers. The NAV of each Fund is calculated by dividing the value of total assets of the Fund, minus all liabilities, by the total number of the outstanding shares. Each Fund seeks to maintain a stable $1.00 share price.

For more information on each Fund’s purchase, redemption and exchange policies, see the applicable Fund’s prospectus(es) and statement(s) of additional information.

10.	How will I be notified of the outcome of the merger of my Fund?

If the proposed merger involving your Fund is approved by shareholders, you will receive confirmation after the merger is completed, indicating your new account number and the number of shares you are receiving, which will be equal to the number of shares you own. Otherwise, you will be notified in the next shareholder report of your Fund.

11.	What percentage of shareholders’ votes is required to approve each merger?

Approval of each merger will require the affirmative vote of shareholders of the applicable Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the Meeting.

The Trustees overseeing your Fund believe that the proposed merger of your Fund is in the best interests of the Fund. Accordingly, the Trustees unanimously recommend that shareholders vote FOR approval of the proposed merger of their Fund.

II. INVESTMENT STRATEGIES AND RISK FACTORS

What are the main investment strategies and related risks of CAT Government Fund, and how do they compare with those of my Fund?

Investment Strategies.    The investment objective, policies and restrictions for DWS Government Fund, ICT Government Fund and CAT Government Fund are substantially similar. DWS Government Fund seeks maximum current income to the extent consistent with stability of principal. ICT Government Fund and CAT Government Fund seek to provide maximum current income consistent with stability of capital. Each Fund seeks to maintain a stable net asset value of $1.00 per share pursuant to Rule 2a-7.

Each Fund pursues its goal by investing exclusively in short-term securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements backed by obligations of such securities.

While the Funds’ advisor gives priority to earning income and maintaining the value of each Fund’s principal at $1.00 per share, all money market instruments, including U.S. Government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

Each Fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Each Fund maintains a dollar-weighted average maturity of 90 days or less. Each Fund’s securities are denominated in U.S. dollars. DWS Government Fund’s and ICT Government Fund’s securities have remaining maturitie s of 397 days (about 13 months) or less at the time of purchase while CAT Government Fund’s securities have remaining maturities of 12 months or less at the time of purchase.

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Each Fund also may invest in securities that have features that reduce their maturities to 397 days or less or 12 months or less, respectively, at the time of purchase. Each Fund is managed in accordance with Rule 2a-7 under the 1940 Act.

Each Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with a credit team, the portfolio managers screen potential securities and develop a list of those that the Funds may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust each Fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

DeAM believes that CAT Government Fund should provide a comparable investment opportunity for shareholders of each Acquired Fund.

For a more detailed description of the investment techniques used by each Fund, please see the applicable Fund’s prospectus(es) and statement(s) of additional information.

Primary Risks.    As with any investment, you may lose money by investing in CAT Government Fund. There are several risk factors summarized below that could reduce the yield from CAT Government Fund or make it perform less well than other investments. The risks of an investment in CAT Government Fund are the same as the risks of an investment in your current Fund. More detailed descriptions of the risks associated with an investment in CAT Government Fund can be found in the current prospectuses and statements of additional information of CAT Government Fund.

Interest Rate Risk.    Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, CAT Government Fund limits the dollar-weighted average maturity of the securities held by CAT Government Fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of CAT Government Fund’s high credit standards, its yield may be lower than the yields of money funds that do not invest primarily in U.S. Government and agency securities.

Credit Risk.    If a portfolio security declines in credit quality or goes into default, it could hurt CAT Government Fund’s performance. Additionally, some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the U.S. Government.

Market Risk.    Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

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Security Selection Risk.    While CAT Government Fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which CAT Government Fund invests will not perform as expected. This could cause CAT Government Fund’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk.    A repurchase agreement exposes CAT Government Fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, CAT Government Fund can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

CAT Government Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. CAT Government Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

An investment in CAT Government Fund is not insured or guaranteed by the FDIC or any other government agency. Although CAT Government Fund seeks to preserve the value of an investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in CAT Government Fund.

Performance Information.    The following information provides some indication of the risks of investing in the Funds. The bar charts show year-to-year changes in the performance of CAT Premier Money Market Shares, DWS Government Fund shares and ICT Service Shares. The table following the charts compares each Fund’s performance. Because the newly created classes of CAT Government Fund will not commence operations until the effective date of the mergers, the performance figures shown for CAT Government Fund reflect the historical performance of CAT Government Fund’s Premier Money Market Shares. Premier Money Market Shares are not offered in this Prospectus/Proxy Statement. The newly created classes of CAT Government Fund would be expected to have substantially similar gross annual returns (before the effect of expenses) as CAT Premier Money Market Shares, as the shares will be invested in the same portfolio of securities, and the returns of the classes net of expenses would be expected to differ primarily due to the different expenses of the classes. Of course, a Fund’s past performance is not necessarily an indication of future performance.

Calendar Year Total Returns (%)

CAT Government Fund—CAT Premier Money Market Shares

Annual Total Returns (%) as of 12/31 each year

2006 total return as of June 30: 1.84%

For the periods included in the bar chart:

Best Quarter: 1.23%, Q1 2001                 Worst Quarter: 0.02%, Q1 2004

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DWS Government Fund

Annual Total Returns (%) as of 12/31 each year

2006 total return as of June 30: 2.14%

For the periods included in the bar chart:

Best Quarter: 1.58%, Q3 2000                 Worst Quarter: 0.16%, Q1 2004

ICT Government Fund—ICT Service Shares

Annual Total Returns (%) as of 12/31 each year

2006 total return as of June 30: 2.24%

For the periods included in the bar chart:

Best Quarter: 1.62%, Q4 2000                 Worst Quarter: 0.21%, Q1 2004

Average Annual Total Returns

(for periods ended December 31, 2005)

	Past 1 year	Past 5 years	Past 10 years/ Since Inception
CAT Government Fund
CAT Premier Money Market Shares	2.28%	1.39%	1.99	%(1)

DWS Government Fund	2.85%	1.96%	3.63%

ICT Government Fund
ICT Service Shares	3.06%	2.15%	3.80%
ICT Institutional Shares	3.09%	2.20%	2.93	%(2)
ICT Managed Shares	2.85%	1.95%	2.67	%(2)

(1)	Inception date for CAT Premier Money Market Shares was March 1, 2000.
(2)	Inception date for ICT Institutional Shares and ICT Managed Shares was November 17, 1999.

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As of December 31, 2005, DWS Government Fund’s 7-day yield was 3.87%, ICT Government Fund’s 7-day yield was 3.32% for ICT Service Shares, 4.07% for ICT Institutional Shares and 4.06% for ICT Managed Shares and CAT Government Fund’s 7-day yield was 3.32% for CAT Premier Money Market Shares. The 7-day yield, which is often referred to as the “current yield,” is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume a fund generates the same income every week for a year. The “total return” of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of a fund over a given period.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information or to learn the current 7-day yield of the Funds, call your financial advisor or the corresponding Fund at 1-800-621-1048 (for DWS Government & Agency Money Fund shares); 1-800-231-8568 (for Service Shares) and 1-800-537-3177 (for DWS Government Cash Institutional Shares and Government Cash Managed Shares) or visit the Funds’ website at www.dws-scudder.com.

III. OTHER COMPARISONS BETWEEN THE FUNDS

Advisor and Portfolio Managers.    DeIM is the investment advisor for each Fund. Under the supervision of the Board of Trustees of each trust, DeIM, with headquarters at 345 Park Avenue, New York, New York 10154, makes each Fund’s investment decisions, buys and sells securities for each Fund and conducts research that leads to these purchase and sale decisions. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeIM is part of Deutsche Asset Management (“DeAM”) and an indirect wholly-owned subsidiary of Deutsche Bank AG. DeAM is the marketing name in the United States for the asset management activities of, among others, Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

A group of investment professionals is responsible for the day-to-day management of each Fund. These investment professionals have a broad range of experience in managing money market funds.

Distribution and Service Fees.    Pursuant to separate but substantially identical underwriting agreements, DWS Scudder Distributors, Inc. (“DWS-SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the DeIM, is the principal underwriter, distributor and administrator for shares of each Fund and acts as agent of the Funds in the continuous sale of their shares.

CAT Government Fund has adopted a service plan on behalf of CAT Managed Shares in accordance with Rule 12b-1 under the 1940 Act that is substantially the same as the Rule 12b-1 service plan currently in effect for ICT Managed Shares. Plans under Rule 12b-1 allow a fund to pay distribution and/or service fees for the sale and distribution of its shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of investments.

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Pursuant to a Shareholder Services Agreement with CAT Government Fund, which is substantially the same as the Shareholder Services Agreement with ICT Government Fund, DWS-SDI will receive a service fee of up to 0.15% of average daily net assets per year with respect to CAT Managed Shares. DWS-SDI will use the fee to compensate financial services firms for providing personal services and maintaining accounts for their customers that hold CAT Managed Shares, and may retain any portion of the fee not paid to such firms to compensate itself for administrative functions performed for such shares. All amounts are payable monthly and are based on the average daily net assets of the Fund attributable to CAT Managed Shares.

Trustees and Officers.    The Trustees overseeing DWS Government Fund, a series of DWS Money Funds, and ICT Government Fund, a series of Investors Cash Trust, are the same as those who oversee CAT Government Fund, a series of Cash Account Trust. The Trustees are Shirley D. Peterson (Chair), John W. Ballantine, Donald L. Dunaway, James R. Edgar, Paul K. Freeman, Robert B. Hoffman, William McClayton and Robert H. Wadsworth. The officers of DWS Government Fund and ICT Government Fund are the same as those of CAT Government Fund. The officers are Michael Clark, President, Philip J. Collora, Vice President and Assistant Secretary, Paul H. Schubert, Chief Financial Officer and Treasurer, John Millette, Secretary, Patricia DeFilippis, Assistant Secretary, Elisa D. Metzger, Assistant Secretary, Caroline Pearson, Assistant Secretary, Scott M. McHugh, Assistant Treasurer, Kathleen Sullivan D’Eramo, Assistant Treasurer, John Robbins, Anti-Money Laundering Compliance Officer and Robert Kloby, Chief Compliance Officer.

Independent Registered Public Accounting Firm.    Each Fund’s independent registered public accounting firm is Ernst & Young LLP. Ernst & Young LLP audits and reports on each Fund’s annual financial statements, reviews certain regulatory reports and each Fund’s federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

Charter Documents.    DWS Government Fund is a series of DWS Money Funds, a Massachusetts business trust governed by Massachusetts law. ICT Government Fund is a series of Investors Cash Trust, a Massachusetts business trust governed by Massachusetts law. CAT Government Fund is a series of Cash Account Trust, a Massachusetts business trust governed by Massachusetts law. DWS Government Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated January 20, 1998, as amended from time to time. ICT Government Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated March 9, 1990, as amended from time to time. CAT Government Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated March 17, 1990, as amended from time to time. Each Declaration of Trust is referred to herein as a “Charter Document.” The Charter Documents are substantially identical to one another. Additional information about each Charter Document is provided below.

Shares.    Under each Fund’s Charter Document, shares of the Fund do not entitle the holder thereof to any conversion, exchange, preemption or appraisal rights. Shares of each Fund do entitle the holder to any dividends or distributions declared by the Trustees, and if a Fund were liquidated, shareholders of that Fund would receive a proportionate share of the net assets of the Fund. Each Fund has the right to redeem, at the then current net asset value, the shares of any shareholder whose account does not exceed a minimum balance.

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Shareholder Meetings and Voting Rights.    The Charter Document of each Fund does not require that annual meetings of shareholders be held, but meetings of the shareholders shall be called for the purpose of electing Board Members when required by the Charter Document or to comply with the 1940 Act. The Trustees or such other person or persons as may be specified in the By-Laws of each Fund may call a shareholder meeting if requested in writing by the holders of at least 25% (or at least 10%, if the purpose of the meeting is to vote to remove a Trustee) of the outstanding shares entitled to vote at such meeting. Shares of each Fund entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class thereof on matters affecting the Fund or class only, as determined by the Trustees, or when the 1940 Act so requires. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund, and adoption of a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Any Trustee of the Funds may be removed by vote or written consent of fifty percent (50%) of the votes entitled to be cast on the matter. Trustee vacancies may be filled by a majority of the Trustees then in office through written appointment, unless a shareholder vote is required by the 1940 Act. Shares of both Funds have noncumulative voting rights with respect to the election of Trustees. Each Fund (or any class) may be terminated by a written instrument signed by a majority of its Trustees, or by the affirmative vote of the holders of fifty percent (50%) of the shares of the Fund (or class) outstanding and entitled to vote. Sale, conveyance, or transfer of any assets of the Funds to another trust, partnership, association or corporation organized under the laws of any state of the United States requires the affirmative vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter. Quorum for a shareholder meeting of any Fund is the presence in person or by proxy of 30% of the shares entitled to vote.

Shareholder Liability.    Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the acts or obligations of a fund. The Charter Document governing each Fund, however, disclaims shareholder liability in connection with the Fund’s property or the acts and obligations of the Fund. Moreover, each Fund’s Charter Document provides for indemnification out of the property of the Fund for all loss and expense of any shareholder held personally liable by reason of being a shareholder of the Fund, and, provides that the Fund may be covered by insurance that the Trustees consider necessary or appropriate.

Amendment of Charter Document.    The Charter Document of each Fund may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of shareholders holding more than fifty percent (50%) of the shares of each series entitled to vote. Each Charter Document may also be amended by the Trustees without shareholder consent if the purpose of the amendment is to change the name of the Trust or to supply any omission, cure any ambiguity, or cure, correct or supplement any provision which is deficient or inconsistent with the 1940 Act or the requirements of the Internal Revenue Code of 1986, as amended.

The foregoing a general summary of certain provisions of the Charter Documents governing DWS Money Funds, Investors Cash Trust and Cash Account Trust and is not a complete description of provisions contained in those sources. Shareholders should

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refer to the provisions of those documents and state law directly for a more thorough description.

IV. INFORMATION ABOUT THE PROPOSED MERGERS

General.    The shareholders of each Acquired Fund are being asked to approve a merger between their Fund and CAT Government Fund pursuant to separate Agreements and Plans of Reorganization between each Acquired Fund and CAT Government Fund (the “Agreements”). The form of the Agreements is attached to this Prospectus/Proxy Statement as Exhibit A.

Each merger is structured as a transfer of all the assets of the Acquired Fund to CAT Government Fund in exchange for the assumption by CAT Government Fund of all liabilities of the Acquired Fund and for the issuance and delivery to the Acquired Fund of Merger Shares equal in number to the outstanding shares of the Acquired Fund as of the Valuation Time.

After receipt of the Merger Shares, each Acquired Fund will distribute the Merger Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of such Acquired Fund, and the legal existence of each Acquired Fund will be terminated. Each shareholder of each Acquired Fund will receive Merger Shares equal in number to the shareholder’s Acquired Fund shares at the Valuation Time.

Each Acquired Fund and CAT Government Fund have substantially similar investment objectives, policies, restrictions and strategies. Because of the similarities in the portfolios of each Fund and the short-term characteristics of the portfolio securities, the Acquired Funds do not expect to dispose of securities prior to the merger, except in the ordinary course.

The Trustees overseeing your Fund have voted unanimously to approve the Agreement for your Fund and the proposed merger and to recommend that shareholders also approve the merger. With respect to each merger, the actions contemplated by the Agreements and the related matters described therein will be consummated only if approved by the affirmative vote of shareholders of the Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter.

In the event that a merger does not receive the required shareholder approval, that Fund will continue to be managed as a separate Fund in accordance with its current investment objective and policies, and the Trustees may consider such alternatives as may be in the best interests of the Fund. Each merger is separate and distinct from the other and is not contingent upon completion of the other merger.

Background and Trustees’ Considerations Relating to the Proposed Mergers.    DeAM first discussed the mergers with the Trustees in December 2005 as a part of an ongoing program initiated by DeAM to restructure its mutual fund lineup. The proposed mergers are designed to enable DeAM to: (1) eliminate redundancies within the DWS money market funds by reorganizing and combining certain funds; and (2) focus its investment resources on a core set of money market funds that best meet investor needs.

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DeAM believes that the mergers offer shareholders:

•	A similar investment opportunity in a larger fund with the opportunity to achieve greater economies of scale and a lower operating expense ratio; and

•	A portfolio with the possibility of higher yields generated through more efficient execution and greater stability of assets.

The Trustees conducted a thorough review of the potential implications of each merger. They were assisted in this review by their independent legal counsel. The Trustees met on several occasions to review and discuss the mergers, both among themselves and with representatives of DeAM. In the course of their review, the Trustees requested and received substantial information.

On May 10, 2006, the Trustees of DWS Money Funds and Investors Cash Trust, all of whom are not “interested persons” (as defined by the 1940 Act) (“Disinterested Trustees”), approved the terms of the merger of DWS Government Fund and ICT Government Fund, respectively and recommended that the mergers be approved by shareholders.

In determining to recommend that the shareholders of each Acquired Fund approve its merger, the Trustees considered, among others, the factors described below:

•	The Trustees noted that the estimated operating expense ratios of CAT Money Fund Shares, CAT Institutional Shares and CAT Managed Shares of the combined fund are lower than the expense ratios of shares of DWS Government Fund, ICT Service Shares and ICT Institutional Shares, and ICT Managed Shares, respectively. The Trustees also considered DeIM’s commitment to cap the operating expenses of the combined fund’s CAT Money Fund Shares, CAT Institutional Shares and CAT Managed Shares for at least three years at levels equal to or lower than the current operating expenses or current expense cap of shares of DWS Government Fund, ICT Service Shares and ICT Institutional Shares, and ICT Managed Shares, respectively. The Trustees noted the possible economies of scale that might be realized by DeAM in connection with the mergers.

•	The Trustees considered that the mergers would not result in the dilution of shareholder interests and that the terms and conditions of the Agreements were fair and reasonable.

•	The Trustees noted that the investment objective, policies, restrictions and strategies of each Acquired Fund are similar to the investment objective, policies, restrictions and strategies of CAT Government Fund and that the securities in each Acquired Fund’s portfolio were compatible with the securities in CAT Government Fund’s portfolio. The Trustees also considered that the mergers would permit the shareholders of the Acquired Funds to pursue similar investment goals in a larger fund.

•	The Trustees noted that the services available to shareholders of CAT Government Fund were substantially similar to those available to shareholders of the Acquired Funds.

•	The Trustees noted that DeAM would bear all expenses associated with the mergers.

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•	The Trustees noted that DeAM believes the combined fund would be more likely to attract additional assets than the Acquired Funds and enjoy any related economies of scale.

•	The Trustees noted that DeIM has agreed to indemnify CAT Government Fund against certain liabilities Cash Account Trust may incur in connection with any litigation or regulatory action related to possible improper market timing or possible improper marketing and sales activity in Cash Account Trust (see Section VI) so that the likelihood that the combined fund would suffer any loss is considered by fund management to be remote.

•	The Trustees noted that DeIM has agreed to indemnify the Disinterested Trustees against certain liabilities that such Disinterested Trustees may incur by reason of having served as a Trustee.

Based on all of the foregoing, the Trustees overseeing your Fund concluded that the participation of your Fund in the proposed merger with CAT Government Fund would be in the best interests of your Fund and would not dilute the interests of existing shareholders. The Trustees overseeing your Fund unanimously recommend that shareholders approve the merger of their Fund.

Agreements and Plans of Reorganization.    The proposed mergers will be governed by the Agreements, the form of which is attached as Exhibit A. Each Agreement provides that CAT Government Fund will acquire all the assets of the Acquired Fund solely in exchange for the assumption by CAT Government Fund of all liabilities of the Acquired Fund and for the issuance of Merger Shares equal in number to the shares of the Acquired Fund outstanding as of the Valuation Time. The Merger Shares will be issued on the next full business day (the “Exchange Date”) following the time as of which the Funds’ assets and liabilities are valued for the merger (4:00 p.m. Eastern time, on February 15, 2007 for ICT Government Fund and March 16, 2007 for DWS Government Fund, or such other date and time as may be agreed upon by the parties (the “Valuation Time”)). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement.

Each Acquired Fund will transfer all of its assets to CAT Government Fund, and in exchange, CAT Government Fund will assume all liabilities of the Acquired Funds and deliver to each Acquired Fund Merger Shares equal in number to the shares of the Acquired Fund outstanding as of the Valuation Time. Immediately following the transfer of assets on the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the Valuation Time the Merger Shares received by the Acquired Fund, as follows: (1) shareholders of DWS Government Fund will receive CAT Money Fund Shares; (2) shareholders of ICT Service Shares will receive CAT Institutional Shares; (3) shareholders of ICT Institutional Shares will receive CAT Institutional Shares; and (4) shareholders of ICT Managed Shares will receive CAT Managed Shares. As a result of each proposed merger, each shareholder of the Acquired Funds will receive Merger Shares of the class indicated above equal in number to the Acquired Fund shares surrendered by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of CAT Government Fund in the names of such Acquired Fund shareholders, each account representing the respective number of Merger Shares of each class due to the respective shareholder. New certificates for Merger Shares will not be issued.

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The Trustees of DWS Money Funds, Investors Cash Trust and Cash Account Trust have determined that the interests of their respective Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Agreements and that the proposed merger of their Fund is in the Fund’s best interests.

The consummation of each merger is subject to the conditions set forth in the Agreements. An Agreement may be terminated and a merger abandoned (i) by mutual consent of the parties, (ii) by any party to the Agreement if the merger shall not be consummated by May 7, 2007, (iii) if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, or (iv) if the net asset value per share of either party to the Agreement calculated using market values deviates by more than 0.3 of 1% from its net asset value per share calculated using amortized cost.

If shareholders of each Acquired Fund approve the merger of their Fund, CAT Government Fund has agreed to identify in writing prior to the Exchange Date any assets of the Acquired Fund that it does not wish to acquire because they are not consistent with the current investment objective, policies, restrictions and strategies of CAT Government Fund, and the Acquired Fund agrees to dispose of such assets prior to the Exchange Date. CAT Government Fund also agrees to identify in writing prior to the Exchange Date any assets that it would like the Acquired Fund to purchase, consistent with CAT Government Fund’s investment objective, policies, restrictions and strategies, and the Acquired Fund agrees to purchase such assets with the cash proceeds from the disposition of assets identified by CAT Government Fund. DeIM has represented that it does not expect CAT Government Fund to identify any such assets of either Acquired Fund.

All fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and any other expenses incurred in connection with the consummation of each merger and related transactions contemplated by the Agreements, will be borne by DeAM.

Description of the Merger Shares.    Merger Shares will be issued to shareholders of each Acquired Fund in accordance with the Agreements as described above. The Merger Shares represent new share classes, which are being created to facilitate the mergers. Each new share class has substantially the same characteristics as its predecessor class. Your Merger Shares will be treated as having been purchased on the date you purchased your Acquired Fund shares and for the price you originally paid. For more information on the characteristics of each class of Merger Shares, please see the CAT Government Fund Prospectuses, copies of which were mailed with this Prospectus/Proxy Statement.

Federal Income Tax Consequences.    As a condition to each Fund’s obligation to consummate the merger, each Fund will receive a tax opinion from Willkie Farr & Gallagher LLP (which opinion will be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of the existing provisions of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

•	The acquisition by CAT Government Fund of all the assets of the Acquired Fund solely in exchange for Merger Shares and the assumption by CAT Government

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Fund of all the liabilities of the Acquired Fund, followed by the distribution by such Acquired Fund to its shareholders of Merger Shares in complete liquidation of such Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and CAT Government Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

•	Under Section 361 of the Code, the Acquired Fund will not recognize gain or loss upon the transfer of its assets to CAT Government Fund in exchange for Merger Shares and the assumption of the Acquired Fund’s liabilities by CAT Government Fund, and such Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Merger Shares in liquidation of the Acquired Fund.

•	Under Section 354 of the Code, shareholders of the Acquired Fund will not recognize gain or loss on the receipt of Merger Shares solely in exchange for their Acquired Fund shares.

•	Under Section 358 of the Code, the aggregate basis of the Merger Shares received by each shareholder of the Acquired Fund will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor.

•	Under Section 1223(1) of the Code, the holding period of the Merger Shares received by each Acquired Fund shareholder will include the holding period of the Acquired Fund shares exchanged therefor, provided that such Acquired Fund shareholder held such Acquired Fund shares at the time of the reorganization as a capital asset.

•	Under Section 1032 of the Code, CAT Government Fund will not recognize gain or loss upon the receipt of the assets of the Acquired Fund in exchange for Merger Shares and the assumption by CAT Government Fund of all the liabilities of the Acquired Fund.

•	Under Section 362(b) of the Code, the basis of the assets of the Acquired Fund transferred to CAT Government Fund in the reorganization will be the same in the hands of CAT Government Fund as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer.

•	Under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Fund transferred to CAT Government Fund in the reorganization in the hands of CAT Government Fund will include the periods during which such assets were held by the Acquired Fund.

•	CAT Government Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381,382, 383 and 384 of the Code and the regulations thereunder.

Each Fund intends to declare dividends daily and distribute dividends from its investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains after utilization of capital loss carryforwards, if any, monthly. An additional distribution may be made if necessary. Shareholders of each Fund can have their dividends and distributions automatically invested in additional shares of the same Fund, or a different fund in the same family of funds, at net asset value and credited to the shareholder’s account on the payment date

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or, at the shareholder’s election, sent to the shareholder by check. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested in the shareholder’s account. If the Agreements are approved by an Acquired Fund’s shareholders, such Fund will pay its shareholders a distribution of all undistributed net investment company taxable income (computed without regard to any deduction for dividends paid) and undistributed realized net capital gains (after reduction by any capital loss carryforwards, if any) immediately prior to the Closing (as defined in the Agreements).

This description of the federal income tax consequences of each merger is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of their merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

Capitalization.    The following tables set forth the capitalization of each Fund as of April 30, 2006, and of CAT Government Fund on a pro forma combined basis, giving effect to each proposed merger separately and together as of that date. The tables assume each merger, separately and together, had been consummated on April 30, 2006, and is for information purposes only. No assurance can be given as to how many shares of CAT Government Fund will be received by the shareholders of each Acquired Fund on the date the merger takes place, and the foregoing should not be relied upon to reflect the number of shares of CAT Government Fund that actually will be received on or after such date.

	CAT Government Fund	ICT Government Fund	DWS Government Fund	Pro Forma Adjustments	CAT Government Fund Pro Forma Combined
Net Assets
DWS Government Fund Shares	$—	$—	$436,955,654	(436,955,654)	$—
CAT Money Fund Shares	$—	$—	$—	436,955,654	$436,955,654
Service Shares	$45,326,935	$209,464,212	$—	(209,464,212)	$45,326,935
DWS Government Cash Institutional Shares	$—	$60,046,773	$—	209,464,212	$269,510,985
Government Cash Managed Shares	$—	$213,016,701	$—	—	$213,016,701
Capital Assets Funds Shares	$63,366,713	$—	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	$—	—	$105,720,534

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	CAT Government Fund	ICT Government Fund	DWS Government Fund	Pro Forma Adjustments	CAT Government Fund Pro Forma Combined
Premier Money Market Shares	$2,046,379,928	$—	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$482,527,686	$436,955,654		$3,405,363,342

Shares Outstanding
DWS Government Fund Shares	—	—	436,935,217	(436,935,217)	—
CAT Money Fund Shares	—	—	—	436,935,217	436,935,217
Service Shares	45,326,435	209,459,561	—	(209,459,561)	45,326,435
DWS Government Cash Institutional Shares	—	60,043,219	—	209,459,561	269,502,780
Government Cash Managed Shares	—	213,013,493	—	—	213,013,493
Capital Assets Funds Shares	63,366,713	—	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	—	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	—	2,046,367,027
Net Asset Value per share
DWS Government Fund Shares	$—	$—	$1.00	—	$—
CAT Money Fund Shares	$—	$—	$—		$1.00

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	CAT Government Fund	ICT Government Fund	DWS Government Fund	Pro Forma Adjustments	CAT Government Fund Pro Forma Combined
Service Shares	$1.00	$1.00	$—	—	$1.00
DWS Government Cash Institutional Shares	$—	$1.00	$—	—	$1.00
Government Cash Managed Shares	$—	$1.00	$—	—	$1.00
Capital Assets Funds Shares	$1.00	$—	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	$—	—	$1.00

	CAT Government Fund	ICT Government Fund	Pro Forma Adjustments	CAT Government Fund and ICT Government Fund Pro Forma Combined
Net Assets
Service Shares	$45,326,935	$209,464,212	(209,464,212)	$45,326,935
DWS Government Cash Institutional Shares	$—	$60,046,773	209,464,212	$269,510,985
Government Cash Managed Shares	$—	$213,016,701		$213,016,701
Capital Assets Funds Shares	$63,366,713	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	—	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$482,527,686		$2,968,407,688

Shares Outstanding
Service Shares	45,326,435	209,459,561	(209,459,561)	45,326,435
DWS Government Cash Institutional Shares	—	60,043,219	209,459,561	269,502,780
Government Cash Managed Shares	—	213,013,493	—	213,013,493
Capital Assets Funds Shares	63,366,713	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	225,085,919

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	CAT Government Fund	ICT Government Fund	Pro Forma Adjustments	CAT Government Fund and ICT Government Fund Pro Forma Combined
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	2,046,367,027

Net Asset Value per share
Service Shares	$1.00	$1.00	—	$1.00
DWS Government Cash Institutional Shares	$—	$1.00	—	$1.00
Government Cash Managed Shares	$—	$1.00	—	$1.00
Capital Assets Funds Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	—	$1.00

	CAT Government Fund	DWS Government Fund	Pro Forma Adjustments	CAT Government Fund and DWS Government Fund Pro Forma Combined
Net Assets
DWS Government Fund Shares	$—	$436,955,654	(436,955,654)	$—
CAT Money Fund Shares	$—	$—	436,955,654	$436,955,654
Service Shares	$45,326,935	$—	—	$45,326,935
Capital Assets Funds Shares	$63,366,713	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	—	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$436,955,654	—	$2,922,835,656

Shares Outstanding
DWS Government Fund Shares	—	436,935,217	(436,935,217)	—
CAT Money Fund Shares	—	—	436,935,217	436,935,217

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	CAT Government Fund	DWS Government Fund	Pro Forma Adjustments	CAT Government Fund and DWS Government Fund Pro Forma Combined
Service Shares	45,326,435	—	—	45,326,435
Capital Assets Funds Shares	63,366,713	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	2,046,367,027

Net Asset Value per share
DWS Government Fund Shares	$—	$1.00	—	$—
CAT Money Fund Shares	$—	$—		$1.00
Service Shares	$1.00	$—	—	$1.00
Capital Assets Funds Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	—	$1.00

Unaudited pro forma combined financial statements of CAT Government Fund as of April 30, 2006, and for the twelve-month period then ended, are included in the Merger SAI. Because the Agreements provide that CAT Government Fund will be the surviving Fund following the mergers and because CAT Government Fund’s investment objective, policies, restrictions and strategies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of each Acquired Fund to CAT Government Fund as contemplated by the Agreements.

The Trustees overseeing your Fund unanimously recommend approval of the merger by shareholders of the Fund.

V. INFORMATION ABOUT VOTING AND THE SHAREHOLDER MEETING

General.    This Prospectus/Proxy Statement is being furnished in connection with the proposed mergers of (a) DWS Government Fund into CAT Government Fund and (b) ICT Government Fund into CAT Government Fund, and the solicitation of proxies by and on behalf of the Trustees of DWS Money Funds and Investors Cash Trust for use at the Joint Special Meeting of shareholders of the Acquired Funds. The Meeting is to be held on December 8, 2006, at 4:00 p.m. Eastern time at the offices of DeIM, 345 Park Avenue, 27th Floor, New York, New York 10154, or at such later time as is made

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necessary by adjournment. The Notice of the Joint Special Meeting, the combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about [            ], 2006.

As of October 11, 2006, DWS Government Fund had the following shares outstanding:

Number of Shares
450,533,270.71

As of October 11, 2006, ICT Government Fund had the following shares outstanding:

Share Class	Number of Shares
Service Shares	182,985,023.69
DWS Government Cash Institutional Shares	111,532,300.68
Government Cash Managed Shares	183,833,132.09

Only shareholders of record on October 11, 2006 will be entitled to notice of and to vote at the Meeting. With respect to each proposal, each share is entitled to one vote, with fractional shares voting proportionally.

The Trustees of DWS Money Funds and Investors Cash Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Required Vote.    Proxies are being solicited from each Acquired Fund’s shareholders by the Trustees for the Meeting. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, FOR approval of the applicable Agreement. With respect to each proposal, the transactions contemplated by the Agreements will be consummated only if approved by the affirmative vote of shareholders of the applicable Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the Meeting.

Record Date, Quorum and Method of Tabulation.    Shareholders of record of each Acquired Fund at the close of business on October 11, 2006 (the “Record Date”) will be entitled to vote with respect to their merger at the Meeting or any adjournment thereof. The holders of 30% of the shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum with respect to that Acquired Fund for the Meeting.

Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Acquired Funds as tellers for the Meeting. The tellers will count the total number of votes cast “for” approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and “broker non-votes” (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons

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entitled to vote, and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will therefore have the effect of a negative vote on the proposal.

Share Ownership.    As of October 11, 2006, the officers and Trustees of each Fund as a group beneficially owned less than 1% of the outstanding shares of each Fund. To the best of the knowledge of DWS Government Fund, no shareholders owned of record or beneficially 5% or more of the outstanding shares of DWS Government Fund as of such date.

To the best of the knowledge of ICT Government Fund, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of ICT Government Fund as of October 11, 2006:

Class	Shareholder Name and Address	Percentage Owned
Service Shares	LPL Financial Services San Diego, CA 92121-1968	14.92%
Service Shares	Montgomery County Cap Projects RD Bonds(VR) Ser 2006B ATTN: Martha Gustavsen Conroe TX 77305-1307	8.27%
Service Shares	Dewitt County C of O’s Ser 2006 Construction Fund Attn: Peggy Ledbetter Cuero, TX 77954-2948	5.74%
Service Shares	Montgomery County Cap Projects RD Bonds(FR) Ser 2006A ATTN: Martha Gustavsen Conroe TX 77305-1307	5.51%
DWS Government Cash Institutional Shares	Harvard Pilgrim Healthcare ATTN: Accounting Dept Wellesley MA 02481-3609	49.87%

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Class	Shareholder Name and Address	Percentage Owned
DWS Government Cash Institutional Shares	D A Davidson & Co ICT GVT INST Shrs Omnibus Acct #1 ATTN: Beth Ann Thelen Great Falls MT 59403-5015	28.28%
DWS Government Cash Institutional Shares	City of Milwaukee Public Schools David Kirchgessner—Comptroller Milwaukee WI 53208-2698	7.11%
DWS Government Cash Institutional Shares	City of Milwaukee Public Schools David Kirchgessner—Comptroller Milwaukee WI 53208-2698	6.37%
Government Cash Managed Shares	Fiduciary Trust Co Int’l (as agent) ATTN: Mutual Fund Processing ATTN: Corporate Treasury New York NY 10020-2302	79.32%
Government Cash Managed Shares	Saturn & Co ATTN: ICMS Processing Boston MA 02116-5021	6.71%
Government Cash Managed Shares	Fiduciary Trust Co Int’l (as agent) Non Compensation Account ATTN: Corporate Treasury New York NY 10020-2302	5.27%

To the best of the knowledge of CAT Government Fund, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of CAT Government Fund as of October 11, 2006:

Class	Shareholder Name and Address	Percentage Owned
Service Shares	Penson Financial Services Dallas TX 75201-4609	99.35%
Premier Money Market Shares	LPL Financial Services San Diego CA 92121-1968	98.33%

Solicitation of Proxies.    In addition to soliciting proxies by mail, certain officers and representatives of the Acquired Funds, officers and employees of DeIM and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposal.

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Computershare Fund Services, Inc. (“Computershare”) has been engaged to assist in the solicitation of proxies, at an estimated cost of $30,882 and $7,788 for DWS Government Fund and ICT Government Fund, respectively. As the Meeting date approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of Computershare if their votes have not yet been received. Authorization to permit Computershare to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically or through the Internet will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the proposal on the proxy card, and ask for the shareholder’s instructions on the proposal. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Prospectus/Proxy Statement. Computershare will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare immediately if his or her instructions are not correctly reflected in the confirmation.

Please see the instructions on your proxy card for telephone touch-tone voting and Internet voting. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote via the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions upon request.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact Computershare toll-free at (866) 774-4940. Any proxy given by a shareholder is revocable until voted at the Meeting.

Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in soliciting instructions from their principals. The cost of preparing, printing and mailing the enclosed proxy card and Prospectus/Proxy Statement, and all other costs incurred in connection with the solicitation of proxies for the Acquired Funds, including any additional solicitation made by letter, telephone or telegraph, will be paid by DeAM.

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Revocation of Proxies.    Proxies, including proxies given by telephone or over the Internet, may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the applicable Acquired Fund at Two International Place, Boston, MA 02110, (ii) by properly submitting a later-dated proxy that is received by the Acquired Fund at or prior to the Meeting or (iii) by attending the Meeting and voting in person. Merely attending the Meeting without voting, however, will not revoke a previously submitted proxy.

Adjournment.    In the event that the necessary quorum to transact business or the vote required to approve the merger of your Fund is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time without notice to permit further solicitation of proxies. Any adjournment of the Meeting for your Fund will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned.

VI. REGULATORY AND LITIGATION MATTERS

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the SEC, the New York Attorney General and the Illinois

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Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

On September 28, 2006, the SEC and the National Association of Securities Dealers (“NASD”) announced final agreements in which Deutsche Investment Management Americas Inc. (“DeIM”), Deutsche Asset Management, Inc. (“DeAM, Inc.”) and Scudder Distributors, Inc. (“SDI”) (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds’ (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DeIM and DeAM, Inc. failed to disclose

32

potential conflicts of interest to the fund Boards and to shareholders relating to SDI’s use of certain funds’ brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the regulators’ findings, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares.

As part of the settlements, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

SDI has also offered to settle with the NASD regarding SDI’s provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI’s offer.

Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

33

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [        ] day of             , 2006, by and among Cash Account Trust (the “Acquiring Trust”), a Massachusetts business trust, on behalf of Government & Agency Securities Portfolio (the “Acquiring Fund”), a series of the Acquiring Trust; [DWS Money Funds]/[Investors Cash Trust] (the “Acquired Trust” and, together with the Acquiring Trust, each a “Trust” and collectively the “Trusts”), a Massachusetts business trust, on behalf of [DWS Government & Agency Money Fund]/[Government & Agency Securities Portfolio] (the “Acquired Fund” and, together with the Acquiring Fund, each a “Fund” and collectively the “Funds”); and Deutsche Investment Management Americas Inc. (“DeIM”), investment adviser to the Funds (for purposes of section 10.2 of the Agreement only). The principal place of business of the Acquiring Trust and the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for [DWS Government & Agency Money Fund]/[DWS Government Cash Institutional and Government Cash Managed] voting shares of beneficial interest ($0.01 par value) of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Consideration for Acquiring Fund Shares, the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1  [For DWS Money Funds—DWS Government & Agency Money Fund] Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all of the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares equal in number to shares of the Acquired Fund outstanding as of the Valuation Time as defined in Section 2.1; and (ii) to assume all the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation payable to the Acquired Trust Board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place on the Closing Date as defined in section 3.1 (the “Closing”).

1.1  [For Investors Cash Trust—Government & Agency Securities Portfolio] Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Acquired Fund that number of full and fractional DWS Government Cash Institutional Acquiring Fund Shares equal in number to the sum of the Service Shares and DWS Government Cash Institutional Shares of the Acquired Fund outstanding as of the Valuation Time as defined in Section 2.1; (ii) to deliver to the Acquired Fund that number of full and fractional Government Cash Managed Acquiring Fund Shares equal in number to the Government Cash Managed Shares of the Acquired Fund outstanding as of the Valuation Time as defined in Section 2.1; and (iii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation payable to the Acquired Trust Board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place on the Closing Date as defined in section 3.1 (the “Closing”).

1.2  The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applied consistently with those of the Acquired Fund’s most recent audited statement of assets and liabilities. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

1.3  The Acquired Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Closing Date as defined in section 3.1.

1.4  On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5  [For DWS Money Funds—DWS Government & Agency Money Fund] Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The

Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The number of Acquiring Fund Shares to be so credited to the Acquired Fund Shareholders shall be equal in number of the Acquired Fund shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund, if any, will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.2. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.5  [For Investors Cash Trust—Government & Agency Securities Portfolio] Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”) with respect to (i) the Service Shares and DWS Government Cash Institutional Shares, determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the DWS Government Cash Institutional Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1 and (ii) the Government Cash Managed Shares determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Government Cash Managed Acquiring Fund Shares received by the Acquired Fund pursuant to section 1.1. The Acquired Fund will then completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The number of DWS Government Cash Institutional Acquiring Fund Shares to be so credited to the Service and DWS Government Cash Institutional Acquired Fund Shareholders shall be equal in number of the Service and DWS Government Cash Institutional shares owned by such shareholders as of the Valuation Time. The number of Government Cash Managed Acquiring Fund Shares to be so credited to the Government Cash Managed Shares Acquired Fund Shareholders shall be equal in number of the Government Cash Managed Shares owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Service, DWS Government Cash Institutional and Government Cash Managed Shares of the Acquired Fund, if any, will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.2. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.6  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.7  Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	Valuation

2.1  The value of the Assets and liabilities of the Acquired Trust shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the business day immediately preceding the Closing Date, as defined in section 3.1 (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures adopted by the Acquiring Trust’s Board of Trustees copies of which have been delivered to the Acquired Fund.

2.2  Acquired Fund Shareholders shall be entitled to receive, with respect to each full and fractional share of the Acquired Fund held by such shareholder, a full and fractional Acquiring Fund Share.

2.3  All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of Rule 2a-7 of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of the other Fund.

3.	Closing and Closing Date

3.1  The Closing of the transactions contemplated by this Agreement shall be [February 16, 2007]/[March 19, 2007], or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Fund, or at such other place and time as the parties may agree.

3.2  The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

3.3  State Street Bank and Trust Company (“State Street”), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.4  DWS Scudder Investment Service Company (“DWS-SISC”), as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding [Acquired Fund shares]/[DWS Government Cash Institutional, Service and Government Cash Managed Acquired Fund shares] owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5  In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6  The liabilities of the Acquired Fund shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement, including but not limited to, any deferred compensation payable to the Acquired Fund’s Board members.

4.	Representations and Warranties

4.1  The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)  The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust’s Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

(b)  The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

(d)  The Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

(e)  Other than as disclosed on a schedule provided by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)  The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended [July 31, 2006/March 31, 2006], have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)  Since [July 31, 2006/March 31, 2006], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

(h)  At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(i)  For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(j)  All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of DWS-SISC, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

(k)  At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to section 1.1 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(l)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m)  The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(n)  The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

(o)  The Registration Statement referred to in section 5.7, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2  The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)  The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

(b)  The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

(c)  No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)  The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

(e)  Other than as disclosed on a schedule provided by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(f)  The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended April 30, 2006, have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g)  Since April 30, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

(h)  At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(i)  For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for its the taxable year that includes the Closing Date;

(j)  All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

(k)  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

(l)  At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

(m)  The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)  The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(o)  The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(p)  The Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act, and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

(q)  The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1  The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds’ normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2  Upon reasonable notice, the Acquiring Trust’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3  The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than February 2, 2007.

5.4  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5  The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.6  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7  Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the “Registration Statement”) in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Trust will file the Registration Statement, including a proxy statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include a proxy statement, all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5.8  The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9  The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.10  The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund Shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume all the liabilities of the Acquired Fund.

5.11  As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing and shall completely liquidate.

5.12  The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.13  The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated herein in section 8.5.

5.14  At or immediately prior to the Closing, the Acquired Fund will declare and pay to its shareholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

5.15  The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the Acquired Fund that it does not wish to acquire because they are not consistent with the current investment objective, policies, restrictions and strategies of the Acquiring Fund, and the Acquired Fund agrees to dispose of such assets prior to the Closing Date. The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets that it would like the Acquired Fund to purchase, consistent with the Acquiring Fund’s investment objective, policies, restrictions and strategies, and the Acquired Fund agrees to purchase such assets with the cash proceeds from the disposition of assets pursuant to the Acquiring Fund’s investment objective, policies, restrictions and strategies prior to the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1  All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2  The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by the Acquiring Trust’s President, Treasurer or a

Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3  The Acquired Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

(a)  the Acquiring Trust has been formed and is validly existing as a business trust under the laws of The Commonwealth of Massachusetts;

(b)  the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Trust’s registration statement under the 1940 Act;

(c)  the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

(d)  the execution and delivery of the Agreement did not, and the issuance of Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust’s Declaration of Trust, as amended, or By-laws; and

(e)  to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquiring Fund pursuant to section 4.2 of the Agreement, the Acquiring Fund is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund, (ii) the Acquiring Fund is duly registered as a series of an investment company with the Commission and no stop order suspending the effectiveness of the registration has been issued under the 1933 Act and no stop order of suspension or revocation of registration pursuant to Section 8(e) of the 1940 Act has been issued; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the issuance of Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Vedder, Price, Kaufman & Kammholz, P.C. of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

6.4  The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

[6.5]  [For Investors Cash Trust—Government & Agency Securities Portfolio] The Acquiring Trust shall have amended its Investment Management Agreement dated

April 5, 2002 such that the monthly fee payable to DeIM by the Acquiring Trust shall be reduced to the extent necessary in order that the amount payable by the Acquiring Fund, after allocation of the fee to the Acquiring Fund, is limited to 1/12 of 0.15 of 1 percent of the average daily net assets attributable to Acquiring Fund for the month, with the effect of such fee reduction being applied only to the Acquiring Fund and not to the other series of the Acquiring Trust.

[6.5]/[6.6]  The Acquiring Trust shall have entered into an expense cap agreement or agreements with DeIM effectively limiting the expenses of [DWS Government & Agency Money Fund shares of the Acquiring Fund to 0.45%]/[DWS Government Cash Institutional Shares and Government Cash Managed Shares of the Acquiring Fund to 0.23% and 0.46%, respectively], excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest, for a period of three years commencing on the Closing Date, in a form reasonably satisfactory to the Acquired Fund.

[6.6]/[6.7]  The Acquiring Fund’s net asset value per share calculated using market values shall not deviate by more than 0.5 of 1% from the net asset value per share calculated using amortized cost during the period from the date hereof through the Closing Date.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1  All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2  The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Trust.

7.3  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Acquired Trust’s President, Treasurer or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4  The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

(a)  the Acquired Trust has been formed and is validly existing as a business trust under the laws of the Commonwealth of Massachusetts;

(b)  the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust’s registration statement under the 1940 Act;

(c)  the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

(d)  the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund’s assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust’s Declaration of Trust, as amended, or By-laws; and

(e)  to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquired Fund pursuant to section 4.1 of the Agreement, the Acquired Fund is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Fund, (ii) the Acquired Fund is duly registered as a series of an investment company with the Commission and no stop order suspending the effectiveness of the registration has been issued under the 1933 Act and no stop order of suspension or revocation of registration pursuant to Section 8(e) of the 1940 Act has been issued; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund’s assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Vedder, Price, Kaufman & Kammholz, P.C. of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

7.5  The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

7.6  The Acquired Fund’s net asset value per share calculated using market values shall not deviate by more than 0.5 of 1% from the net asset value per share calculated using amortized cost during the period from the date hereof through the Closing Date.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this

Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

8.2  On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4  The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5  The parties shall have received an opinion of Willkie Farr & Gallagher LLP addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the acquisition by Acquiring Fund of all the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all the liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, Acquired Fund will not recognize gain or loss upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund liabilities by Acquiring Fund, and Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares in liquidation of Acquired Fund; (iii) under Section 354 of the Code, shareholders of Acquired Fund will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for Acquired Fund shares; (iv) under Section 358 of the Code, the aggregate basis of the Acquiring Fund Shares received by each shareholder of Acquired Fund will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include the holding period of the Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares at the time of the reorganization as a capital asset; (vi) under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of the assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all the liabilities of Acquired Fund; (vii) under Section 362(b) of the Code, the basis of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization will be the same in the hands of Acquiring Fund as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer; (viii) under Section 1223(2) of the Code, the holding periods of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund; and (ix) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381,382, 383 and 384 of the Code and the regulations thereunder. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher LLP of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this Section 8.5.

9.	Indemnification

9.1  The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2  The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	Fees and Expenses

10.1  Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2  DeIM will bear all the expenses associated with the Reorganization, including any transaction costs payable by the Acquired Fund in connection with sales of certain of its assets, as designated by the Acquiring Fund, in anticipation of the Reorganization.

11.	Entire Agreement

The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.	Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before May 7, 2007, unless such date is extended by mutual agreement of the parties, (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith, or (iv) if the net asset value per share of either party calculated using market values deviates by more than 0.3 of 1% from its net asset value per share calculated using amortized cost. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund or Acquiring Fund, as applicable, at 222 South Riverside Plaza, Chicago, Illinois, 60606 with a copy to Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, Attention: David A. Sturms, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1  The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4  References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust’s Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust.

Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5  This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	[DWS MONEY FUNDS, on behalf of DWS Government & Agency Money Fund]/[INVESTORS CASH TRUST, on behalf of Government & Agency Securities Portfolio]

John Millette, Secretary	By: Its:

Attest:	CASH ACCOUNT TRUST, on behalf of Government & Agency Securities Portfolio

John Millette, Secretary	By: Its:
AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTION 10.2 HERETO DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

By: Its:

Proxy card enclosed.

For more information, please call your Fund’s proxy solicitor,

Computershare Fund Services, Inc., at (866) 774-4940.

	DWS MONEY FUNDS DWS GOVERNMENT & AGENCY MONEY FUND PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS 345 Park Avenue, 27th Floor, New York, New York 10154	PROXY CARD
280 Oser Avenue	4:00 p.m., Eastern time, on December 8, 2006
Hauppauge, NY 11788-3610

The undersigned hereby appoint(s) Philip J. Collora, Patricia DeFilippis, John Millette and Caroline Pearson, and each of them, with full power of substitution, as proxy or proxies of the undersigned to vote all shares of the Fund that the undersigned is entitled in any capacity to vote at the above-stated Joint Special Meeting of Shareholders, and at any and all adjournments or postponements thereof (the “Special Meeting”), on the matter set forth in the Notice of a Joint Special Meeting of Shareholders and on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the Proposal. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting. Receipt of the Notice of a Joint Special Meeting and the related Proxy Statement/Prospectus is hereby acknowledged.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192
999 9999 9999 999

Note: Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this proxy card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title as such.

Signature(s) (Title(s), if applicable)

Date

VOTING OPTIONS

Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET Log on to: https://vote.proxy-direct.com Follow the on-screen instructions available 24 hours	VOTE BY PHONE Call 1-866-241-6192 Follow the recorded instructions available 24 hours	VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope	VOTE IN PERSON Attend Shareholder Meeting 345 Park Avenue, 27th Floor New York, NY 10154 on December 8, 2006

If you vote on the Internet or by telephone, you need not return this proxy card.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:    ■

VOTE ON PROPOSAL:

		FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization which contemplates the transfer of all the assets of the DWS Government & Agency Money Fund series of DWS Money Funds (“DWS Government Fund”) to the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”), in exchange for shares of CAT Government Fund and the assumption by CAT Government Fund of all liabilities of DWS Government Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of DWS Government Fund in complete liquidation and termination of DWS Government Fund	☐	☐	☐

The appointed proxies will vote on any other business as may properly come before the Special Meeting.

UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. NO POSTAGE REQUIRED.

	INVESTORS CASH TRUST GOVERNMENT & AGENCY SECURITIES PORTFOLIO PROXY FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS 345 Park Avenue, 27th Floor, New York, New York 10154	PROXY CARD
280 Oser Avenue	4:00 p.m., Eastern time, on December 8, 2006
Hauppauge, NY 11788-3610

The undersigned hereby appoint(s) Philip J. Collora, Patricia DeFilippis, John Millette and Caroline Pearson, and each of them, with full power of substitution, as proxy or proxies of the undersigned to vote all shares of the Fund that the undersigned is entitled in any capacity to vote at the above-stated Joint Special Meeting of Shareholders, and at any and all adjournments or postponements thereof (the “Special Meeting”), on the matter set forth in the Notice of a Joint Special Meeting of Shareholders and on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the Proposal. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting. Receipt of the Notice of a Joint Special Meeting and the related Proxy Statement/Prospectus is hereby acknowledged.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192
999 9999 9999 999

Note: Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this proxy card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title as such.

Signature(s) (Title(s), if applicable)

Date

VOTING OPTIONS

Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET Log on to: https://vote.proxy-direct.com Follow the on-screen instructions available 24 hours	VOTE BY PHONE Call 1-866-241-6192 Follow the recorded instructions available 24 hours	VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope	VOTE IN PERSON Attend Shareholder Meeting 345 Park Avenue, 27th Floor New York, NY 10154 on December 8, 2006

If you vote on the Internet or by telephone, you need not return this proxy card.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example:    ■

VOTE ON PROPOSAL:

		FOR	AGAINST	ABSTAIN
1.	To approve an Agreement and Plan of Reorganization which contemplates the transfer of all the assets of the Government & Agency Securities Portfolio series of Investors Cash Trust (“ICT Government Fund”) to the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”), in exchange for shares of CAT Government Fund and the assumption by CAT Government Fund of all liabilities of ICT Government Fund, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of ICT Government Fund in complete liquidation and termination of ICT Government Fund.	☐	☐	☐

The appointed proxies will vote on any other business as may properly come before the Special Meeting.

UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE. NO POSTAGE REQUIRED.

AUGUST 1, 2006

PROSPECTUS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

DWS Government & Agency Money Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

Contents

How the Portfolio Works

This portfolio is a money fund, meaning that it seeks to maintain a stable $1.00 share price to preserve the value of your investment.

On the next few pages, you’ll find information about this portfolio’s investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the portfolio or are already a shareholder, you’ll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that money funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices aren’t guaranteed, so be aware that you could lose money by investing in them.

You can find DWS prospectuses on the Internet at www.dws-scudder.com.

DWS Government & Agency Money Fund

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio primarily invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

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The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or cause the portfolio’s performance to trail that of other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not invest primarily in US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

5

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

6

The Portfolio’s Performance History

While a portfolio’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

DWS Government & Agency Money Fund shares are expected to commence operations after the completion of the reorganization of DWS Government & Agency Money Fund into the Government & Agency Securities Portfolio of Cash Account Trust, and therefore do not have a full calendar year of performance. In the bar chart and the table, the performance figures reflect the historical performance of the portfolio’s Premier Money Market Shares. Although Premier Money Market Shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses.

To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at 1-800-621-1048. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2001	3.29
2002	0.90
2003	0.17
2004	0.37
2005	2.28

2006 Total Return as of June 30: 1.84%

For the periods included in the bar chart:

Best Quarter: 1.23%, Q1 2001                     Worst Quarter: 0.02%, Q1 2004

Average Annual Total Returns (%) as of 12/31/2005

1 Year	5 Years	Since Inception*
2.28	1.39	1.99

*	Commencement of operations was on March 1, 2000.

Total returns would have been lower if operating expenses hadn’t been reduced.

For more recent performance information, contact the financial services firm from which you obtained this prospectus.

7

How Much Investors Pay

The portfolio does have annual operating expenses, and as a shareholder you pay them indirectly. The fee table describes the expenses you may pay if you buy and hold DWS Government & Agency Money Fund shares of the portfolio.

Fee Table

Shareholder Fees, paid directly from your investment	None
Annual Operating Expenses, deducted from fund assets
Management Fee*	0.16%
Distribution/Service (12b-1) Fee	None
Other Expenses**	0.13

Total Annual Operating Expenses***	0.29

*	Does not reflect the management fee reduction that will be effective upon consummation of a proposed merger of the Government & Agency Securities Portfolio of Investors Cash Trust into the portfolio. If that merger is approved by shareholders of the Government & Agency Securities Portfolio of Investors Cash Trust, the advisor has agreed to reduce its management fee for the portfolio to 0.15% of the average daily net assets of the portfolio.
**	Other expenses are estimated since no DWS Government & Agency Money Fund shares were issued as of the portfolio’s fiscal year end. Actual expenses may be different. Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.
***	For three years from the commencement of operations of the share class, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total operating expenses at 0.45% of average daily net assets, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above, this example helps you compare the portfolio’s DWS Government & Agency Money Fund shares expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

8

Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are some other issues to know about:

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

A complete list of the portfolio’s holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio are posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s holdings.

9

Who Manages and Oversees the Portfolio

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. (“DeIM”), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeIM, which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeIM receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The portfolio’s shareholder report for the semiannual period ended October 31, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

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The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience in managing money funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

11

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in

12

April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

13

Financial Highlights

DWS Government & Agency Money Fund shares of the portfolio are expected to commence operations after the completion of the reorganization of DWS Government & Agency Money Fund into the Government & Agency Securities Portfolio of Cash Account Trust, and therefore no financial information is available as of the date of this prospectus. Below are the financial highlights for the portfolio’s Premier Money Market Shares, whose historical performance is shown on page 7. The financial highlights have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Premier Money Market Shares

Years Ended April 30,	2006	2005	2004		2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	.029	.009	.001		.006	.02
Less distributions from net investment income	(.029)	(.009)	(.001)		(.006)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return (%)	2.94	.87	.11	^a	.65	2.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,046	1,800	1,555		1,724	1,384
Ratio of expenses before expense reductions (%)	1.01	1.03	1.03		.97	.98
Ratio of expenses after expense reductions (%)	1.01	1.03	1.02		.97	.98
Ratio of net investment income (%)	2.93	.87	.11		.68	1.97

^a	Total return would have been lower had certain expenses not been reduced.

14

How to Invest in the Portfolio

The following pages tell you how to invest in the portfolio and what to expect as a shareholder. If you’re investing directly with DWS Scudder, all of this information applies to you.

If you’re investing through a “third party provider” — for example, a financial advisor or workplace retirement plan — your provider may have its own policies or instructions, and you should follow those.

Different terms also apply to investors who are using the portfolio as the core account for a DWS MoneyPLUS AccountSM. Check your informational brochure or your account services guide.

15

How to Buy Shares

Initial Investment
$1,000 or more for regular accounts

$500 or more for IRAs

$10,000 or more for a DWS MoneyPLUS AccountSM

$50 or more with an Automatic Investment Plan ($1,500 a month for a DWS MoneyPLUS AccountSM)

Make out your check to “Government & Agency Securities Portfolio — DWS Government & Agency Money Fund”

By mail	• Fill out and sign an application

• Send the application and an investment check to: DWS Scudder, P.O. Box 219356, Kansas City, MO 64121-9356

By wire	• Call 1-800-621-1048

• Fax your completed application to the representative, who will provide you with an account number

• Have your bank wire your investment to: Government & Agency Securities Portfolio — DWS Government & Agency Money Fund, UMB Bank of Kansas City, N.A. ABA# 1010-0069-5

• You will also need to provide your name and account number, along with the name and routing number for the fund:

• Government & Agency Securities Portfolio — DWS Government & Agency Money Fund: 98-0116-259-4

With an automatic investment plan	• For investing directly from your bank account, paycheck or government check

• Call 1-800-621-1048 to set up a plan or get instructions

By exchange	• To invest in this portfolio by selling shares in another DWS fund, call 1-800-621-1048

On the Internet	• If you are a current DWS shareholder, see the instructions at www.dws-scudder.com

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Telephone representatives are available on business days from 9 a.m. to 6 p.m. Eastern time. Call toll-free 1-800-621-1048.

16

Additional Investment
$50 or more for regular accounts

$50 or more for IRAs

$50 or more a month with an Automatic Investment Plan

Make out your check to “Government & Agency Securities Portfolio — DWS Government & Agency Money Fund”

By mail	• Send a check and a DWS Scudder investment slip to: DWS Scudder, P.O. Box 219154, Kansas City, MO 64121-9154

• No investment slip? Enclose a letter with your name, fund and account number and your investment instructions

By wire	• Wire your investment using the wire instructions for initial investments on the previous page

By QuickBuy	• Call 1-800-621-1048 to make sure QuickBuy is set up on your account; if it is, you can request a transfer from your bank account of any amount between $50 and $250,000

By Investor ACCESS	• Call 1-800-621-1048 and follow the instructions

With an automatic investment plan	• For investing directly from your bank account, paycheck or government check

• Call 1-800-621-1048 to set up a plan

By exchange	• To invest in this portfolio by selling shares in another DWS fund, call 1-800-621-1048

On the Internet	• See the instructions at www.dws-scudder.com

• Click on “Account Access”

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Sending an investment by express, registered or certified mail?

Use this address: DWS Scudder Investments Service Company, 210 West 10th Street,

Kansas City, MO 64105-1614

17

How to Sell Shares

Selling Shares

Some transactions, including most for over $100,000, can only be ordered in writing; for more information, see page 24

By check	• Write a check on your account for at least $500

By phone	• Call 1-800-621-1048 for instructions; a check will be mailed to the address of record

By wire	• Call 1-800-621-1048 to make sure that wire transfer is set up on your account; if it is, you can request a wire to your bank account

By QuickSell	• Call 1-800-621-1048 to make sure QuickSell is set up on your account; if it is, you can request a transfer to your bank account of any amount between $50 and $250,000

By exchange	• To sell shares in another DWS fund and invest in this portfolio, call 1-800-621-1048

By mail	• Write a letter that includes:

• the fund and account number from which you want to sell shares

• the dollar amount you want to sell

• your name(s), signature(s), and address, exactly as on your account

• Send the letter to: DWS Scudder, P.O. Box 219557, Kansas City, MO 64121-9557

With an automatic exchange or withdrawal plan	• To set up regular exchanges or withdrawals among DWS funds, call 1-800-621-1048

In a DWS MoneyPLUS AccountSM	• To add unlimited checkwriting and a VISAR Check Card to your account, call 1-800-621-1048 (annual fee and some transaction fees apply)

On the Internet	• Follow the instructions at www.dws-scudder.com

• Click on “Account Access”

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Telephone representatives are available on business days from 9 a.m. to 6 p.m. Eastern time. Call toll-free 1-800-621-1048.

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Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s DWS Government & Agency Money Fund shares. The portfolio has other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce portfolio expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial services firm or call 1-800-621-1048.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio seeks to maintain a stable $1.00 share price.

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You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

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Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination, may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 4:00 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

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Automated phone information is available 24 hours a day by calling 1-800-621-1048. You can use our automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use this service to make exchanges and sell shares.

QuickBuy and QuickSell enables you to set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-621-1048.

If you are investing in these funds through a DWS MoneyPLUS AccountSM, you have access to a number of different features and your policies and fees are different in some cases. For example, there is no minimum dollar amount on checks you write, and you can access your account using a VISAR Check Card (a debit card). For more information on the DWS MoneyPLUS Account, its cash management features and its policies and fees, call 1-800-621-1048.

Checkwriting enables you to sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you’ll be charged a $10 service fee when you write a check for less than $500. You’ll also be charged a $10 service fee when you write a check that’s larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It’s not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

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The portfolio accepts Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem portfolio shares in your account to pay the entry to the third party originating the debit. Your portfolio account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please telephone at 1-800-621-1048 or write (DWS Scudder, P.O. Box 219151, Kansas City, MO 64121-9151) the Shareholder Service Agent as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. You must contact the Shareholder Service Agent within sixty (60) days of the portfolio sending you the first portfolio account statement on which an improper charge appears.

The portfolio accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, money orders, traveler’s checks, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares, or send the proceeds to a third party or a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to www.dws- scudder.com.

23

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The portfolio can only send wires of $1,000 or more and accept wires of $50 or more.

The portfolio does not issue share certificates.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check or QuickBuy and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank’s wire payment system. For additional circumstances where redemption proceeds could be delayed, please see “Other rights we reserve.”

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

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Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board of the portfolio has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

How the portfolio calculates share price

The share price is the net asset value per share, or NAV. To calculate NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

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•	refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	charge you $3 a month if your balance falls below $1,000 for the last 30 days (this policy doesn’t apply to most retirement accounts or if you have an automatic investment plan)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the portfolio generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the portfolio’s investment minimum at any time)

•	reject or limit purchases of shares for any reason without prior notice

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•	suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations.

The portfolio may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

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Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is treated the same as a sale.

A portion of dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The portfolio will send you detailed tax information every January. These statements tell you the amount of dividends credited in that calendar year.

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Notes

Notes

Notes

For More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically. For more copies, call 1-800-621-1048 or visit our Web site at www.dws-scudder.com.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call 1-800-621-1048.The SAI and shareholder reports are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

DWS Scudder	SEC	Distributor
222 South Riverside Plaza	100 F Street, N.E.	DWS Scudder Distributors, Inc.
Chicago, IL 60606-5808	Washington, D.C.	222 South Riverside Plaza
www.dws-scudder.com	20549-0102	Chicago, IL 60606-5808
1-800-621-1048	www.sec.gov	1-800-621-1148
1-800-SEC-0330

SEC File Number:

Cash Account Trust

Government & Agency Securities Portfolio 811-5970

[DWS SCUDDER Logo]

Deutsche Bank Group

AUGUST 1, 2006

PROSPECTUS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

DWS Government Cash Institutional Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

GOVERNMENT & AGENCY SECURITIES PORTFOLIO — DWS GOVERNMENT CASH INSTITUTIONAL SHARES

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

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Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

4

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

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The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

DWS Government Cash Institutional Shares are expected to commence operations after the completion of the reorganization of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust and therefore do not have a full calendar year of performance. In the bar chart and the table, the performance figures reflect the historical performance of the portfolio’s Premier Money Market Shares. Although Premier Money Market Shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses.

To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at (800) 730-1313. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

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Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2001	3.29
2002	0.90
2003	0.17
2004	0.37
2005	2.28

2006 total return as of June 30: 1.84%

For the periods included in the bar chart:

Best Quarter: 1.23%, Q1 2001                 Worst Quarter: 0.02%, Q1 2004

Average Annual Total Returns as of 12/31/2005

1 Year	5 Years	Since Inception*
2.28%	1.39%	1.99%

*	Commencement of operations was on March 1, 2000.

Total returns would have been lower if operating expenses hadn’t been reduced.

For more recent performance information, contact the financial services firm from which you obtained this prospectus.

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How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold DWS Government Cash Institutional Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial advisor.

Fee Table

Shareholder Fees (%) (paid directly from your investment)	None
Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
Management Fee*	0.16%
Distribution/Service (12b-1) Fee	None
Other Expenses**	0.05
Total Annual Portfolio Operating Expenses***	0.21

*	Does not reflect the management fee reduction that will be effective upon consummation of the merger of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust. If the merger is approved, the advisor has agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust the amount payable by the Government & Agency Securities Portfolio of Cash Account Trust is limited to 0.150% of the average daily net assets of the Government & Agency Securities Portfolio of Cash Account Trust.
**	Other expenses are estimated since no DWS Government Cash Institutional Shares were issued as of the portfolio’s fiscal year end. Actual expenses may be different. Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.
***	For three years from the commencement of operations of the share class, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total operating expenses at 0.24% of average daily net assets, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the figures above, this example helps you compare the portfolio’s DWS Government Cash Institutional Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example

1 Year	3 Years	5 Years	10 Years
$22	$68	$118	$268

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Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are a few other issues to know about:

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

A complete list of the portfolio’s holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio are posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s holdings.

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Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DWS Scudder is part of Deutsche Asset Management (“DeAM”), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The portfolio’s shareholder report for the semiannual period ended October 31, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

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The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

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With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper

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arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Financial Highlights

DWS Government Cash Institutional Shares of the portfolio are expected to commence operations after the completion of the reorganization of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust, and therefore no financial information is available as of the date of this prospectus. Below are the financial highlights for the portfolio’s Premier Money Market Shares, whose historical performance is shown on page 7. The financial highlights have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Premier Money Market Shares

Years Ended April 30,	2006	2005	2004		2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	.029	.009	.001		.006	.02
Less distributions from net investment income	(.029)	(.009)	(.001)		(.006)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return (%)	2.94	.87	.11	^a	.65	2.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,046	1,800	1,555		1,724	1,384
Ratio of expenses before expense reductions (%)	1.01	1.03	1.03		.97	.98
Ratio of expenses after expense reductions (%)	1.01	1.03	1.02		.97	.98
Ratio of net investment income (%)	2.93	.87	.11		.68	1.97

^a	Total return would have been lower had certain expenses not been reduced.

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How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.

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How to Buy Shares

Use these instructions to make investments.

Buying shares	First investment	Additional investments
	$1,000,000 or more for all	• No minimum amount
accounts*

By wire

•      Call (800) 730-1313 to open an account and get an account number

•      Please contact your financial advisor for wire instructions on purchase orders

•      Complete a purchase application and send it to us at the address below

• Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated to the left

By mail or express mail (see below)

•      Fill out and sign a purchase Application

•      Send it to us at the address below, along with an investment check made out to “Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares”

• Send a check and a letter with your name, account number, the full name of the portfolio and class, and your investment instructions to us at the address below

Regular, express, registered, or certified mail:	DWS Scudder Investments Service Company, Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614

E-Mail address:	ifunds@dws.com

*	The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.

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How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares
By Expedited Redemption Service	If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by:

• telephoning Client Services at (800) 730-1313

By mail or express mail	Write a letter that includes:

• the portfolio, class, and account number from which you want to sell shares

• the dollar amount or number of shares you want to sell

• your name(s), signature(s), and address, as they appear on your account

• a daytime telephone number

Mail the letter to:

DWS Scudder Investments Service Company Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614

By phone	• Call (800) 730-1313 for instructions

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Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures, or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s DWS Government Cash Institutional Shares. The portfolio has seven other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 730-1313.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

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You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

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Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

As noted elsewhere in the prospectus, proceeds of a redemption may be delayed. The ability to receive “same day” wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. Requests for same day wire that are received by 2:00 p.m. Eastern time will be given priority over requests received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.

Earlier deadlines may be established for certain types of transactions. See the portfolio’s Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you’ll need to designate the bank account in advance. Follow the instructions on your application.

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Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

Checkwriting enables you to sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. A $10 service charge will be assessed for checks that are written for less than $1,000. Note as well that we can’t honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you make a recent purchase by check and that check has not cleared yet, those funds will not be available for redemption up to 10 days.

The portfolio accepts Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem portfolio shares in your account to pay the entry to the third party originating the debit. Your portfolio account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first portfolio statement on which the transaction appears) if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor or investment firm must contact the Shareholder Service Agent within sixty (60) days of the portfolio sending you the first portfolio account statement on which an improper charge appears.

The portfolio accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, traveler’s checks, money orders, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

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A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order, if we receive your order by 2:00 p.m. Eastern time, although you won’t receive that day’s dividend.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received) although, it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank’s wire payment system. For additional circumstances where redemption proceeds could be delayed, please see “Other rights we reserve.”

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

The portfolio does not offer share certificates.

Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market portfolio for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

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How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for any other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

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•	close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days’ notice so you can either increase your balance or close your account (this policy doesn’t apply to most retirement accounts)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

•	suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

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Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

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Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is treated the same as a sale.

For most shareholders, a portion of the dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The portfolio will send you detailed tax information every January. These statements tell you the amount of dividends credited in that calendar year.

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For More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 730-1313, or contact DWS Scudder at the address listed below. The SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

DWS Scudder	SEC	Distributor
Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614 E-mail: ifunds@dws.com www.moneyfunds.deam-us.db.com (800) 730-1313	100 F Street, N.E. Washington, D.C. 20549-0102 www.sec.gov (800) SEC-0330	DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

SEC File Number:

Cash Account Trust

Government & Agency Securities Portfolio 811-5970

[DWS SCUDDER Logo]

Deutsche Bank Group

AUGUST 1, 2006

PROSPECTUS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

Government Cash Managed Shares

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

GOVERNMENT & AGENCY SECURITIES PORTFOLIO — GOVERNMENT CASH MANAGED SHARES

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Portfolio securities are denominated in US dollars and have remaining maturities of 12 months or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 12 months or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

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Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

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The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

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The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Government Cash Managed Shares are expected to commence operations after the completion of the reorganization of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust and therefore do not have a full calendar year of performance. In the bar chart and the table, the performance figures reflect the historical performance of the portfolio’s Premier Money Market Shares. Although Premier Money Market Shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses.

To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at (800) 730-1313. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year.

The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2001	3.29
2002	0.90
2003	0.17
2004	0.37
2005	2.28

2006 Total Return as of June 30: 1.84%

For the periods included in the bar chart:

Best Quarter: 1.23%, Q1 2001	Worst Quarter: 0.02%, Q1 2004

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Average Annual Total Returns as of 12/31/2005

1 Year	5 Years	Since Inception*
2.28%	1.39%	1.99%

*	Commencement of operations was on March 1, 2000.

Total returns would have been lower if operating expenses hadn’t been reduced.

For more recent performance information, contact the financial services firm from which you obtained this prospectus.

How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Government Cash Managed Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial advisor.

Fee Table

Shareholder Fees (%) (paid directly from your investment)	None
Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
Management Fee*	0.16%
Distribution/Service (12b-1) Fee	0.15
Other Expenses**	0.13

Total Annual Portfolio Operating Expenses***	0.44

*	Does not reflect the management fee reduction that will be effective upon consummation of the merger of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust. If the merger is approved, the advisor has agreed to reduce its management fee such that after allocation of the fee to each series of Cash Account Trust the amount payable by the Government & Agency Securities Portfolio of Cash Account Trust is limited to 0.150% of the average daily net assets of the Government & Agency Securities Portfolio of Cash Account Trust.
**	Other expenses are estimated since no Government Cash Managed Shares were issued as of the portfolio’s fiscal year end. Actual expenses may be different. Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.
***	For three years from the commencement of operations of the share class, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total operating expenses at 0.46% of average daily net assets, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the figures above, this example helps you compare the portfolio’s Government Cash Managed Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

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Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are a few other issues to know about:

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

A complete list of the portfolio’s holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio are posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s holdings.

Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and provide a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

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DWS Scudder is part of Deutsche Asset Management (“DeAM”), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from the portfolio. For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.16% of its average daily net assets.

The portfolio’s shareholder report for the semiannual period ended October 31, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these

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lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take

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adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/ regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Financial Highlights

Government Cash Managed Shares of the portfolio are expected to commence operations after the completion of the reorganization of the Government & Agency Securities Portfolio of Investors Cash Trust into the Government & Agency Securities Portfolio of Cash Account Trust, and therefore no financial information is available as of the date of this prospectus. Below are the financial highlights for the portfolio’s Premier Money Market Shares, whose historical performance is shown on page 6. The financial highlights have been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Premier Money Market Shares

Years Ended April 30,	2006	2005	2004		2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	.029	.009	.001		.006	.02
Less distributions from net investment income	(.029)	(.009)	(.001)		(.006)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00

Total Return (%)	2.94	.87	.11	^a	.65	2.03

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,046	1,800	1,555		1,724	1,384
Ratio of expenses before expense reductions (%)	1.01	1.03	1.03		.97	.98
Ratio of expenses after expense reductions (%)	1.01	1.03	1.02		.97	.98
Ratio of net investment income (%)	2.93	.87	.11		.68	1.97

^a	Total return would have been lower had certain expenses not been reduced.

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How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.

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How to Buy Shares

Use these instructions to make investments.

Buying shares	First investment	Additional investments
	$100,000 or more for all accounts*	• $1,000 or more for regular accounts

• $100 or more for IRAs

• $50 or more with an automatic investment plan

By wire	• Call (800) 730-1313 to open an account and get an account number	• Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated to the left.

• Please contact your financial advisor for wire instructions on purchase orders

• Complete a purchase application and send it to us at the address below

By mail or express mail (see below)	• Fill out and sign a purchase application • Send it to us at the address below, along with an investment check made out to “Government & Agency Securities Portfolio — Government Cash Managed Shares”	• Send a check and a letter with your name, account number, the full name of the portfolio and class, and your investment instructions to us at the address below

With an automatic investment plan	—	• To set up regular investments, call (800) 730-1313

Regular, express, registered, or certified mail:	DWS Scudder Investments Service Company, Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614

E-Mail address:	ifunds@dws.com

*	The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Cash Account Trust.

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How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares
By Expedited Redemption Service	If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by:

• telephoning Client Services at (800) 730-1313

By mail or express mail	Write a letter that includes:

• the portfolio, class, and account number from which you want to sell shares

• the dollar amount or number of shares you want to sell

• your name(s), signature(s), and address, as they appear on your account

• a daytime telephone number

Mail the letter to:

DWS Scudder Investments Service Company Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614

By phone	• Call (800) 730-1313 for instructions

With an automatic investment plan	• To set up regular cash payments from your account, call (800) 730-1313

Using Checkwriting	• Call (800) 730-1313

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Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s Government Cash Managed Shares. The portfolio has seven other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio’s Government Cash Managed Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the portfolio’s average daily net assets attributable to Government Cash Managed Shares. Because 12b-1 fees are paid out of the portfolio’s assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 730-1313.

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Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

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Wire transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

As noted elsewhere in the prospectus, proceeds of a redemption may be delayed. The ability to receive “same day” wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. Requests for same day wire that are received by 2:00 p.m. Eastern time will be given priority over requests received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.

Earlier deadlines may be established for certain types of transactions. See the portfolio’s Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you’ll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

Checkwriting enables you to sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. A $10 service charge will be assessed for checks that are written for less than $1,000. Note as well that we can’t honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you make a recent purchase by check and that check has not cleared yet, those funds will not be available for redemption up to 10 days.

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The portfolio accepts Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem portfolio shares in your account to pay the entry to the third party originating the debit. Your portfolio account statement will show all ACH debit entries in your account. In case of errors or questions about your transactions or pre-authorized transfers please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first portfolio statement on which the transaction appears) if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor or investment firm must contact the Shareholder Service Agent within sixty (60) days of the portfolio sending you the first portfolio account statement on which an improper charge appears.

The portfolio accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, money orders, starter checks, third party checks, traveler’s checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

If your shares are registered directly with the portfolio’s transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

DWS Scudder Investments Service Company

Attention: Transaction Processing

P.O. Box 219557 Kansas City, MO 64121

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With same-day redemptions through Expedited Redemption Service money from shares you sell is normally sent out the same day we receive your order, if we receive your order by 2:00 p.m. Eastern time, although you won’t receive that day’s dividend.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received) although, it could be delayed for up to seven days. There are other circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank’s wire payment system. For additional circumstances where redemption proceeds could be delayed, please see “Other rights we reserve.”

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

The portfolio does not offer share certificates.

Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES
= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requestedr identifying information, or for any other reasons

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•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	close your account and send you the proceeds if your balance falls below the required minimum, we will give you 60 days’ notice so you can either increase your balance or close your account (this policy doesn’t apply to most retirement accounts or if you have an automatic investment plan)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

•	suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

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Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is treated the same as a sale.

For most shareholders, a portion of the dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The portfolio will send you detailed tax information every January. These statements tell you the amount of dividends credited in the calendar year.

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For More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 731-1313, or contact DWS Scudder at the address listed below. The SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

DWS Scudder	SEC	Distributor
Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614 E-mail: ifunds@dws.com www.moneyfunds.deam-us.db.com (800) 730-1313	100 F Street, N.E. Washington, D.C. 20549-0102 www.sec.gov (800) SEC-0330	DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

SEC File Number:

Cash Account Trust

Government & Agency Securities Portfolio 811-5970

[DWS SCUDDER Logo]

Deutsche Bank Group

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS:

DWS Dreman Financial Services Fund

Investors Cash Trust:

Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

DWS Tax-Exempt Money Fund

Deutsche Investment Management Americas Inc., the advisor of the above-noted funds (the “Advisor”), is proposing the following mergers as part of the Advisor’s initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

Acquired Funds	Acquiring Funds
DWS Dreman Financial Services Fund	DWS Dreman High Return Equity Fund
Investors Cash Trust: Government & Agency Securities Portfolio	Cash Account Trust: Government & Agency Securities Portfolio
DWS Government & Agency Money Fund	Cash Account Trust: Government & Agency Securities Portfolio
DWS Tax-Exempt Money Fund	Cash Account Trust: Tax-Exempt Portfolio

Completion of each merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held on or about October 12, 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board’s considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit your vote, and (iii) a Prospectus for the applicable Acquiring Fund.

Please Retain This Supplement for Future Reference

[Logo] DWS SCUDDER Deutsche Bank Group

May 12, 2006

MAY 1, 2006

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

DWS High Income Fund

DWS High Income Plus Fund

The following information supplements or replaces similar disclosure in each of the following funds’ currently effective prospectuses:

A complete list of each fund’s portfolio holdings is posted on www.dws-scudder.com as of each calendar quarter-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund’s Statement of Additional Information includes a description of a fund’s policies and procedures with respect to the disclosure of a fund’s portfolio holdings.

The following information supplements or replaces similar disclosure in each of the following funds’ currently effective prospectuses:

DWS California Tax Free Income Fund	DWS Inflation Protected Plus Fund	DWS Short Duration Fund

DWS Core Fixed Income Fund	DWS Intermediate Tax/AMT Free Fund	DWS Short Duration Plus Fund

DWS Emerging Markets Fixed Income Fund	DWS Managed Municipal Bond Fund	DWS Short-Term Municipal Bond Fund

DWS Global Bond Fund	DWS Massachusetts Tax-Free Fund	DWS Strategic Income Fund

DWS GNMA Fund	DWS New York Tax-Free Income Fund	DWS U.S. Government Securities Fund

DWS High Yield Tax Free Fund

A complete list of each fund’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund’s Statement of Additional Information includes a description of a fund’s policies and procedures with respect to the disclosure of a fund’s portfolio holdings.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

1

The following information supplements or replaces similar disclosure in each of the following funds’ currently effective prospectuses:

DWS Balanced Fund	DWS Gold & Precious Metals Fund	DWS Money Market Series
DWS Blue Chip Fund	DWS Government & Agency Money Fund	DWS Money Market Fund
DWS Capital Growth Fund	DWS Growth & Income Fund	DWS Pacific Opportunities Equity Fund
DWS Cash Investment Trust	DWS Growth Allocation Fund	DWS Small Cap Core Fund
DWS Commodity Securities Fund	DWS Growth Plus Allocation Fund	DWS Small Cap Growth Fund
DWS Conservative Allocation Fund	DWS Health Care Fund	DWS Small Cap Value Fund
DWS Dreman Concentrated Value Fund	DWS International Equity Fund	DWS Target 2006 Fund
DWS Dreman Financial Services Fund	DWS International Fund	DWS Target 2008 Fund
DWS Dreman High Return Equity Fund	DWS International Select Equity Fund	DWS Target 2010 Fund
DWS Dreman Mid Cap Value Fund	DWS Japan Equity Fund	DWS Target 2011 Fund
DWS Dreman Small Cap Value Fund	DWS Large Cap Value Fund	DWS Target 2012 Fund
DWS Emerging Markets Equity Fund	DWS Large Company Growth Fund	DWS Target 2013 Fund
DWS Enhanced S&P 500 Index Fund	DWS Latin America Equity Fund	DWS Target 2014 Fund
DWS Equity Income Fund	DWS Lifecycle Long Range Fund	DWS Tax-Exempt Money Fund
DWS Equity Partners Fund	DWS Micro Cap Fund	DWS Tax Free Money Fund
DWS Europe Equity Fund	DWS Mid Cap Growth Fund	DWS U.S. Treasury Money Fund
DWS Global Opportunities Fund	DWS Moderate Allocation Fund	DWS Technology Fund
DWS Global Thematic Fund		DWS Value Builder Fund

A complete list of each fund’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund’s top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund’s Statement of Additional Information includes a description of a fund’s policies and procedures with respect to the disclosure of a fund’s portfolio holdings.

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Please Retain This Supplement for Future Reference

May 1, 2006

3

SCUDDER

INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:

Scudder Blue Chip Fund

Scudder California Tax-Free Income Fund

Scudder Capital Growth Fund

Scudder Cash Investment Trust

Scudder Commodity Securities Fund

Scudder-Dreman Concentrated Value Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Mid Cap Value Fund

Scudder-Dreman Small Cap Value Fund

Scudder EAFE(R) Equity Index Fund

Scudder Emerging Markets Fund

Scudder Emerging Markets Income Fund

Scudder Equity 500 Index Fund

Scudder Fixed Income Fund

Scudder Flag Investors Communications Fund, Inc.

Scudder Flag Investors Equity Partners Fund, Inc.

Scudder Flag Investors Value Builder Fund, Inc.

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Global Fund

Scudder GNMA Fund

Scudder Gold and Precious Metals Fund

Scudder Government & Agency Money Fund

Scudder Greater Europe Fund

Scudder Growth and Income Fund

Scudder Health Care Fund

Scudder High Income Fund

Scudder High Income Plus Fund

Scudder High Yield Tax Free Fund

Scudder Income Fund

Scudder Inflation Protected Plus Fund

Scudder Intermediate Tax/AMT Free Fund

Scudder International Equity Fund

Scudder International Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Large Cap Value Fund

Scudder Large Company Growth Fund

Scudder Latin America Fund

Scudder Lifecycle Long Range Fund

Scudder Limited Duration Plus Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Micro Cap Fund

Scudder Mid Cap Growth Fund

Scudder Money Market Fund

Scudder Money Market Series

Scudder New York Tax-Free Income Fund

Scudder Pacific Opportunities Fund

Scudder Pathway Series: Conservative Portfolio

Scudder Pathway Series: Growth Plus Portfolio

Scudder Pathway Series: Growth Portfolio

Scudder Pathway Series: Moderate Portfolio

Scudder Retirement Fund — Series VI

Scudder Retirement Fund — Series VII

Scudder RREEF Real Estate Securities Fund

Scudder S&P 500 Index Fund

Scudder Select 500 Fund

Scudder Short Duration Fund

Scudder Short-Term Bond Fund

Scudder Short-Term Municipal Bond Fund

Scudder Small Cap Growth Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Strategic Income Fund

Scudder Target 2010 Fund

Scudder Target 2011 Fund

Scudder Target 2012 Fund

Scudder Target 2013 Fund

Scudder Target 2014 Fund

Scudder Tax Advantaged Dividend Fund

Scudder Tax Free Money Fund

Scudder Tax-Exempt Money Fund

Scudder Technology Fund

Scudder Total Return Fund

Scudder U.S. Bond Index Fund

Scudder U.S. Government Securities Fund

Scudder U.S. Treasury Money Fund

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Market Timing Related Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The Funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the Funds’ investment advisors and their affiliates, and certain individuals, including in some cases Fund Trustees/Directors, officers, and other parties. Each Scudder Fund’s investment advisor has agreed to indemnify the applicable Scudder Funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the Funds or their advisors.

With respect to the lawsuits, based on currently available information, the Funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder Funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the Funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the Scudder Funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission (the “SEC”), the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected Scudder Funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the Scudder Funds will be named as respondents or defendants in any proceedings. The Funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the Scudder Funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain Scudder Funds and (ii) by failing more generally to take adequate measures to prevent market timing in the Scudder Funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche Fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent trustees of the Scudder Funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other Regulatory Matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain Scudder Funds to broker-dealers that sold shares in the Scudder Funds and provided enhanced marketing and distribution for shares in the Scudder Funds. In addition, on January 13, 2006, Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Please Retain This Supplement for Future Reference

January 27, 2006

SMF-3676

3

SCUDDER INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank’s mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter “D” in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new fund names will be as follows:

Current Name	New Name, Effective February 6, 2006
Scudder Blue Chip Fund	DWS Blue Chip Fund
Scudder California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Scudder Capital Growth Fund	DWS Capital Growth Fund
Scudder Cash Investment Trust	DWS Cash Investment Trust
Scudder Commodity Securities Fund	DWS Commodity Securities Fund
Scudder Dreman Concentrated Value Fund	DWS Dreman Concentrated Value Fund
Scudder Dreman Financial Services Fund	DWS Dreman Financial Services Fund
Scudder Dreman High Return Equity Fund	DWS Dreman High Return Equity Fund
Scudder Dreman Mid Cap Value Fund	DWS Dreman Mid Cap Value Fund
Scudder Dreman Small Cap Value Fund	DWS Dreman Small Cap Value Fund
Scudder EAFE Equity Index Fund	DWS EAFE Equity Index Fund
Scudder Equity 500 Index Fund	DWS Equity 500 Index Fund
Scudder Emerging Markets Fund	DWS Emerging Markets Equity Fund
Scudder Emerging Markets Income Fund	DWS Emerging Markets Fixed Income Fund
Scudder Fixed Income Fund	DWS Core Fixed Income Fund
Scudder Flag Investors Communications Fund, Inc.	DWS Communications Fund
Scudder Flag Investors Equity Partners Fund, Inc.	DWS Equity Partners Fund
Scudder Flag Investors Value Builder Fund, Inc.	DWS Value Builder Fund
Scudder Global Bond Fund	DWS Global Bond Fund
Scudder Global Discovery Fund	DWS Global Opportunities Fund
Scudder Global Fund	DWS Global Thematic Fund
Scudder GNMA Fund	DWS GNMA Fund
Scudder Gold and Precious Metals Fund	DWS Gold & Precious Metals Fund
Scudder Greater Europe Fund	DWS Europe Equity Fund
Scudder Growth and Income Fund	DWS Growth & Income Fund
Scudder Government & Agency Money Fund	DWS Government & Agency Money Fund
Scudder Health Care Fund	DWS Health Care Fund
Scudder High Income Fund	DWS High Income Fund
Scudder High Income Plus Fund	DWS High Income Plus Fund
Scudder High Yield Tax Free Fund	DWS High Yield Tax Free Fund
Scudder Inflation Protected Plus Fund	DWS Inflation Protected Plus Fund
Scudder Income Fund	DWS Core Plus Income Fund
Scudder Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
Scudder International Fund	DWS International Fund
Scudder International Equity Fund	DWS International Equity Fund
Scudder International Select Equity Fund	DWS International Select Equity Fund
Scudder Japanese Equity Fund	DWS Japan Equity Fund
Scudder Large Cap Value Fund	DWS Large Cap Value Fund
Scudder Large Company Growth Fund	DWS Large Company Growth Fund
Scudder Latin America Fund	DWS Latin America Equity Fund
Scudder Lifecycle Long Range Fund	DWS Lifecycle Long Range Fund
Scudder Limited Duration Plus Fund	DWS Short Duration Plus Fund
Scudder Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Scudder Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Scudder Micro Cap Fund	DWS Micro Cap Fund

Current Name	New Name, Effective February 6, 2006
Scudder Mid Cap Growth Fund	DWS Mid Cap Growth Fund
Scudder Money Market Fund	DWS Money Market Fund
Scudder Money Market Series	DWS Money Market Series
Scudder New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
Scudder Pacific Opportunities Fund	DWS Pacific Opportunities Equity Fund
Scudder Pathway Series: Conservative Portfolio	DWS Conservative Allocation Fund
Scudder Pathway Series: Growth Plus Portfolio	DWS Growth Plus Allocation Fund
Scudder Pathway Series: Growth Portfolio	DWS Growth Allocation Fund
Scudder Pathway Series: Moderate Portfolio	DWS Moderate Allocation Fund
Scudder Retirement Fund — Series VI	DWS Target 2006 Fund
Scudder Retirement Fund — Series VII	DWS Target 2008 Fund
Scudder RREEF Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Scudder S&P 500 Index Fund	DWS S&P 500 Index Fund
Scudder Select 500 Fund	DWS Enhanced S&P 500 Index Fund
Scudder Short Duration Fund	DWS Short Duration Fund
Scudder Short Term Bond Fund	DWS Short Term Bond Fund
Scudder Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Scudder Small Cap Growth Fund	DWS Small Cap Growth Fund
Scudder Small Company Stock Fund	DWS Small Cap Core Fund
Scudder Small Company Value Fund	DWS Small Cap Value Fund
Scudder Strategic Income Fund	DWS Strategic Income Fund
Scudder Target 2010 Fund	DWS Target 2010 Fund
Scudder Target 2011 Fund	DWS Target 2011 Fund
Scudder Target 2012 Fund	DWS Target 2012 Fund
Scudder Target 2013 Fund	DWS Target 2013 Fund
Scudder Target 2014 Fund	DWS Target 2014 Fund
Scudder Tax Advantaged Dividend Fund	DWS Equity Income Fund
Scudder Tax-Exempt Money Fund	DWS Tax-Exempt Money Fund
Scudder Tax Free Money Fund	DWS Tax Free Money Fund
Scudder Technology Fund	DWS Technology Fund
Scudder Total Return Fund	DWS Balanced Fund
Scudder U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Scudder U.S. Government Securities Fund	DWS U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund	DWS U.S. Treasury Money Fund

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name	New Name, Effective February 6, 2006
Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Scudder Total Return Fund only:

Effective February 6, 2006 and under the fund’s new name, DWS Balanced Fund, the following supplements the disclosure in the third paragraph of “The Fund’s Main Investment Strategy” section of the prospectuses:

The fund normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the fund will at all times invest at least 25% of net assets in fixed-income senior securities.

Please Retain This Supplement for Future Reference

December 31, 2005

SMF-3675

535429

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS:

DWS Pacific Opportunities Fund	DWS Tax-Free Money Fund

Investors Cash Trust: Government & Agency Securities Portfolio	Cash Reserve Fund, Inc.: Treasury Series

DWS Government & Agency Money Fund	Treasury Money Fund — Institutional Class

Cash Reserve Fund, Inc.: Tax-Free Series	DWS U.S. Treasury Money Fund

Tax Free Money Fund Investment	Treasury Money Fund Investment

DWS Tax-Exempt Money Fund	Tax-Exempt New York Money Market Fund

DWS Cash Investment Trust

Deutsche Asset Management (“DeAM”), is proposing the following mergers as part of DeAM’s initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

Acquired Funds	Acquiring Funds

DWS Pacific Opportunities Fund	DWS International Fund

Investors Cash Trust: Government & Agency Securities Portfolio	Cash Account Trust: Government & Agency Securities Portfolio

DWS Government & Agency Money Fund	Cash Account Trust: Government & Agency Securities Portfolio

Cash Reserve Fund, Inc.: Tax-Free Series	Cash Account Trust: Tax-Exempt Portfolio

Tax Free Money Fund Investment	Cash Account Trust: Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund	Cash Account Trust: Tax-Exempt Portfolio

DWS Tax-Free Money Fund	Cash Account Trust: Tax-Exempt Portfolio

Cash Reserve Fund, Inc.: Treasury Series	Investors Cash Trust: Treasury Portfolio

Treasury Money Fund — Institutional Class	Investors Cash Trust: Treasury Portfolio

DWS U.S. Treasury Money Fund	Investors Cash Trust: Treasury Portfolio

Treasury Money Fund Investment	Investors Cash Trust: Treasury Portfolio

Tax-Exempt New York Money Market Fund	NY Tax Free Money Fund Investment

DWS Cash Investment Trust	DWS Money Market Fund

Completion of each merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the fourth quarter of 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed merger and summarizing the Board’s considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit a vote and (iii) a Prospectus for the applicable Acquiring Fund.

Please Retain This Supplement for Future Reference

[Logo]DWS

SCUDDER

Deutsche Bank Group

July 26, 2006

DMF-3602

SCUDDER

INVESTMENTS

Scudder Money Funds

Prospectus

December 1, 2005

Scudder Money Market Fund

Scudder Government & Agency Money Fund

Scudder Tax-Exempt Money Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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2

How the Funds Work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price to preserve the value of your investment.

Each fund takes its own approach to money market investing. Scudder Money Market Fund emphasizes yield through a more diverse universe of investments, while Scudder Government & Agency Money Fund emphasizes government securities. Scudder Tax-Exempt Money Fund invests for income that is free from federal income taxes.

Remember that money funds are investments, not bank deposits. They’re not insured or guaranteed by the FDIC or any other government agency. Their share prices aren’t guaranteed, so be aware that you could lose money by investing in them.

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ticker symbol	KMMXX

fund number	6

Scudder Money Market Fund

The Fund’s Main Investment Strategy

The fund seeks maximum current income to the extent consistent with stability of principal. The fund pursues its goal by investing exclusively in high quality, short-term securities, as well as repurchase agreements that are backed by high quality securities.

While the fund’s advisor gives priority to earning income and maintaining the value of the fund’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer’s creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”). The fund follows two policies designed to maintain a stable share price:

•	Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

•	The fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

•	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

•	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

•	are unrated, but are determined to be of comparable quality by the advisor; or

•	have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of comparable quality by the advisor.

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Principal investments

The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:

•	Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money fund may be specifically structured so that they are eligible investments for money funds. For example, some securities have features which have the effect of shortening the security’s maturity.

•	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.

•	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

•	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The fund may invest more than 25% of its total assets in bank obligations. The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

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The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or cause the fund’s performance to trail that of other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund’s returns to lag behind those of similar money market funds.

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Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the fund may invest more than 25% of its total assets in bank obligations, it may be vulnerable to setbacks in that industry. Banks are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the fund’s income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the fund.

7

The Fund’s Performance History

While a fund’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2004, the fund’s 7-day yield was 1.71%. To learn the current 7-day yield, investors may call 1-800-621-1048 or visit the Scudder Funds Web site at www.scudder.com.

The 7-day yield, which is often referred to as the “current yield,” is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The “total return” of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder Money Market Fund

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995	5.67
1996	5.23
1997	5.36
1998	5.27
1999	4.97
2000	6.26
2001	3.91
2002	1.49
2003	0.81
2004	0.96

2005 Total Return as of September 30: 1.94%

For the periods included in the bar chart:

Best Quarter: 1.60%, Q3 2000	Worst Quarter: 0.17%, Q4 2003

Average Annual Total Returns (%) as of 12/31/2004

1 Year	5 Years	10 Years
0.96	2.66	3.97

Total return for 2001 includes the effect of a voluntary capital contribution from the advisor. Without this contribution, the total returns would have been lower.

In addition, total returns for 2001 would have been lower if operating expenses hadn’t been reduced.

8

How Much Investors Pay

This is a no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. The fee table describes the expenses you may pay if you buy and hold shares of this fund.

Fee Table

Shareholder Fees, paid directly from your investment	None
Annual Operating Expenses, deducted from fund assets
Management Fee(1)	0.26%
Distribution/Service (12b-1) Fee	None
Other Expenses(2)	0.20
Total Annual Operating Expenses(3)	0.46

(1)	Restated and estimated to reflect the consummation of a merger on June 13, 2005.

(2)	Includes costs of shareholder services, custody and similar expenses, which may vary with fund size and other factors.

(3)	Through November 30, 2008, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.47%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustee and trustee counsel fees.

Based on the costs above, this example helps you compare the fund’s expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579

9

ticker symbol	KEGXX

fund number	11

Scudder Government & Agency Money Fund

The Fund’s Main Investment Strategy

The fund seeks maximum current income to the extent consistent with stability of principal.

The fund pursues its goal by investing exclusively in:

•	short-term securities that are issued or guaranteed by the US government or its agencies or instrumentalities

•	repurchase agreements backed by obligations of such securities

While the fund’s advisor gives priority to earning income and maintaining the value of the fund’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The securities the fund may buy range from US Treasury obligations which are backed by the full faith and credit of the US government, to securities of issuers such as the Federal Home Loan Bank that carry no government guarantees. The fund may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). The fund maintains a dollar-weighted average maturity of 90 days or less. Fund securities are denominated in US dollars and have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. The fund is managed in accordance with Rule 2a-7 under the 1940 Act.

Principal investments

The fund primarily invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

10

The fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or cause the fund’s performance to trail that of other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the fund’s high credit standards, its yield may be lower than the yields of money funds that do not invest primarily in US government and agency securities.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the fund’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

11

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the fund to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the fund can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the fund.

12

The Fund’s Performance History

While a fund’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2004, the fund’s 7-day yield was 1.70%. To learn the current 7-day yield, investors may call 1-800-621-1048 or visit the Scudder Funds Web site at www.scudder.com.

The 7-day yield, which is often referred to as the “current yield,” is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The “total return” of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder Government & Agency Money Fund

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995	5.71
1996	5.21
1997	5.32
1998	5.18
1999	4.80
2000	6.15
2001	3.85
2002	1.47
2003	0.76
2004	0.92

2005 Total Return as of September 30: 1.93%

For the periods included in the bar chart:

Best Quarter: 1.58%, Q3 2000	Worst Quarter: 0.16%, Q1 2004

Average Annual Total Returns (%) as of 12/31/2004

1 Year	5 Years	10 Years
0.92	2.61	3.92

Total returns for 2001 would have been lower if operating expenses hadn’t been reduced.

13

How Much Investors Pay

This is a no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. The fee table describes the expenses you may pay if you buy and hold shares of this fund.

Fee Table

Shareholder Fees, paid directly from your investment	None
Annual Operating Expenses, deducted from fund assets
Management Fee(1)	0.26%
Distribution/Service (12b-1) Fee	None
Other Expenses(2)	0.21
Total Annual Operating Expenses	0.47
Less Expense Waiver/Reimbursements	0.02
Net Annual Fund Operating Expenses(3)	0.45

(1)	Restated and estimated to reflect the consummation of a merger on June 13, 2005.

(2)	Includes costs of shareholder services, custody and similar expenses, which may vary with fund size and other factors.

(3)	Through November 30, 2008, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.45%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustee and trustee counsel fees.

Based on the costs above (including one year of capped expenses in the “1 Year” period and three years of capped expenses in each of the “3 Years,” “5 Years” and “10 Years” periods), this example helps you compare the fund’s expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years
$46	$144	$257	$585

14

ticker symbol	KXMXX

fund number	29

Scudder Tax-Exempt Money Fund

The Fund’s Main Investment Strategy

The fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal.

The fund pursues its goal by normally investing at least 80% of total assets in high quality, short-term municipal securities. The income from these securities is free from regular federal income tax and from alternative minimum tax (AMT).

This fund is designed for investors in a moderate to high tax bracket who are interested in federally tax-free income along with the liquidity and stability that a money fund is designed to offer.

While the fund’s advisor gives priority to earning income and maintaining the value of the fund’s principal at $1.00 per share, all money market instruments can change in value when interest rates change or an issuer’s creditworthiness changes.

The fund seeks to achieve its goal of current income by investing in high quality, short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the 1940 Act. The fund follows two policies designed to maintain a stable share price:

•	Fund securities are denominated in US dollars and generally have remaining maturities of 397 days (approximately 13 months) or less at the time of purchase. The fund may also invest in securities that have features that reduce their effective maturities to 397 days or less at the time of purchase;

•	The fund buys short-term municipal obligations that at the time of purchase:

•	have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

•	have received one of the two highest short-term ratings from one NRSRO (if only one organization rates the security);

•	are unrated, but are determined to be of comparable quality by the advisor; or

•	have no short-term rating, but are rated in one of the top two highest long-term rating categories, and are determined to be of comparable quality by the advisor.

15

Principal investments

The fund primarily invests in the following types of investments:

•	Municipal trust receipts (“MTRs”). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The fund may invest up to 35% of its net assets in MTRs.

•	General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

•	Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer’s taxing power.

•	Tax-exempt commercial paper, which is tax-exempt obligations of borrowers that generally mature in 270 days or less.

•	Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

•	Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer’s payments for a stated amount), general bank guarantees or municipal bond insurance.

•	Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value within 397 days of purchase.

•	Private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and industrial development bonds. The fund may invest more than 25% of its total assets in industrial development bonds. Note that the interest on these bonds may be subject to local, state and federal income taxes, including the AMT.

16

Working in consultation with the portfolio managers, the credit team screens potential securities and develops a list of those that the fund may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund or cause the fund’s performance to trail that of other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security’s issuer will default, or fail to meet its payment obligations. For example, industrial development bonds are typically backed by revenues from a given facility and by the credit of a private company, but are not backed by the taxing power of a municipality. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the fund only buys high quality securities with minimal credit risk. Also, the fund buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer’s creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

17

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund’s returns to lag behind those of similar money market funds.

Municipal Trust Receipts Risk. The fund’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.

Special Tax Features. Political or legal actions could change the tax-exempt status of the fund’s dividends. Also, to the extent that the fund invests in taxable securities, a portion of its income would be subject to regular federal income taxation.

Temporary Defensive Position. In response to adverse political, economic or market events, the fund may adopt a temporary defensive position in which it places more than 100% of the fund’s assets in high quality money market investments that are subject to Federal income tax. To the extent that the fund might do so, it may not meet its goal of a high level of current tax-free income.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the fund.

18

The Fund’s Performance History

While a fund’s past performance isn’t necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund’s returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2004, the fund’s taxable equivalent yield was 1.47%. To learn the current yield, investors may call 1-800-621-1048 or visit the Scudder Funds Web site at www.scudder.com.

The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund’s tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The “total return” of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Scudder Tax-Exempt Money Fund

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1995	3.74
1996	3.33
1997	3.44
1998	3.31
1999	3.01
2000	3.92
2001	2.56
2002	1.12
2003	0.70
2004	0.85

2005 Total Return as of September 30: 1.44%

For the periods included in the bar chart:

Best Quarter: 1.02%, Q4 2000	Worst Quarter: 0.13%, Q3 2003

Average Annual Total Returns (%) as of 12/31/2004

1 Year	5 Years	10 Years
0.85	1.82	2.59

Total returns for 2001 would have been lower if operating expenses hadn’t been reduced.

19

How Much Investors Pay

This is a no-load fund. It has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. The fee table describes the expenses you may pay if you buy and hold shares of this fund.

Fee Table

Shareholder Fees, paid directly from your investment	None
Annual Operating Expenses, deducted from fund assets
Management Fee(1)	0.26%
Distribution/Service (12b-1) Fee	None
Other Expenses(2)	0.13
Total Annual Operating Expenses(3)	0.39

(1)	Restated and estimated to reflect the consummation of a merger on June 13, 2005.

(2)	Includes costs of shareholder services, custody and similar expenses, which may vary with fund size and other factors.

(3)	Through November 30, 2008, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses at 0.40%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and trustee and trustee counsel fees.

Based on the costs above, this example helps you compare the fund’s expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

20

Other Policies and Risks

While the sections on the previous pages describe the main points of each fund’s strategy and risks, there are some other issues to know about:

•	Although major changes tend to be infrequent, each fund’s Board could change that fund’s investment goal without seeking shareholder approval. However, Scudder Tax-Exempt Money Fund’s policy of investing at least 80% of total assets in high quality, short-term municipal securities cannot be changed without shareholder approval. The Board will provide shareholders with at least 60 days’ notice prior to making any changes to Scudder Government & Agency Money Fund’s policy of investing exclusively in short-term securities that are issued or guaranteed by the US government or its agencies or instrumentalities and repurchase agreements backed by these securities.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the funds.

If you want more information on a fund’s allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Each fund’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be not more than three months). Each fund’s Statement of Additional Information includes a description of each fund’s policies and procedures with respect to the disclosure of each fund’s portfolio holdings.

21

Who Manages and Oversees the Funds

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc. (“DeIM”), Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeIM, which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes each fund’s investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeIM receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund’s average daily net assets:

Fund Name	Fee Paid
Scudder Money Market Fund	0.28%
Scudder Government & Agency Money Fund	0.28%
Scudder Tax-Exempt Money Fund	0.28%

22

Effective June 13, 2005, the funds pay a monthly investment management fee, based on the combined average daily net assets of each fund, computed and accrued daily and payable monthly, at (1)/12 of the annual rates shown below:

Combined Average Daily Net Assets	Fee Rate
0 - $215 million	0.500%
Next $335,000,000	0.375%
Next $250,000,000	0.300%
Next $800,000,000	0.250%
Next $800,000,000	0.240%
Next $800,000,000	0.230%
Over $3.2 billion	0.220%

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience in managing money funds.

23

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds’ advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds’ investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

24

Financial Highlights

These tables are designed to help you understand each fund’s financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in that fund’s annual report (see “Shareholder reports” on the back cover).

Scudder Money Market Fund

Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.019	.007	.011	.02	.05
Distributions from net investment income	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.95	.71	1.11	2.01	5.54	^a,^b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	3,392	3,432	4,117	4,978	5,787
Ratio of expenses before expense reductions (%)	.48	.43	.43	.44	.42	^c
Ratio of expenses after expense reductions (%)	.48	.43	.43	.44	.41	^c
Ratio of net investment income (%)	1.91	.72	1.12	2.01	5.38

^a	Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution, the total return would have been lower.

^b	Total return would have been lower had certain expenses not been reduced.

^c	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.41% and 0.41%, respectively.

25

Scudder Government & Agency Money Fund

Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.019	.007	.011	.02	.05
Distributions from net investment income	(.019)	(.007)	(.011)	(.02)	(.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.92	.67	1.07	1.96	5.44	^a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	442	401	503	614	751
Ratio of expenses before expense reductions (%)	.49	.45	.43	.43	.41	^b
Ratio of expenses after expense reductions (%)	.49	.45	.43	.43	.40	^b
Ratio of net investment income (%)	1.88	.69	1.09	1.98	5.27

^a	Total return would have been lower had certain expenses not been reduced.

^b	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.40% and 0.40%, respectively.

26

Scudder Tax-Exempt Money Fund

Years Ended July 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.015	.006	.009	.01	.03
Distributions from net investment income	(.015)	(.006)	(.009)	(.01)	(.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	1.54	.65	.92	1.43	3.50	^a
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	744	602	634	687	745
Ratio of expenses before expense reductions (%)	.41	.41	.39	.38	.36	^b
Ratio of expenses after expense reductions (%)	.41	.41	.39	.38	.35	^b
Ratio of net investment income (%)	1.54	.64	.92	1.43	3.44

^a	Total return would have been lower had certain expenses not been reduced.

^b	The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 0.35% and 0.35%, respectively.

27

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you’re investing directly with Scudder, all of this information applies to you.

If you’re investing through a “third party provider” — for example, a financial advisor or workplace retirement plan — your provider may have its own policies or instructions, and you should follow those.

Different terms also apply to investors who are using one of these funds as the core account for a Scudder MoneyPLUS Account^SM. Check your informational brochure or your account services guide.

28

How to Buy Shares

Initial Investment

$1,000 or more for regular accounts

$500 or more for IRAs

$10,000 or more for a Scudder MoneyPLUS Account(SM)

$50 or more with an Automatic Investment Plan ($1,500 a month for a Scudder MoneyPLUS Account(SM)

Make out your check to “Scudder Money Funds”

By mail	• Fill out and sign an application

• Send the application and an investment check to: Scudder Investments, P.O. Box 219356, Kansas City, MO 64121-9356

By wire	• Call 1-800-621-1048

• Fax your completed application to the representative, who will provide you with an account number

• Have your bank wire your investment to: Scudder Money Funds, UMB Bank of Kansas City, N.A. ABA# 1010-0069-5

• You will also need to provide your name and account number, along with the name and routing number for the fund of your choice:

• Scudder Money Market Fund: 98-0103-346-8

• Scudder Government & Agency Money Fund: 98-0116-259-4

• Scudder Tax-Exempt Money Fund: 98-0001-577-6

With an automatic investment plan	• For investing directly from your bank account, paycheck or government check

• Call 1-800-621-1048 to set up a plan or get instructions

By exchange	• To invest in one of these funds by selling shares in another Scudder fund, call 1-800-621-1048

On the Internet	• If you are a current Scudder shareholder, see the instructions at www.scudder.com

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Scudder telephone representatives are available on business days from 8 a.m. to 5 p.m. Central time. Call toll-free 1-800-621-1048.

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Additional Investment

$50 or more for regular accounts

$50 or more for IRAs

$50 or more a month with an Automatic Investment Plan

Make out your check to “Scudder Money Funds”

By mail	• Send a check and a Scudder investment slip to: Scudder Investments, P.O. Box 219154, Kansas City, MO 64121-9154

• No investment slip? Enclose a letter with your name, fund and account number and your investment instructions

By wire	• Wire your investment using the wire instructions for initial investments on the previous page

By EZ-Transfer	• Call 1-800-621-1048 to make sure EZ-Transfer is set up on your account; if it is, you can request a transfer from your bank account of any amount between $50 and $250,000

By ScudderACCESS	• Call 1-800-972-3060 and follow the instructions

With an automatic investment plan	• For investing directly from your bank account, paycheck or government check

• Call 1-800-621-1048 to set up a plan

By exchange	• To invest in one of these funds by selling shares in another Scudder fund, call 1-800-621-1048

On the Internet	• See the instructions at www.scudder.com

• Click on “Account Access”

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Sending an investment by express, registered or certified mail?

Use this address: Scudder Investments Service Company, 210 West 10th Street, Kansas City, MO 64105-1614

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How to Sell Shares

Selling Shares

Some transactions, including most for over $100,000, can only be ordered in writing; for more information, see page 37

By check	• Write a check on your account for at least $500

By phone	• Call 1-800-621-1048 for instructions; a check will be mailed to the address of record

By wire	• Call 1-800-621-1048 to make sure that wire transfer is set up on your account; if it is, you can request a wire to your bank account

By EZ-Transfer	• Call 1-800-621-1048 to make sure EZ-Transfer is set up on your account; if it is, you can request a transfer to your bank account of any amount between $50 and $250,000

By exchange	• To sell shares in another Scudder fund and invest in one of these funds, call 1-800-621-1048

By mail	• Write a letter that includes:

• the fund and account number from which you want to sell shares

• the dollar amount you want to sell

• your name(s), signature(s), and address, exactly as on your account

• Send the letter to: Scudder Investments, P.O. Box 219557, Kansas City, MO 64121-9557

With an automatic exchange or withdrawal plan	• To set up regular exchanges or withdrawals among Scudder funds, call 1-800-621-1048

In a Scudder MoneyPLUS Account(SM)	• To add unlimited checkwriting and a VISA(R) Check Card to your account, call 1-800-621-1048 (annual fee and some transaction fees apply)

On the Internet	• Follow the instructions at www.scudder.com

• Click on “Account Access”

Through a financial advisor	• Contact your representative using the method that’s most convenient for you

Scudder telephone representatives are available on business days from 8 a.m. to 5 p.m. Central time. Call toll-free 1-800-621-1048.

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Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by a fund.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial services firm or call 1-800-621-1048.

Policies about transactions

The funds are open for business each day the New York Stock Exchange (the “Exchange”) is open. Scudder Money Market Fund and Scudder Government & Agency Money Fund calculate their share price three times every business day, first at 12 p.m. Eastern time, then at 2 p.m. Eastern time and again as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Scudder Tax-Exempt Money Fund calculates its share price at 12 p.m. Eastern time and again as of the close of regular trading on the Exchange. As noted earlier, each fund seeks to maintain a stable $1.00 share price.

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To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by each fund then we may reject your application and order.

Each fund will not invest your purchase until all required and requested identification has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated. In addition, while we attempt to verify your identity, we may limit your ability to purchase or exchange fund shares.

If we are unable to verify your identity within time frames established by each fund, after a reasonable effort to do so, you will receive written notification.

The funds generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

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Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your investment provider should be able to tell you approximately when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

Payments transmitted through the Federal Reserve Wire System are in federal funds. Check or wire orders made through other bank wire systems must be converted into federal funds, which generally may result in a one day delay in executing the order.

Wire transactions that arrive by 2 p.m. Eastern time (12 p.m. Eastern time for Scudder Tax-Exempt Money Fund) and can be identified as an investment in a fund will receive that day’s dividend. Wire transactions received between 2 p.m. (12 p.m. Eastern time for Scudder Tax-Exempt Money Fund) and 4 p.m. Eastern time will start to accrue dividends the next business day. Investments by check will be effective at 4 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 4 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 12 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

ScudderACCESS, the Scudder automated telephone service, is available 24 hours a day by calling 1-800-972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and to buy and sell shares.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.

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EZ-Transfer lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call or on the Internet at www.scudder.com. You’ll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up EZ-Transfer on a new account, see the account application, which can also be downloaded from our Web site; to add it to an existing account, call 1-800-621-1048.

If you are investing in these funds through a Scudder Money PLUS Account(SM), you have access to a number of different features and your policies and fees are different in some cases. For example, there is no minimum dollar amount on checks you write, and you can access your account using a VISA(R) Check Card (a debit card). For more information on the Scudder MoneyPLUS Account, its cash management features and its policies and fees, call 1-800-621-1048.

Each fund accepts Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem fund shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. In Case of Errors or Questions about Your Transactions or Pre-Authorized Transfers please telephone at 1-800-621-1048 or write (Scudder Investments, 222 South Riverside Plaza, Chicago, IL 60606-5808) the Shareholder Service Agent as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. You must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.

35

Each fund accepts payment for shares only in US dollars by check, bank or federal funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, money orders, traveler’s checks, starter checks, third party checks, checks issued by credit card companies or Internet-based companies or checks drawn on foreign banks.

Checkwriting enables you to sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you’ll be charged a $10 service fee when you write a check for less than $500. You’ll also be charged a $10 service fee when you write a check that’s larger than your available balance at the time the check is presented to us, and we will not be able to honor the check. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It’s not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at 1-800-621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it’s important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to www.scudder.com.

36

When you ask us to send or receive a wire, please note that while we don’t charge a fee to send or receive wires, it’s possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the funds and, accordingly, the Board of each fund has not approved any policies and procedures designed to limit this activity. However, each fund reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other Scudder funds.

We do not issue share certificates.

When you want to sell more than $100,000 worth of shares, or send the proceeds to a third party or a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

37

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check or EZ-Transfer and that check hasn’t cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Redemption payments may also be delayed when you are selling recently purchased shares or in the event of closing of the Federal Reserve Bank’s wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the funds calculate share price

The share price is the net asset value per share, or NAV. To calculate NAV, each fund uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discount above or below the face value of any securities each fund buys, and round the per share NAV to the nearest whole cent.

38

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for other reasons

•	refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase or redeem fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund’s best interest or when a fund is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

•	charge you $3 a month if your balance falls below $1,000 for the last 30 days (this policy doesn’t apply to most retirement accounts or if you have an automatic investment plan)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund’s net assets, whichever is less

39

•	change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund’s investment minimum at any time)

•	reject or limit purchases of shares for any reason without prior notice

•	suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of a portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non routine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) A fund may not always pay a distribution for a given period.

The funds’ income dividends are declared daily and paid monthly to shareholders. The taxable money funds may take into account capital gains and losses in their daily dividend declarations.

The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

40

For federal income tax purposes, distributions of investment income (other than “tax-exempt dividends” for the Scudder Tax-Exempt Money Fund) are taxable as ordinary income. The funds do not expect to distribute gains taxable as capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, dividends from Scudder Tax-Exempt Money Fund are generally exempt from Federal income tax, and a portion of dividends from Scudder Government & Agency Money Fund are generally exempt from state and local income taxes. However, there are a few exceptions:

•	A portion of either fund’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

•	With respect to Scudder Tax-Exempt Money Fund, because the fund can invest in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT. In addition, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Scudder Tax-Exempt Money Fund may have on the federal taxation of your benefits.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

41

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

42

Notes

43

Notes

44

Notes

45

Notes

46

Notes

47

For More Information

Shareholder reports — These include commentary from each fund’s management team about recent market conditions and the effects of a fund’s strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically. For more copies, call 1-800-621-1048 or visit our Web site at www.scudder.com.

Statement of Additional Information (SAI) — This tells you more about each fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-621-1048. These documents and other information about each fund are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. The SAI and shareholder reports are also available through the Scudder Web site at www.scudder.com. You can also review and copy these documents and other information about each fund, including the funds’ SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090.

Scudder Investments	SEC
222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com 1-800-621-1048	Public Reference Section Washington, D.C. 20549-0102 www.sec.gov 1-202-942-8090

Distributor Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808	SEC File Numbers:

	Scudder Money Market Fund	811-2527

SCUDDER INVESTMENTS	Scudder Government & Agency Money Fund	811-2527

A Member of Deutsche Asset Management [LOGO]	Scudder Tax-Exempt Money Fund	811-2527

48

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS:

DWS Pacific Opportunities Fund	DWS Tax-Free Money Fund

Investors Cash Trust: Government & Agency Securities Portfolio	Cash Reserve Fund, Inc.: Treasury Series

DWS Government & Agency Money Fund	Treasury Money Fund — Institutional Class

Cash Reserve Fund, Inc.: Tax-Free Series	DWS U.S. Treasury Money Fund

Tax Free Money Fund Investment	Treasury Money Fund Investment

DWS Tax-Exempt Money Fund	Tax-Exempt New York Money Market Fund

DWS Cash Investment Trust

Deutsche Asset Management (“DeAM”), is proposing the following mergers as part of DeAM’s initiative to restructure and streamline the family of DWS funds. In the chart below the Acquired Funds on the left are proposed to be merged into the Acquiring Funds on the right.

Acquired Funds	Acquiring Funds

DWS Pacific Opportunities Fund	DWS International Fund

Investors Cash Trust: Government & Agency Securities Portfolio	Cash Account Trust: Government & Agency Securities Portfolio

DWS Government & Agency Money Fund	Cash Account Trust: Government & Agency Securities Portfolio

Cash Reserve Fund, Inc.: Tax-Free Series	Cash Account Trust: Tax-Exempt Portfolio

Tax Free Money Fund Investment	Cash Account Trust: Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund	Cash Account Trust: Tax-Exempt Portfolio

DWS Tax-Free Money Fund	Cash Account Trust: Tax-Exempt Portfolio

Cash Reserve Fund, Inc.: Treasury Series	Investors Cash Trust: Treasury Portfolio

Treasury Money Fund — Institutional Class	Investors Cash Trust: Treasury Portfolio

DWS U.S. Treasury Money Fund	Investors Cash Trust: Treasury Portfolio

Treasury Money Fund Investment	Investors Cash Trust: Treasury Portfolio

Tax-Exempt New York Money Market Fund	NY Tax Free Money Fund Investment

DWS Cash Investment Trust	DWS Money Market Fund

Completion of each merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the fourth quarter of 2006. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive (i) a Prospectus/Proxy Statement describing in detail the proposed merger and summarizing the Board’s considerations in recommending that shareholders approve the merger, (ii) a proxy card(s) and instructions on how to submit a vote and (iii) a Prospectus for the applicable Acquiring Fund.

Please Retain This Supplement for Future Reference

[Logo]DWS

SCUDDER

Deutsche Bank Group

July 26, 2006

DMF-3602

AUGUST 1, 2006

PROSPECTUS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

DWS Government Cash Institutional Shares

Fund #144

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

GOVERNMENT & AGENCY SECURITIES PORTFOLIO — GOVERNMENT CASH INSTITUTIONAL SHARES

How the Portfolio Works

3	The Portfolio’s Main Investment Strategy

4	The Main Risks of Investing in the Portfolio

6	The Portfolio’s Performance History

7	How Much Investors Pay

8	Other Policies and Risks

9	Who Manages and Oversees the Portfolio

13	Financial Highlights

How to Invest in the Portfolio

14	Policies You Should Know About

15	How to Buy Shares

16	How to Sell Shares

21	Understanding Distributions and Taxes

TICKER SYMBOL SGIXX

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Portfolio securities are denominated in US dollars and have remaining maturities of 397 days or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

3

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio’s returns to lag behind those of similar money market funds.

4

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

5

The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio’s Institutional Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s Institutional Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2005, the portfolio’s Institutional Shares’ 7-day yield was 4.06%. To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at (800) 537-3177.

The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000	6.32
2001	4.06
2002	1.67
2003	1.02
2004	1.20
2005	3.09

2006 total return as of June 30: 2.25%

For the periods included in the bar chart:

Best Quarter: 1.63%, Q4 2000	Worst Quarter: 0.22%, Q2 2004

Average Annual Total Returns as of 12/31/2005

1 Year	5 Years	Since Inception*
3.09%	2.20%	2.93%

*	Inception date is 11/17/1999.

For more recent Institutional Shares performance information, contact the financial advisor from which you obtained this prospectus.

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How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial advisor.

Fee Table

Shareholder Fees (%) (paid directly from your investment)	None
Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
Management Fee	0.15%
Distribution/Service (12b-1) Fee	None
Other Expenses*	0.08
Total Annual Portfolio Operating Expenses**	0.23

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

Based on the costs above, this example helps you compare the portfolio’s Institutional Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

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Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are a few other issues to know about:

•	Although major changes tend to be infrequent, the portfolio’s Board could change the portfolio’s investment goal without seeking shareholder approval.

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

•	A complete list of the portfolio’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio holdings.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

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Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DWS Scudder is part of Deutsche Asset Management (“DeAM”) which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.15% of its average daily net assets.

The portfolio’s shareholder report for the semiannual period ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

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Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education

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contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

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There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/ regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Financial Highlights

This table is designed to help you understand the portfolio’s financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Institutional Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.035	.015	.009	.015	.03
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	3.59	1.55	.95	1.52	3.06

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	106	113	124	138	134
Ratio of expenses (%)	.23	.20	.20	.20	.19
Ratio of net investment income (%)	3.53	1.53	.95	1.51	3.01

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How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s Institutional Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

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How to Buy Shares

Use these instructions to make investments.

Buying shares	First investment	Additional investments
	$1,000,000 or more for all accounts*	• No minimum amount

By wire

•      Call (800) 537-3177 to open an account and get an account number

•      Please contact your financial advisor for wire instructions on purchase orders

•      Complete a purchase application and send it to us at the address below

• Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated to the left

By mail or express mail (see below)	• Fill out and sign a purchase application • Send it to us at the address below, along with an investment check made out to “Government & Agency Securities Portfolio”	• Send a check and a letter with your name, account number, the full name of the portfolio and class, and your investment instructions to us at the address below

Regular, express, registered, or certified mail:	DWS Scudder Investments Service Company Institutional Funds Client Services 222 South Riverside Plaza Chicago, IL 60606

E-Mail address:	ifunds@dws.com

*	The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Investors Cash Trust.

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How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares

By Expedited Redemption Service	If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by:

• telephoning Client Services at (800) 537-3177

By mail or express mail	Write a letter that includes:

• the portfolio, class, and account number from which you want to sell shares

• the dollar amount or number of shares you want to sell

• your name(s), signature(s), and address, as they appear on your account

• a daytime telephone number

Mail the letter to:

DWS Scudder Investments Service Company Institutional Funds Client Services 222 South Riverside Plaza Chicago, IL 60606

By phone	• Call (800) 537-3177 for instructions

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Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

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Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day’s dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Shareholders that are known to the portfolio and intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio’s Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you’ll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, traveler’s checks, money orders, starter checks, third party checks, checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies.

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When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order, if we receive your order by 2:00 p.m. Eastern time, although you won’t receive that day’s dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received) although, it could be delayed for up to seven days. It could also be longer when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days). In addition, the portfolio reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

We do not offer share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board has not approved any policies and procedures designed to limit this

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activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market portfolio for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for any other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days’ notice so you can either increase your balance or close your account (this policy doesn’t apply to most retirement accounts)

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•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

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Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, a portion of the dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

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For More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. They also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get these reports automatically. For more copies call (800) 730-1313.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 730-1313, or contact DWS Scudder at the address listed below. The SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. These documents and other information about the portfolio are available from the EDGAR Database on the SEC’s Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

DWS Scudder	SEC	Distributor
Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614 E-mail: ifunds@dws.com www.moneyfunds.deam-us.db.com (800) 730-1313	100 F Street, N.E. Washington, D.C. 20549-2001 www.sec.gov (800) SEC-0330	DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

SEC File Number:
Investors Cash Trust	811-6103

[DWS SCUDDER Logo]

Deutsche Bank Group

AUGUST 1, 2006

PROSPECTUS

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

Government Cash Managed Shares

Fund #244

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [Logo]DWS

SCUDDER

Deutsche Bank Group

GOVERNMENT & AGENCY SECURITIES PORTFOLIO — GOVERNMENT CASH MANAGED SHARES

How the Portfolio Works

3	The Portfolio’s Main Investment Strategy

4	The Main Risks of Investing in the Portfolio

6	The Portfolio’s Performance History

7	How Much Investors Pay

8	Other Policies and Risks

9	Who Manages and Oversees the Portfolio

13	Financial Highlights

How to Invest in the Portfolio

14	Policies You Should Know About

16	How to Buy Shares

17	How to Sell Shares

23	Understanding Distributions and Taxes

TICKER SYMBOL GMDXX

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Portfolio securities are denominated in US dollars and have remaining maturities of 397 days or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

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Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio’s returns to lag behind those of similar money market funds.

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Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality.

There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

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The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio’s Managed Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s Managed Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2005, the portfolio’s Managed Shares’ 7-day yield was 3.86%. To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at (800) 537-3177.

The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

2000	6.05
2001	3.80
2002	1.42
2003	0.77
2004	0.94
2005	2.85

2006 total return as of June 30: 2.14%

For the periods included in the bar chart:

Best Quarter: 1.59%, Q4 2000	Worst Quarter: 0.15%, Q3 2003

Average Annual Total Returns as of 12/31/2005

1 Year	5 Years	Since Inception*
2.85%	1.95%	2.67%

*	Inception date is 11/17/1999.

For more recent Managed Shares performance information, contact the financial advisor from which you obtained this prospectus.

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How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Managed Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial advisor.

Fee Table

Shareholder Fees (%) (paid directly from your investment)	None
Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
Management Fee	0.15%
Distribution/Service (12b-1) Fee	0.15
Other Expenses*	0.16
Total Annual Portfolio Operating Expenses**	0.46

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	From time to time, the advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the advisor.

Based on the costs above, this example helps you compare the portfolio’s Managed Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579

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Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are a few other issues to know about:

•	Although major changes tend to be infrequent, the portfolio’s Board could change the portfolio’s investment goal without seeking shareholder approval.

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

•	A complete list of the portfolio’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which the portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio holdings.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

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Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DWS Scudder is part of Deutsche Asset Management (“DeAM”), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

For the most recent fiscal year, the actual amount the portfolio paid in management fees was 0.15% of its average daily net assets.

The portfolio’s shareholder report for the semiannual period ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

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The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the

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Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

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There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Financial Highlights

This table is designed to help you understand the portfolio’s financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Managed Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.033	.013	.007	.013	.03
Distributions from net investment income	(.033)	(.013)	(.007)	(.013)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	3.35	1.30	.68	1.27	2.78

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	233	195	175	79	55
Ratio of expenses (%)	.46	.45	.44	.45	.43
Ratio of net investment income (%)	3.30	1.28	.71	1.26	2.77

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How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial advisor, such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s Managed Shares. The portfolio has two other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

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Rule 12b-1 Plan

The portfolio has adopted a plan under Rule 12b-1 for the portfolio’s Managed Shares that authorizes the payment of an annual shareholder services fee, payable monthly, of 0.15% of the portfolio’s average daily net assets attributable to Managed Shares. Because 12b-1 fees are paid out of the portfolio’s assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 537-3177.

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How to Buy Shares

Use these instructions to make investments.

Buying shares	First investment	Additional investments
	$100,000 or more for all accounts*	• $1,000 or more for regular accounts

• $100 or more for IRAs

• $50 or more with an automatic investment plan

By wire

•      Call (800) 537-3177 to open an account and get an account number

•      Please contact your financial advisor for wire instructions on purchase orders

•      Complete a purchase application and send it to us at the address below

• Instruct the wiring bank to transmit the specified amount to UMB Bank, N.A. with the information stated to the left.

By mail or express mail (see below)	• Fill out and sign a purchase application • Send it to us at the address below, along with an investment check made out to “Government & Agency Securities Portfolio”	• Send a check and a letter with your name, account number, the full name of the portfolio and class, and your investment instructions to us at the address below

With an automatic investment plan	—	• To set up regular investments, call (800) 537-3177

Regular, express, registered, or certified mail:	DWS Scudder Investments Service Company Institutional Funds Client Services 222 South Riverside Plaza Chicago, IL 60606

E-Mail address:	ifunds@dws.com

*	The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with DWS Scudder Distributors, Inc. on behalf of the portfolio and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account. Investment minimums may also be waived for certain other individuals such as trustees and officers of Investors Cash Trust.

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How to Sell Shares

Use these instructions to sell shares in your account.

Selling shares

By Expedited Redemption Service	If Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by:

• telephoning Client Services at (800) 537-3177

By mail or express mail	Write a letter that includes:

• the portfolio, class, and account number from which you want to sell shares

• the dollar amount or number of shares you want to sell

• your name(s), signature(s), and address, as they appear on your account

• a daytime telephone number

Mail the letter to:

DWS Scudder Investments Service Company Institutional Funds Client Services 222 South Riverside Plaza Chicago, IL 60606

By phone	• Call (800) 537-3177 for instructions

With an automatic investment plan	• To set up regular cash payments from your account, call (800) 537-3177

Using Checkwriting	• Call (800) 537-3177

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Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

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Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Orders for purchase of shares received by wire transfer in the form of federal funds, if accepted, will be effected at the next determined share price calculated and will receive that day’s dividend if effected at or prior to 4:00 p.m. Eastern time, otherwise such shares will receive the dividend for the next calendar day. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only shareholders known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the size of the order submitted, general market conditions, and the availability of investments for the portfolio. Shareholders that are known to the portfolio and intend to submit wire purchase orders after 2:00 p.m. Eastern time should call (800) 537-3177. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 2:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

Earlier deadlines may be established for certain types of transactions. See the portfolio’s Statement of Additional Information for more information.

Expedited Redemption Service allows you to have proceeds from your sales of portfolio shares wired directly to a bank account. To use this service, you’ll need to designate the bank account in advance. Follow the instructions on your application. Expedited Redemption Service orders that arrive before 2:00 p.m. Eastern time will be processed that day, and we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

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Checkwriting lets you sell portfolio shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $1,000 or for more than $5,000,000. A $10 service charge will be assessed for checks that are written for less than $1,000. Note as well that we can’t honor any check larger than your balance at the time the check is presented to us.

Please keep in mind that if you make a recent purchase by check and that check has not cleared yet, those funds will not be available for redemption up to 10 days.

Effective on or about July 15, 2005, the portfolio will accept Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem portfolio shares in your account to pay the entry to the third party originating the debit. Your portfolio account statement will show all ACH debit entries in your account. In Case of Errors or Questions about Your Transactions or Pre-Authorized Transfers please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first portfolio statement on which the transaction appears) if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor or investment firm must contact the Shareholder Service Agent within sixty (60) days of the portfolio sending you the first portfolio account statement on which an improper charge appears.

The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, money orders, starter checks, third party checks, traveler’s checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send the proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

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A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

If your shares are registered directly with the portfolio’s transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

DWS Scudder Investments

Service Company

Attention: Transaction Processing

P.O. Box 219557

Kansas City, MO 64121

With same-day redemptions through Expedited Redemption Service, money from shares you sell is normally sent out the same day we receive your order, if we receive your order by 2:00 p.m. Eastern time, although you won’t receive that day’s dividend. Money from other orders is normally sent out within one business day of when your order is processed (not when it is received) although, it could be delayed for up to seven days. It could also be longer when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days). In addition, the portfolio reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

We do not offer share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

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Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for any other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

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•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	close your account and send you the proceeds if your balance falls below the required minimum, we will give you 60 days’ notice so you can either increase your balance or close your account (this policy doesn’t apply to most retirement accounts or if you have an automatic investment plan)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

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You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is the same as a sale.

For most shareholders, a portion of the dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

The portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

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(not part of prospectus)

For More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. These also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get the reports automatically. For more copies, call (800) 730-1313.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

If you’d like to ask for copies of these documents, please contact DWS Scudder, your financial advisor or the SEC (see below). The SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. If you like, you can look over these materials and other information about the portfolio at the SEC’s Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC’s Internet site at www.sec.gov. Materials you get from DWS Scudder and from the EDGAR database are free; those from the SEC involve a copying fee. If you’re a shareholder and have questions, please contact DWS Scudder at (800) 730-1313.

DWS Scudder	SEC	Distributor
Institutional Money Funds — Client Services 210 West 10th Street Kansas City, MO 64105-1614 E-mail: ifunds@dws.com www.moneyfunds.deam-us.db.com (800) 730-1313	100 F Street, N.E. Washington, D.C. 20549-2001 www.sec.gov (800) SEC-0330	DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

SEC File Number:
Investors Cash Trust	811-6103

[Logo]DWS

SCUDDER

Deutsche Bank Group

Investors Cash Trust

Service Shares

PROSPECTUS

August 1, 2006

Government & Agency Securities Portfolio

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

INVESTORS CASH TRUST

How the Portfolio Works

3	The Portfolio’s Main Investment Strategy

4	The Main Risks of Investing in the Portfolio

5	The Portfolio’s Performance History

6	How Much Investors Pay

7	Other Policies and Risks

8	Who Manages and Oversees the Portfolio

11	Financial Highlights

How to Invest in the Portfolio

12	Policies You Should Know About

16	Understanding Distributions and Taxes

TICKER SYMBOL IGSXX

Government & Agency Securities Portfolio

The Portfolio’s Main Investment Strategy

The portfolio seeks to provide maximum current income consistent with stability of capital.

While the Advisor gives priority to earning income and maintaining the value of the portfolio’s principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

The portfolio pursues its goal by investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The portfolio is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Portfolio securities are denominated in US dollars and have remaining maturities of 397 days or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

Principal investments

The portfolio exclusively invests in the following types of investments:

•	US Treasury bills, notes, bonds and other obligations issued by the US government, its agencies and instrumentalities.

•	Repurchase agreements for which the portfolio buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates).

The portfolio may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

Working in consultation with a credit team, the portfolio managers screen potential issuers and develop a list of securities that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

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The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase. Because of the portfolio’s high credit standards, its yield may be lower than the yields of money funds that do not limit their investments to US government and agency securities.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This, in turn, could cause the portfolio’s returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

•	it cannot sell the securities at the agreed-upon time and price; or

•	the securities lose value before they can be sold.

The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Credit Risk. If a portfolio security declines in credit quality or goes into default, it could hurt the portfolio’s performance. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Other securities are backed by the full faith and credit of the US government.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn’t guaranteed and you could lose money by investing in the portfolio.

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The Portfolio’s Performance History

The bar chart shows how the total returns for the portfolio’s Service Shares have varied from year to year, which may give some idea of risk. The table shows how the portfolio’s Service Shares returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

As of December 31, 2005, the portfolio’s Service Shares’ 7-day yield was 4.07%. To learn the current 7-day yield, investors may call the portfolio’s Shareholder Service Agent at (800) 231-8568.

The 7-day yield, which is often referred to as the “current yield,” is the income generated by the portfolio over a seven-day period. This amount is then annualized, which means that we assume the portfolio generates the same income every week for a year. The “total return” of the portfolio is the change in the value of an investment in the portfolio over a given period. Average annual returns are calculated by averaging the year-by-year returns of the portfolio over a given period.

Annual Total Returns (%) as of 12/31 each year

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1996	5.33
1997	5.93
1998	5.35
1999	5.47
2000	6.26
2001	3.98
2002	1.61
2003	0.98
2004	1.15
2005	3.06

2006 total return as of June 30: 2.24%

For the periods included in the bar chart:

Best Quarter: 1.62%, Q4 2000	Worst Quarter: 0.21%, Q1 2004

Average Annual Total Returns as of 12/31/2005

1 Year	5 Years	10 Years
3.06%	2.15%	3.80%

Total returns would have been lower if operating expenses hadn’t been reduced.

For more recent Service Shares performance information, contact the financial advisor from which you obtained this prospectus.

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How Much Investors Pay

This fee table describes the fees and expenses that you may pay if you buy and hold Service Shares of the portfolio. This information doesn’t include any fees that may be charged by your financial advisor.

Fee Table

Shareholder Fees (%) (paid directly from your investment)	None
Annual Portfolio Operating Expenses (%) (deducted from portfolio assets)
Management Fee	0.15%
Distribution/Service (12b-1) Fee	None
Other Expenses*	0.11
Total Annual Portfolio Operating Expenses	0.26
Fee Waivers/Expense Reimbursements**	0.01
Net Annual Operating Expenses**	0.25

*	Includes costs of shareholder servicing, custody and similar expenses, which may vary with portfolio size and other factors.

**	Through July 31, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Example

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this portfolio’s Service Shares expenses to those of other mutual funds. The example assumes the expenses above remain the same, that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

1 Year	3 Years	5 Years	10 Years
$26	$83	$145	$330

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Other Policies and Risks

While the previous pages describe the main points of the portfolio’s strategy and risks, there are a few other issues to know about:

•	Although major changes tend to be infrequent, the Board could change the portfolio’s investment goal without seeking shareholder approval.

•	The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the portfolio’s policy of investing exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities and repurchase agreements backed by these securities.

•	A complete list of the portfolio’s portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, the portfolio’s top ten holdings and other information about the portfolio are posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. The portfolio’s Statement of Additional Information includes a description of the portfolio’s policies and procedures with respect to the disclosure of the portfolio’s portfolio holdings.

For more information

This prospectus doesn’t tell you about every policy or risk of investing in the portfolio.

If you want more information on the portfolio’s permitted investments and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the last page tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

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Who Manages and Oversees the Portfolio

The investment advisor

Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY 10154, makes the portfolio’s investment decisions, buys and sells securities for the portfolio, and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds and DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DWS Scudder is part of Deutsche Asset Management (“DeAM”), which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

DeIM receives a management fee from the portfolio. Below is the actual management fee rate paid by the portfolio for the most recent fiscal year, as a percentage of the portfolio’s average daily net assets:

Portfolio Name	Fee Paid
Government & Agency Securities Portfolio	0.15%

The portfolio’s shareholder report for the semiannual period ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees’ renewal of the investment management agreement (see “Shareholder reports” on the back cover).

The portfolio managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market funds.

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Market timing related regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, DeAM has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

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Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other regulatory matters

DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

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Financial Highlights

This table is designed to help you understand the portfolio’s financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the portfolio’s financial statements, is included in the portfolio’s annual report (see “Shareholder reports” on the last page).

Government & Agency Securities Portfolio — Service Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.035	.015	.009	.015	.03
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)^a	3.56	1.50	.90	1.47	2.99

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	221	211	247	256	286
Ratio of expenses before expense reductions (%)	.26	.26	.26	.26	.28
Ratio of expenses after expense reductions (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	3.51	1.48	.90	1.46	2.95

a	Total return would have been lower had certain expenses not been reduced.

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How to Invest in the Portfolio

The following pages describe the main policies associated with buying and selling shares of the portfolio. There is also information on dividends and taxes and other matters that may affect you as a portfolio shareholder.

Because this portfolio is available only through a financial advisor such as a broker or financial institution, you should contact a representative of your financial advisor for instructions on how to buy or sell portfolio shares.

Policies You Should Know About

The policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through a financial advisor.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the portfolio. Please note that a financial advisor may charge fees separate from those charged by the portfolio.

Keep in mind that the information in this prospectus applies only to the portfolio’s Service Shares. The portfolio has two other share classes. The portfolio’s additional classes are described in separate prospectuses and have different fees, requirements and services.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 231-8568.

Policies about transactions

The portfolio is open for business each day the New York Stock Exchange is open. Normally, the portfolio calculates its share price every business day at 2:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time.

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As noted earlier, the portfolio expects to maintain a stable $1.00 share price.

You can place an order to buy or sell shares at any time. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: when you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the portfolio then we may reject your application and order.

The portfolio will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in “good order.” After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the portfolio, after a reasonable effort to do so, you will receive written notification.

The portfolio generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

For the portfolio, wire transactions that arrive by 4:00 p.m. Eastern time will receive that day’s dividend. Wire purchase orders received between 2:00 p.m. and 4:00 p.m. Eastern time, for effectiveness at the 4:00 p.m. Eastern time net asset value determination may be rejected based upon certain guidelines. In particular, only investors known to the portfolio may submit wire purchase orders between 2:00 p.m. and 4:00 p.m. Eastern time and acceptance of such an order will, among other things, be based upon the level of purchase orders received by the portfolio, the size of the order submitted, general market conditions and the availability of investments for the portfolio. Investments by check will be effective at 5:00 p.m. Eastern time on the business day following receipt and will earn dividends the following calendar day.

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Please contact your financial advisor for wire instructions and purchase orders.

When selling shares, you’ll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 4:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, we will normally wire you the proceeds on the same day. However, you won’t receive that day’s dividend.

As noted elsewhere in the prospectus, proceeds of a redemption may be delayed. The ability to receive “same-day” wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. Requests for same-day wire that are received by 2:00 p.m. Eastern time will be given priority over requests received later in the day in the event that it is necessary to limit the amount of same-day wire redemptions.

Earlier deadlines may be established for certain types of transactions. See the portfolio’s Statement of Additional Information for more information.

The portfolio accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the portfolio cannot accept cash, traveler’s checks, money orders, starter checks, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you’ll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don’t need a signature guarantee. Also, you don’t generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can’t get a signature guarantee from a notary public, and we must be provided with the original guarantee.

If your shares are registered directly with the portfolio’s transfer agent, you can sell them by sending a written request (with a signature guarantee) to:

DWS Scudder Investments Service Company

Attention: Transaction Processing

P.O. Box 219153

Kansas City, MO 64121

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Your financial advisor may set its own minimum investment, although that set by the portfolio is as follows:

•	Minimum initial investment: $1,000,000

•	Subsequent investments may be made in any amount

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received) although, it could be delayed for up to seven days. It could also be longer when you are selling shares you bought recently by check and that check hasn’t cleared yet (maximum delay: 10 days). In addition, the portfolio reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Short-Term Trading. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term and excessive trading activity in the portfolio and, accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the portfolio reserves the right to and may reject or cancel a purchase or exchange order into a money market fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term and excessive trading by an investor in other DWS funds.

How the portfolio calculates share price

To calculate the net asset value per share, or NAV, the portfolio uses the following equation:

TOTAL ASSETS - TOTAL LIABILITIES	= NAV
TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

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Other rights we reserve

You should be aware that we may do any of the following:

•	withdraw or suspend the offering of shares at any time

•	withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

•	reject a new account application if you don’t provide any required or requested identifying information, or for any other reasons

•	refuse, cancel or rescind any purchase order; freeze any account (meaning you will not be able to purchase portfolio shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the portfolio’s best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law

•	close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your portfolio shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of your portfolio shares and you may incur tax liability

•	close your account and send you the proceeds if your balance falls below $1,000,000; we will give you 60 days’ notice so you can either increase your balance or close your account (this policy doesn’t apply to most retirement accounts or if you have an automatic investment plan)

•	pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the portfolio won’t make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the portfolio’s net assets, whichever is less

•	the portfolio reserves the right to reject or limit purchase orders, without prior notice, for these or other reasons

•	the portfolio reserves the right at any time to waive or increase the minimum investment requirements or change, add or withdraw various services, fees and account policies. All orders to purchase shares of the portfolio are subject to acceptance and are not binding until confirmed or accepted in writing

Understanding Distributions and Taxes

The portfolio intends to distribute to its shareholders virtually all of its net earnings. The portfolio can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The portfolio’s earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The portfolio may not always pay a distribution for a given period.

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The portfolio’s income dividends are declared daily and paid monthly to shareholders. The portfolio may take into account capital gains and losses in its daily dividend declarations. The portfolio may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in portfolio shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in a different portfolio. Tell us your preference on your application. If you don’t indicate a preference, your dividends and distributions will all be reinvested.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. The portfolio does not expect to make distributions that are eligible for taxation as long-term capital gains or as qualified dividend income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment is the only option.

Because the portfolio seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell portfolio shares. For tax purposes, an exchange is treated the same as a sale.

For most shareholders, a portion of the dividends from the portfolio is generally exempt from state and local income taxes. However, a portion of the portfolio’s dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short or long-term capital gains.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Your portfolio will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

17

To Get More Information

Shareholder reports — These include commentary from the portfolio’s management team about recent market conditions and the effects of the portfolio’s strategies on its performance. These also have detailed performance figures, a list of everything the portfolio owns, and the portfolio’s financial statements. Shareholders get the reports automatically. For more copies, call (800) 231-8568.

Statement of Additional Information (SAI) — This tells you more about the portfolio’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it’s legally part of this prospectus).

If you’d like to ask for copies of these documents, please contact DWS Scudder, your financial advisor or the SEC (see below). The SAI and shareholder reports are also available through the Deutsche Asset Management Institutional Money Funds Web site at www.moneyfunds.deam-us.db.com. If you like, you can look over these materials and other information about the portfolio at the SEC’s Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC’s Internet site at www.sec.gov. Materials you get from DWS Scudder and from the EDGAR database are free; those from the SEC involve a copying fee. If you’re a shareholder and have questions, please contact DWS Scudder at (800) 231-8568.

Institutional Money Funds — Client Services

210 West 10th Street

Kansas City, MO 64105-1614

E-mail: ifunds@dws.com

www.moneyfunds.deam-us.db.com

(800) 730-1313

SEC

100 F Street, N.E.

Washington, D.C. 20549

(800) SEC-0330

www.sec.gov

SEC File Number:                                              811-6103

Investors Cash Trust

STATEMENT OF ADDITIONAL INFORMATION

CASH ACCOUNT TRUST

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

222 S. Riverside Plaza

Chicago, Illinois 60606

This statement of additional information is not a prospectus, but should be read in conjunction with the Prospectus/Proxy Statement dated                  , 2006 for the Joint Special Meeting of Shareholders of DWS Government & Agency Money Fund, a series of DWS Money Funds, and Government & Agency Securities Portfolio, a series of Investors Cash Trust (the “Acquired Funds”), to be held on October 31, 2006, into which this statement of additional information is hereby incorporated by reference. Copies of the Prospectus/Proxy Statement may be obtained at no charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048 (for DWS Government & Agency Money Fund shares); 1-800-231-8568 (for Service Shares) and 1-800-537-3177 (for DWS Government Cash Institutional Shares and Government Cash Managed Shares), or from the firm from which this statement of additional information was obtained and are available along with other materials on the Securities and Exchange Commission’s Internet website (http://www.sec.gov). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about the Government & Agency Securities Portfolio series of Cash Account Trust (“CAT Government Fund”) is contained in the statements of additional information dated August 1, 2006, as supplemented from time to time, for DWS Government & Agency Money Fund shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares, which are attached to this statement of additional information as Appendix A and Appendix B. The audited financial statements and related independent registered public accounting firm’s report for CAT Government Fund contained in the Annual Report for the fiscal year ended April 30, 2006 are incorporated herein by reference insofar as they relate to the Fund’s participation in the mergers. No other parts of the Annual Report are incorporated by reference.

The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of CAT Government Fund and the Acquired Funds as if the mergers had been consummated on April 30, 2006, unless otherwise indicated.

Further information about the Acquired Funds is contained in each Fund’s statement[s] of additional information dated December 1, 2005 and August 1, 2006, respectively, as supplemented from time to time.

The date of this statement of additional information is                 , 2006.

S-1

Pro Forma

Portfolio of Investments as of April 30, 2006 (Unaudited)

	CAT Government & Agency Securities Portfolio Principal Amount ($)	ICT Government & Agency Securities Portfolio Principal Amount ($)	DWS Government & Agency Securities Portfolio Principal Amount ($)	Combined Pro Forma Principal Amount ($)	CAT Government & Agency Securities Portfolio Value ($)	ICT Government & Agency Securities Portfolio Value ($)	DWS Government & Agency Securities Portfolio Value ($)	Combined Pro Forma Value ($)
Agencies Not Backed by the Full and Credit of the US Government
US Government Sponsored Agencies 20.0%
Federal Home Loan Bank:
3.25%, 7/21/2006	32,700,000	—	5,000,000	37,700,000	32,647,294	—	4,991,941	37,639,235
4.716%, 6/2/2006	35,000,000	10,000,000	—	45,000,000	34,998,007	9,999,430	—	44,997,437
4.819%, 8/21/2006	100,000,000	—	—	100,000,000	99,981,727	—	—	99,981,727
Federal Home Loan Mortgage Corp:
3.83% 6/20/2006	58,000,000	8,000,000	7,500,000	73,500,000	58,000,000	8,000,000	7,500,000	73,500,000
4.7% 1/12/2007	20,000,000	—	—	20,000,000	20,000,000	—	—	20,000,000
4.75% 2/6/2007	—	4,000,000	4,000,000	8,000,000	—	4,000,000	4,000,000	8,000,000
4.83% 1/26/2007	25,000,000	—	—	25,000,000	25,000,000	—	—	25,000,000
4.875% 7/6/2007	100,000,000	30,000,000	20,000,000	150,000,000	99,956,641	29,986,127	19,990,752	149,933,520
4.92% 2/28/2007	—	6,000,000	6,000,000	12,000,000		6,000,000	6,000,000	12,000,000
5.325% 5/3/2007	27,000,000	6,000,000	5,000,000	38,000,000	27,000,000	6,000,000	5,000,000	38,000,000
5.35% 5/25/2007	—	14,000,000	13,000,000	27,000,000	—	14,000,000	13,000,000	27,000,000
Federal National Mortgage Association:
4.0% 8/8/2006	—	5,000,000	5,000,000	10,000,000	—	5,000,000	5,000,000	10,000,000
4.03% 7/21/2006	20,000,000	5,000,000	6,500,000	31,500,000	20,000,000	5,000,000	6,500,000	31,500,000
4.72% 9/7/2006	80,000,000	—	25,000,000	105,000,000	79,978,980	—	24,993,431	104,972,411

Total Agencies Not Backed by the Full and Credit of the US Government (Cost $497,562,649, $87,985,556, $96,976,123 and $668,024,328, respectively)					497,562,649	87,985,557	96,976,124	682,524,330

Agencies Backed by the Full and Credit of the US Government
Government Guaranteed Securities 2.2%
Hainan Airlines:
Series 2000-1, 4.91% 12/15/2007	15,612,258	—	9,489,246	25,101,504	15,612,258	—	9,489,246	25,101,504
Series 2000-2, 4.91% 12/15/2007	18,885,355	—	5,839,536	24,724,891	18,885,355	—	5,839,536	24,724,891
Series 2000-3, 4.91% 12/15/2007	19,261,968	—	5,839,536	25,101,504	19,261,968	—	5,839,536	25,101,504

Total Agencies Backed by the Full and Credit of the US Government (Cost $53,759,581, $0, $21,168,318 and $74,927,899, respectively)					53,759,581	—	21,168,318	74,927,899

Repurchase Agreements 79.4
Bank of America Securities LLC, 4.79%, 5/10/2006	350,000,000	100,000,000	65,000,000	515,000,000	350,000,000	100,000,000	65,000,000	515,000,000
Bear Stearns & Co., Inc., 4.79%, 5/1/2006	300,000,000	12,000,000	30,000,000	342,000,000	300,000,000	12,000,000	30,000,000	342,000,000
BNP Paribas, 4.78%, 5/1/2006	39,000,000	6,000,000	10,000,000	55,000,000	39,000,000	6,000,000	10,000,000	55,000,000
Credit Suisse First Boston LLC, 4.78%, 5/10/2006	250,000,000	50,000,000	40,000,000	340,000,000	250,000,000	50,000,000	40,000,000	340,000,000
Greenwhich Captial Markets, Inc.,4.79%, 5/11/2006	225,000,000	95,000,000	40,000,000	360,000,000	225,000,000	95,000,000	40,000,000	360,000,000
Morgan Stanley & Co., Inc., 4.78%, 5/9/2006	390,000,000	50,000,000	70,000,000	510,000,000	390,000,000	50,000,000	70,000,000	510,000,000
State Street Bank and Trust Co., 4.5%, 5/1/2006	284,000	548,000	912,000	1,744,000	284,000	548,000	912,000	1,744,000
The Goldsman Sachs & Co., 4.78%, 5/10/2006	400,000,000	100,000,000	80,000,000	580,000,000	400,000,000	100,000,000	80,000,000	580,000,000

Total Repurchase Agreements (Cost $1,954,284,000, $413,548,00, and $335,912,000 and $2,703,744,000, respectively)					1,954,284,000	413,548,000	335,912,000	2,703,744,000

Total Investment Portfolio Cost ($2,505,606,230, $501,533,556, $454,056,441 and $3,461,196,227, respectively) 101.7%					2,505,606,230	501,533,557	454,056,442	3,461,196,229
Other Assets and Liabilities, Net (1.7%)					(19,726,228)	(19,005,871)	(17,100,788)	(55,832,887)

Net Assets 100%					2,485,880,002	482,527,686	436,955,654	3,405,363,342

PRO FORMA CAPITALIZATION (UNAUDITED)

The following table sets forth the unaudited capitalization of each Fund as of April 30, 2006 and CAT Government & Agency Securities Portfolio on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date. (1)

	CAT Government & Agency Securities Portfolio	ICT Government & Agency Securities Portfolio	DWS Government & Agency Money Market	Pro Forma Adjustments	CAT Government & Agency Securities Portfolio Pro Forma Combined

Net Assets
DWS Government Fund Shares	$—	$—	$436,955,654	(436,955,654)	$—
CAT Money Fund Shares	$—	$—	$—	436,955,654	$436,955,654
Service Shares	$45,326,935	$209,464,212	$—	(209,464,212)	$45,326,935
DWS Government Cash Institutional Shares	$—	$60,046,773	$—	209,464,212	$269,510,985
Government Cash Managed Shares	$—	$213,016,701	$—	—	$213,016,701
Capital Assets Funds Shares	$63,366,713	$—	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	$—	—	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$482,527,686	$436,955,654		$3,405,363,342

Shares Outstanding
DWS Government Fund Shares	—	—	436,935,217	(436,935,217)	—
CAT Money Fund Shares	—	—	—	436,935,217	436,935,217
Service Shares	45,326,435	209,459,561	—	(209,459,561)	45,326,435
DWS Government Cash Institutional Shares	—	60,043,219	—	209,459,561	269,502,780
Government Cash Managed Shares	—	213,013,493	—	—	213,013,493
Capital Assets Funds Shares	63,366,713	—	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	—	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	—	2,046,367,027

Net Asset Value per share
DWS Government Fund Shares	$—	$—	$1.00	—	$—
CAT Money Fund Shares	$—	$—	$—		$1.00
Service Shares	$1.00	$1.00	$—	—	$1.00
DWS Government Cash Institutional Shares	$—	$1.00	$—	—	$1.00
Government Cash Managed Shares	$—	$1.00	$—	—	$1.00
Capital Assets Funds Shares	$1.00	$—	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	$—	—	$1.00

PRO FORMA CAPITALIZATION (UNAUDITED)

The following table sets forth the unaudited capitalization of each Fund as of April 30, 2006 and CAT Government & Agency Securities Portfolio on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date. (1)

	CAT Government & Agency Securities Portfolio	ICT Government & Agency Securities Portfolio	Pro Forma Adjustments	CAT Government and ICT Government Pro Forma Combined

Net Assets
Service Shares	$45,326,935	$209,464,212	(209,464,212)	$45,326,935
DWS Government Cash Institutional Shares	$—	$60,046,773	209,464,212	$269,510,985
Government Cash Managed Shares	$—	$213,016,701		$213,016,701
Capital Assets Funds Shares	$63,366,713	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	—	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$482,527,686		$2,968,407,688

Shares Outstanding
Service Shares	45,326,435	209,459,561	(209,459,561)	45,326,435
DWS Government Cash Institutional Shares	—	60,043,219	209,459,561	269,502,780
Government Cash Managed Shares	—	213,013,493	—	213,013,493
Capital Assets Funds Shares	63,366,713	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	2,046,367,027

Net Asset Value per share
Service Shares	$1.00	$1.00	—	$1.00
DWS Government Cash Institutional Shares	$—	$1.00	—	$1.00
Government Cash Managed Shares	$—	$1.00	—	$1.00
Capital Assets Funds Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	—	$1.00

PRO FORMA CAPITALIZATION (UNAUDITED)

The following table sets forth the unaudited capitalization of each Fund as of April 30, 2006 and CAT Government & Agency Securities Portfolio on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date. (1)

	CAT Government & Agency Securities Portfolio	DWS Government & Agency Money Market	Pro Forma Adjustments	CAT Government and DWS Government Pro Forma Combined

Net Assets
DWS Government Fund Shares	$—	$436,955,654	(436,955,654)	$—
CAT Money Fund Shares	$—	$—	436,955,654	$436,955,654
Service Shares	$45,326,935	$—	—	$45,326,935
Capital Assets Funds Shares	$63,366,713	$—	—	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	—	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	—	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	—	$2,046,379,928

Total Net Assets	$2,485,880,002	$436,955,654	—	$2,922,835,656

Shares Outstanding
DWS Government Fund Shares	—	436,935,217	(436,935,217)	—
CAT Money Fund Shares	—	—	436,935,217	436,935,217
Service Shares	45,326,435	—	—	45,326,435
Capital Assets Funds Shares	63,366,713	—	—	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	2,046,367,027

Net Asset Value per share
DWS Government Fund Shares	$—	$1.00	—	$—
CAT Money Fund Shares	$—	$—		$1.00
Service Shares	$1.00	$—	—	$1.00
Capital Assets Funds Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	—	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	—	$1.00
Premier Money Market Shares	$1.00	$—	—	$1.00

1)	Assumes the merger had been consummated on April 30, 2006 and is for information purposes only. No assurance can be given as to how many shares of CAT Government and Agency Securities Portfolio will be received by shareholders of DWS Government Fund on the date the merger takes place and the foregoing should not be relied upon to reflect the number of shares of CAT Government and Agency Securities Portfolio that will be received on or after such date.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES APRIL 30, 2006 (UNAUDITED)

	CAT Government & Agency Securities Portfolio	ICT Government & Agency Securities Portfolio	DWS Government & Agency Money Market	Pro Forma Adjustments	CAT Government and ICT Government Pro Forma Combined	CAT Government and DWS Government Pro Forma Combined	CAT Government & Agency Securities Portfolio Pro Forma Combined
Investments at value	$2,505,606,230	$501,533,557	$454,056,442		$3,007,139,787	$2,959,662,672	$3,461,196,229
Cash	$430	$579	$962		$1,009	$1,392	$1,971
Other assets less liabilities	$(19,726,658)	$(19,006,450)	$(17,101,750)		$(38,733,108)	$(36,828,408)	$(55,834,858)

Total net assets	$2,485,880,002	$482,527,686	$436,955,654		$2,968,407,688	$2,922,835,656	$3,405,363,342

Net Assets
DWS Government Fund Shares	$—	$—	$436,955,654	(436,955,654)	$—
DWS Government Fund Shares	$—	$—	$436,955,654	(436,955,654)		$—
DWS Government Fund Shares	$—	$—	$436,955,654	(436,955,654)			$—

CAT Money Fund Shares	$—	$—	$—	—	$—
CAT Money Fund Shares	$—	$—	$—	436,955,654		$436,955,654
CAT Money Fund Shares	$—	$—	$—	436,955,654			$436,955,654

Service Shares	$45,326,935	$209,464,212	$—	(209,464,212)	$45,326,935
Service Shares	$45,326,935	$209,464,212	$—	(209,464,212)		$45,326,935
Service Shares	$45,326,935	$209,464,212	$—	(209,464,212)			$45,326,935

DWS Government Cash Institutional Shares	$—	$60,046,773	$—	209,464,212	$269,510,985
DWS Government Cash Institutional Shares	$—	$60,046,773	$—	(60,046,773)		$—
DWS Government Cash Institutional Shares	$—	$60,046,773	$—	209,464,212			$269,510,985

Government Cash Managed Shares	$—	$213,016,701	$—		$213,016,701
Government Cash Managed Shares	$—	$213,016,701	$—	(213,016,701)		—
Government Cash Managed Shares	$—	$213,016,701	$—				$213,016,701

Capital Assets Funds Shares	$63,366,713	$—	$—	—	$63,366,713	63,366,713	$63,366,713
Davidson Cash Equivalent Shares	$225,085,892	$—	$—	—	$225,085,892	225,085,892	$225,085,892
Davidson Cash Equivalent Plus Shares	$105,720,534	$—	$—	—	$105,720,534	105,720,534	$105,720,534
Premier Money Market Shares	$2,046,379,928	$—	$—	—	$2,046,379,928	2,046,379,928	$2,046,379,928

Total Net Assets	$2,485,880,002	$482,527,686	$436,955,654		$2,968,407,688	2,922,835,656	$3,405,363,342

Shares Outstanding
DWS Government Fund Shares	—	—	436,935,217	(436,935,217)	—
DWS Government Fund Shares	—	—	436,935,217	(436,935,217)		—
DWS Government Fund Shares	—	—	436,935,217	(436,935,217)			—

CAT Money Fund Shares	—	—	—	—	—
CAT Money Fund Shares	—	—	—	436,935,217		436,935,217
CAT Money Fund Shares	—	—	—	436,935,217			436,935,217

Service Shares	45,326,435	209,459,561	—	(209,459,561)	45,326,435
Service Shares	45,326,435	209,459,561	—	(209,459,561)		45,326,435
Service Shares	45,326,435	209,459,561	—	(209,459,561)			45,326,435

DWS Government Cash Institutional Shares	—	60,043,219	—	209,459,561	269,502,780		—
DWS Government Cash Institutional Shares	—	60,043,219	—	(60,043,219)		—
DWS Government Cash Institutional Shares	—	60,043,219	—	209,459,561			269,502,780

Government Cash Managed Shares	—	213,013,493	—	—	213,013,493		213,013,493
Government Cash Managed Shares	—	213,013,493	—	(213,013,493)		—
Government Cash Managed Shares	—	213,013,493	—				213,013,493

Capital Assets Funds Shares	63,366,713	—	—	—	63,366,713	63,366,713	63,366,713
Davidson Cash Equivalent Shares	225,085,919	—	—	—	225,085,919	225,085,919	225,085,919
Davidson Cash Equivalent Plus Shares	105,720,544	—	—	—	105,720,544	105,720,544	105,720,544
Premier Money Market Shares	2,046,367,027	—	—	—	2,046,367,027	2,046,367,027	2,046,367,027

Net Asset Value per share
DWS Government Fund Shares	$—	$—	$1.00	—	$—	—	$—
CAT Money Fund Shares	$—	$—	$—		$—	$1.00	$1.00
Service Shares	$1.00	$1.00	$—	—	$1.00	$1.00	$1.00
DWS Government Cash Institutional Shares	$—	$1.00	$—	—	$1.00	—	$1.00
Government Cash Managed Shares	$—	$1.00	$—	—	$1.00	—	$1.00
Capital Assets Funds Shares	$1.00	$—	$—	—	$1.00	$1.00	$1.00
Davidson Cash Equivalent Shares	$1.00	$—	$—	—	$1.00	$1.00	$1.00
Davidson Cash Equivalent Plus Shares	$1.00	$—	$—	—	$1.00	$1.00	$1.00
Premier Money Market Shares	$1.00	$—	$—	—	$1.00	$1.00	$1.00

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

	CAT Government & Agency Securities Portfolio	DWS Government & Agency Money Market	Pro Forma Adjustments		CAT Government & Agency Securities Portfolio Pro Forma Combined

Investment Income:
Interest Income	$89,337,595	$17,011,301			$106,348,896

Total Investment Income	89,337,595	17,011,301			106,348,896
Expenses:
Management Fees	3,618,644	1,133,629	$(701,919	)(2)	4,050,354
Services to Shareholders	6,954,051	527,288	53,090	(3)	7,534,429
Custodian Fees	70,408	18,554	1,364	(3)	90,326
Distribution Service Fees	11,478,235	—	—		11,478,235
Auditing	56,479	39,129	(31,408	)(3)	64,200
Legal	66,896	18,407	16,917	(3)	102,220
Trustees Fees	74,373	53,184	(69,918	)(3)	57,639
Reports to Shareholders	412,390	30,007	2,603	(3)	445,000
Registration Fees	110,741	30,178	(78,191	)(3)	62,728
Other Expenses	89,456	33,471	12,138	(3)	135,065

Total expenses before reductions	22,931,673	1,883,847	(795,324)		24,020,196
Expense reductions	(298,500)	(9,773)	308,273	(4)	—

Expenses, net	22,633,173	1,874,074	(487,051)		24,020,196

Net investment income(loss)	66,704,422	15,137,227	487,051		82,328,700

Net Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investments	—	—			—

Net unrealized appreciation (depreciation) on investments	—	—			—

Net increase in net assets from operations	$66,704,422	$15,137,227	$487,051		$82,328,700

Notes to Pro Forma Combining Financial Statements April 30, 2006 (Unaudited)

1.	These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 2006 and the unaudited pro forma condensed Statement of Operations for the twelve month period ended April 30, 2006 for CAT Government and Agency Securities Portfolio and DWS Government and Agency Money Market Fund, as adjusted, giving effect to the merger as if it had occurred at the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from thoose estimates.
2.	Represents reduction in management fees resulting from the use of CAT Government and Agency Securities Portfolio’s management fee agreement, applied to the pro forma combined average daily net assets.
3.	Represents estimated increase (decrease) in expense resulting from the merger.
4.	Represents decrease in expense reimbursement due to lower expenses resulting from the merger.

Basis of Combination

Under the terms of the Plan of Reorganization, the combination will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of DWS Government and Agency Money Market Fund in exchange for shares of CAT Government and Agency Portfolio at net asset value. Following the acquisition, CAT Government and Agency Portfolio will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods will not be restated.

Portfolio Valuation

Securities are valued utilizing the amortized cost methad permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of their taxable income to shareholders. After the acquisition, CAT Government and Agency Portfolio intends to continue to qualify as a regulated investment company.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

	CAT Government & Agency Securities Portfolio	ICT Government & Agency Securities Portfolio	Pro Forma Adjustments		CAT Government & Agency Securities Portfolio Pro Forma Combined

Investment Income:
Interest Income	$89,337,595	$18,059,236			$107,396,831

Total Investment Income	89,337,595	18,059,236			107,396,831
Expenses:
Management Fees	3,618,644	687,347	$(359,380	)(2)	3,946,611
Services to Shareholders	6,954,051	227,707	56,198	(3)	7,237,956
Custodian Fees	70,408	21,551	(200	)(3)	91,759
Distribution Service Fees	11,478,235	389,567	—		11,867,802
Auditing	56,479	41,422	(33,701	)(3)	64,200
Legal	66,896	19,511	17,681	(3)	104,088
Trustees Fees	74,373	43,230	(63,463	)(3)	54,140
Reports to Shareholders	412,390	37,512	(49,902	)(3)	400,000
Registration Fees	110,741	50,134	(77,631	)(3)	83,244
Other Expenses	89,456	33,582	(13,073	)(3)	109,965

Total expenses before reductions	22,931,673	1,551,563	(523,471)		23,959,765
Expense reductions	(298,500)	(28,439)	326,939	(4)	—

Expenses, net	22,633,173	1,523,124	(196,532)		23,959,765

Net investment income(loss)	66,704,422	16,536,112	196,532		83,437,066
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	—	—			—
Net unrealized appreciation (depreciation) on investments	—	—			—

Net increase in net assets from operations	$66,704,422	$16,536,112	$196,532		$83,437,066

Notes to Pro Forma Combining Financial Statements April 30, 2006 (Unaudited)

1.	These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 2006 and the unaudited pro forma condensed Statement of Operations for the twelve month period ended April 30, 2006 for CAT Government and Agency Securities Portfolio and ICT Government and Agency Portfolio, as adjusted, giving effect to the merger as if it had occurred at the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from thoose estimates.
2.	Represents reduction in management fees resulting from the use of CAT Government and Agency Securities Portfolio’s management fee agreement, applied to the pro forma combined average daily net assets.
3.	Represents estimated increase (decrease) in expense resulting from the merger.
4.	Represents decrease in expense reimbursement due to lower expenses resulting from the merger.

Basis of Combination

Under the terms of the Plan of Reorganization, the combination will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of ICT Government and Agency Securities Portfolio in exchange for shares of CAT Government and Agency Portfolio at net asset value. Following the acquisition, CAT Government and Agency Portfolio will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods will not be restated.

Portfolio Valuation

Securities are valued utilizing the amortized cost methad permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of their taxable income to shareholders. After the acquisition, CAT Government and Agency Portfolio intends to continue to qualify as a regulated investment company.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

	CAT Government & Agency Securities Portfolio	ICT Government & Agency Securities Portfolio	DWS Government & Agency Money Market	Pro Forma Adjustments		CAT Government & Agency Securities Portfolio Pro Forma Combined

Investment Income:
Interest Income	$89,337,595	$18,059,236	$17,011,301			$124,408,132

Total Investment Income	89,337,595	18,059,236	17,011,301			124,408,132
Expenses:
Management Fees	3,618,644	687,347	1,133,629	$(833,203	)(2)	4,606,417
Services to Shareholders	6,954,051	227,707	527,288	16,728	(3)	7,725,774
Custodian Fees	70,408	21,551	18,554	1,629	(3)	112,142
Distribution Service Fees	11,478,235	389,567	—	—		11,867,802
Auditing	56,479	41,422	39,129	(72,830	)(3)	64,200
Legal	66,896	19,511	18,407	19,435	(3)	124,249
Trustees Fees	74,373	43,230	53,184	(72,367	)(3)	98,420
Reports to Shareholders	412,390	37,512	30,007	16,091	(3)	496,000
Registration Fees	110,741	50,134	30,178	(146,813	)(3)	44,240
Other Expenses	89,456	33,582	33,471	49,371	(3)	205,880

Total expenses before reductions	22,931,673	1,551,563	1,883,847	(1,021,959)		25,345,124
Expense reductions	(298,500)	(28,439)	(9,773)	336,712	(4)	—

Expenses, net	22,633,173	1,523,124	1,874,074	(685,247)		25,345,124

Net investment income(loss)	66,704,422	16,536,112	15,137,227	685,247		99,063,008
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	—	—	—			—
Net unrealized appreciation (depreciation) on investments	—	—	—			—

Net increase in net assets from operations	$66,704,422	$16,536,112	$15,137,227	$685,247		$99,063,008

Notes to Pro Forma Combining Financial Statements April 30, 2006 (Unaudited)

1.	These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of April 30, 2006 and the unaudited pro forma condensed Statement of Operations for the twelve month period ended April 30, 2006 for CAT Government and Agency Securities Portfolio, ICT Government and Agency Portfolio and DWS Government and Agency Money Market Fund, as adjusted, giving effect to the merger as if it had occurred at the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from thoose estimates.
2.	Represents reduction in management fees resulting from the use of CAT Government and Agency Securities Portfolio’s management fee agreement, applied to the pro forma combined average daily net assets.
3.	Represents estimated increase (decrease) in expense resulting from the merger.
4.	Represents decrease in expense reimbursement due to lower expenses resulting from the merger.

Basis of Combination

Under the terms of the Plan of Reorganization, the combination will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of ICT Government and Agency Securities Portfolio and DWS Government and Agency Money Market Fund in exchange for shares of CAT Government and Agency Portfolio at net asset value. Following the acquisition, CAT Government and Agency Portfolio will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods will not be restated.

Portfolio Valuation

Securities are valued utilizing the amortized cost methad permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of their taxable income to shareholders. After the acquisition, CAT Government and Agency Portfolio intends to continue to qualify as a regulated investment company.

Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust	DWS International Fund	DWS Variable Series II

Government & Agency Securities	DWS International Select Equity Fund	DWS Balanced VIP

Portfolio	DWS Investments VIT Funds	DWS Blue Chip VIP

Money Market Portfolio	DWS RREEF Real Estate Securities VIP	DWS Conservative Allocation VIP

Tax-Exempt Portfolio	DWS Small Cap Index VIP	DWS Core Fixed Income VIP

Cash Management Fund Institutional	DWS Davis Venture Value VIP	DWS Equity 500 Index VIP

Cash Management Fund Investment	DWS Dreman Financial Services VIP	DWS Japan Equity Fund

Cash Reserve Fund	DWS Large Cap Value Fund	DWS Dreman High Return Equity VIP

Prime Series	DWS Large Company Growth Fund	DWS Dreman Small Cap Value VIP

Tax-Free Series	DWS Latin America Equity Fund	DWS Global Thematic VIP

Treasury Series	DWS Lifecycle Long Range Fund	DWS Government & Agency Securities VIP

Daily Assets Fund Institutional	DWS Growth Allocation VIP	DWS Managed Municipal Bond Fund

DWS Balanced Fund	DWS Massachusetts Tax-Free Fund	DWS High Income VIP

DWS Blue Chip Fund	DWS Micro Cap Fund	DWS Income Allocation VIP

DWS California Tax Free Income Fund	DWS International Select Equity VIP	DWS Mid Cap Growth Fund

DWS Capital Growth Fund	DWS Moderate Allocation Fund	DWS Janus Growth & Income VIP

DWS Cash Investment Trust	DWS Money Market Fund	DWS Janus Growth Opportunities VIP

DWS Commodity Securities Fund	DWS Large Cap Value VIP	DWS Money Market Series

DWS Communications Fund	DWS New York Tax-Free Income Fund	DWS Mercury Large Cap Core VIP

DWS Conservative Allocation Fund	DWS Pacific Opportunities Equity Fund	DWS MFS Strategic Value VIP

DWS Core Fixed Income Fund	DWS RREEF Real Estate Securities Fund	DWS Mid Cap Growth VIP

DWS Core Plus Income Fund	DWS S&P 500 Index Fund	DWS Moderate Allocation VIP

DWS Dreman Concentrated Value Fund	DWS Money Market VIP	DWS Short Duration Fund

DWS Dreman Financial Services Fund	DWS Oak Strategic Equity VIP	DWS Short Duration Plus Fund

DWS Dreman High Return Equity Fund	DWS Salomon Aggressive Growth VIP	DWS Short Term Bond Fund

DWS Dreman Mid Cap Value Fund	DWS Small Cap Growth VIP	DWS Short-Term Municipal Bond Fund

DWS Dreman Small Cap Value Fund	DWS Strategic Income VIP	DWS Small Cap Core Fund

DWS EAFE Equity Index Fund	DWS Small Cap Growth Fund	DWS Technology VIP

DWS Emerging Markets Equity Fund	DWS Templeton Foreign Value VIP	DWS Small Cap Value Fund

DWS Emerging Markets Fixed Income Fund	DWS Turner Mid Cap Growth VIP	DWS Strategic Income Fund

DWS Enhanced S&P 500 Index Fund	Investors Cash Trust	DWS Target 2006 Fund

DWS Equity 500 Index Fund	DWS Target 2008 Fund	Government & Agency Securities Portfolio

DWS Equity Income Fund	DWS Target 2010 Fund	Treasury Portfolio

DWS Equity Partners Fund	DWS Target 2011 Fund	Investors Municipal Cash Fund

DWS Europe Equity Fund	DWS Target 2012 Fund	Investors Florida Municipal Cash Fund

DWS Global Bond Fund	DWS Target 2013 Fund	Investors Michigan Municipal Cash Fund

DWS Global Opportunities Fund	DWS Target 2014 Fund	Investors New Jersey Municipal Cash Fund

DWS Global Thematic Fund	DWS Tax Free Money Fund	Investors Pennsylvania Municipal Cash

DWS GNMA Fund	DWS Tax-Exempt Money Fund	Fund

DWS Gold & Precious Metals Fund	DWS Technology Fund	Tax-Exempt New York Money Market Fund

DWS Government & Agency Money Fund	DWS U.S. Bond Index Fund	Money Market Fund Investment

DWS Growth & Income Fund	DWS U.S. Government Securities Fund	New York Tax Free Money Fund

DWS Growth Allocation Fund	DWS U.S. Treasury Money Fund	Tax Exempt California Money Market Fund

DWS Growth Plus Allocation Fund	DWS Value Builder Fund	Tax Free Money Fund Investment

DWS Health Care Fund	DWS Variable Series I	Treasury Money Fund Institutional

DWS High Income Fund	DWS Bond VIP

DWS High Income Plus Fund	DWS Capital Growth VIP

DWS High Yield Tax Free Fund	DWS Global Opportunities VIP

DWS Inflation Protected Plus Fund	DWS Growth & Income VIP

DWS Intermediate Tax/AMT Free Fund	DWS Health Care VIP

DWS International Equity Fund	DWS International VIP

The following replaces the second and third paragraphs under the “Portfolio Holdings Information” section of each of the above-referenced fund's Statement of Additional Information:

Each fund’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to a fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, “Authorized Third Parties”).

Prior to any disclosure of a fund’s non-public portfolio holdings information to \Authorized Third Parties, a person authorized by a fund's Trustees/Directors must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a fund’s Trustees/Directors.

Please Retain This Supplement for Future Reference

October 2, 2006

Appendix A

CASH ACCOUNT TRUST

Government & Agency Securities Portfolio

DWS Government & Agency Money Fund

Tax-Exempt Portfolio

DWS Tax-Exempt Money Fund

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2006

This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses for the DWS Government & Agency Money Fund shares of Government & Agency Securities Portfolio and the DWS Tax-Exempt Money Fund shares of Tax Exempt Portfolio offered by Cash Account Trust dated August 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolios, dated April 30, 2006, which accompanies this Statement of Additional Information may also be obtained free of charge by calling 1-800-621-1148. The financial statements contained therein, together with the accompanying notes, are incorporated by reference and hereby deemed to be a part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

i

This combined Statement of Additional Information contains information about the DWS Government & Agency Money Fund shares of Government & Agency Securities Portfolio and the DWS Tax-Exempt Money Fund shares of Tax-Exempt Portfolio (each a “Portfolio,” collectively the “Portfolios”) offered by Cash Account Trust (the “Trust”).

INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolios certain investment restrictions which, together with the investment objectives and policies of each Portfolio (except for policies designated as nonfundamental), may not be changed for a Portfolio without the approval of a majority of its outstanding voting securities which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of a Portfolio present at such meeting, if holders of more than 50% of the outstanding voting securities of a Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Portfolio.

The Trust is an open-end diversified management investment company.

The Government & Agency Securities Portfolio individually may not:

(1)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio’s assets would be invested in securities of that issuer.

(2)	Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3)	Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4)	Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5)	Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)	Write, purchase or sell puts, calls or combinations thereof.

(7)	Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8)	Invest for the purpose of exercising control or management of another issuer.

(9)	Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10)	Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

(11)	Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)	Issue senior securities as defined in the 1940 Act.

The Tax-Exempt Portfolio may not:

(1)	Purchase securities if as a result of such purchase more than 25% of the Portfolio’s total assets would be invested in any industry or in any one state. Municipal securities and obligations of, or guaranteed by, the US Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

(2)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the US Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio’s assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

(3)	Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4)	Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5)	Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)	Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase municipal securities subject to standby commitments in accordance with its investment objective and policies.

(7)	Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8)	Invest for the purpose of exercising control or management of another issuer.

(9)	Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in municipal securities secured by real estate or interests therein.

(10)	Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

(11)	Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)	Issue senior securities as defined in the 1940 Act.

2

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.

Tax-Exempt Portfolio, as a nonfundamental policy that may be changed without shareholder vote, individually may not:

(i)	Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Government & Agency Securities Portfolio, as a nonfundamental policy that may be changed without shareholder vote, may not:

(i)	invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolios will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio’s net assets valued at the time of the transaction would be invested in such securities.

Portfolio Holdings Information

In addition to the public disclosure of portfolio holdings through required Securities and Exchange Commission (“SEC”) quarterly filings, a Portfolio may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Portfolio’s prospectus. The Portfolio does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolios’ procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisors who require access to this information to fulfill their duties to a Portfolio and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a Portfolio’s procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, “Authorized Third Parties”).

Prior to any disclosure of a Portfolio’s non-public portfolio holdings information to Authorized Third Parties, a person authorized by a Portfolio’s Trustees must make a good faith determination in light of the facts then known that a Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a Portfolio or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a Portfolio’s Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Portfolio and information derived therefrom, including, but not limited to, how the Portfolio’s investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as a Portfolio’s holdings could not be derived from such information.

3

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a Portfolio’s Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a Portfolio’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a Portfolio.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a Portfolio. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which Portfolio portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a Portfolio’s policies and procedures with respect to the disclosure of portfolio holdings information will protect a Portfolio from the potential misuse of portfolio holdings information by those in possession of that information.

INVESTMENT POLICIES AND TECHNIQUES

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money that it uses to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Government & Agency Securities Portfolio is divided into eight classes of shares: DWS Government Cash Institutional Shares, Government Cash Managed Shares, DWS Government & Agency Money Fund, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, and Capital Assets Funds Shares. DWS Government & Agency Money Fund shares are described herein. Tax-Exempt Portfolio is divided into nine classes of shares: Tax-Free Investment Class, DWS Tax Free Money Fund Class S, DWS Tax Exempt Money Fund, Managed Shares, Institutional Shares, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares. DWS Tax Exempt Money Fund shares are described herein. A Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

Government & Agency Securities Portfolio. The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by these securities. All such securities purchased have an effective maturity date of 12 months or less. Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. The US Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

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Tax-Exempt Portfolio. The Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal circumstances, at least 80% of the Portfolio’s net assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax and alternative minimum tax (“Municipal Securities”). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider certain “private activity” bonds (i.e., those subject to AMT) to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become nonfundamental.

The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a “Standby Commitment.” Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio’s Advisor revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio’s policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio’s Advisor to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of 12 months or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the Trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio’s investment manager that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors’ perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio’s assets will vary from $1.00 per share because the value of a when-issued

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security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio’s investment manager. To the extent that the Portfolio’s assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio’s assets were not so concentrated.

Temporary Defensive Position. In response to adverse political, economic or market events, the portfolio may adopt a temporary defensive position in which it places more than 20% of the portfolio’s assets in high quality money market investments that are subject to federal income tax. To the extent that the portfolio may do so, it may not meet its goal of a high level of current tax-free income.

Investment Policies

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing a Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio’s performance. It is possible that certain investment practices and techniques described below may not be permissible for a Portfolio based on its investment restrictions, as described herein and in the applicable prospectus of the Portfolios.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers’ acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A Portfolio may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

A Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had, at the time of their most recent annual financial statements, total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the US Government, (ii) at no time will a fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the

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time of acquisition, no more than 10% of a Portfolio’s assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Banker’s acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to a Portfolio’s limitation on investments in illiquid securities.

Certificates of Participation. A Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives a Portfolio an undivided interest in the Municipal Security in the proportion that a Portfolio’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. A Portfolio’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by a fund. It is anticipated by the Portfolios’ Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling a Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, a fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Illiquid Securities and Restricted Securities. A Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

A Portfolio’s Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a Portfolio may be required to bear all or part of the registration expenses. A Portfolio may be deemed to be an

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“underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a Portfolio’s decision to sell a restricted or illiquid security and the point at which a Portfolio is permitted or able to sell such security, a Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Portfolio.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a Portfolio’s investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Trust, on behalf of a Portfolio, has received exemptive relief from the SEC which permits a fund to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent a Portfolio is actually engaged in borrowing through the interfund lending program, a Portfolio, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a Portfolio may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent a Portfolio’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review

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the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in a Portfolio’s investment portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to Portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the two highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” A Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. A Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although a Portfolio may not make more than one such investment at any time during such period. A Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by a Portfolio. Further, a Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by a Portfolio.

The assets of a Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term “Government Securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. A Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a Portfolio will vary according to the management’s appraisal of money market conditions. A Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A Portfolio may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of a fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A Portfolio has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of a fund’s interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to a fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from a Portfolio in connection with the arrangement. A Portfolio will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for a Portfolio.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property

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and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Portfolio’s original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Portfolio’s limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Portfolio may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio.

A Portfolio may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Portfolio with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a fund with the right to demand payment, on not more than seven days’ notice, of all or any part of such Portfolio’s participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities. Municipal securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which a Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

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A Portfolio will invest in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody’s (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to a Portfolio’s Advisor; (d) have at the time of purchase Moody’s short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P’s municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of a Portfolio’s Advisor. See “Appendix” for a more detailed discussion of the Moody’s and S&P ratings outlined above. In addition, a Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See “Net Asset Value.”

Dividends representing net interest income received by a Portfolio on Municipal Securities will be exempt from federal income tax when distributed to a Portfolio’s shareholders. Such dividend income may be subject to state and local taxes. Tax-Exempt Portfolio’s assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A Portfolio considers short-term Municipal Securities to be those that have a remaining maturity of 12 months or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a Portfolio is in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A Portfolio may invest in short-term “private activity” bonds.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Municipal Trust Receipts. Tax-Exempt Portfolio may invest up to 35% of its net assets in municipal trust receipts (“MTRs”). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR would be considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The Portfolio’s investments in MTRs are subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Portfolio. While the

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Portfolio expects to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, although it is possible that the Internal Revenue Service (the “IRS”) will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.

Repurchase Agreements. A Portfolio may invest in repurchase agreements, which are instruments under which a Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations a fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff.

A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Portfolio) “acquires a security (Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by a Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, a Portfolio may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Portfolio may incur a loss if the proceeds to a Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional

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investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by a Portfolio’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of a fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. A Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Portfolio and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a Portfolio, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), to sell up to the same principal amount of such securities back to the seller, at a fund’s option, at a specified price. Stand-by commitments are also known as “puts.” The exercise by a Portfolio of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a Portfolio may have the following features: (1) they will be in writing and will be physically held by a fund’s custodian; (2) a Portfolio’s right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor’s opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) a Portfolio’s acquisition cost (excluding any accrued interest which a Portfolio paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period a Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A Portfolio expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Portfolio will pay for stand-by commitments, either separately in cash or by paying a higher price for Portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a Portfolio has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the “Service”) has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A Portfolio intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

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Third Party Puts. A Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Portfolio at specified intervals not exceeding 12 months to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to a Portfolio will be that of holding such a long-term bond and the weighted average maturity of a Portfolio’s investments and the Portfolio’s liquidity would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a Portfolio, a Portfolio intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage a Portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of a fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if some securities were acquired at a premium. Moreover, during periods of

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rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of a Portfolio’s average maturity. As a result, a Portfolio’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A Portfolio may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. A Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management (“DeAM”), is the investment advisor for the Portfolios. Under the supervision of the Boards of Trustees of the Portfolios, DeIM, with headquarters at 345 Park Avenue, New York, New York, makes the Portfolios’ investment decisions, buys and sells securities for the Portfolios and conducts research that leads to these purchase and sale decisions. The Advisor manages each Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term “DWS Scudder” is the designation given to the products and services provided by DeIM and its affiliates to the DWS Mutual Funds.

Pursuant to an investment management agreement with the Trust, on behalf of each Portfolio, the Advisor acts as each Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

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The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for a Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Portfolio and also for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Portfolio.

The present investment management agreement (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last reviewed by the Trustees on September 23, 2005, will continue in effect until September 30, 2006 and continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of a Portfolio.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminate in the event of their assignment.

Under the Agreement, the Advisor regularly provides each Portfolio with continuing investment management consistent with each Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to each Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Portfolio.

Under the Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for each Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Trust (such as the Trust’s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Trust’s federal, state and local tax returns; preparing and filing the Trust’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Trust under applicable federal and state securities laws; maintaining the Trust’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Trust; assisting in the resolution of accounting and legal issues; establishing and monitoring the Trust’s operating budget; processing the payment of the Trust’s bills; assisting the Trust in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Trust in the conduct of its business, subject to the direction and control of the Trustees.

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Under the Agreement, each Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. Each Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. Each Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolios with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolios, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning the Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolios’ expense.

For the services and facilities furnished to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio, the Portfolios pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of all of the Trust’s portfolios, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the Agreement, the Government & Agency Securities Portfolio and Tax-Exempt Portfolio paid the Advisor fees of $2,974,584 and $1,783,751, respectively for the fiscal year ended April 30, 2006; $6,250,764 and $2,974,584, respectively for the fiscal year ended April 30, 2005; and $5,457,329 and $2,671,603, respectively for the fiscal year ended April 30, 2004.

For three years from the commencement of operations of the DWS Government & Agency Money Fund shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the DWS Government & Agency Money Fund shares total operating expenses at 0.45%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

For three years from the commencement of operations of the DWS Tax-Exempt Money Fund shares, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Tax-Exempt Portfolio to the extent necessary to maintain the DWS Tax-Exempt Money Fund shares total operating expenses at 0.40%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

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Code of Ethics

The Trust, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Trust, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Trust. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO SERVICE PROVIDERS

Underwriter

DWS Scudder Distributors, Inc. (DWS-SDI), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter for shares of the Portfolios and acts as agent of the Portfolios in the continuous sale of their shares. The Portfolios pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Portfolio whenever shareholders vote with respect to such agreement. DWS-SDI receives no compensation from the Funds as principal underwriter for the Portfolios shares and pays all expenses of distribution of the Portfolios shares.

Certain officers or trustees of the Trust are also directors or officers of the Advisor and DWS-SDI as indicated under “Officers and Trustees.”

Independent Registered Public Accounting Firm

The financial highlights of the Portfolios included in each Portfolio’s prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolios and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Trust and the Independent Trustees.

Fund Accounting Agent

DWS Scudder Fund Accounting Corporation (“DWS-SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of each Portfolio and maintaining portfolio and general accounting records. Currently, DWS-SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, DWS-SFAC may seek payment for its services under this agreement.

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Pursuant to an agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), DWS-SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and DWS-SFAC, not by the Portfolios.

Administrator

Pursuant to an agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolios.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (“SSB”), 225 Franklin Street, Boston, Massachusetts 02110, (the “Custodian”) as custodian, has custody of all securities and cash of the Trust. SSB attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolios.

SSB also acts as transfer agent for the Portfolios. Pursuant to a services agreement with SSB, DWS Scudder Investments Service Company (“DWS-SISC”), 210 W. 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as “Shareholder Service Agent.” SSB receives as transfer agent, and pays to DWS-SISC annual account fees of $10 per account, a $5 new account set up fee, an annual asset based fee of 0.05% of average daily net assets and out-of-pocket expense reimbursement.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by DWS-SISC, not by the Portfolios.

PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those Portfolios for which a sub-investment advisor manages the Portfolio’s investments, references in this section to the “Advisor” should be read to mean the Sub-Advisor.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolios is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolios to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

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It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolios to their customers. However, the Advisor does not consider sales of shares of the Portfolios as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolios and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolios as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolios.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for a Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with such Portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolios and receive brokerage commissions or other transaction-related compensation from the Portfolios in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolios’ Boards, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

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Tax-Exempt Versus Taxable Yield. You may want to determine which investment — tax-exempt or taxable — will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 2005 tax rates schedules.

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Federal

Tax-Equivalent Yields

Taxable Income Single	Effective State Rate	Effective Federal Rate	Federal Tax Bracket	Taxable Income Joint	Effective State Rate	Effective Federal Rate	Federal Tax Bracket
$29,701 - $71,950	0.00%	25.00%	25.00%	$ 59,401 - $119,950	0.00%	25.00%	25.00%
$71,951 - $150,150	0.00%	28.00%	28.00%	$119,951 - $182,800	0.00%	28.00%	28.00%
$150,151 - $326,450	0.00%	33.00%	33.00%	$182,801 - $326,450	0.00%	33.00%	33.00%
over $326,450	0.00%	35.00%	35.00%	over $326,450	0.00%	35.00%	35.00%

If your combined federal and state effective tax rate in 2005 is:

	10.00%	15.00%	25.00%	28.00%	33.00%	35.00%
To match these tax-free yields:	Your taxable investment would have to earn the following yield:
2.00%	2.22%	2.35%	2.67%	2.78%	2.99%	3.08%
3.00%	3.33%	3.53%	4.00%	4.17%	4.48%	4.62%
4.00%	4.44%	4.71%	5.33%	5.56%	5.97%	6.15%
5.00%	5.56%	5.88%	6.67%	6.94%	7.46%	7.69%
6.00%	6.67%	7.06%	8.00%	8.33%	8.96%	9.23%
7.00%	7.78%	8.24%	9.33%	9.72%	10.45%	10.77%
8.00%	8.89%	9.41%	10.67%	11.11%	11.94%	12.31%
9.00%	10.00%	10.59%	12.00%	12.50%	13.43%	13.85%

Please note:

1)	This chart does not take into consideration any local or city tax rates.

2)	The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3)	The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4)	Taxable income amounts represent taxable income as defined in the Internal Revenue Code. It is assumed that the definition of taxable income is the same under Massachusetts Personal Income Tax law; however, Massachusetts taxable income may vary due to differences in exemptions, itemized deductions, and other items.

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PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolios’ agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of a Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by DWS-SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”).

Certificates. Share certificates will not be issued. Share certificates now in a shareholder’s possession may be sent to the Portfolio’s transfer agent, for cancellation and book-entry credit to such shareholder’s account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms (“Firms”) provide varying arrangements for their clients to purchase and redeem the Portfolio’s shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Portfolio’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, a Portfolio’s transfer agent, DWS-SISC (the “Transfer Agent”) will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. Each Portfolio has authorized the Shareholder Service Agent to pay to these Firms, out of a Portfolio’s assets, up to 0.10 of 1% for services and other expenses relating to these nominee accounts including all of the individual sub-accounting necessary for the processing of purchases and redemptions as part of the brokerage sweep, processing of daily dividends and monthly payment/reinvestment of accrued dividends, providing periodic statements, tax reporting, changing account information for customers, administering daily wire transfers and reconciliations with the Portfolio and other similar functions. These Firms also coordinate with the Transfer Agent in connection with a Portfolio’s check writing program. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

Each Portfolio has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for a Portfolio’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on a Portfolio’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Portfolio when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between a Portfolio and the financial institution, ordinarily orders will be priced at a Portfolio’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by a Portfolio. Further, if purchases or redemptions of a Portfolio’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor,

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also the Portfolio’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Portfolio at any time for any reason.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated Clearing House System (minimum $50 and maximum $250,000) from or to a shareholder’s bank, savings and loan, or credit union account in connection with the purchase or redemption of Fund shares. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 calendar days. QuickBuy and QuickSell cannot be used with passbook savings accounts or for certain tax-deferred plans such as IRAs.

Purchase of Shares

Shares of each Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the Portfolios’ prospectus. There is no sales charge. The minimum initial investment in DWS Government & Agency Money Fund shares is $1,000 ($500 for IRAs), $10,000 for a MoneyPLUS AccountSM and the minimum subsequent investment is $50($1,500 a month for a MoneyPLUS AccountSM), but such minimum amounts may be changed at any time. The minimum initial investment in DWS Tax-Exempt Money Fund shares is $1,000 ($50 for IRAs), $10,000 for a MoneyPLUS AccountSM and the minimum subsequent investment is $50 ($1,500 a month for a MoneyPLUS AccountSM), but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Portfolios may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates and the $3 monthly fee assessed on accounts below $1,000. Since each Portfolio will be investing in instruments that normally require immediate payment in federal funds (monies credited to a bank’s account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds.

DWS-SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of a Portfolio with the following compensation schedule up to the following amounts:

	Compensation Schedule (1)
	Amount of Shares Sold	As a Percentage of Net Asset Value
DWS Tax-Exempt Money Fund shares	$1 million to $15 million	0.15%

(1)	The Compensation Schedule applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets.

	Compensation Schedule (1)
	Amount of Shares Sold	As a Percentage of Net Asset Value
DWS Government & Agency Money Fund shares	Up to $15 million	0.15%

(1)	The Compensation Schedule applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system maintained by ADP, Inc. for DWS Scudder-branded plans under an alliance with DWS-SDI and its affiliates.

If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that

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collected funds have been received for the purchase of such shares, which may be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring federal funds.

Due to the desire of the Trust’s management to afford ease of redemption, certificates will not be issued to indicate ownership in the Portfolios. Share certificates now in a shareholder’s possession may be sent to the Transfer Agent for cancellation and credit to such shareholder’s account. Shareholders who currently hold certificates may hold the certificates in their possession until they wish to exchange or redeem such shares.

Orders for purchase of shares of a Portfolio received by wire transfer in the form of federal funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day’s dividend if effected at or prior to 4:00 p.m. Eastern time for Government & Agency Securities Portfolio and at or prior to 3:00 p.m. Eastern time for Tax-Exempt Portfolio, otherwise, dividends will begin to accrue for the next business day if effected at the 4:00 p.m. Eastern time net asset value determination. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 4:00 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. We do not accept checks drawn on foreign banks.

If payment is wired in federal funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Portfolio bank account (Government & Agency Securities Portfolio 98-0116-259-4; Tax-Exempt Portfolio 98-0001-577-6) and further credit to your account number.

No third party checks or cash equivalents (cashier checks, money orders, etc.) will be accepted for initial investment to establish an account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see “Policies You Should Know About” in each Portfolio’s prospectus.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request for redemption in proper form, shares will be redeemed by a Portfolio at the applicable net asset value as described in the Portfolios’ prospectus. If processed at 4:00 p.m. Eastern time for Government & Agency Securities Portfolio and at 3:00 p.m. Eastern time for Tax-Exempt Portfolio, the shareholders will receive that day’s dividend. A shareholder may elect to use either the regular or expedited redemption procedures. Shareholders who redeem shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolios may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (“Exchange”) is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Portfolios’ shareholders.

Although it is each Portfolio’s present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the

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applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to DWS Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Redemption by Check/ACH Debit Disclosure. The Portfolios will accept Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your Portfolio account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize a Portfolio upon receipt of an ACH debit entry referencing your account number, to redeem Portfolio shares in your account to pay the entry to the third party originating the debit. A Portfolio will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The Portfolios, the Portfolios’ transfer agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; a Portfolio will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your Portfolio account should not be initiated or authorized by you in amounts exceeding the amount of Shares of a Portfolio then in the account and available for redemption. A Portfolio may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Portfolio account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by a Portfolio to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told a Portfolio in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, a Portfolio may also require that you put your request in writing so that a Portfolio will receive it within 14 days after you call. If you order a Portfolio to stop one of these payments three (3) business days or more before the transfer is scheduled and a Portfolio does not do so, a Portfolio will be

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liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please telephone (1-800-621-1048) or write (DWS Scudder Investments, 222 South Riverside Plaza, Chicago, IL 60606-5808) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than 60 days after a Portfolio sent you the first Portfolio account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty (60) days after a Portfolio sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if a Portfolio or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Portfolio shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event a Portfolio, the Portfolios’ named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the Portfolios’ agreement with you, a Portfolio may be liable for your losses or damages. A Portfolio will not be liable to you if (i) there are not sufficient funds available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, a Portfolio’s liability shall not exceed the amount of the transfer in question.

A Portfolio, the Portfolios’ named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given a Portfolio written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and each Portfolio reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association (“NACHA”) Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of

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redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 3:00 p.m. Eastern time for Tax-Exempt Portfolio and 4:00 p.m. Eastern time for Government & Agency Securities Portfolio and can be identified as an investment in a fund will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions by Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio’s books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $500; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

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Special Features. Certain firms that offer Shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

SPECIAL FEATURES

Automatic Withdrawal Program. If you own $5,000 or more of a Portfolio’s shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $3/month charge if your account balance is below $1,000 for the last 30 days. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolios. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) with State Street as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE”), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts with State Street as custodian. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with State Street Bank and Trust as custodian describe the current fees payable to State Street Bank and Trust for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at net asset value on the last business day of the month. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another DWS Mutual Fund offering this privilege at the net asset value of such other fund. To use this privilege of investing Portfolio dividends in shares of another DWS Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio generally consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are

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accrued each day. While each Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which SSB acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by federal funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see “Purchase of Shares”). A Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of a Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

NET ASSET VALUE

The net asset value of shares of each Portfolio are calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio’s net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all

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categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

Taxable Portfolio. The Government & Agency Securities Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolios may adjust their schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the US Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain “private activity bonds” issued on or after August 8, 1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions.

Exempt-interest dividends, except to the extent of interest from “private activity bonds,” are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder’s “adjusted current earnings.” Seventy-five percent of the excess, if any, of “adjusted current earnings” over the corporate shareholder’s other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisors with respect to alternative minimum tax consequences.

Shareholders will be required to disclose on their Federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisors as to the status of their accounts under state and local tax laws.

Each Portfolio is required by federal income tax law to withhold a portion of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is

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transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisors regarding the 20% withholding requirement.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are “related persons” to such users; such persons should consult their tax advisors before investing in the Tax-Exempt Portfolio.

Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which SSB serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members and Officers of the Funds as of August 1, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member’s term of office extends until the next shareholder’s meeting called for the purpose of electing such Board Member and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

The following individuals hold the same position with the Funds and the Trust.

Independent Board Members

Name, Year of Birth, Position(s) Held with the Funds and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson since 2004, and Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	69

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Name, Year of Birth, Position(s) Held with the Funds and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank.	69

Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994)	69

James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	69

Paul K. Freeman (1950) Board Member, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	69

Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm)	69

William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	69

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Name, Year of Birth, Position(s) Held with the Funds and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Robert H. Wadsworth (1940) Board Member, 2004-present	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	72

__________ * Inception date of the corporation which was the predecessor to the L.L.C.

Officers(2)
Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Michael G. Clark(4) (1965) President, 2006-present	Managing Director((3)), Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The Korea Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director(3), Deutsche Asset Management	n/a

Paul H. Schubert(5) (1963) Chief Financial Officer, 2004-present; Treasurer, 2005-present	Managing Director(3), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette(5) (1962) Secretary, 2001-present	Director(3), Deutsche Asset Management	n/a

Patricia DeFilippis(4) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

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Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Elisa D. Metzger(4) (1962) Assistant Secretary, 2005-present	Director(3), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director(3), Deutsche Asset Management	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director(3), Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo(5) (1957) Assistant Treasurer, 2003-present	Director(3), Deutsche Asset Management	n/a

John Robbins(4) (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director(3), Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo(4) (1962) Chief Compliance Officer, 2004-present	Managing Director(3), Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

(1)	Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the Portfolios, managed by the Advisor. For the officers of the Portfolios, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.
(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Portfolios.
(3)	Executive title, not a board directorship.
(4)	Address: 345 Park Avenue, New York, New York 10154.
(5)	Address: Two International Place, Boston, Massachusetts 02110.

Officers’ Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary
Philip J. Collora:	Assistant Secretary

Board Members’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board Members. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolios and to provide oversight of the management of the Portfolios. A majority of the Trust’s Board Members are not “interested persons” of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

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Board Committees. The Board Members oversee a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Board Members, makes recommendations regarding the selection of independent registered public accounting firms for the Portfolios, confers with the independent registered public accounting firm regarding the Portfolios’ financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and William McClayton. The Audit Committee held ten meetings during calendar year 2005.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Board Members, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolios’ Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Shirley D. Peterson (Chair), James R. Edgar and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held five meetings during calendar year 2005.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Board Members, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee held three meetings during calendar year 2005.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolios’ securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), Robert H. Wadsworth, Donald L. Dunaway (alternate) and William McClayton (alternate). The Trust’s Valuation Committee held one meeting during calendar year 2005.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine and Robert H. Wadsworth. The Equity Oversight Committee held five meetings during calendar year 2005.

Operations Committee: The Operations Committee oversees the operations of the Portfolios, such as reviewing the Portfolio’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman and Robert H. Wadsworth. The Operations Committee held seven meetings during calendar year 2005.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held six meetings during calendar year 2005.

Remuneration. For the calendar year ended 2005, each Independent Board Member received a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. Effective January 1, 2006, each Independent Board Member receives an annual base retainer, paid quarterly, and, as applicable, an additional annual fixed fee(s) for serving as committee member, committee chairman and/or as the Independent Board chairman. The Board Members serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolios’ investments, pays

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the compensation and expenses of its personnel who serve as Board Members and officers on behalf of the Portfolios and receives a management fee for its services.

The Board Members of the Trust established a deferred compensation plan for the Independent Board Members (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Board Members may defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolios, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Board Member’s share ownership.

Members of the Board who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolios, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolios. The Independent Board Members are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Board Member from the Portfolios and aggregate compensation from the fund complex during the calendar year 2005.

Name of Board Member	Compensation from Government & Agency Securities Portfolio	Compensation from Tax- Exempt Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Board Member from Fund Complex(3)(4)(5)
John W. Ballantine	$7,030	$5,430	$0	$215,150
Donald L. Dunaway(1)	$7,150	$5,510	$0	$224,660
James R. Edgar(2)	$5,950	$4,580	$0	$173,790
Paul K. Freeman	$7,090	$5,480	$0	$215,150
Robert B. Hoffman	$6,360	$4,930	$0	$187,940
William McClayton(3)	$6,170	$4,750	$0	$181,180
Shirley D. Peterson(6)	$6,850	$5,290	$0	$208,580
Robert H. Wadsworth	$5,890	$4,520	$0	$224,510

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Government & Agency Securities Portfolio to Mr. Dunaway are $2,167 and from the Tax-Exempt Portfolio to Mr. Dunaway are $179.
(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Government & Agency Securities Portfolio to Governor Edgar are $29,540 and from the Tax-Exempt Portfolio to Governor Edgar are $23,274.
(3)	For each Board Member, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Board Member, except Mr. Wadsworth, currently serves on the boards of 22 trusts/corporations comprised of 69 funds/portfolios. Mr. Wadsworth currently serves on the boards of 24 DeAM trust/corporations comprised of 72 funds/portfolios.

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(4)	Aggregate compensation reflects amounts paid to the Board Members for numerous special meetings of ad hoc committees of the Chicago Board in connection with reviewing the Portfolios’ rebranding initiatives to change to the DWS Family of Funds and with respect to legal and regulatory matters. Such amounts totaled $15,340 for each of Messrs. Ballantine, Freeman and Ms. Peterson, $20,510 for Mr. Dunaway, and $5,170 for Messrs. Edgar, Hoffman, McClayton and Wadsworth. These meeting fees were borne by the Advisor.
(5)	If the new Independent Board Member compensation structure, effective January 1, 2006, had been in effect for the calendar year 2005, the range of compensation paid to the Independent Board Members would have been between $175,000 and $225,000.
(6)	Includes $38,010 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

Mr. Freeman, prior to his service as Independent Board Member of the Trust, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Board Members have established the expectation that within three years of becoming a Board Member, an Independent Board Member will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate in excess of $150,000. Each interested Board Member is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Board Member’s share ownership in the Trust and all funds in the fund complex overseen by each Board Member as of December 31, 2005.

Name of Board Member	Dollar Range of Securities Owned in Cash Account Trust	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Board Member
John W. Ballantine	None	Over $100,000
Donald L. Dunaway*	None	Over $100,000
James R. Edgar*	None	Over $100,000
Paul K. Freeman**	None	$1-$10,000**
Robert B. Hoffman	None	Over $100,000
William McClayton***	None	$50,001-$100,000***
Shirley D. Peterson	None	Over $100,000
Robert H. Wadsworth	None	Over $100,000

*	The dollar range of shares shown includes shadow shares of certain DWS Family of Funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”
**	Mr. Freeman owned over $100,000 in other funds within the DWS Fund Complex.

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***	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

Ownership in Securities of the Advisor and Related Companies

As reported to the Portfolios, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Portfolios and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolios (including Deutsche Bank AG).

Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
John W. Ballantine		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None

Securities Beneficially Owned

As of July 18, 2006, all Board Members and Officers of the Trust as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of each Portfolio.

To the best of each Portfolio’s knowledge, as of July 18, 2006, no person owned of record or beneficially 5% or more of any class of such Portfolio’s outstanding shares, except as noted below.

As of July 18, 2006, 59,561,352.200 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: CAFS were held in the name of ADP Clearing & Outsourcing Services, New York, NY 10041-0004, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 29,736,208.410 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: CAFS were held in the name of ADP Clearing & Outsourcing Services, New York, NY 10041-0004, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 23,099,624.960 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Service shares were held in the name of Penson Financial Services, Dallas, TX 75201-4609, who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 99,134,567.200 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: DCEPS were held in the name of D.A. Davidson & Co. Tax-Exempt Omnibus Acct. #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 245,992,121.930 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: DCES were held in the name of D.A. Davidson & Co. Tax-Exempt Omnibus Acct. #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 48,629,612.830 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: DCES were held in the name of D.A. Davidson & Co. Tax-Exempt Omnibus Acct. #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 153,256,333.440 shares in the aggregate, or 51.19% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Institutional Shares were held in the name of Knotfloat & Co., c/o State Street Bank, Boston, MA 02206-5496, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 19,494,790.730 shares in the aggregate, or 6.51% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Institutional Shares were held in the name of State Street Kansas City, Anchorboard & Co., Attn: Michelle Pendleton, Kansas City, MO 64105-1307, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 81,096,246.340 shares in the aggregate, or 27.09% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Institutional Shares were held in the name of DB Alex Brown/Pershing, Jersey City, NJ 07399-0001, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 32,501,413.680 shares in the aggregate, or 10.86% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Institutional Shares were held in the name of Penson Financial Services, Dallas, TX 75201-4609, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 56,906,821.249 shares in the aggregate, or 98.91% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Penson Financial Services, Dallas, TX 75201-4609, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 1,837,645,640.810 shares in the aggregate, or 98.33% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: Premier shares were held in the name of LPL Financial Services, San Diego, CA 92121-1968, who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 16,807,252.380 shares in the aggregate, or 5.95% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Hare & Co., Special Processing Department, Attn: STIF Dept., East Syracuse, NY 13057-1382, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 16,200,658.490 shares in the aggregate, or 5.74% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Saturn & Co., Attn: ICMS Processing, Boston, MA 02116-5021, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 25,435,974.920 shares in the aggregate, or 9.01% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Turtle & Co. CC, c/o State Street Bank, Boston, MA 02206-5489, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 54,139,655.170 shares in the aggregate, or 19.18% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Knotfloat & Co., c/o State Street Bank, Boston, MA 02206-5496 who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 130,851,500.000 shares in the aggregate, or 46.34% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Fiduciary Trust Co International as agent, Attn: Mutual Fund Processing, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 34,186,000.000 shares in the aggregate, or 12.11% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Tax-Exempt Managed shares were held in the name of Fiduciary Trust Co International as agent, Attn: Mutual Fund Processing, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 9,539,182.430 shares in the aggregate, or 9.84% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Premier shares were held in the name of Smith Moore & Company, Clayton, MO 63105-1931 who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 5,091,311.890 shares in the aggregate, or 5.25% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Premier shares were held in the name of Huntleigh Securities Corp., Saint Louis, MO 63105-3311 who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 81,453,676.690 shares in the aggregate, or 84.03% of the outstanding shares of Cash Account Trust: Tax-Exempt Portfolio: Premier shares were held in the name of LPL Financial Services, San Diego, CA 92121-1968, who may be deemed as the beneficial owner of certain of these shares.

Agreement to Advance Certain Independent Board Member Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Portfolios, DeIM has agreed to indemnify and hold harmless the Portfolios against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting DeIM (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Portfolios against the Portfolios, their directors and officers, DeIM and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolios and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DeIM has also agreed to indemnify the Independent Board Members against certain liabilities the Independent Board Members may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Board Members in connection with any Enforcement Actions or Private Litigation. DeIM is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Portfolios’ Board determines that the Independent Board Member ultimately would not be entitled to indemnification or (2) for any liability of the Independent Board Member to the Portfolios or their shareholders to which the Independent Board Member would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Board Member’s duties as a trustee of the Portfolios as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Board Members or indemnity that may be payable under the indemnity agreements is currently unknown. This undertaking by DeIM will survive the termination of the investment management agreements between DeIM and the Portfolios.

TRUST ORGANIZATION

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of

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separate classes of shares. The Trust is currently divided into three series: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into nine classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, Institutional Select, Service Shares (formerly known as Service Shares II), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares. Government & Agency Securities Portfolio is divided into eight classes of shares: DWS Government Cash Institutional Shares, Government Cash Managed Shares, DWS Government & Agency Money Fund, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares and Capital Assets Funds Shares. Tax-Exempt Portfolio is divided into nine classes of shares: Tax-Free Investment Class, DWS Tax Free Money Fund Class S, DWS Tax-Exempt Money Fund, Managed Shares, Institutional Shares, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolios’ prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust, as amended (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination or reorganization of the Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Subject to the Declaration of Trust, shareholders may remove trustees. Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such

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shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of independent registered public accounting firm. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

PROXY VOTING GUIDELINES

Each Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. Each Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with each Portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of a Portfolio and the interests of the Advisor and its affiliates, including each Portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights — The Advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance — The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

•	Anti-Takeover Matters — The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters — The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

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•	Routine Matters — The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the Portfolio’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how a Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or by visiting our Web site at

www.dws-scudder.com (click on “proxy voting” at the bottom of the page).

FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, for each Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated April 30, 2006, are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

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ADDITIONAL INFORMATION

The CUSIP number of CAT Government & Agency Securities Portfolio’s DWS Government & Agency Money Fund shares is 147539 65 4.

The CUSIP number of CAT Tax-Exempt Portfolio’s DWS Tax-Exempt Money Fund shares is 147539 64 7.

Government & Agency Securities Portfolio and Tax-Exempt Portfolio each have a fiscal year ending April 30.

The Portfolios’ prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which a Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to a Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

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APPENDIX — RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor’s Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody’s Investors Service, Inc.’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR’S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor’s Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY’S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP’S INC. BOND RATINGS

AAA — Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA — High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

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Appendix B

CASH ACCOUNT TRUST

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

Government Cash Managed Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2006

This Statement of Additional Information contains information about DWS Government Cash Institutional Shares (“Institutional Shares”) and DWS Government Cash Managed Shares (“Managed Shares”, collectively, the “Shares”) of Government & Agency Securities Portfolio (the “Portfolio”) offered by Cash Account Trust (the “Trust”). This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses for Institutional Shares and Managed Shares of the Portfolio, each dated August 1, 2006, as amended from time to time, copies of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at 1-800-730-1313 (for Managed Shares and Institutional Shares), or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolio, dated April 30, 2006 accompanies this Statement of Additional Information. The financial statements contained therein, together with accompanying notes, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

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INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which, except for the policies designated as nonfundamental below, may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Trust is an open-end diversified management investment company.

As a matter of fundamental policy, the Portfolio may not:

(1)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio’s assets would be invested in securities of that issuer.

(2)	Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3)	Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(4)	Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio’s total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

(5)	Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(6)	Write, purchase or sell puts, calls or combinations thereof.

(7)	Purchase or retain the securities of any issuer if any of the officers or trustees of the Trust or its investment advisor owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(8)	Invest for the purpose of exercising control or management of another issuer.

(9)	Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10)	Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

(11)	Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12)	Issue senior securities as defined in the 1940 Act.

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The following policies are nonfundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio’s shareholders:

The Portfolio may not:

(i) invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolio will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the Portfolio’s net assets valued at the time of the transaction would be invested in such securities.

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INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise indicated, the Portfolio’s investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio’s objective will be met.

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

The Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Trust is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers three investment Portfolios: the Money Market Portfolio, the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio. Government & Agency Securities Portfolio is divided into eight classes of shares: Institutional Shares, Managed Shares, DWS Government & Agency Money Fund, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares and Capital Assets Funds Shares. Institutional Shares and Managed Shares are described herein. The Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. The Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The Portfolio seeks to provide maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing, under normal circumstances, exclusively in US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities and repurchase agreements backed by these securities. All such securities purchased have an effective maturity date of 12 months or less. Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. The US Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Income paid by Treasuries is usually free from state and local income taxes, and for most fund shareholders the bulk of fund distributions will be free from these taxes as well (although not from federal income tax).

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), in its discretion, might, but is not required to, use in managing the Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio’s performance.

Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to

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an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Portfolio’s Board of Trustees has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an “underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Portfolio’s decision to sell a restricted or illiquid security and the point at which the Portfolio is permitted or able to sell such security, the Portfolio might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio.

Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund borrowing and lending program among certain investment companies advised by the Advisor. The interfund borrowing and lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, the Portfolio may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio, as a matter of nonfundamental policy, may not borrow except in accordance with its fundamental and nonfundamental policies.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, the Portfolio effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Portfolio’s Board of Trustees has approved policies established by the Portfolio’s Advisor reasonably calculated to prevent the Portfolio’s net asset

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value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Portfolio’s Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of the Portfolio will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the two highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 12 months or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the underlying obligation). The term “Government securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to management’s appraisal of money market conditions. The Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) “acquires a security (Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio

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(which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Portfolio, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

US Government Securities. There are two broad categories of US Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Portfolio’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. Moreover, during periods of

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rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio’s average maturity. As a result, the Portfolio’s portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. The Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that “float” continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. The Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment policies and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

Portfolio Holdings Information

In addition to the public disclosure of portfolio holdings through required Securities and Exchange Commission (“SEC”) quarterly filings, the Portfolio may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Portfolio’s prospectus. The Portfolio does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to the Portfolio, and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by the Portfolio’s procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, “Authorized Third Parties”).

Prior to any disclosure of the Portfolio’s non-public portfolio holdings information to Authorized Third Parties, a person authorized by the Portfolio’s Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Portfolio or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Portfolio’s Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Portfolio and information derived therefrom, including, but not limited to, how the Portfolio’s investments are divided among various sectors, industries, countries, value and growth stocks,

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bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Portfolio’s holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Portfolio’s Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Portfolio’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Portfolio.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Portfolio. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which Portfolio portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that the Portfolio’s policies and procedures with respect to the disclosure of portfolio holdings information will protect the Portfolio from the potential misuse of portfolio holdings information by those in possession of that information.

MANAGEMENT OF THE PORTFOLIO

Investment Advisor. On April 5, 2002, 100% of Scudder, not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Portfolio, DeIM, with headquarters at 345 Park Avenue, New York, New York, 10154 makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. The Advisor manages the Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds, DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term “DWS Scudder” is the designation given to the products and services provided by DeIM and its affiliates to the DWS Mutual Funds.

Pursuant to an investment management agreement with the Trust, on behalf of the Portfolio, the Advisor acts as the Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

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In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.

The present investment management agreement for Cash Account Trust (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last reviewed by the Trustees on September 23, 2005, will continue in effect until September 30, 2005 and continues from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of the Portfolio.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management for the Portfolio consistent with the Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to the Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Portfolio (such as the Portfolio’s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolio’s federal, state and local tax returns; preparing and filing the Portfolio’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Portfolio under applicable federal and state securities laws; maintaining the Portfolio’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolio’s operating budget; processing the payment of the Portfolio’s bills; assisting the Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Under the Agreement, the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions;

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legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning the Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolio’s expense.

For the services and facilities furnished to the Portfolio, the Portfolio pays a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of the Trust, 0.20% of the next $500 million, 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of the Trust over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios of the Trust subject to the Agreement and allocated among all of the Portfolios of the Trust based upon the relative net assets of each Portfolio. Pursuant to the Agreement, the Portfolio paid the Advisor fees of $2,974,584 for the fiscal year ended April 30, 2006, $1,783,751 for the fiscal year ended April 30, 2005; and $1,412,728 for the fiscal year ended April 30, 2004.

For three years from the commencement of operations of the share class, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the DWS Government & Agency Securities Portfolio to the extent necessary to maintain the DWS Government Cash Institutional Shares total operating expenses at 0.24% and the Government Cash Managed Shares total operating expenses at 0.46%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Code of Ethics

The Portfolio, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolio, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

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PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolio to their customers. However, the Advisor does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

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In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with such Portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolio’s Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

During the last three fiscal years the Portfolio paid no portfolio brokerage commissions.

PORTFOLIO SERVICE PROVIDER S

Underwriter

Pursuant to an underwriting and distribution services agreement (the “Distribution Agreement”), DWS Scudder Distributors, Inc. (“DWS-SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, DWS-SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. DWS-SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs.

DWS-SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. DWS-SDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the shares not otherwise paid by dealers and other financial services firms. DWS-SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.

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The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by DWS-SDI upon 60 days’ written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a “majority of the outstanding voting securities” of the Trust as defined under the 1940 Act.

Administrative services are provided to the Managed Shares of the Portfolio under a shareholder services agreement (the “Services Agreement”) with DWS-SDI. DWS-SDI bears all its expenses of providing services pursuant to the Services Agreement between DWS-SDI and the Managed Shares of the Portfolio, including the payment of service fees. Pursuant to a Rule 12b-1 Plan, Managed Shares of the Portfolio currently pay DWS-SDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.25% of average daily net assets.

The Managed Shares has approved a Rule 12b-1 Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Managed Shares pay an administrative services fee to DWS-SDI as a percentage of average daily net assets for services provided for the benefit of the Portfolio and the shareholders. The fee is paid pursuant to the Plan. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee to be paid by the Portfolio without approval by a majority of the outstanding voting securities of the Managed Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Plan. The Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. The Managed Shares of the Trust will vote separately with respect to the Plan.

DWS-SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms (“firms”) that provide services and facilities for their customers or clients who are investors in Managed Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, DWS-SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.15% of the average daily net assets in the Portfolio’s Managed Shares accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of DWS-SDI.

In addition, DWS-SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.

DWS-SDI also may provide some of the above services and may retain any portion of the fee under the Plan not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.

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Independent Registered Public Accounting Firm

The financial highlights of the Portfolio included in the Portfolio’s prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street, Chicago, IL 60601, serves as legal counsel to the Trust and the Independent Trustees.

Fund Accounting Agent

DWS Scudder Fund Accounting Corporation (“DWS-SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining portfolio and general accounting records. Currently, DWS-SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, DWS-SFAC may seek payment for its services under this agreement.

Pursuant to an agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), DWS-SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and DWS-SFAC, not by the Portfolio.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolio.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, (the “Custodian”), as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio.

State Street also acts as transfer agent for the Portfolio. Pursuant to a services agreement with State Street, DWS Scudder Investments Service Company (DWS-SISC), 210 West 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as “Shareholder Service Agent.” State Street receives as transfer agent, and pays to DWS-SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by DWS-SISC, not by the Portfolio.

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PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio’s agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by DWS-SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”).

Certificates. Share certificates will not be issued. Share certificates now in a shareholder’s possession may be sent to the Portfolio’s transfer agent, for cancellation and book-entry credit to such shareholder’s account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms (“Firms”) provide varying arrangements for their clients to purchase and redeem the Portfolio’s shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Portfolio’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Portfolio’s transfer agent, DWS-SISC (the “Transfer Agent”) will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. The Portfolio has authorized the Shareholder Service Agent to pay to these Firms, out of the Portfolio’s assets, up to 0.02 of 1% for Institutional shares and 0.10 of 1% Managed shares services and other expenses relating to these nominee accounts including all of the individual sub-accounting necessary for the processing of purchases and redemptions as part of the brokerage sweep, processing of daily dividends and monthly payment/reinvestment of accrued dividends, providing periodic statements, tax reporting, changing account information for customers, administering daily wire transfers and reconciliations with the Portfolio and other similar functions. These Firms also coordinate with the Transfer Agent in connection with the Portfolio’s check writing program. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Portfolio has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for the Portfolio’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Portfolio’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Portfolio when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Portfolio and the financial institution, ordinarily orders will be priced at the Portfolio’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Portfolio. Further, if purchases or redemptions of the Portfolio’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of

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Trustees and the Distributor, also the Portfolio’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Portfolio at any time for any reason.

Purchase of Shares

Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment in the Institutional Shares. These minimums may be changed at any time in management’s discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank’s account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day’s dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination for the Portfolio.

The Portfolio, Shareholder Servicing Agent and Cash Products Group each reserve the right to reject any purchase order. The Portfolio will accept purchase orders after 4:00 p.m. Eastern time and before 5:00 p.m. Eastern time, but will reject certain purchase orders after 2:00 p.m. Eastern time. Orders received between 2:00 p.m. and 4:00 p.m. eastern time will be accepted from existing Portfolio shareholders only. In addition, purchase orders received after 2:00 p.m. may be rejected based upon maximum limits set by the Portfolio as to purchases from a single investor and as to the aggregate amount of purchases accepted after 2:00 p.m. on a given day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. We do not accept checks drawn on foreign banks.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see “Policies You Should Know About” in the Portfolio’s prospectus.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the Portfolio bank account (98-0120-0321 for the Institutional Shares and 98-0120-0321 for the Managed Shares) and further credit to your account number.

No third party checks or cash equivalents (cashier checks, money orders, etc.) will be accepted for initial investment to establish an account.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see “Policies You Should Know About” in the Portfolio’s prospectus.

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Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at or prior to 4:00 p.m. Eastern time, the shareholder will receive that day’s dividend. Upon receipt by a shareholder services agent of a redemption request before 2:00 p.m. Eastern time, with proceeds to be sent by wire, the shareholder will not receive that day’s dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio may suspend the right of redemption or delay payment more than seven days when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

Although it is the Portfolio’s present policy to redeem in cash, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see “Redemptions by Draft”) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the fund may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

The Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional

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purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to DWS Scudder Investments Service Company, 222 South Riverside Plaza, Chicago, IL 60606. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under “General” above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-730-1313. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemption by Check/ACH Debit Disclosure. The Portfolio will accept Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your Portfolio account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the Portfolio upon receipt of an ACH debit entry referencing your account number, to redeem Portfolio shares in your account to pay the entry to the third party originating the debit. The Portfolio will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The Portfolio, the Portfolio’s transfer agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient Portfolios being available in the designated account; the Portfolio will not be able to honor an ACH debit entry if sufficient Portfolios are not available. ACH debit entry transactions to your Portfolio account should not be initiated or authorized by you in amounts exceeding the amount of Shares of the Portfolio then in the account and available for redemption. The Portfolio may refuse to

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honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Portfolio account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the Portfolio to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient Portfolios being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told the Portfolio in advance to make regular payments out of your account, you may stop any of these payments by writing or calling your financial advisor or investment firm in time for them to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the Portfolio may also require that you put your request in writing so that the Portfolio will receive it within 14 days after you call. If you order the Portfolio to stop one of these payments three (3) business days or more before the transfer is scheduled and the Portfolio does not do so, the Portfolio will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first Portfolio statement on which the transaction appears) if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. The Shareholder Service Agent must hear from your financial advisor or investment firm no later than 60 days after the Portfolio sent you the first Portfolio account statement on which the problem or error appeared. If the Shareholder Service Agent is not notified by your financial advisor or investment firm within sixty (60) days after the Portfolio sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the Portfolio or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Portfolio shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation

In the event the Portfolio, the Portfolio’s named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the Portfolio’s agreement with you, the Portfolio may be liable for your losses or damages. The Portfolio will not be liable to you if (i) there are not sufficient Portfolios available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with

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incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the Portfolio’s liability shall not exceed the amount of the transfer in question

The Portfolio, the Portfolio’s named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the Portfolio written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the Portfolio reserves the right to suspend, terminate or modify your ability to redeem Portfolio shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association (“NACHA”) Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 4:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-730-1313 or in writing, subject to the limitations on liability described under “General” above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000, a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption

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Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

Special Features. Certain firms that offer shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Automatic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio’s shares may provide for the payment from the owner’s account of any requested dollar amount up to $50,000 to be paid to the owner or the owner’s designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and DWS-SDI can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) trusteed by State Street Bank (“State Street”). This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts also trusteed by State Street. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street describe the current fees payable to State Street for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer’s financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer’s payroll bank in the case of Direct Deposit, and your account. Your bank’s crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact DWS Scudder Investments Service Company at 1-800-730-1313 (for Managed Shares and Institutional Shares) or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the last calendar day of each month if a business day, otherwise on the next business day. The Portfolio will pay

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shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another DWS Mutual Fund offering this privilege at the net asset value of such other fund.. To use this privilege of investing Portfolio dividends in shares of another DWS Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional shares of this Portfolio, respectively, and also must maintain a minimum account value of $100,000 and $1,000,000 in the corresponding shares of the fund in which dividends are reinvested.

The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio generally consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. Since the Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see “Purchase of Shares”). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

TAXES

The following is intended to be a general summary of certain US federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income and the diversification of its assets.

The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than US government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

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The Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary taxable income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during any prior calendar year. Although the Portfolio’s distribution policies should enable it to avoid excise tax liability, the Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Portfolio.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Portfolio with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio’s shares. Any shareholder who is not a US Person (as such term is defined in the Code) should consider the US and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a flat US withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from US sources under the Code.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

NET ASSET VALUE

The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by

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reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio’s net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members and Officers of Cash Account Trust as of August 1, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member’s term of office extends until the next shareholder’s meeting called for the purpose of electing such Board Member and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

The following individuals hold the same position with the Portfolio and the Trust.

Independent Board Members

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson since 2004, and Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	69

John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	69

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Name, Year of Birth, Position(s) Held with the Trust and Length of Tim e Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994)	69

James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	69

Paul K. Freeman (1950) Board Member, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	69

Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm)	69

William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	69

Robert H. Wadsworth (1940) Board Member, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	72

__________ * Inception date of the corporation which was the predecessor to the L.L.C. Officers(2)

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Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Michael G. Clark(4) (1965) President, 2006-present	Managing Director(3), Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The Korea Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director(3), Deutsche Asset Management	n/a

Paul H. Schubert(4) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director(3), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette(5) (1962) Secretary, 2001-present	Director(3), Deutsche Asset Management	n/a

Patricia DeFilippis(4) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger(4) (1962) Assistant Secretary, 2005-present	Director(3), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director(3), Deutsche Asset Management	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director(3), Deutsche Asset Management	n/a

Kathleen Sullivan D'Eramo(5) (1957) Assistant Treasurer, 2003-present	Director(3), Deutsche Asset Management	n/a

John Robbins(4) (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director(3), Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo(4) (1962) Chief Compliance Officer, 2004-present	Managing Director(3), Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

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(1)	Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the Portfolio, managed by the Advisor. For the officers of the Portfolio, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.

(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Portfolio.

(3)	Executive title, not a board directorship.

(4)	Address: 345 Park Avenue, New York, New York 10154.

(5)	Address: Two International Place, Boston, Massachusetts 02110.

Officers’ Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary
Philip J. Collora:	Assistant Secretary

Board Members’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Board. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Board Members are not “interested persons” of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

Board Committees. The Board of oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Board Members, makes recommendations regarding the selection of independent registered public accounting firms for the Portfolio, confers with the independent registered public accounting firm regarding the Portfolio’s financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and William McClayton. The Audit Committee held ten meetings during calendar year 2005.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Board Members, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Shirley D. Peterson (Chair), James R. Edgar and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held five meetings during calendar year 2005.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Board Members, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee held three meetings during calendar year 2005.

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Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), Robert H. Wadsworth, Donald L. Dunaway (alternate) and William McClayton (alternate). The Valuation Committee held one meeting during calendar year 2005.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine and Robert H. Wadsworth. The Equity Oversight Committee held five meetings during calendar year 2005.

Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing each Portfolio’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman and Robert H. Wadsworth. The Operations Committee held seven meetings during calendar year 2005.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Portfolios, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held six meetings during calendar year 2005.

Remuneration. For the calendar year ended 2005, each Independent Board Member received a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. Effective January 1, 2006, each Independent Board Member receives an annual base retainer, paid quarterly, and, as applicable, an additional annual fixed fee(s) for serving as committee member, committee chairman and/or as the Independent Board chairman. The Board Members serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolio’s investments, pays the compensation and expenses of its personnel who serve as Board Members and officers on behalf of the Portfolio and receives a management fee for its services.

The Board established a deferred compensation plan for the Independent Board Members (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Board Members may defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Board Member’s share ownership.

Members of the Board who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The Independent Board Members are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Board Member from the Portfolio and aggregate compensation from the fund complex during the calendar year 2005.

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Name of Board Member	Compensation from Government & Agency Securities Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Board Member from Fund Complex(3)(4)(5)
John W. Ballantine	$7,030	$0	$215,150
Donald L. Dunaway(1)	$7,150	$0	$224,660
James R. Edgar(2)	$5,950	$0	$173,790
Paul K. Freeman	$7,090	$0	$215,150
Robert B. Hoffman	$6,360	$0	$187,940
William McClayton	$6,170	$0	$181,180
Shirley D. Peterson(6)	$6,850	$0	$208,580
Robert H. Wadsworth	$5,890	$0	$224,510

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Mr. Dunaway are $2,167.
(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Governor Edgar are $29,540.
(3)	For each Board Member, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Board Member, except Mr. Wadsworth, currently serves on the boards of 21 trusts/corporations comprised of 69 funds/portfolios. Mr. Wadsworth currently serves on the boards of 24 DeAM trusts/corporations comprised of 72 funds/portfolios.
(4)	Aggregate compensation reflects amounts paid to the Board Members for numerous special meetings of ad hoc committees of the Chicago Board in connection with reviewing the Funds’ rebranding initiatives to change to the DWS Family of Funds and with respect to legal and regulatory matters. Such amounts totaled $15,340 for each of Messrs. Ballantine, Freeman and Ms. Peterson, $20,510 for Mr. Dunaway, and $5,170 for Messrs. Edgar, Hoffman, McClayton and Wadsworth. These meeting fees were borne by the Advisor.
(5)	If the new Independent Board Member compensation structure, effective January 1, 2006, had been in effect for the calendar year 2005, the range of compensation paid to the Independent Board Members would have been between $175,000 and $225,000.
(6)	Includes $38,010 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

Mr. Freeman, prior to his service as Independent Board Member, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

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Board Member Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Board Members have established the expectation that within three years of becoming a Board Member, an Independent Board Member will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate in excess of $150,000. Each interested Board Member is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Board Member’s share ownership of the Portfolio and all funds in the fund complex overseen by each Board Member as of December 31, 2005.

Name of Board Member	Dollar Range of Securities Owned in Government & Agency Securities Portfolio	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Board Member
John W. Ballantine	None	Over $100,000
Donald L. Dunaway*	None	Over $100,000
James R. Edgar*	None	Over $100,000
Paul K. Freeman	None	$1-$10,000**
Robert B. Hoffman	None	Over $100,000
William McClayton	None	$50,001-$100,000***
Shirley D. Peterson	None	Over $100,000
Robert H. Wadsworth	None	Over $100,000

*	The dollar range of shares shown includes shadow shares of certain DWS Family of Funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”
**	Mr. Freeman owned over $100,000 in other funds within the DWS Fund Complex.
***	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

Ownership in Securities of the Advisor and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolio (including Deutsche Bank AG).

Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
John W. Ballantine		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None

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Securities Beneficially Owned

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As of July 18, 2006, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

To the best of the Portfolio’s knowledge, as of July 18, 2006, no person owned of record or beneficially 5% or more of any class of the Portfolio’s outstanding shares, except as noted below.

As of July 18, 2006, 59,561,352.200 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: CAFS were held in the name of ADP Clearing & Outsourcing Services, New York, NY 10041-0004, who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 99,134,567.200 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: DCEPS were held in the name of D.A. Davidson & Co. Tax-Exempt Omnibus Acct. #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 245,992,121.930 shares in the aggregate, or 100.00% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: DCES were held in the name of D.A. Davidson & Co. Tax-Exempt Omnibus Acct. #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 56,906,821.249 shares in the aggregate, or 98.91% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Penson Financial Services, Dallas, TX 75201-4609, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 1,837,645,640.810 shares in the aggregate, or 98.33% of the outstanding shares of Cash Account Trust: Government & Agency Securities Portfolio: Premier shares were held in the name of LPL Financial Services, San Diego, CA 92121-1968, who may be deemed as the beneficial owner of certain of these shares.

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Ownership in Securities of the Advisor and Related Companies

As reported to the Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Portfolio (including Deutsche Bank AG).

Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
John W. Ballantine		None
Lewis A. Burnham		None

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Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None
John G. Weithers		None

Agreement to Indemnify Independent Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Portfolio, DeIM has agreed to indemnify and hold harmless the Portfolio against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting DeIM (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Portfolio against the Portfolio, their directors and officers, DeIM and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolio and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DeIM has also agreed to indemnify the Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. DeIM is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Portfolio’ Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Portfolio or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a trustee of the Portfolio as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. This undertaking by DeIM will survive the termination of the investment management agreements between DeIM and the Portfolio.

TRUST ORGANIZATION

The Trust is an open-end, management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into three series: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Money Market Portfolio is currently divided into nine classes of shares: Premium Reserve Shares, Premier Money Market Shares, Institutional Shares, Institutional Select Shares, Service Shares (formerly Service Shares II), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares. Government & Agency Securities Portfolio is divided into eight classes of shares: Managed Shares, Institutional Shares, DWS Government & Agency Money Fund, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares and Capital Assets Funds Shares. Tax-Exempt Portfolio is divided into nine classes of shares: Tax-Free Investment Class,

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DWS Tax Free Money Fund Class S, DWS Tax-Exempt Money Fund, Managed Shares, Institutional Shares, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio’s prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust as amended of the Portfolio (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Portfolio or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Portfolio, or any registration of the Portfolio with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Portfolio. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Portfolio and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Portfolio or the Trust’s Trustees. Moreover, the Declaration of Trust provides for indemnification out of Portfolio property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Manager remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Portfolio itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns, retires or is removed.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of

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the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

PROXY VOTING GUIDELINES

The portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including each portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights — The Advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance — The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

•	Anti-Takeover Matters — The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters — The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters — The Advisor generally votes for the ratification of independent registered public accounting firm, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the Portfolio’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

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As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s website at www.sec.gov or by visiting our website at

www.dws-scudder.com (click on “proxy voting” at the bottom of the page).

FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments of Government & Agency Securities Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated April 30, 2006 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

ADDITIONAL INFORMATION

The CUSIP number of Government & Agency Securities Portfolio’s Managed Shares is 147539662

The CUSIP number of Government & Agency Securities Portfolio’s Institutional Shares is 147539670The Portfolio has a fiscal year end of April 30.

The Portfolio’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

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Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust	DWS International Fund	DWS Variable Series II

Government & Agency Securities	DWS International Select Equity Fund	DWS Balanced VIP

Portfolio	DWS Investments VIT Funds	DWS Blue Chip VIP

Money Market Portfolio	DWS RREEF Real Estate Securities VIP	DWS Conservative Allocation VIP

Tax-Exempt Portfolio	DWS Small Cap Index VIP	DWS Core Fixed Income VIP

Cash Management Fund Institutional	DWS Davis Venture Value VIP	DWS Equity 500 Index VIP

Cash Management Fund Investment	DWS Dreman Financial Services VIP	DWS Japan Equity Fund

Cash Reserve Fund	DWS Large Cap Value Fund	DWS Dreman High Return Equity VIP

Prime Series	DWS Large Company Growth Fund	DWS Dreman Small Cap Value VIP

Tax-Free Series	DWS Latin America Equity Fund	DWS Global Thematic VIP

Treasury Series	DWS Lifecycle Long Range Fund	DWS Government & Agency Securities VIP

Daily Assets Fund Institutional	DWS Growth Allocation VIP	DWS Managed Municipal Bond Fund

DWS Balanced Fund	DWS Massachusetts Tax-Free Fund	DWS High Income VIP

DWS Blue Chip Fund	DWS Micro Cap Fund	DWS Income Allocation VIP

DWS California Tax Free Income Fund	DWS International Select Equity VIP	DWS Mid Cap Growth Fund

DWS Capital Growth Fund	DWS Moderate Allocation Fund	DWS Janus Growth & Income VIP

DWS Cash Investment Trust	DWS Money Market Fund	DWS Janus Growth Opportunities VIP

DWS Commodity Securities Fund	DWS Large Cap Value VIP	DWS Money Market Series

DWS Communications Fund	DWS New York Tax-Free Income Fund	DWS Mercury Large Cap Core VIP

DWS Conservative Allocation Fund	DWS Pacific Opportunities Equity Fund	DWS MFS Strategic Value VIP

DWS Core Fixed Income Fund	DWS RREEF Real Estate Securities Fund	DWS Mid Cap Growth VIP

DWS Core Plus Income Fund	DWS S&P 500 Index Fund	DWS Moderate Allocation VIP

DWS Dreman Concentrated Value Fund	DWS Money Market VIP	DWS Short Duration Fund

DWS Dreman Financial Services Fund	DWS Oak Strategic Equity VIP	DWS Short Duration Plus Fund

DWS Dreman High Return Equity Fund	DWS Salomon Aggressive Growth VIP	DWS Short Term Bond Fund

DWS Dreman Mid Cap Value Fund	DWS Small Cap Growth VIP	DWS Short-Term Municipal Bond Fund

DWS Dreman Small Cap Value Fund	DWS Strategic Income VIP	DWS Small Cap Core Fund

DWS EAFE Equity Index Fund	DWS Small Cap Growth Fund	DWS Technology VIP

DWS Emerging Markets Equity Fund	DWS Templeton Foreign Value VIP	DWS Small Cap Value Fund

DWS Emerging Markets Fixed Income Fund	DWS Turner Mid Cap Growth VIP	DWS Strategic Income Fund

DWS Enhanced S&P 500 Index Fund	Investors Cash Trust	DWS Target 2006 Fund

DWS Equity 500 Index Fund	DWS Target 2008 Fund	Government & Agency Securities Portfolio

DWS Equity Income Fund	DWS Target 2010 Fund	Treasury Portfolio

DWS Equity Partners Fund	DWS Target 2011 Fund	Investors Municipal Cash Fund

DWS Europe Equity Fund	DWS Target 2012 Fund	Investors Florida Municipal Cash Fund

DWS Global Bond Fund	DWS Target 2013 Fund	Investors Michigan Municipal Cash Fund

DWS Global Opportunities Fund	DWS Target 2014 Fund	Investors New Jersey Municipal Cash Fund

DWS Global Thematic Fund	DWS Tax Free Money Fund	Investors Pennsylvania Municipal Cash

DWS GNMA Fund	DWS Tax-Exempt Money Fund	Fund

DWS Gold & Precious Metals Fund	DWS Technology Fund	Tax-Exempt New York Money Market Fund

DWS Government & Agency Money Fund	DWS U.S. Bond Index Fund	Money Market Fund Investment

DWS Growth & Income Fund	DWS U.S. Government Securities Fund	New York Tax Free Money Fund

DWS Growth Allocation Fund	DWS U.S. Treasury Money Fund	Tax Exempt California Money Market Fund

DWS Growth Plus Allocation Fund	DWS Value Builder Fund	Tax Free Money Fund Investment

DWS Health Care Fund	DWS Variable Series I	Treasury Money Fund Institutional

DWS High Income Fund	DWS Bond VIP

DWS High Income Plus Fund	DWS Capital Growth VIP

DWS High Yield Tax Free Fund	DWS Global Opportunities VIP

DWS Inflation Protected Plus Fund	DWS Growth & Income VIP

DWS Intermediate Tax/AMT Free Fund	DWS Health Care VIP

DWS International Equity Fund	DWS International VIP

The following replaces the second and third paragraphs under the “Portfolio Holdings Information” section of each of the above-referenced fund's Statement of Additional Information:

Each fund’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to a fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by a fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, “Authorized Third Parties”).

Prior to any disclosure of a fund’s non-public portfolio holdings information to \Authorized Third Parties, a person authorized by a fund's Trustees/Directors must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a fund’s Trustees/Directors.

Please Retain This Supplement for Future Reference

October 2, 2006

Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust	DWS Global Thematic Fund	DWS Short Duration Plus Fund
Government & Agency Securities	DWS GNMA Fund	DWS Short-Term Municipal Bond Fund
Portfolio	DWS Gold & Precious Metals Fund	DWS Small Cap Core Fund
Money Market Portfolio	DWS Government & Agency Money Fund	DWS Small Cap Growth Fund
Tax-Exempt Portfolio	DWS Growth & Income Fund	DWS Small Cap Value Fund
Cash Reserve Fund	DWS Growth Allocation Fund	DWS Strategic Income Fund
Prime Series	DWS Growth Plus Allocation Fund	DWS Target 2006 Fund
Tax-Free Series	DWS Health Care Fund	DWS Target 2008 Fund
Treasury Series	DWS High Income Fund	DWS Target 2010 Fund
Daily Assets Fund Institutional	DWS High Income Plus Fund	DWS Target 2011 Fund
DWS Balanced Fund	DWS High Yield Tax Free Fund	DWS Target 2012 Fund
DWS Blue Chip Fund	DWS Inflation Protected Plus Fund	DWS Target 2013 Fund
DWS California Tax Free Income Fund	DWS Intermediate Tax/AMT Free Fund	DWS Target 2014 Fund
DWS Capital Growth Fund	DWS International Equity Fund	DWS Tax Free Money Fund
DWS Cash Investment Trust	DWS International Fund	DWS Tax-Exempt Money Fund
DWS Commodity Securities Fund	DWS International Select Equity Fund	DWS Technology Fund
DWS Conservative Allocation Fund	DWS Japan Equity Fund	DWS U.S. Government Securities Fund
DWS Core Fixed Income Fund	DWS Large Cap Value Fund	DWS U.S. Treasury Money Fund
DWS Dreman Concentrated Value Fund	DWS Large Company Growth Fund	DWS Value Builder Fund
DWS Dreman Financial Services Fund	DWS Latin America Equity Fund	Investors Cash Trust
DWS Dreman High Return Equity Fund	DWS Lifecycle Long Range Fund	Government & Agency Securities Portfolio
DWS Dreman Mid Cap Value Fund	DWS Managed Municipal Bond Fund	Treasury Portfolio
DWS Dreman Small Cap Value Fund	DWS Massachusetts Tax-Free Fund	Investors Municipal Cash Fund
DWS Emerging Markets Equity Fund	DWS Micro Cap Fund	Investors Florida Municipal Cash Fund
DWS Emerging Markets Fixed Income Fund	DWS Mid Cap Growth Fund	Investors Michigan Municipal Cash Fund
DWS Enhanced S&P 500 Index Fund	DWS Moderate Allocation Fund	Investors New Jersey Municipal Cash Fund
DWS Equity Income Fund	DWS Money Market Fund	Investors Pennsylvania Municipal Cash
DWS Equity Partners Fund	DWS Money Market Series	Fund
DWS Europe Equity Fund	DWS New York Tax-Free Income Fund	Tax-Exempt New York Money Market Fund
DWS Global Bond Fund	DWS Pacific Opportunities Equity Fund	Tax Exempt California Money Market Fund
DWS Global Opportunities Fund	DWS Short Duration Fund

The following replaces similar disclosure in the “Portfolio Holdings Information” section of each of the above-referenced fund’s Statement of Additional Information:

In addition to the public disclosure of fund portfolio holdings through required Securities and Exchange Commission (“SEC”) quarterly filings, the fund may make its portfolio holdings information publicly available on the DWS Funds Web site as described in each fund’s prospectus. Each fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the fund.

Each fund’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to a fund who require access to this information to fulfill their duties to a fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if a fund has a legitimate business purpose in providing the information, subject to the requirements described below.

ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]

Deutsche Bank Group

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Prior to any disclosure of a fund’s non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by a fund’s Trustees/Directors must make a good faith determination in light of the facts then known that a fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by a fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to a fund’s Trustees/Directors.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about each fund and information derived therefrom, including, but not limited to, how each fund’s investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as a fund’s holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a fund’s Trustees/Directors exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a fund’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a fund’s policies and procedures with respect to the disclosure of portfolio holdings information will protect a fund from the potential misuse of portfolio holdings information by those in possession of that information.

Please Retain This Supplement for Future Reference

May 1, 2006

2

Supplement to the currently effective statements of additional information of each of the funds listed below:

Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The Trusts/Corporations that the funds are organized under will also be renamed DWS.

The new Trust/Corporation and fund names will be as follows:

Current Trust/Corporation Name / Current Fund Name	New Trust/Corporation Name / New Fund Name, effective February 6, 2006
Global/International Fund, Inc.	DWS Global/International Fund, Inc.
Scudder Emerging Markets Income Fund	DWS Emerging Markets Fixed Income Fund
Scudder Global Bond Fund	DWS Global Bond Fund
Scudder Global Discovery Fund	DWS Global Opportunities Fund
Scudder Global Fund	DWS Global Thematic Fund
Investment Trust	DWS Investment Trust
Scudder Capital Growth Fund	DWS Capital Growth Fund
Scudder Growth and Income Fund	DWS Growth & Income Fund
Scudder Large Company Growth Fund	DWS Large Company Growth Fund
Scudder S&P 500 Index Fund	DWS S&P 500 Index Fund
Scudder Small Company Stock Fund	DWS Small Cap Core Fund
Scudder Advisor Funds	DWS Advisor Funds
Scudder International Equity Fund	DWS International Equity Fund
Scudder Limited-Duration Plus Fund	DWS Short Duration Plus Fund
Scudder Mid Cap Growth Fund	DWS Mid Cap Growth Fund
Scudder Small Cap Growth Fund	DWS Small Cap Growth Fund
Scudder Advisor Funds II	DWS Advisor Funds II
Scudder EAFE Equity Index Fund	DWS EAFE Equity Index Fund
Scudder U.S. Bond Index Fund	DWS U.S. Bond Index Fund
Scudder Advisor Funds III	DWS Advisor Funds III
Scudder Lifecycle Long Range Fund	DWS Lifecycle Long Range Fund
Scudder Blue Chip Fund	DWS Blue Chip Fund
Scudder Cash Investment Trust	DWS Cash Investment Trust
Scudder Equity Trust	DWS Equity Trust
Scudder-Dreman Financial Services Fund	DWS Dreman Financial Services Fund
Scudder Flag Investors Communications Fund, Inc.	DWS Communications Fund
Scudder Flag Investors Equity Partners Fund, Inc.	DWS Equity Partners Fund
Scudder Flag Investors Value Builder Fund, Inc.	DWS Value Builder Fund
Scudder Funds Trust	DWS Funds Trust
Scudder Short Term Bond Fund	DWS Short Term Bond Fund
Scudder High Income Series	DWS High Income Series
Scudder High Income Fund	DWS High Income Fund
Scudder Income Trust	DWS Income Trust
Scudder GNMA Fund	DWS GNMA Fund

Scudder Institutional Funds DWS Institutional Funds Scudder Equity 500 Index Fund DWS Equity 500 Index Fund Scudder International Equity Fund Institutional DWS International Equity Fund Institutional Scudder Commodity Securities Fund DWS Commodity Securities Fund Scudder Inflation Protected Plus Fund DWS Inflation Protected Plus Fund

Scudder International Fund, Inc.	DWS International Fund, Inc.
Scudder Emerging Markets Fund	DWS Emerging Markets Equity Fund
Scudder Greater Europe Fund	DWS Europe Equity Fund
Scudder International Fund	DWS International Fund
Scudder Latin America Fund	DWS Latin America Equity Fund
Scudder Pacific Opportunities Fund	DWS Pacific Opportunities Equity Fund
Scudder Investors Funds, Inc.	DWS Investors Funds, Inc.
Scudder Japanese Equity Fund	DWS Japan Equity Fund

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Scudder MG Investments Trust	DWS Investments Trust
Scudder Fixed Income Fund	DWS Core Fixed Income Fund
Scudder High Income Plus Fund	DWS High Income Plus Fund
Scudder International Select Equity Fund	DWS International Select Equity Fund
Scudder Micro Cap Fund	DWS Micro Cap Fund
Scudder Short Duration Fund	DWS Short Duration Fund
Scudder Short-Term Municipal Bond Fund	DWS Short-Term Municipal Bond Fund
Scudder Money Funds	DWS Money Funds
Scudder Government & Agency Money Fund	DWS Government & Agency Money Fund
Scudder Money Market Fund	DWS Money Market Fund
Scudder Tax-Exempt Money Fund	DWS Tax-Exempt Money Fund
Scudder Money Market Trust	DWS Money Market Trust
Scudder Money Market Series	DWS Money Market Series
Scudder Municipal Trust	DWS Municipal Trust
Scudder High Yield Tax Free Fund	DWS High Yield Tax Free Fund
Scudder Managed Municipal Bond Fund	DWS Managed Municipal Bond Fund
Scudder Mutual Funds, Inc.	DWS Mutual Funds, Inc.
Scudder Gold and Precious Metals Fund	DWS Gold & Precious Metals Fund
Scudder Pathway Series	DWS Allocation Series
Pathway Conservative Portfolio	DWS Conservative Allocation Fund
Pathway Growth Plus Portfolio	DWS Growth Plus Allocation Fund
Pathway Growth Portfolio	DWS Growth Allocation Fund
Pathway Moderate Portfolio	DWS Moderate Allocation Fund
Scudder Portfolio Trust	DWS Portfolio Trust
Scudder Income Fund	DWS Core Plus Income Fund
Scudder RREEF Securities Trust	DWS RREEF Securities Trust
Scudder RREEF Real Estate Securities Fund	DWS RREEF Real Estate Securities Fund
Scudder Securities Trust	DWS Securities Trust
Scudder Health Care Fund	DWS Health Care Fund
Scudder Small Company Value Fund	DWS Small Cap Value Fund
Scudder State Tax-Free Income Series	DWS State Tax-Free Income Series
Scudder California Tax-Free Income Fund	DWS California Tax-Free Income Fund
Scudder New York Tax-Free Income Fund	DWS New York Tax-Free Income Fund
Scudder State Tax-Free Trust	DWS State Tax Free Trust
Scudder Massachusetts Tax-Free Fund	DWS Massachusetts Tax-Free Fund
Scudder Strategic Income Fund	DWS Strategic Income Fund
Scudder Target Fund	DWS Target Fund
Scudder Retirement Fund Series – VI	DWS Target 2006 Fund
Scudder Retirement Fund Series – VII	DWS Target 2008 Fund
Scudder Target 2010 Fund	DWS Target 2010 Fund
Scudder Target 2011 Fund	DWS Target 2011 Fund
Scudder Target 2012 Fund	DWS Target 2012 Fund
Scudder Target 2013 Fund	DWS Target 2013 Fund
Scudder Target 2014 Fund	DWS Target 2014 Fund
Scudder Tax Free Money Fund	DWS Tax Free Money Fund
Scudder Tax Free Trust	DWS Tax Free Trust
Scudder Intermediate Tax/AMT Free Fund	DWS Intermediate Tax/AMT Free Fund
Scudder Technology Fund	DWS Technology Fund
Scudder Total Return Fund	DWS Balanced Fund
Scudder U.S. Government Securities Fund	DWS U.S. Government Securities Fund
Scudder U.S. Treasury Money Fund	DWS U.S. Treasury Money Fund
Scudder Value Series, Inc.	DWS Value Series, Inc.

Scudder Large Cap Value Fund DWS Large Cap Value Fund Scudder-Dreman Concentrated Value Fund DWS Dreman Concentrated Value Fund Scudder-Dreman High Return Equity Fund DWS Dreman High Return Equity Fund Scudder-Dreman Mid Cap Value Fund DWS Dreman Mid Cap Value Fund Scudder-Dreman Small Cap Value Fund DWS Dreman Small Cap Value Fund

Value Equity Trust	DWS Value Equity Trust
Scudder Select 500 Fund	DWS Enhanced S&P 500 Index Fund
Scudder Tax Advantaged Dividend Fund	DWS Equity Income Fund

Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

Current Name	New Name, effective February 6, 2006
Scudder Distributors, Inc.	DWS Scudder Distributors, Inc.
Scudder Fund Accounting Corporation	DWS Scudder Fund Accounting Corporation
Scudder Investments Service Company	DWS Scudder Investments Service Company
Scudder Service Corporation	DWS Scudder Service Corporation
Scudder Trust Company	DWS Trust Company

Please Retain this Supplement for Future Reference

January 23, 2006

2

Cash Account Trust: Government & Agency Securities Portfolio

Cash Account Trust: Money Market Portfolio

Cash Account Trust: Tax-Exempt Portfolio

Cash Management Fund Institutional

Cash Management Fund Investment

Cash Reserve Fund, Inc.: Prime Series

Cash Reserve Fund, Inc.: Tax-Free Series

Cash Reserve Fund, Inc.: Treasury Series

Cash Reserves Fund Institutional

Investors Cash Trust: Government & Agency Securities Portfolio

Investors Cash Trust: Treasury Portfolio

Investors Florida Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Investors New Jersey Municipal Cash Fund

Investors Pennsylvania Municipal Cash Fund

Money Market Fund Investment

NY Tax Free Money Fund Investment

Scudder Blue Chip Fund

Scudder California Tax-Free Income Fund

Scudder Capital Growth Fund

Scudder Cash Investment Trust

Scudder Commodity Securities Fund

Scudder-Dreman Concentrated Value Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Mid Cap Value Fund

Scudder-Dreman Small Cap Value Fund

Scudder EAFE Equity Index Fund

Scudder Emerging Markets Fund

Scudder Emerging Markets Income Fund

Scudder Equity 500 Index Fund

Scudder Fixed Income Fund

Scudder Flag Investors Communications Fund

Scudder Flag Investors Equity Partners Fund

Scudder Flag Investors Value Builder Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder GNMA Fund

Scudder Gold and Precious Metals Fund

Scudder Government & Agency Money Fund

Scudder Greater Europe Fund

Scudder Growth and Income Fund

Scudder Health Care Fund

Scudder High Income Fund

Scudder High Income Plus Fund

Scudder High Yield Tax-Free Fund

Scudder Income Fund

Scudder Inflation Protected Plus Fund

Scudder Intermediate Tax/AMT Free Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Large Cap Value Fund

Scudder Large Company Growth Fund

Scudder Latin America Fund

Scudder Lifecycle Long Range Fund

Scudder Limited-Duration Plus Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Money Market Fund

Scudder Money Market Series

Scudder Micro Cap Fund

Scudder Mid Cap Growth Fund

Scudder New York Tax-Free Income Fund

Scudder Pacific Opportunities Fund

Scudder Pathway Series — Conservative Portfolio

Scudder Pathway Series — Growth Portfolio

Scudder Pathway Series — Growth Plus Portfolio

Scudder Pathway Series — Moderate Portfolio

Scudder Retirement Fund — Series VI

Scudder Retirement Fund — Series VII

Scudder RREEF Real Estate Securities Fund

Scudder S&P 500 Index Fund

Scudder Select 500 Fund

Scudder Short Duration Fund

Scudder Short-Term Bond Fund

Scudder Short-Term Municipal Bond Fund

Scudder Small Cap Growth Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Scudder Strategic Income Fund

Scudder Target 2010 Fund

Scudder Target 2011 Fund

Scudder Target 2012 Fund

Scudder Target 2013 Fund

Scudder Target 2014 Fund

Scudder Tax Advantaged Dividend Fund

Scudder Tax-Exempt Money Fund

Scudder Tax Free Money Fund

Scudder Technology Fund

Scudder Total Return Fund

Scudder U.S. Bond Index Fund

Scudder U.S. Government Securities Fund

Scudder U.S. Treasury Money Fund

Tax-Exempt California Money Market Fund

Tax-Exempt New York Money Market Fund

Tax Free Money Fund Investment

Treasury Money Fund

Treasury Money Fund Investment

Supplement to the currently effective Statements of Additional Information for the above listed Funds:

The following information supplements the disclosure in the “Purchase and Redemption of Shares” section of each Fund’s Statement of Additional Information:

The Fund has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for the Fund’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Fund’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Fund when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the financial institution, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Fund. Further, if purchases or redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees/Directors and the Distributor, also the Fund’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees/Directors and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

Please Retain This Supplement for Future Reference

January 4, 2006

SCUDDER MONEY FUNDS

Scudder Money Market Fund

Scudder Government & Agency Money Fund

Scudder Tax-Exempt Money Fund

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2005

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Funds dated December 1, 2005, as amended from time to time, a copy of which may be obtained without charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of each Fund, dated July 31, 2005, accompanies this Statement of Additional Information. The financial statements contained therein, together with accompanying notes, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectus.

This combined Statement of Additional Information contains information about Scudder Money Market Fund (the “Money Market Fund”), Scudder Government & Agency Money Fund (the “Government & Agency Money Fund”) and Scudder Tax-Exempt Money Fund (the “Tax-Exempt Money Fund”) (individually, a “Fund” and collectively, the “Funds”) each a series of Scudder Money Funds (the “Trust”).

INVESTMENT RESTRICTIONS

Except as otherwise indicated, each Fund’s investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that a Fund’s objective will be met.

Each Fund has elected to be classified as a diversified series of an open-end management investment company.

A diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

As a matter of fundamental policy, each Fund may not:

(1)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2)	Issue senior securities, except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3)	Concentrate its investments in a particular industry, as the term is used in the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time (Money Market Fund’s concentration in the banking industry is described on page 2);

(4)	Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5)	Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities;

(6)	Purchase physical commodities or contracts relating to physical commodities;

(7)	Make loans except as permitted under the 1940 Act and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

A fundamental policy may not be changed without the approval of a majority of the outstanding voting securities of a Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

With regard to investment restriction (3) above, for Money Market Fund, for purposes of determining the percentage of Money Market Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on standard classifications utilized by ratings agencies, currently consisting of the following: securities arbitrage programs, multi-seller programs, single-seller programs and special investment vehicles.

Government & Agency Money Fund and the Tax-Exempt Money Fund have no current intention of making loans as permitted in investment restriction (7) noted above.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. Tax-Exempt Money Fund may invest more than 25% of its total assets in industrial development bonds.

The following policies are non-fundamental, and may be changed or eliminated for a Fund by the Board of Trustees of the Trust without a vote of that Fund’s shareholders. Each Fund may not:

(1)	Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

(2)	Lend portfolio securities in an amount greater than 5% of its total assets;

(3)	Invest more than 10% of net assets in illiquid securities.

(4)	(Money Market Fund and Government & Agency Money Fund only) Invest more than 10% of total assets in non-affiliated registered investment companies.

Money Market Fund

Money Market Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of US Dollar denominated money market instruments that mature in no more than 397 days:

•	Obligations of, or guaranteed by, the US Government, its agencies or instrumentalities.

•	Bank certificates of deposit, time deposits or bankers’ acceptances of US banks (including their foreign branches), Canadian chartered banks and foreign banks (including their US branches).

•	Commercial paper obligations rated A-1 or A-2 by Standard & Poor’s Corporation (“S&P”) or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or issued by companies with an unsecured debt issue outstanding currently rated Aa by Moody’s or AA by S&P or higher and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated Aa by Moody’s or AA by S&P or higher. For a description of these ratings, see “Appendix — Ratings of Investments” herein.

•	Repurchase agreements backed by obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

To the extent Money Market Fund purchases Eurodollar certificates of deposit issued by London branches of US banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, to possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit are not subject to the same regulatory requirements as certificates issued by US banks and associated income may be subject to the imposition of foreign taxes.

Money Market Fund may concentrate more than 25% of its assets in bank certificates of deposit or banker’s acceptances of US banks in accordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund’s assets were not so concentrated. The Fund will not change this policy without a vote of shareholders.

Government & Agency Money Fund

Government & Agency Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following securities that mature in no more than 397 days:

•	US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US Government, its agencies or instrumentalities.

•	Repurchase agreements of the obligations described above.

Some securities issued by US Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others are backed by the full faith and credit of the US Government. The US Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality, there is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Exempt Money Fund

Tax-Exempt Money Fund seeks maximum current income that is exempt from federal income taxes to the extent consistent with stability of principal. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations.

Under normal market conditions, at least 80% of the Fund’s total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from regular federal income tax and from the federal Alternative Minimum Tax (AMT) (“Municipal Securities”). In compliance with the position of the staff of the Securities and Exchange Commission, the Fund does not consider “private activity” bonds as Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

Dividends representing net interest income received by Tax-Exempt Money Fund on Municipal Securities will be exempt from regular federal income tax when distributed to the Fund’s shareholders. Such dividend income may be subject to state and local taxes. Because the Fund can invest up to 20% of its assets in securities whose income is subject to AMT, a shareholder who is subject to AMT may owe taxes on a portion of the Fund’s dividends. See “Taxes.” The Fund’s assets will generally consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature in no more than 397 days.

Tax-Exempt Money Fund will invest only in Municipal Securities which at the time of purchase:

•	are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody’s, (AAA or AA) assigned by S&P, (AAA or AA) assigned by Fitch, or (AAA or AA) or any other nationally recognized statistical rating organization (“NRSRO”) as determined by the Securities and Exchange Commission are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody’s or (AAA or AA) assigned by S&P;

•	are guaranteed or insured by the US Government as to the payment of principal and interest;

•	are fully collateralized by an escrow of US Government securities acceptable to the Fund’s investment advisor;

•	have at the time of purchase a Moody’s short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P’s municipal commercial paper rating of A-2 or higher, or Fitch’s municipal commercial paper rating of F-2 or higher, or a rating within the two highest categories of any other NRSRO as determined by the Securities and Exchange Commission;

•	are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s, S&P, Fitch or any other NRSRO as determined by the Securities and Exchange Commission; are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s or S&P; or

•	are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund’s investment advisor.

In seeking to achieve its investment objective, Tax-Exempt Money Fund may invest more than 25% of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund’s investment advisor. To the extent that the Fund’s assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund’s assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, Tax-Exempt Money Fund may invest in taxable “temporary investments” which include:

•	obligations of the US Government, its agencies or instrumentalities;

•	debt securities rated within the two highest grades by Moody’s or S&P;

•	commercial paper rated in the two highest grades by either of such rating services;

•	certificates of deposit of domestic banks; and

•	repurchase agreements backed by the obligations described above (repurchase agreements are discussed below).

Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund’s primary intention to generate income dividends that are not subject to federal income taxes. See “Taxes.” For a description of the ratings, see “Appendix — Ratings of Investments.”

A Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of such Fund’s net assets valued at the time of the transaction would be invested in such securities. If a Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of such Fund to make payment within seven days of the date its shares are tendered for redemption. Securities and Exchange Commission (“SEC”) guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets. Each Fund’s Advisor monitors holdings of illiquid securities on an ongoing basis and will take such action as it deems appropriate to help maintain adequate liquidity.

Master/Feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets.

An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage are meant to describe the spectrum of investments that the Advisor in its discretion might, but is not required to, use in managing each Fund’s portfolio assets. The Advisor, may in its discretion at any time employ such practice, technique or instrument for one or more Funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of the Funds, but, to the extent employed, could from time to time have a material impact on a Fund’s performance. It is possible that certain investment practices and techniques described below may not be permissible for a Fund based on its investment restrictions, as described herein, and in the Funds’ applicable prospectus.

Asset-Backed Securities. Asset-backed securities may include pools of mortgages (“mortgage-backed securities”), loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately. Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the funds to dispose of any then existing holdings of such securities.

Bank and Savings and Loan Obligations. These obligations include negotiable certificates of deposit, bankers’ acceptances, deposit notes, fixed time deposits or other short-term bank obligations. Certificates of deposit are negotiable certificates evidencing the obligations of a bank to repay funds deposited with it for a specified period of time. A fund may invest in certificates of deposit of large domestic banks and their foreign branches, large US regulated subsidiaries of large foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), and of smaller banks as described below. Although a fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic branches of domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank.

Borrowing. As a matter of fundamental policy, each Fund will not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trust’s Board of Trustees does not currently intend to borrow for investment leveraging purposes, if such a strategy were implemented in the future, it would increase the Funds’ volatility and the risk of loss in a declining market. Borrowing by a Fund will involve special risk considerations. Although the principal of a Fund’s borrowings will be fixed, a Fund’s assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

As a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

Certificates of Deposit and Bankers’ Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Banker’s acceptances are credit instruments evidencing the obligations of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligation. Fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days are subject to the fund’s limitation on investments in illiquid securities.

Certificates of Participation. A fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the fund an undivided interest in the Municipal Security in the proportion that the fund’s interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The fund’s Advisor considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the fund. It is anticipated by the fund’s Advisor that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

Commercial Paper. Subject to its investment objectives and policies, a fund may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A fund also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Trust’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the fund on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Eurodollar Obligations. Eurodollar bank obligations are US dollar-denominated certificates of deposit and time deposits issued outside the US capital markets by foreign branches of US banks and US branches of foreign banks. Eurodollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar obligations are subject to certain sovereign risks.

Foreign Securities. Supranational entities are international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, The Asian Development Bank and the InterAmerican Development Bank. Obligations of supranational entities are backed by the guarantee of one or more foreign governmental parties which sponsor the entity. All of the securities in which the Fund may invest are US dollar-denominated.

Funding Agreements. Funding agreements are contracts issued by insurance companies that provide investors the right to receive a variable rate of interest and the full return of principal at maturity. Funding agreements also include a put option that allows a fund to terminate the agreement at a specified time to the insurance company prior to maturity. Funding agreements generally offer a higher yield than other variable securities with similar credit ratings. The primary risk of a funding agreement is the credit quality of the insurance company that issues it. Funding agreements are considered “illiquid” securities and will count towards a fund’s limit on investing in illiquid securities.

Illiquid Securities and Restricted Securities. A fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Funds’ Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, a fund may be required to bear all or part of the registration expenses. A fund may be deemed to be an “underwriter” for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

A fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

A fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund’s decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a fund.

Industrial Development and Pollution Control Bonds. Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. For the purposes of a fund’s investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Interfund Borrowing and Lending Program. The Trust, on behalf of each Fund, has received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging).

Investment in Other Investment Companies. In accordance with applicable law, each Fund may invest its assets in other money market funds with comparable investment objectives. In general, a Fund may not (1) purchase more than 3% of any other money market fund’s voting stock; (2) invest more than 5% of its assets in any single money market fund; and (3) invest more than 10% of its assets in other money market funds unless permitted to exceed these limitations by an exemptive order of the Securities and Exchange Commission (the “SEC”). As a shareholder of another money market fund, a Fund would bear, along with other shareholders, its prorata portion of the other money market fund’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that Fund bears directly (and the Fund bears indirectly on a prorata basis) in connection with its own operations.

Letters of Credit. Municipal obligations, including certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Advisor, are of investment quality comparable to other permitted investments of a fund may be used for letter of credit backed investments.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. The Funds effect sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under Rule 2a-7 of the 1940 Act, the Trust’s Board has approved policies established by the Funds’ Advisor reasonably calculated to prevent each fund’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Trust’s Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in each Fund’s portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by a fund are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” Each fund will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. A fund may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the fund may not make more than one such investment at any time during such period. A fund may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the fund. Further, a fund may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the fund.

The assets of each fund consist entirely of cash items and investments having a stated maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The portfolio of each Fund will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of a fund will vary according to the management’s appraisal of money market conditions.

Municipal Lease Obligations and Participation Interests. Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts. They may be variable rate or fixed rate.

A fund may purchase from banks participation interests in all or part of specific holdings of municipal obligations, provided the participation interest is fully insured. Each participation is backed by an irrevocable letter of credit or guarantee of the selling bank that the Advisor has determined meets the prescribed quality standards of the fund. Therefore, either the credit of the issuer of the municipal obligation or the selling bank, or both, will meet the quality standards of the particular fund. A fund has the right to sell the participation back to the bank after seven days’ notice for the full principal amount of the fund’s interest in the municipal obligation plus accrued interest, but only (i) as required to provide liquidity to the fund, (ii) to maintain a high quality investment portfolio or (iii) upon a default under the terms of the municipal obligation. The selling bank will receive a fee from the fund in connection with the arrangement. A fund will not purchase participation interests unless in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Advisor, the interest from such participations is exempt from regular federal income tax and state income tax for the fund.

A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the fund’s original investment.

Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a fund’s limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a fund may be determined by the Advisor to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Advisor will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Advisor will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a fund.

A fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the fund with the right to demand payment, on not more than seven days’ notice, of all or any part of such fund’s participation interest in the underlying municipal lease obligation, plus accrued interest.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the funds may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer-term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or “Ginnie Mae” (the Government National Mortgage Association) at the end of the project construction period.

Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

A fund will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities assigned by Moody’s (Aaa or Aa) or assigned by S&P (AAA or AA); (b) are guaranteed or insured by the US Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of US Government securities acceptable to the funds’ Advisor; (d) have at the time of purchase Moody’s short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P’s municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody’s or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the fund’s Advisor. See “Appendix” for a more detailed discussion of the Moody’s and S&P ratings outlined above. In addition, the funds limit their investments to securities that meet the quality requirements of Rule 2a-7 under the 1940 Act. See “Net Asset Value.”

Dividends representing net interest income received by a fund on Municipal Securities will be exempt from federal income tax when distributed to the fund’s shareholders. Such dividend income may be subject to state and local taxes. The fund’s assets will consist of Municipal Securities, taxable temporary investments as described below and cash. A fund considers short-term Municipal Securities to be those that mature in 397 calendar days or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by a fund are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, a fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A fund may invest in short-term “private activity” bonds.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.

Municipal Trust Receipts. The Tax-Exempt Portfolio may invest up to 35% of its net assets in municipal trust receipts (“MTRs”). MTRs are also sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder’s interest in the underlying securities at par plus accrued interest to a financial institution. MTRs are generally issued as fixed or variable rate instruments. These trusts are structured so that the purchaser of the MTR would be considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The Fund’s investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund. The Funds expect to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond, although it is possible that the Internal Revenue Service (the “IRS”) will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.

Repurchase Agreements. A fund may invest in repurchase agreements, which are instruments under which a fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during a fund’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff.

A repurchase agreement provides a means for a fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the fund) “acquires a security (Obligation)” and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the fund together with the repurchase price on the date of repurchase. In either case, the income to the fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by that fund or as being collateral for a loan by the fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the fund has not perfected an interest in the Obligation, the fund may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the fund may incur a loss if the proceeds to the fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the fund will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

Securities Backed by Guarantees. A fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Stand-by Commitments. A stand-by commitment is a right acquired by a fund, when it purchases a municipal obligation from a broker, dealer or other financial institution (“seller”), to sell up to the same principal amount of such securities back to the seller, at the fund’s option, at a specified price. Stand-by commitments are also known as “puts.” The exercise by the fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

Stand-by commitments acquired by a fund will have the following features: (1) they will be in writing and will be physically held by the fund’s custodian; (2) the fund’s right to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Advisor’s opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the fund’s acquisition cost (excluding any accrued interest which the fund paid on their acquisition), less any amortized market premium or plus any amortized original issue discount during the period the fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

A fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Advisor will determine that stand-by commitments ordinarily have a “fair value” of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where a fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

The Advisor understands that the Internal Revenue Service (the “Service”) has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. A fund intends to take the position that it owns any municipal obligations acquired subject to a Stand-by Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case.

Third Party Puts. A fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to the fund will be that of holding such a long-term bond and the weighted average maturity of the fund’s portfolio would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, the fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund’s portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government-related debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the US Government Securities in the fund’s portfolio does not guarantee the net asset value of the shares of the fund. There are market risks inherent in all investments in securities and the value of an investment in the fund will fluctuate over time. Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the fund and may even result in losses to the fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the fund’s average portfolio maturity. As a result, the fund’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. A fund may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that “float” continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

When-Issued Securities. A fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the fund will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the fund, is subject to changes in market value based upon changes in the level of interest rates and investors’ perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the fund’s assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

A fund will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the fund reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Portfolio Holdings Information

Each Fund’s complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until a Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). A Fund does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by a Fund.

Each Fund’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), sub-advisers, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to a Fund who require access to this information to fulfill their duties to a Fund, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, to shareholders in connection with in-kind redemptions, or to other entities if a Fund has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of a Fund’s non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by a Fund’s Trustees must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of a Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to a Fund’s Trustees.

Registered investment companies that are sub-advised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a Fund’s Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a Fund’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds sub-advised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which Fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will protect a Fund from the potential misuse of portfolio holdings information by those in possession of that information.

MANAGEMENT OF THE FUNDS

Investment Advisor. On April 5, 2002, 100% of Scudder not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management (“DeAM”), is the investment advisor for each Fund. Under the supervision of the Board of Trustees of the Trust, DeIM with headquarters at 345 Park Avenue, New York, New York 10154, makes each Fund’s investment decisions, buys and sells securities for the Funds and conducts research that leads to these purchase and sale decisions. The Advisor manages each Fund’s daily investment and business affairs subject to the policies established by each Trust’s Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. The Funds’ Advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The Advisor manages each Fund’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees. The Trustees have overall responsibility for the management of each Fund under Massachusetts law.

Pursuant to an investment management agreement with each Fund, the Advisor acts as each Fund’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Funds if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for a Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that a Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of a Fund can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

The present investment management agreement for each Fund (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last approved by the Trustees on September 23, 2005, will continue in effect until September 30, 2006, and continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust (“Independent Trustees” or “Non-Interested Trustees”), cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of each Fund.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminate in the event of its assignment.

Under the Agreement, the Advisor regularly provides each Fund with continuing investment management for each Fund’s portfolio consistent with each Fund’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to each Fund’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

From August 1, 2005 to June 12, 2005 the Trust, on behalf of the Funds, paid the Advisor an advisory fee at the annual rate of 0.50% of the first $215 million of the combined average daily net assets of each Fund, 0.375% of the next $335 million of combined net assets, 0.30% of the next $250 million of combined net assets and 0.25% of combined average daily net assets of each Fund over $800 million. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of each Fund and unpaid.

Effective June 13, 2005, the Trust on behalf of the Funds, pays the Advisor an advisory fee at the annual rate of 0.50% of the first $215 million of the combined average daily net assets of each Fund, 0.375% of the next $335 million of combined net assets, 0.30% of the next $250 million of combined net assets, 0.25% of the next $800 million of combined assets, 0.24% of the next $800 million of combined net assets, 0.23% of the next $800 million of combined net assets, and 0.22% of combined average daily net assets of each Fund over $3.2 billion. The fee is payable monthly, provided that each Fund will make such interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of each Fund and unpaid.

The advisory fees paid by each Fund for its last three fiscal years are shown in the table below.

Fund	2005	2004	2003
Money Market Fund	$8,951,891	$10,186,555	$12,089,174
Government & Agency Money Fund	$1,068,653	$1,209,944	$1,508,579
Tax-Exempt Money Fund	$1,694,462	$1,654,412	$1,795,355

Under its investment management agreement a Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of a Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. A Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. A Fund is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning the Agreements, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Funds’ expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds’ custodian bank. It is the Advisor’s opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

Board Considerations in Connection with the Annual Review of the Investment Management Agreement — Scudder Money Market Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund’s investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”) in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees’ findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its U.S. mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank’s commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund’s gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund’s investment objective and policies. The Board also noted that it has put a process into place of identifying “Focus Funds” (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor’s remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund’s gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund’s management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. (“Lipper”). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor’s estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Money Fund in June 2005

(the “YieldWise Merger”). The information provided to the Board showed that the Fund’s management fee rate (including the effects of the YieldWise Merger) was below the median of the peer group and that the Fund’s total expense ratio was below the median of the peer universe. The Board also considered the Fund’s management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that (i) both the mix of services provided and the level of responsibility required under the Agreement were significantly greater as compared to the Advisor’s obligations for similarly managed institutional accounts; and (ii) the management fees of institutional accounts are less relevant to the Board’s consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor’s commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM’s methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor’s commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management’s representation that such actions will not materially impact the Advisor’s ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Board Considerations in Connection with the Annual Review of the Investment Management Agreement — Scudder Government & Agency Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund’s investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DeIM” or the

“Advisor”) in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees’ findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its U.S. mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank’s commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund’s gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund’s investment objective and policies. The Board also noted that it has put a process into place of identifying “Focus Funds” (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor’s remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund’s gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund’s management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. (“Lipper”). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor’s estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Government & Agency Money Fund in June 2005 (the “YieldWise Merger”). The information provided to the Board showed that the Fund’s management fee rate (taking the YieldWise Merger into account) was below the median of the peer group and that the Fund’s total expense ratio was below the median of the peer universe. The Board also considered the Fund’s management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor’s commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM’s methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor’s commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management’s representation that such actions will not materially impact the Advisor’s ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Board Considerations in Connection with the Annual Review of the Investment Management Agreement — Scudder Tax-Exempt Money Fund

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund’s investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”) in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Fund. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees’ findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered, generally, that shareholders invested in the Fund, or approved the investment management agreement for the Fund, knowing that the Advisor managed the Fund and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its U.S. mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank’s commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Fund with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Fund’s gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Fund’s investment objective and policies. The Board also noted that it has put a process into place of identifying “Focus Funds” (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor’s remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Fund’s gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Fund’s management fee rate, operating expenses and total expense ratio, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. (“Lipper”). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor’s estimate of current expenses for the Fund. The Board noted that the Fund adopted a revised management fee schedule with additional breakpoints in connection with the acquisition of the assets and liabilities of Scudder YieldWise Municipal Money Fund in June 2005 (the “Yieldwise Merger”). The information provided to the Board showed that the Fund’s management fee rate (taking into account the effects of the YieldWise Merger) was below the median of the peer group and that the Fund’s total expense ratio was below the median of the peer universe. The Board also considered the Fund’s management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor’s commitment to cap total expenses through November 30, 2008 in connection with the YieldWise Merger.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM’s methodology in allocating its costs to the management of the Fund. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Fund. The Board noted that the management fee schedule included six breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Fund. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor’s commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management’s representation that such actions will not materially impact the Advisor’s ability to perform under the Agreement or materially impact the Fund.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Code of Ethics

The Funds, the Advisor and the Funds’ principal underwriter have each adopted codes of ethics under rule 17j-1 of the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for a Fund in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than a Fund making the trade, and not all such information is used by the Advisor in connection with such Fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to a Fund.
The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, a Fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to a Fund.

Deutsche Bank AG or one of its affiliates may act as a broker for a Fund and receive brokerage commissions or other transaction-related compensation from a Fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds’ Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges a Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Fund for such purchases. During the last three fiscal years each Fund paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

SERVICE PROVIDERS

Principal Underwriter

Scudder Distributors, Inc. (SDI), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the continuous sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice and shares are voted in the aggregate and not by Fund whenever shareholders vote with respect to such agreement. SDI receives no compensation from the Funds as principal underwriter for the Funds shares and pays all expenses of distribution of the Funds shares.

Certain officers or trustees of the Trust are also directors or officers of the Advisor and SDI as indicated under “Officers and Trustees.”

Independent Registered Public Accounting Firm

The financial highlights of each Fund included in the Funds’ prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on the authority of said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to each Fund and the Independent Trustees.

Fund Accounting Agent

Scudder Fund Accounting Corporation (“SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Funds and maintaining portfolio and general accounting records. Currently, SFAC receives no fee for its services to the Funds; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Pursuant to an agreement among the Advisor, SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and SFAC, not by the Funds.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Funds.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (“SSB”), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Funds. State Street attends to the collection of principal and income, and payment for and collection of proceeds bought and sold by the Funds.

State Street also acts as transfer agent for the Funds. Pursuant to a services agreement with State Street, Scudder Investments Service Company (SISC), 210 W. 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as “Shareholder Service Agent.” State Street receives as transfer agent, and pays to SISC annual account fees of a maximum of $10 per account, a $5 new account set up fee, an annual asset based fee of 0.05% of average daily net assets and out-of-pocket expense reimbursement.

During the fiscal year ended July 31, 2005, shareholder service fees were remitted for Money Market Fund in the amount of $3,256,811, for Government & Agency Money Fund in the amount of $333,133 and for Tax-Exempt Money Fund in the amount of $416,977 to SISC as Shareholder Service Agent.

During the fiscal year ended July 31, 2004, shareholder service fees were remitted for Money Market Fund in the amount of $3,552,414, for Government & Agency Money Fund in the amount of $376,484, and for Tax-Exempt Money Fund in the amount of $409,599 to SISC as Shareholder Service Agent.

During the fiscal year ended July 31, 2003, shareholder service fees were remitted for Money Market Fund in the amount of $4,595,480, for Government & Agency Money Fund in the amount of $578,970, and for Tax-Exempt Money Fund in the amount of $468,723 to SISC as Shareholder Service Agent.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. (“DST”), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Funds.

Custodian’s fee may be reduced by certain earnings credits in favor of each Fund.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds’ prospectus. There is no sales charge. The minimum initial investment in any Fund is $1,000 ($500 for IRAs), $10,000 for a Scudder MoneyPLUS AccountSM and the minimum subsequent investment is $50, but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Trust or the Advisor and its affiliates and the $3 monthly fee assessed on accounts below $1,000. Since each Fund will be investing in instruments that normally require immediate payment in federal funds (monies credited to a bank’s account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that each Fund receives investable funds.

SDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of a Fund with the following compensation schedule up to the following amounts:

	Compensation Schedule (1)
	Amount of Shares Sold	As a Percentage of Net Asset Value
Tax-Exempt Money Fund	$1 million to $15 million	0.15%

(1)	The Compensation Schedule applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets.

	Compensation Schedule (1)
	Amount of Shares Sold		As a Percentage of Net Asset Value
Money Market Fund and Government & Agency Money Fund	Up to $	15 million	0.15%

(1)	The Compensation Schedule applies to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system maintained by ADP, Inc. for Scudder-branded plans under an alliance with SDI and its affiliates.

If shares of a Fund to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which may be up to 10 days from receipt by the Fund of the purchase amount. Shareholders may not use expedited redemption procedures (wire transfer or Redemption Check) until the shares being redeemed have been owned for at least 10 days, and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

Due to the desire of the Trust’s management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder’s possession may be sent to the Transfer Agent for cancellation and credit to such shareholder’s account. Shareholders who currently hold certificates may hold the certificates in their possession until they wish to exchange or redeem such shares.

Orders for purchase of shares of a Fund received by wire transfer in the form of federal funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day’s dividend if effected at or prior to the 2:00 p.m. Eastern time net asset value determination for Money Market Fund and Government & Agency Money Fund and at or prior to the 12:00 p.m. Eastern time net asset value determination for Tax-Exempt Money Fund, otherwise, dividends will begin to accrue for the next business day if effected at the 4:00 p.m. Eastern time net asset value determination. Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the 4:00 p.m. Eastern time net asset value effective on the trade date. These purchases will begin earning dividends the calendar day following the payment date.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in federal funds, the payment should be directed to Scudder Money Funds: UMB of Kansas City, N.A. (ABA #1010-0069-5) Scudder Money Market Fund: #98-0103-346-8, or Scudder Government & Agency Money Fund: 98-0116-259-4 or, Scudder Tax-Exempt Money Fund: 98-0001-577-6.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds’ prospectus. If processed at 4:00 p.m. Eastern time, the shareholders will receive that day’s dividend. A shareholder may elect to use either the regular or expedited redemption procedures. Shareholders who redeem shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (“Exchange”) is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund’s investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds’ shareholders.

In addition, the Money Market Fund may delay payments of redemptions in the event of a closing of the Federal Reserve Bank’s wire payment system until a reasonable time after the system reopens, but in any event the Fund may not delay payment more than seven days except under the circumstances discussed in the previous paragraph.

Although it is each Fund’s present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Trust will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

Regular Redemptions. When shares are held for the account of a shareholder by the Trust’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Scudder Investments Service Company, P.O. Box 219557, Kansas City, Missouri 64121-9557. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Redemption by Check/ACH Debit Disclosure. The Funds will accept Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your Fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize a Fund upon receipt of an ACH debit entry referencing your account number, to redeem Fund shares in your account to pay the entry to the third party originating the debit. A Fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The Funds, the Funds’ transfer agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; a Fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your Fund account should not be initiated or authorized by you in amounts exceeding the amount of Shares of a Fund then in the account and available for redemption. A Fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by a Fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told a Fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, a Fund may also require that you put your request in writing so that a Fund will receive it within 14 days after you call. If you order a Fund to stop one of these payments three (3) business days or more before the transfer is scheduled and a Fund does not do so, a Fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please telephone (1-800-621-1048) or write (Scudder Investments, 222 South Riverside Plaza, Chicago, IL 60606-5808) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than 60 days after a Fund sent you the first Fund account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty (60) days after a Fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if a Fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event a Fund, the Funds’ named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the Funds’ agreement with you, a Fund may be liable for your losses or damages. A Fund will not be liable to you if (i) there are not sufficient funds available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, a Fund’s liability shall not exceed the amount of the transfer in question.

A Fund, the Funds’ named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given a Fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and each Fund reserves the right to suspend, terminate or modify your ability to redeem fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated

Clearing House Association (“NACHA”) Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Fund reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 12:00 p.m. Eastern time and can be identified as an investment in a fund will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability. A Fund is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. Each Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Fund were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Fund reserves the right to terminate or modify this privilege at any time.

Redemptions by Draft. Upon request, shareholders will be provided with drafts to be drawn on a Fund (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Fund’s books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Fund reserves the right to terminate or modify this privilege at any time.

A Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $500; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund’s shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Fund’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund’s transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Special Features. Certain firms that offer Shares of a Fund also provide special redemption features through charge or debit cards and checks that redeem Fund Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

SPECIAL FEATURES

Automatic Withdrawal Program. If you own $5,000 or more of a Fund’s shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $3/month charge if your account balance is below $1,000 for the last 30 days. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) with State Street as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers (“SIMPLE”), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts with State Street as custodian. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with State Street Bank and Trust as custodian describe the current fees payable to State Street Bank and Trust for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets. Each Fund is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Although each Fund’s distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Fund.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow-through as tax-exempt interest to its shareholders, provided that at least 50% of the value of the Fund’s assets at the end of each quarter of the taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Fund intends to satisfy this 50% requirement in order to permit distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. These distributions may be subject to the individual or corporate alternative minimum tax. Discount from certain stripped tax-exempt obligations or their coupons may be taxable.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of a Fund’s shares. Any shareholder who is not a US Person (as such term is defined in the Code) should consider the US and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to the current US withholding tax rate on amounts constituting ordinary income received by him or her, where such amounts are treated as income from US sources under the Code.

Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the Internal Revenue Service (“IRS”) to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from federal income taxation of interest on certain governmental obligations to persons who are “substantial users” (or persons related thereto) of facilities financed by such obligations. The Funds have not undertaken any investigation as to the users of the facilities financed by bonds in their portfolios.

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, tax-exempt bonds, as well as the tax-exempt nature of interest paid thereon. It is not possible to predict with certainty the effect of these recent tax law changes upon the tax-exempt bond market, including the availability of obligations appropriate for investment, nor is it possible to predict any additional restrictions that may be enacted in the future.

Exempt-interest dividends are included as income for purposes of determining whether the amount of a shareholder’s total social security benefits and railroad retirement benefits are subject to tax.

Tax-Free versus Taxable Yield. With respect to Tax-Exempt Money Fund, you may want to determine which investment — tax-free or taxable — will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that Tax-Exempt Money Fund may generate. Both tables are based upon current law as to the 2005 federal tax rate schedules.

FEDERAL

Taxable Income Single	Effective State Rate	Effective Federal Rate	Federal Tax Bracket	Taxable Income Joint	Effective State Rate	Effective Federal Rate	Federal Tax Bracket

$29,701 - $71,950	0.00%	25.00%	25.00%	$59,401 - $119,950	0.00%	25.00%	25.00%
$71,951 - $150,150	0.00%	28.00%	28.00%	$119,951 - $182,800	0.00%	28.00%	28.00%
$150,151 - $326,450	0.00%	33.00%	33.00%	$182,801 - $326,450	0.00%	33.00%	33.00%
over $326,450	0.00%	35.00%	35.00%	over $326,450	0.00%	35.00%	35.00%

If your combined federal and state effective tax rate in 2004 is:

10.00%	15.00%	25.00%	28.00%	33.00%	35.00%

To match these tax-free yields:	Your taxable investment would have to earn the following yield:
2.00%	2.22%	2.35%	2.67%	2.78%	2.99%	3.08%
3.00%	3.33%	3.53%	4.00%	4.17%	4.48%	4.62%
4.00%	4.44%	4.71%	5.33%	5.56%	5.97%	6.15%
5.00%	5.56%	5.88%	6.67%	6.94%	7.46%	7.69%
6.00%	6.67%	7.06%	8.00%	8.33%	8.96%	9.23%
7.00%	7.78%	8.24%	9.33%	9.72%	10.45%	10.77%
8.00%	8.89%	9.41%	10.67%	11.11%	11.94%	12.31%
9.00%	10.00%	10.59%	12.00%	12.50%	13.43%	13.85%

Please note:

1)	This chart does not take into consideration any local or city tax rates.

2)	The effective state and federal tax rates are calculated using the highest marginal tax rate within the applicable tax bracket.

3)	The combined effective tax rate reflects a deduction for state income taxes on the federal return.

4)	Taxable income amounts represent taxable income as defined in the Internal Revenue Code

NET ASSET VALUE

The net asset value of shares of each Fund is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

Each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of a Fund’s net asset value also may be processed on a confirmed basis in accordance with the procedures established by SDI.

OFFICERS AND TRUSTEES

The following table presents certain information regarding the Trustees and Officers of Scudder Money Funds as of December 1, 2005. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee’s term of office extends until the next shareholder’s meeting called for the purpose of electing such Trustee and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Trustees

Name, Year of Birth , Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Petrson (1941) Chairperson since 2004, and Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	71

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; American Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71

Lewis A. Burnham (1933) Trustee, 1977-present	Retired; formerly, Director of Management Consulting, McNulty & Company; (1990-1998); prior thereto, Executive Vice President, Anchor Glass Container Corporation	66

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994)	71

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm)	71

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71

Robert H. Wadsworth (1940) Trustee, 2004-present	President, Robert H. Wadsworth Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	74

	* Inception date of the corporation which was the predecessor to the L.L.C.

John G. Weithers (1933) Trustee, 1993-present	Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange. Directorships: Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges; Records Management Systems	66

Interested Trustee and Officers(2)

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen

William N. Shiebler(4) (1942) Trustee, 2004-present	Vice Chairman, Deutsche Asset Management (“DeAM”) and a member (1942) of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999)	120

Vincent J. Esposito(4) (1956) President, 2005-present	Managing Director(3), Deutsche Asset Management (since 2003); (1956) President and Chief Executive Officer of The Central Europe and Russia Fund, Inc., The European Equity Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); Vice Chairman and Director of The Brazil Fund, Inc. (2004-present); formerly, Managing Director, Putnam Investments (1991-2002)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director((3)), Deutsche Asset Management	n/a

Paul H. Schubert(5) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director((3)), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette(5) (1962) Secretary, 2001-present	Director((3)), Deutsche Asset Management	n/a

Patricia DeFilippis (4) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Daniel O. Hirsch(6) (1954) Assistant Secretary, 2002-present	Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); formerly, Director, Deutsche Asset Management (1999-2002); Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)	n/a

Elisa D. Metzger(4) (1962) Assistant Secretary, 2005-present	Director(3), Deutsche Asset Management (since September 2005); Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director((3)), Deutsche Asset Management	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director((3)), Deutsche Asset Management	n/a

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen

Kathleen Sullivan D’Eramo(5) (1957) Assistant Treasurer, 2003-present	Director((3)), Deutsche Asset Management	n/a

John Robbins(4) (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director((3)), Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo(4) (1962) Chief Compliance Officer, 2004-present	Managing Director((3)), Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

(1)	Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the Funds, managed by the Advisor. For the officers of the Funds, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.

(4)	Address: 345 Park Avenue, New York, New York 10154.

(5)	Address: Two International Place, Boston, Massachusetts 02110.

(6)	Address: One South Street, Baltimore, Maryland 21202.

Officers’ Role with Principal Underwriter: Scudder Distributors, Inc.

Caroline Pearson:                 Secretary

Philip J. Collora:                   Assistant Secretary

Trustees’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight of the management of the Funds. A majority of the Trust’s Board members are not “interested persons” of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Trustees, makes recommendations regarding the selection of independent registered public accounting firms for the Fund, confers with the independent registered public accounting firm regarding the Fund’s financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman, William McClayton and Lewis A. Burnham. The Audit Committee held eight meetings during calendar year 2004.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Lewis A. Burnham, James R. Edgar, Shirley D. Peterson (Chair) and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held six meetings during calendar year 2004.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Trustees, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee was established in November, 2004 and therefore held no meetings during calendar year 2004.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Fund’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), William N. Shiebler, Donald L. Dunaway (alternate) and John G. Weithers (alternate). The Trust’s Valuation Committee held two meetings during calendar year 2004.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Fund, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine, Robert H. Wadsworth and John G. Weithers. The Equity Oversight Committee held four meetings during calendar year 2004.

Operations Committee: The Operations Committee oversees the operations of the Fund, such as reviewing each Fund’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman, Robert H. Wadsworth and John G. Weithers. The Operations Committee held six meetings during calendar year 2004.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Funds, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held five meetings during calendar year 2004.

Remuneration. Each Independent Trustee receives a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Fund’s investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Independent Trustees (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Fund, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Trustee’s share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Trustee from the Fund and aggregate compensation from the fund complex during the calendar year 2004.

Name of Trustee	Compensation From Scudder Money Market Fund	Compensation From Scudder Government & Agency Money Fund	Compensation From Scudder Tax-Exempt Money Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustee from Fund Complex(4)(5)
John W. Ballantine	$8,146	$3,529	$3,834	$0	$194,195
Lewis A. Burnham	$9,504	$4,117	$4,549	$0	$217,840
Donald L. Dunaway(1)	$8,490	$4,039	$4,430	$0	$212,925
James R. Edgar(2)	$7,060	$3,360	$3,700	$0	$171,820
Paul K. Freeman	$7,830	$3,735	$4,095	$0	$190,635
Robert B. Hoffman	$8,206	$3,504	$3,909	$0	$185,550
William McClayton((3))	$0	$0	$0	$0	$0
Shirley D. Peterson((6))	$9,061	$4,315	$4,679	$0	$219,375
Robert H. Wadsworth((7))	$0	$0	$0	$0	$171,000
John G. Weithers	$6,990	$3,340	$3,650	$0	$173,260

(1)

Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the

Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Mr. Dunaway are $18,760.

(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Trust to Governor Edgar are $102,324.

(3)	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

(4)	For each Trustee, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Trustee, except Messrs. Wadsworth, Burnham and Weithers, currently serves on the boards of 22 trusts/corporations comprised of 71 funds/portfolios. Mr. Wadsworth currently serves on the boards of 24 DeAM trust/corporations comprised of 74 funds/portfolios. Messrs. Burnham and Weithers currently serve on the boards of 17 DeAM trust/corporations comprised of 66 funds/portfolios.

(5)	Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of ad hoc committees of the Chicago Board in connection with the possible consolidation of the various Scudder Fund Boards. Such amounts totaled $10,170 for Mr. Burnham and Ms. Peterson. These meeting fees were borne by the Funds. In addition, the aggregate compensation reflects amounts paid to the Trustees for ad hoc committee meetings held with respect to legal and regulatory matters. These amounts totaled $11,865 for Messrs. Ballantine and Dunaway and $8,475 for Mr. Freeman and Ms. Peterson. These meeting fees were borne by the Advisor.

(6)	Includes $27,470 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

(7)	Mr. Wadsworth was appointed to the Chicago Board on December 30, 2004. He served as a member of the New York Board and the Germany Funds Board in 2004, for which he received the compensation indicated.

Mr. Freeman, prior to his service as Independent Trustee of the Trust, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as Trustees of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Trustee Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years, an Independent Trustee will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate equal to at least one times the amount of the annual retainer received from such funds, with investments allocated to at least one money market, fixed-income and equity fund portfolio, where such an investment is suitable for the particular Independent Trustee’s personal investment needs. Each interested Trustee is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Trustee’s share ownership of the Fund and all funds in the fund complex overseen by each Trustee as of December 31, 2004.

Name of Trustee	Dollar Range of Securities Owned in Money Market Fund	Dollar Range of Securities Owned in Government & Agency Money Fund	Dollar Range of Securities Owned in Tax- Exempt Money Fund	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Trustee

John W. Ballantine	None	None	None	Over $100,000
Lewis A. Burnham	Over $100,000	None	None	Over $100,000
Donald L. Dunaway*	$1-$10,000	None	$50,001-$100,000	Over $100,000
James R. Edgar*	None	None	None	Over $100,000
Paul K. Freeman	None	None	None	$1 - $10,000**
Robert B. Hoffman	Over $100,000	None	$1-$10,000	Over $100,000
William McClayton***	$10,001-$50,000	None	None	$10,001 - $50,000
Shirley D. Peterson	Over $100,000	None	None	Over $100,000
William N. Shiebler	None	None	None	Over $100,000
Robert H. Wadsworth***	None	None	None	Over $100,000
John G. Weithers	$1-$10,000	None	None	Over $100,000

*	The dollar range of shares shown includes shadow shares of certain Scudder funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”

**	Mr. Freeman owned over $100,000 in other funds within the Scudder Fund Complex.

***	Newly appointed Trustees, as of December 30, 2004.

As of November 11, 2005, all Trustees and Officers of the Fund as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Fund.

To the best of the Fund’s knowledge, as of November 11, 2005, no person owned of record or beneficially 5% or more of any class of the Fund’s outstanding shares.

Ownership in Securities of the Advisor and Related Companies

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

Independent Trustee	Owner and Relationship to Trustee	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
John W. Ballantine		None
Lewis A. Burnham		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None
John G. Weithers		None

Agreement to Indemnify Independent Directors/Trustees for Certain Expenses. In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Funds, each Fund’s investment advisor has agreed, subject to applicable law and regulation, to indemnify and hold harmless the applicable Funds against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Funds or the investment advisor (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Funds against the Funds, their directors and officers, the Funds’ investment advisor and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the applicable Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, each Fund’s investment advisor has also agreed, subject to applicable law and regulation, to indemnify the applicable Funds’ Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. The applicable investment advisor is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action with respect to which the applicable Fund’s Board determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a director or trustee of the Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by each Fund’s investment advisor will survive the termination of the investment management agreements between the applicable investment advisor and the Funds.

FUND ORGANIZATION

Organizational Description

Scudder Money Funds is an open-end, diversified, management investment company, organized as a business trust under the laws of Massachusetts on August 9, 1985. Effective April 14, 1997, the name of the Trust was changed from Kemper Money Funds to Zurich Money Funds. Effective April 8, 2002, the name of the Trust was changed from Zurich Money Funds to Scudder Money Funds. Also effective April 8, 2002, Zurich Money Market Fund was redesignated Scudder Money Market Fund, Zurich Government Money Fund was redesignated Scudder Government Money Fund and Zurich Tax-Free Money Fund was redesignated Scudder Tax-Exempt Money Fund. On May 1, 2004, Scudder Government Money Fund was redesignated Scudder Government & Agency Money Fund.

The Trust may issue an unlimited number of shares of beneficial interest, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. Currently, the Trust’s shares are not divided into classes.

The Trustees have the authority to create additional Funds and to designate the relative rights and preferences as between the different Funds. The Trustees also may authorize the division of shares of a Fund into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Funds’ prospectus. Each share has equal rights with each other share of the same class of a Fund as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Fund or class by notice to the shareholders without shareholder approval.

The Funds generally are not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of a Fund or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of a Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Fund, or any registration of a Fund with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a

Fund or the Trust’s Trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust’s portfolio securities and executed by the shareholder entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

PROXY VOTING GUIDELINES

The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Advisor and its affiliates, including the Fund’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights — The Advisor generally votes against proposals that restrict shareholder rights.

•	Corporate Governance — The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

•	Anti-Takeover Matters — The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters — The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters — The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the Fund’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

A description of each Fund’s policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type “proxy voting” in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of a Fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

FINANCIAL STATEMENTS

The financial statements, including the investment portfolio, of each Fund, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Funds dated July 31, 2005, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

APPENDIX — RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2, Duff-1, Duff-2 and F-1, F-2 Commercial Paper Ratings Commercial paper rated by Standard & Poor’s Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated “A” or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer’s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody’s Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The ratings F-1 and F-2 are the highest commercial paper ratings assigned by Fitch Investors Services, Inc. Issues assigned a rating of F-1 are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned an F-1 rating.

MIG-1 and MIG-2 Municipal Notes

Moody’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR’S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor’s Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

MOODY’S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

AAA. Highest credit quality. This rating denotes the lowest degree of credit risk.

AA. Very high credit quality. This rating denotes a very low expectation of credit risk.

DUFF & PHELP’S INC. BOND RATINGS

AAA. Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

INVESTORS CASH TRUST

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares

Government Cash Managed Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2006

This Statement of Additional Information contains information about DWS Government Cash Institutional Shares (“Institutional Shares”) and Government Cash Managed Shares (“Managed Shares,” collectively, the “Shares”) of Government & Agency Securities Portfolio (the “Portfolio”) offered by Investors Cash Trust (the “Trust”). This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses for Institutional Shares and Managed Shares of the Portfolio, each dated August 1, 2006, as amended from time to time, copies of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1148 (for Managed Shares) and 1-800-537-3177 (for Institutional Shares), or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolio, dated March 31, 2006, accompanies this Statement of Additional Information. The financial statements contained therein, together with accompanying notes, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectuses.

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INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which, except for the policies designated as nonfundamental below, may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Trust is an open-end diversified management investment company.

As a matter of fundamental policy, the Portfolio may not:

1.	borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4.	engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5.	purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio’s ownership of securities;

6.	purchase physical commodities or contracts relating to physical commodities; or

7.	make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are nonfundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio’s shareholders:

The Portfolio may not:

1.	borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes;

2.	lend portfolio securities in an amount greater than 5% of its total assets;

3.	invest more than 10% of net assets in illiquid securities; or

4.	invest more than 10% of total assets in non-affiliated registered investment companies.

The Portfolio will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Portfolio’s net assets, valued at the time of the transaction, would be invested in such securities.

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INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise indicated, the Portfolio’s investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio’s objective will be met.

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

The Portfolio is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government & Agency Securities Portfolio and the Treasury Portfolio. The Government & Agency Securities Portfolio currently offers three classes of shares: the Service Shares, the Government Cash Managed Shares, and the DWS Government Cash Institutional Shares. Institutional and Managed Shares of the Government & Agency Securities Portfolio are described herein. Because the Portfolio combines its shareholders’ money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio’s investments. The Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The Portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

The Portfolio’s investments in obligations issued or guaranteed by US Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust’s Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above. The Portfolio will also provide written notice to shareholders at least sixty days prior to changing the Portfolio’s investment objective, if the trustees vote to do so.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), in its discretion, might, but is not required to, use in managing the Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio’s performance.

Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

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Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Portfolio’s Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an “underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, a fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund’s decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio.

Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, the Portfolio is subject to its applicable investment restrictions relating to borrowing.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a money market fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of their responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent the Portfolio’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio’s investment portfolio, and when necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies

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were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the two highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term “Government securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to management’s appraisal of money market conditions. The Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a US Government security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the Portfolio may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff. Currently, the Portfolio will only enter into repurchase agreements with primary US Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security (“Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event

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of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the Portfolio may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, the Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like a fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Portfolio’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. The Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals not exceeding 397 calendar days to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to the Portfolio will be that of holding such a long-term bond and the weighted average maturity of the Portfolio’s investments and the Portfolio’s liquidity would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, a fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will

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agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund’s portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Portfolio’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio’s average portfolio maturity. As a result, the Portfolio’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. The Portfolio may invest in US Government securities having rates of interest that are adjusted periodically or which “float” continuously according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A fund determines the maturity of Variable Rate Securities in accordance with

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Rule 2a-7, which allows the fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. The Portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment restrictions and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

Portfolio Holdings Information

In addition to the public disclosure of portfolio holdings through required Securities and Exchange Commission (“SEC”) quarterly filings, the Portfolio may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Portfolio’s prospectus. The Portfolio does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if the Portfolio has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of the Portfolio’s non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio’s Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Portfolio or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Portfolio’s Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Portfolio and information derived therefrom, including, but not limited to, how the Portfolio’s investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Portfolio’s holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Portfolio’s Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Portfolio’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Portfolio.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Portfolio. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

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There is no assurance that the Portfolio’s policies and procedures with respect to the disclosure of portfolio holdings information will protect the Portfolio from the potential misuse of portfolio holdings information by those in possession of that information.

MANAGEMENT OF THE PORTFOLIO

Investment Advisor. On April 5, 2002, 100% of Zurich Scudder Investments, Inc. (“Scudder”), not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and Scudder changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Portfolio, with headquarters at 345 Park Avenue, New York, New York, 10154, DeIM makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. The Advisor manages the Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds, DeIM provides a full range of investment advisory services to institutional and retail clients. The Portfolio’s investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term “DWS Scudder” is the designation given to the products and services provided by the Advisor and its affiliates to the DWS Mutual Funds.

Pursuant to an investment management agreement with the Trust, on behalf of the Portfolio, the Advisor acts as the Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased

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or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.

The present investment management agreement for Investors Cash Trust (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last renewed by the Trustees on September 23, 2005, will continue in effect until September 30, 2006 and continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of the Portfolio.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management for the Portfolio consistent with the Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to the Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Portfolio (such as the Portfolio’s transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolio’s federal, state and local tax returns; preparing and filing the Portfolio’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Portfolio under applicable federal and state securities laws; maintaining the Portfolio’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolio’s operating budget; processing the payment of the Portfolio’s bills; assisting the Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Under the Agreement, the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

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The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolio’s expense.

For these services, the Trust pays the Advisor a monthly investment management fee of 1/12 of 0.15% of the average daily net assets of the Government & Agency Securities Portfolio and Treasury Portfolio (a separate portfolio of the Trust). The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. For fiscal years ended March 31, 2004, 2005 and 2006 the Trust incurred investment management fees for the Government & Agency Securities Portfolio of $706,593, $773,214 and $686,096, respectively.

From time to time, the Advisor may voluntarily waive or reimburse certain operating expenses. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

The Advisor may enter into arrangements with affiliates and third-party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Code of Ethics

The Portfolio, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolio, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases

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and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Portfolio to their customers. However, the Advisor does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with such Portfolio. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or

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disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio. Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the Portfolio in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolio’s Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions.

During the last three fiscal years the Portfolio paid no portfolio brokerage commissions.

PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant to an underwriting and distribution services agreement (the “Distribution Agreement”), DWS Scudder Distributors, Inc. (“DWS-SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, DWS-SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. DWS-SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs. DWS-SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. DWS-SDI receives no compensation from the Trust as principal underwriter for the Shares and pays all expenses of distribution of the shares not otherwise paid by dealers and other financial services firms. DWS-SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.

The Distribution Agreement, last approved by the Trustees of the Trust on September 23, 2005, continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by DWS-SDI upon 60 days’ written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a “majority of the outstanding voting securities” of the Trust as defined under the 1940 Act.

Administrative services are provided to the Managed Shares of the Portfolio under a shareholder services agreement (the “Services Agreement”) with DWS-SDI. DWS-SDI bears all its expenses of providing services pursuant to the Services Agreement between DWS-SDI and the Managed Shares of the Portfolio, including the payment of service fees. Pursuant to a Rule 12b-1 Plan, Managed Shares of the Portfolio currently pay DWS-SDI an administrative services fee, payable monthly, at an annual rate of up to 0.15% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.25% of average daily net assets.

The Trust, on behalf of Managed Shares, has approved a Rule 12b-1 Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. As noted above, the Managed Shares pay an administrative services fee to DWS-SDI as a percentage of average daily net assets for services provided for

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the benefit of the Portfolio and the shareholders. The fee is paid pursuant to the Plan. The Plan may continue for additional one-year periods so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee to be paid by the Portfolio without approval by a majority of the outstanding voting securities of the Managed Shares of the Portfolio and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Plan. The Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust. The Managed Shares of the Trust will vote separately with respect to the Plan.

During the fiscal years ended March 31, 2004, 2005 and 2006 the Managed Shares of Government & Agency Securities Portfolio incurred administrative services fees of $172,567, $328,803 and $290,832, respectively. During the calendar years ended 2004 and 2005, DWS-SDI (or the Advisor as predecessor to DWS-SDI) paid $305,561 and $301,702, respectively, as service fees to firms.

DWS-SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms (“firms”) that provide services and facilities for their customers or clients who are investors in Managed Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, DWS-SDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.15% of the average daily net assets in the Portfolio’s Managed Shares accounts that it maintains and services. This fee may be paid from fees received by DWS-SDI under the Plan. Firms to which service fees may be paid may include affiliates of DWS-SDI.

In addition, DWS-SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Managed Shares of the Portfolio.

DWS-SDI also may provide some of the above services and may retain any portion of the fee under the Plan not paid to firms to compensate itself for administrative functions performed for the Managed Shares of the Portfolio.

Independent Registered Public Accounting Firm

The financial highlights of the Portfolio included in the Portfolio’s prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on said firm as experts in auditing and accounting. Ernst & Young LLP audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semiannual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz P.C., 222 North LaSalle Street, Chicago, IL 60601, serves as legal counsel to the Trust and the Independent Trustees.

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Fund Accounting Agent

DWS Scudder Fund Accounting Corporation (“DWS-SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining portfolio and general accounting records. Currently, DWS-SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, DWS-SFAC may seek payment for its services under this agreement.

Pursuant to an agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), DWS-SFAC and the Advisor have delegated certain fund accounting functions to SSB under the Portfolio accounting agreement. The costs and expenses of such delegation are borne by the Advisor and DWS-SFAC, not by the Portfolio.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolio.

Custodian, Transfer Agent And Shareholder Service Agent

SSB, 225 Franklin Street, Boston, Massachusetts 02110, (the “Custodian”), as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio.

SSB also acts as transfer agent for the Portfolio. Pursuant to a services agreement with State Street, DWS Scudder Investments Service Company (DWS-SISC), 210 West 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as “Shareholder Service Agent.” State Street receives as transfer agent, and pays to DWS-SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

The Portfolio has entered in to arrangements whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio’s expenses. During the fiscal year ended March 31, 2006, the Government & Agency Securities Portfolio’s custodian fee was reduced by $169 under these arrangements.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by DWS-SISC, not by the Portfolio.

PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio’s agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

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Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by DWS-SDI of the order accompanied by payment. Orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the determination of net asset value will be confirmed at a price based on the net asset value next determined after receipt by DSW-SDI (“trade date”).

Certificates. Share certificates will not be issued. Share certificates now in a shareholder’s possession may be sent to the Portfolio’s transfer agent, for cancellation and book-entry credit to such shareholder’s account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms (“Firms”) provide varying arrangements for their clients to purchase and redeem the Portfolio’s shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Portfolio’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Portfolio’s transfer agent, DWS-SISC (the “Transfer Agent”) will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. The Portfolio has authorized the Shareholder Service Agent to pay to these Firms, out of the Portfolio’s assets, up to 0.10% of 1% (up to 0.02 of 1% for DWS Government Cash Institutional Shares) for services and other expenses relating to these nominee accounts including all of the individual sub-accounting necessary for the processing of purchases and redemptions as part of the brokerage sweep, processing of daily dividends and monthly payment/reinvestment of accrued dividends, providing periodic statements, tax reporting, changing account information for customers, administering daily wire transfers and reconciliations with the Portfolio and other similar functions. These Firms also coordinate with the Transfer Agent in connection with the Portfolio’s check writing program. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Portfolio has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for the Portfolio’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Portfolio’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Portfolio when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Portfolio and the financial institution, ordinarily orders will be priced at the Portfolio’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Portfolio. Further, if purchases or redemptions of the Portfolio’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Portfolio’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Portfolio at any time for any reason.

Purchase of Shares

Shares of the Portfolio are sold at net asset value next determined after an order and payment are received in the form described in the prospectus. Investors must indicate the class of shares in the Portfolio in which they wish to invest. The Portfolio has established a minimum initial investment for the Managed Shares of $100,000 and $1,000 ($100 for IRAs and $50 for automatic investment plans) for each subsequent investment. The minimal initial investment for the Institutional Shares is $1,000,000. There is no minimum for each subsequent investment in the Institutional Shares. These minimums may be changed at any time in management’s discretion. Firms offering Portfolio shares may set higher minimums for accounts they service and may change such minimums at their discretion. The Trust may waive the minimum for purchases by trustees, directors, officers or employees of the

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Trust or the Advisor and its affiliates. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

The Portfolio seeks to remain as fully invested as possible at all times in order to achieve maximum income. Since the Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank’s account with its regional Federal Reserve Bank), the Portfolio has adopted procedures for the convenience of its shareholders and to ensure that the Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from the Trust or financial services firms. Orders for purchase of Managed Shares and Institutional Shares of the Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day’s dividend if effected at or prior to the 4:00 p.m. Eastern time net asset value determination for the Portfolio.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see “Policies You Should Know About” in the Portfolio’s prospectuses.

The Portfolio, Shareholder Servicing Agent and Cash Products Group each reserves the right to reject any purchase order. The Portfolio will accept purchase orders after 4:00 p.m. Eastern time and before 5:00 p.m. Eastern time, but will reject certain purchase orders after 2:00 p.m. Eastern time. Orders received between 2:00 p.m. and 4:00 p.m. eastern time will be accepted from existing Portfolio shareholders only. In addition, purchase orders received after 2:00 p.m. may be rejected based upon maximum limits set by the Portfolio as to purchases from a single investor and as to the aggregate amount of purchases accepted after 2:00 p.m. on a given day.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 5:00 p.m. Eastern time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate Portfolio bank account (144:98-0120-0321-1 for the Institutional Shares and 244:98-0120-0321-1 for the Managed Shares) and further credit to your account number.

No third party checks or cash equivalents (cashier checks, money orders, etc.) will be accepted for initial investment to establish an account.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at or prior to 4:00 p.m. Eastern time, the shareholder will receive that day’s dividend. Upon receipt by a shareholder services agent of a redemption request before 2:00 p.m. Eastern time, with proceeds to be sent by wire, the shareholder will not receive that day’s dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

The Portfolio reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by a portfolio or the fair determination of the value of the portfolio’s net assets not reasonably

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practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

Although it is the Portfolio’s present policy to redeem in cash, the Portfolio may pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirements, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares of the Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see “Redemptions by Draft”) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

The Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to DWS Scudder Investments Service Company, 222 South Riverside Plaza, Chicago, IL 60606. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee

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is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under “General” above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-537-3177. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder’s account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemption by Check/ACH Debit Disclosure (Managed Shares only). The Portfolio will accept Automated Clearing House (“ACH”) debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your Portfolio account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize the Portfolio upon receipt of an ACH debit entry referencing your account number, to redeem Portfolio shares in your account to pay the entry to the third party originating the debit. The Portfolio will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. The Portfolio, the Portfolio’s transfer agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; the Portfolio will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your Portfolio account should not be initiated or authorized by you in amounts exceeding the amount of Shares of the Portfolio then in the account and available for redemption. The Portfolio may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Portfolio account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by the Portfolio to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you have told the Portfolio in advance to make regular payments out of your account, you may stop any of these payments by writing or calling your financial advisor or investment firm in time for them to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, the Portfolio may also require that you put your request in writing so that the Portfolio will receive it within 14 days after you call. If you

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order the Portfolio to stop one of these payments three (3) business days or more before the transfer is scheduled and the Portfolio does not do so, the Portfolio will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

In case of errors or questions about your ACH debit entry transactions please contact your financial advisor or investment firm as soon as possible (but no later than sixty (60) days after you are sent the first Portfolio statement on which the transaction appears) if you think your statement is wrong or shows an improper transfer or if you need more information about a transfer listed on the statement. The Shareholder Service Agent must hear from your financial advisor or investment firm no later than 60 days after the Portfolio sent you the first Portfolio account statement on which the problem or error appeared. If the Shareholder Service Agent is not notified by your financial advisor or investment firm within sixty (60) days after the Portfolio sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if the Portfolio or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

Tell us your name and account number. Describe the error or the transfer you are unsure about, and explain why you believe it is an error or why you need more information. Tell us the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Portfolio shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.

In the event the Portfolio, the Portfolio’s named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to the Portfolio’s agreement with you, the Portfolio may be liable for your losses or damages. The Portfolio will not be liable to you if (i) there are not sufficient Portfolios available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, the Portfolio’s liability shall not exceed the amount of the transfer in question.

The Portfolio, the Portfolio’s named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given the Portfolio written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and the Portfolio reserves the right to suspend, terminate or modify your ability to redeem Portfolio shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association (“NACHA”) Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a

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federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-537-3177 or in writing, subject to the limitations on liability described under “General” above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft (Managed Shares Only). Upon request, shareholders will be provided with drafts to be drawn on Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000. If the check is less than $1,000, a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

Special Features. Certain firms that offer shares of the Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

Automatic Withdrawal Program (Managed Shares Only). An owner of $5,000 or more of the Portfolio’s shares may provide for the payment from the owner’s account of any requested dollar amount up to $50,000 to be paid to the owner or the owner’s designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by the

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Portfolio and may be terminated at any time by the shareholder or the Portfolio. Firms provide varying arrangements for their clients to redeem shares of the Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and DWS-SDI can establish your account in any of the following types of retirement plans:

•	Individual Retirement Accounts (IRAs) trusteed by State Street Bank. This includes Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

•	403(b) Custodial Accounts also trusteed by State Street Bank. This type of plan is available to employees of most non-profit organizations.

•	Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans trusteed by State Street Bank describe the current fees payable to State Street Bank for its services as trustee. Investors should consult with their own tax advisors before establishing a retirement plan.

Electronic Funds Transfer Programs. For your convenience, the Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by the Trust for these programs. To use these features, your financial institution (your employer’s financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer’s payroll bank in the case of Direct Deposit, and your account. Your bank’s crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trust. Shareholders should contact DWS Scudder Investments Service Company at 1-800-728-3337 (for Managed Shares) and 1-800-537-3177 (for Institutional Shares) or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolio.

DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of the Portfolio at the net asset value normally on the last calendar day of each month if a business day, otherwise on the next business day. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Scudder Mutual Fund offering this privilege at the net asset value of such other fund. See “Special Features — Exchange Privilege” for a list of such other Scudder Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Scudder Mutual Fund, shareholders must maintain a minimum account value of $100,000 and $1,000,000 for the Managed and Institutional shares of this Portfolio, respectively, and also must maintain a minimum account value of $100,000 and $1,000,000 in the corresponding shares of the Portfolio in which dividends are reinvested.

The Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio generally consists of (a) accrued interest income plus or minus amortized discount or premium, excluding market discount for the Portfolio, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of the Portfolio are accrued each day. Since the Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive

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monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see “Purchase of Shares”). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

TAXES

The following is intended to be a general summary of certain US federal income tax consequences of investing in the Portfolios. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Portfolio.

The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Code and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income and the diversification of its assets.

The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than US government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses.

The Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gain in the manner required under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary taxable income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during any prior calendar year. Although the Portfolio’s distribution policies should enable it to avoid excise tax liability, the Portfolio may

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retain (and be subject to income or excise tax on) a portion of its capital gains or other income if it appears to be in the interest of such Portfolio.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Portfolio with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio’s shares. Any shareholder who is not a US Person (as such term is defined in the Code) should consider the US and foreign tax consequences of ownership of shares of a Portfolio, including the possibility that such a shareholder may be subject to a flat US withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from US sources under the Code.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

NET ASSET VALUE

The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the

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determination of the Portfolio’s net asset value also may be processed on a confirmed basis in accordance with the procedures established by DWS-SDI.

TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members and Officers of Investors Cash Trust as of August 1, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member’s term of office extends until the next shareholder’s meeting called for the purpose of electing such Board Member and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Board Member.

The following individuals hold the same position with the Portfolio and the Trust.

Independent Board Members

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson since 2004, and Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	68

John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company)	68

Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994)	68

James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	68

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Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Board Member, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	68

Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm)	68

William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	68

Robert H. Wadsworth (1940) Board Member, 2004-present

President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

*       Inception date of the corporation which was the predecessor to the L.L.C.

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Officers(2)

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Michael G. Clark(4) (1965) President, 2006-present	Managing Director(3), Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)	n/a

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Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director(3), Deutsche Asset Management	n/a

Paul H. Schubert(4) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director(3), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette(5) (1962) Secretary, 2001-present	Director(3), Deutsche Asset Management	n/a

Patricia DeFilippis(4) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger(4) (1962) Assistant Secretary, 2005-present	Director(3), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director(3), Deutsche Asset Management	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director(3), Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo(5) (1957) Assistant Treasurer, 2003-present	Director(3), Deutsche Asset Management	n/a

John Robbins(4) (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director(3), Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo(4) (1962) Chief Compliance Officer, 2004-present	Managing Director(3), Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

(1)	Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the Portfolio, managed by the Advisor. For the officers of the Portfolio, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.

(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Portfolio.

(3)	Executive title, not a board directorship.

(4)	Address: 345 Park Avenue, New York, New York 10154.

(5)	Address: Two International Place, Boston, Massachusetts 02110.

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Officers’ Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary
Philip J. Collora:	Assistant Secretary

Trustees’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust’s Board members are not “interested persons” of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Trustees, makes recommendations regarding the selection of independent registered public accounting firms for the Portfolio, confers with the independent registered public accounting firm regarding the Portfolio’s financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and William McClayton. The Audit Committee held ten meetings during calendar year 2005.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Shirley D. Peterson (Chair), James R. Edgar and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held five meetings during calendar year 2005.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Trustees, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee held three meetings during calendar year 2005.

Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), Robert H. Wadsworth, Donald L. Dunaway (alternate) and William McClayton (alternate). The Trust’s Valuation Committee held one meeting during calendar year 2005.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine and Robert H. Wadsworth. The Equity Oversight Committee held five meetings during calendar year 2005.

Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing the Portfolio’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are

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John W. Ballantine (Chair), Paul K. Freeman and Robert H. Wadsworth. The Operations Committee held seven meetings during calendar year 2005.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held six meetings during calendar year 2005.

Remuneration. For the calendar year ended 2005, each Independent Board Member received a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. Effective January 1, 2006, each Independent Board Member receives an annual base retainer, paid quarterly, and, as applicable, an additional annual fixed fee(s) for serving as committee member, committee chairman and/or as the Independent Board chairman. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolio’s investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolio and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Independent Trustees (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Board Member’s share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Board Member from the Portfolio and aggregate compensation from the fund complex during the calendar year 2005.

Name of Trustee	Compensation from Government & Agency Securities Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustee from Fund Complex(3)(4)(5)
John W. Ballantine	$3,880	$0	$215,150
Donald L. Dunaway(1)	$3,970	$0	$224,660
James R. Edgar(2)	$3,300	$0	$173,790
Paul K. Freeman	$3,950	$0	$215,150
Robert B. Hoffman	$3,530	$0	$187,940
William McClayton	$3,420	$0	$181,180
Shirley D. Peterson(6)	$3,770	$0	$208,580
Robert H. Wadsworth	$3,220	$0	$224,510

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Mr. Dunaway are $2,733.

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(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Governor Edgar are $17,875.

(3)	For each Board Member, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Board Member, except Mr. Wadsworth, currently serves on the boards of 21 trusts/corporations comprised of 68 funds/portfolios. Mr. Wadsworth currently serves on the boards of 24 DeAM trust/corporations comprised of 71 funds/portfolios.

(4)	Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of ad hoc committees of the Chicago Board in connection with reviewing the Funds’ rebranding initiatives to change to the DWS Family of Funds and with respect to legal and regulatory matters. Such amounts totaled $15,340 for each of Messrs. Ballantine, Freeman and Ms. Peterson, $20,510 for Mr. Dunaway, and $5,170 for Messrs. Edgar, Hoffman, McClayton and Wadsworth. These meeting fees were borne by the Advisor.

(5)	If the new Independent Board Member compensation structure, effective January 1, 2006, had been in effect for the calendar year 2005, the range of compensation paid to the Independent Trustees would have been between $175,000 and $225,000.

(6)	Includes $38,010 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

Mr. Freeman, prior to his service as Independent Board Member of the Trust, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years of becoming a Board Member, an Independent Board Member will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate in excess of $150,000. Each interested Board Member is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Board Member’s share ownership of the Fund and all funds in the fund complex overseen by each Board Member as of December 31, 2005.

Name of Board Member	Dollar Range of Securities Owned in Government & Agency Securities Portfolio	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Board Member
John W. Ballantine	None	Over $100,000
Donald L. Dunaway*	None	Over $100,000
James R. Edgar*	None	Over $100,000
Paul K. Freeman	None	$1-$10,000**
Robert B. Hoffman	None	Over $100,000
William McClayton	None	$50,001-$100,000***

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Name of Board Member	Dollar Range of Securities Owned in Government & Agency Securities Portfolio	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Board Member
Shirley D. Peterson	None	Over $100,000
William N. Shiebler	None	Over $100,000
Robert H. Wadsworth	None	Over $100,000

*	The dollar range of shares shown includes shadow shares of certain DWS Family of Funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”

**	Mr. Freeman owned over $100,000 in other funds within the DWS Fund Complex.

***	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

Ownership in Securities of the Advisor and Related Companies

As reported to a Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of a Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of a Portfolio (including Deutsche Bank AG).

Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis
John W. Ballantine		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None

Securities Beneficially Owned

As of July 18, 2006, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

To the best of the Portfolio’s knowledge, as of July 18, 2006, no person owned of record or beneficially 5% or more of any class of a Portfolio’s outstanding shares, except as noted below.

As of July 18, 2006, 7,012,899.480 shares in the aggregate, or 8.69% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of City of Milwaukee Public Schools, David Kirchgessner — Comptroller, Milwaukee, WI 53208, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 21,332,570.440 shares in the aggregate, or 26.43% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of D.A. Davidson & Co., ICT GVT

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INST SHRS Omnibus Account #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 12,444,616.220 shares in the aggregate, or 15.42% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of Lane Industries, Northbrook, IL 60062-4500, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 11,336,911.270 shares in the aggregate, or 14.05% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of City of Milwaukee Public Schools, David Kirchgessner — Comptroller, Milwaukee, WI 53208, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 19,646,681.340 shares in the aggregate, or 24.34% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of Harvard Pilgrim Healthcare, Attn: Accounting Dept., Wellesley, MA 02481-3609, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 7,536,011.400 shares in the aggregate, or 5.19% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Denton County, C of O’s, Denton, TX 76201-9026, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 10,396,066.370 shares in the aggregate, or 1.23% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Denton County, 2005 PI Bonds, Attn: Cindy Yeats Brown, County Treasurer, Denton, TX 76201-9026, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 10,743,432.590 shares in the aggregate, or 18.67% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Comal County General Fund, Attn: Susan Patterson, New Braunfels, TX 78130-5122, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 9,895,500.000 shares in the aggregate, or 4.45% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Parker County Cash Pool Account, Attn: Jim Thorp, Weatherford, TX 76086-5855, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 7,496,023.090 shares in the aggregate, or 9.29% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Texas City ISD Maintenance Account, Attn: Richard L Etteredge, Texas City, TX 77592-1150, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 38,117,370.100 shares in the aggregate, or 21.70% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Saturn & Co., Attn: ICMS Processing, Boston, MA 02116-5021, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 112,583,000.000 shares in the aggregate, or 64.09% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Fiduciary Trust Co. International as agent, Attn: Mutual Fund Processing, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 9,693,000.000 shares in the aggregate, or 5.52% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Fiduciary Trust Co. International as agent, Non Compensation Account, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

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Agreement to Indemnify Independent Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Portfolio, DeIM has agreed to indemnify and hold harmless the Portfolio against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting DeIM (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Portfolio against the Portfolio, their directors and officers, DeIM and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolio and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DeIM has also agreed to indemnify the Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. DeIM is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Portfolio’ Boards determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Portfolio or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a trustee of the Portfolio as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. This undertaking by DeIM will survive the termination of the investment management agreements between DeIM and the Portfolio.

TRUST ORGANIZATION

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: Government & Agency Securities Portfolio and Treasury Portfolio. Government & Agency Securities Portfolio is divided into three classes of shares: DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares. Treasury Portfolio is divided into two classes of shares: Premier Money Market Shares and Service Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of a Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio’s prospectus. Each share has equal rights with each other share of the same class of a Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by notice to the shareholders without shareholder approval.

The Portfolio generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Trust or any series or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust,

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the By-laws, or any registration of the Trust with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust’s Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of a Portfolio and each Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor elected at such meeting or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust’s portfolio securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

PROXY VOTING GUIDELINES

The portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including each portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights — The Advisor generally votes against proposals that restrict shareholder rights.

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•	Corporate Governance — The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

•	Anti-Takeover Matters — The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters — The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters — The Advisor generally votes for the ratification of independent registered public accounting firm, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the Portfolio’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

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You may obtain information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or by visiting our Web site at www.dws-scudder.com (click on “proxy voting” at the bottom of the page).

FINANCIAL STATEMENTS

The financial statements, including the portfolio of investments, of Government Cash Managed Shares and Government Cash Institutional Shares of Government & Agency Securities Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated March 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this combined Statement of Additional Information.

ADDITIONAL INFORMATION

The CUSIP number of Government & Agency Securities Portfolio’s Managed shares is 461473-308.

The CUSIP number of Government & Agency Securities Portfolio’s Institutional shares is 461473-407.

The Portfolio has a fiscal year end of March 31.

The Portfolio’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

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INVESTORS CASH TRUST

Government & Agency Securities Portfolio

Service Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2006

This Statement of Additional Information contains information about the Service Shares of Government & Agency Securities Portfolio (the “Portfolio”) offered by Investors Cash Trust (the “Trust”). This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Service Shares of the Portfolio, dated August 1, 2006, as amended from time to time, a copy of which may be obtained without charge by contacting DWS Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-231-8568, or from the firm from which this Statement of Additional Information was obtained.

The Annual Report to Shareholders of the Portfolio, dated March 31, 2006, accompanies this Statement of Additional Information. The financial statements contained therein, together with accompanying notes, are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

This Statement of Additional Information is incorporated by reference into the prospectus.

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INVESTMENT RESTRICTIONS

The Trust has adopted for the Portfolio certain investment restrictions which, except for the policies designated as nonfundamental below, may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio which, under the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Trust is an open-end diversified management investment company.

As a matter of fundamental policy, the Portfolio may not:

1.	borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2.	issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3.	concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4.	engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5.	purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio’s ownership of securities;

6.	purchase physical commodities or contracts relating to physical commodities; or

7.	make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The following policies are non-fundamental, and may be changed or eliminated for the Portfolio by its Board without a vote of the Portfolio’s shareholders:

The Portfolio may not:

1.	lend portfolio securities in an amount greater than 5% of its total assets;

2.	invest more than 10% of net assets in illiquid securities; or

3.	invest more than 10% of total assets in non-affiliated investment companies.

4.	borrow money in an amount greater than one third of its total assets, except for temporary or emergency purposes.

The Portfolio will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 10% of the Portfolio’s net assets, valued at the time of the transaction, would be invested in such securities.

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INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise indicated, the Portfolio’s investment objective and policies are not fundamental and may be changed without a vote of shareholders. There can be no assurance that the Portfolio’s objective will be met.

The Portfolio described in this Statement of Additional Information seeks to provide maximum current income consistent with stability of capital. The Portfolio is managed to maintain a net asset value of $1.00 per share.

The Portfolio is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. The Portfolio is designed for investors who seek maximum current income consistent with stability of capital. The Trust pools individual and institutional investors’ money to buy high quality money market instruments. The Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. It currently offers two investment Portfolios: the Government & Agency Securities Portfolio and the Treasury Portfolio. The Government & Agency Securities Portfolio currently offers three classes of shares: the Service Shares, the Government Cash Managed Shares and the DWS Cash Institutional Shares. The Treasury Portfolio offers two classes of shares: Service Shares and the Premier Money Market Shares. Service Shares of Government & Agency Securities Portfolio are described herein. The Treasury Portfolio is described in a separate SAI. Because the Portfolio combines its shareholders’ money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying the Portfolio’s investments. The Portfolio’s investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. Thus, the Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that the Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.

The Portfolio is designed primarily for state and local governments and related agencies, school districts and other tax-exempt organizations to invest the proceeds of tax-exempt bonds and working capital.

The Portfolio’s investments in obligations issued or guaranteed by US Government agencies or instrumentalities currently are limited to those issued or guaranteed by the following entities: Federal Land Bank, Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Fannie Mae, Government National Mortgage Association and Export-Import Credit Bank. The foregoing list of acceptable entities is subject to change by action of the Trust’s Board of Trustees; however, the Trust will provide written notice to shareholders at least sixty (60) days before any purchase by the Portfolio of obligations issued or guaranteed by an entity not named above. The Portfolio will also provide written notice to shareholders at least sixty days prior to changing the Portfolio’s investment objective, if the trustees vote to do so.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Portfolio may engage or a financial instrument which the Portfolio may purchase are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), in its discretion, might, but is not required to, use in managing the Portfolio’s assets. The Advisor may, in its discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolio, but, to the extent employed, could, from time to time, have a material impact on the Portfolio’s performance.

Illiquid Securities and Restricted Securities. The Portfolio may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Issuers of restricted securities may not be subject to

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the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

The Portfolio’s Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Portfolio may be required to bear all or part of the registration expenses. The Portfolio may be deemed to be an “underwriter” for purposes of the 1933 Act, when selling restricted securities to the public and, in such event, the Portfolio may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Portfolio may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Portfolio may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between a fund’s decision to sell a restricted or illiquid security and the point at which a fund is permitted or able to sell such security, a fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Portfolio.

Interfund Borrowing and Lending Program. The Trust, on behalf of the Portfolio, has received exemptive relief from the SEC which permits the Portfolio to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day’s notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Portfolio is actually engaged in borrowing through the interfund lending program, each is subject to its applicable investment restrictions relating to borrowing.

Maintenance of $1.00 Net Asset Value, Credit Quality and Portfolio Maturity. Pursuant to a rule of the Securities and Exchange Commission, a money market fund effects sales, redemptions and repurchases at the net asset value per share, normally $1.00. In fulfillment of its responsibilities under that rule, the Board of Trustees has approved policies established by the Advisor reasonably calculated to prevent Portfolio’s net asset value per share from deviating from $1.00 except under unusual or extraordinary circumstances and the Board will periodically review the Advisor’s operations under such policies at regularly scheduled Board meetings. Those policies include a weekly monitoring by the Advisor of unrealized gains and losses in the Portfolio’s investment portfolio, and when

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necessary, in an effort to avoid deviation, taking corrective action, such as adjusting the maturity of the investment portfolio, or, if possible, realizing gains or losses to offset in part unrealized losses or gains. The result of those policies may be that the yield on shares of a fund will be lower than would be the case if the policies were not in effect. Such policies also provide for certain action to be taken with respect to portfolio securities which experience a downgrade in rating or suffer a default.

Securities eligible for investment by the Portfolio are those securities which are generally rated (or issued by an issuer with comparable securities rated) in the two highest short-term rating category by at least two rating services (or by one rating service, if no other rating agency has issued a rating with respect to that security). These securities are known as “first tier securities.” Securities generally rated (or issued by an issuer with comparable securities rated) in the top two categories by at least two rating agencies (or one, if only one rating agency has rated the security) which do not qualify as first tier securities are known as “second tier securities.” The Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the US Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time during such period. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

The assets of the Portfolio consist entirely of cash items and investments having an effective maturity date of 397 calendar days or less from the date of purchase (including investment in repurchase agreements, in which case maturity is measured by the repurchase date, without respect to the maturity of the obligation). The term “Government securities,” as used herein, means securities issued or guaranteed as to principal or interest by the US Government, its agencies or instrumentalities. The Portfolio will be managed so that the average maturity of all instruments (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio will vary according to management’s appraisal of money market conditions. The Portfolio will invest only in securities determined by the Advisor, pursuant to procedures adopted by the Board, to be of high quality with minimal credit risks.

Repurchase Agreements. The Portfolio may invest in repurchase agreements, which are instruments under which the Portfolio acquires ownership of a US Government security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio’s holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

The Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Advisor to be at least as high as that of other obligations the fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody’s, S&P or Duff. Currently, the Portfolio will only enter into repurchase agreements with primary US Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the Advisor.

A repurchase agreement provides a means for the Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security (“Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to the Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

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It is not clear whether a court would consider the Obligation purchased by the fund subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and the Portfolio has not perfected an interest in the Obligation, the fund may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to enforce the seller’s contractual obligation to deliver additional securities.

Section 4(2) Paper. Subject to its investment objectives and policies, the Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolios who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolios through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Advisor considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Portfolio’s Board, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the Portfolio on illiquid securities. The Advisor monitors the liquidity of its investments in Section 4(2) paper on a continuing basis.

Securities Backed by Guarantees. The Portfolio may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. A money market fund’s ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a fund and affect its share price.

Third Party Puts. The Portfolio may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the fund at specified intervals not exceeding 397 calendar days to tender (or “put”) the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Portfolio receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond or a loss of the bond’s tax-exempt status, the put option will terminate automatically, the risk to the Portfolio will be that of holding such a long-term bond and the weighted average maturity of the Portfolio’s investments and the Portfolio’s liquidity would be adversely affected.

These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments. As with any Stand-By Commitments acquired by a fund, the fund intends to take the position that it is the owner of any

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municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Internal Revenue Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Advisor seeks to manage the fund’s portfolio in a manner designed to minimize any adverse impact from these investments.

US Government Securities. There are two broad categories of US Government debt instruments: (a) direct obligations of the US Treasury, and (b) securities issued or guaranteed by US Government agencies.

Examples of direct obligations of the US Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the US Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the US Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the US Treasury, there is no guarantee that the US Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

US Government Securities may include “zero coupon” securities that have been stripped by the US Government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a US Government agency or instrumentality.

Interest rates on US Government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day US Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

Normally, the value of investments in US Government Securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in US Government Securities will tend to decline, and as interest rates fall the value of the Portfolio’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Portfolio’s average portfolio maturity. As a result, the Portfolio’s return may experience greater volatility during periods of rising interest rates than under normal market conditions.

Variable Rate Securities. The Portfolio may invest in US Government securities having rates of interest that are adjusted periodically or which “float” continuously according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank’s prime rate, the 90-day US Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities (“Variable Rate Demand Securities”) have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on

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Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. A Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows a Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Investment Company Securities. The portfolio may acquire securities of other investment companies to the extent consistent with its investment objective and investment restrictions and subject to the limitations of the 1940 Act. The Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

Portfolio Holdings Information

In addition to the public disclosure of portfolio holdings through required Securities and Exchange Commission (“SEC”) quarterly filings, the Portfolio may make its portfolio holdings information publicly available on the DWS Funds Web site as described in the Portfolio’s prospectus. The Portfolio does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by the Portfolio.

The Portfolio’s procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management, Inc. and its affiliates (collectively “DeAM”), subadvisors, if any, custodians, independent registered public accounting firms, securities lending agents, financial printers, proxy voting firms and other service providers to the Portfolio who require access to this information to fulfill their duties to the Portfolio, subject to the requirements described below. This non-public information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, to shareholders in connection with in-kind redemptions, or to other entities if the Portfolio has a legitimate business purpose in providing the information, subject to the requirements described below.

Prior to any disclosure of the Portfolio’s non-public portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Portfolio’s Trustees must make a good faith determination in light of the facts then known that the Portfolio has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Portfolio, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by the Portfolio or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to the Portfolio’s Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about the Portfolio and information derived therefrom, including, but not limited to, how the Portfolio’s investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the Portfolio’s holdings could not be derived from such information.

Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor the Portfolio’s Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to the Portfolio’s portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of the Portfolio.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of the Portfolio. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

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There is no assurance that the Portfolio’s policies and procedures with respect to the disclosure of portfolio holdings information will protect the Portfolio from the potential misuse of portfolio holdings information by those in possession of that information.

MANAGEMENT OF THE PORTFOLIO

Investment Advisor. On April 5, 2002, 100% of Zurich Scudder Investments, Inc. (“Scudder”), not including certain UK operations (known as Threadneedle Investments), was acquired by Deutsche Bank AG and changed its name to Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”). DeIM, which is part of Deutsche Asset Management, is the investment advisor for the Portfolio. Under the supervision of the Board of Trustees of the Portfolio, with headquarters at 345 Park Avenue, New York, New York, 10154, DeIM makes the Portfolio’s investment decisions, buys and sells securities for the Portfolio and conducts research that leads to these purchase and sale decisions. The Advisor manages the Portfolio’s daily investment and business affairs subject to the policies established by the Trust’s Board of Trustees. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. The term “DWS Scudder” is the designation given to the products and services provided by the Advisor and its affiliates to the DWS Mutual Funds.

Pursuant to an investment management agreement with the Trust, on behalf of the Portfolio, the Advisor acts as the Portfolio’s investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits its officers and employees to serve without compensation as trustees or officers of one or more Portfolios if elected to such positions. To the extent permissible by law, the Advisor may appoint certain of its affiliates as sub-advisors to perform certain of the Advisor’s duties.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.

In certain cases, the investments for the Portfolio are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Portfolio is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of these other mutual funds.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the Advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased

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or sold by the Portfolio. Purchase and sale orders for the Portfolio may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Portfolio.

The present investment management agreement for Investors Cash Trust (the “Agreement”) was approved by the Trustees on February 4, 2002 and became effective on April 5, 2002. The Agreement, last reviewed by the Trustees on September 23, 2005, will continue in effect until September 30, 2006 and continue from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust’s Trustees or of a majority of the outstanding voting securities of the Portfolio.

The Agreement may be terminated at any time without payment of penalty by either party on sixty days’ written notice and automatically terminates in the event of its assignment.

Under the Agreement, the Advisor regularly provides the Portfolio with continuing investment management consistent with the Portfolio’s investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Portfolio’s assets shall be held uninvested, subject to the Trust’s Declaration of Trust, By-Laws, the 1940 Act, the Internal Revenue Code of 1986, as amended (the “Code”) and to the Portfolio’s investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Portfolio.

Under the Portfolio’s Agreement, the Advisor also renders administrative services (not otherwise provided by third parties) necessary for the Portfolio’s operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Portfolio (such as the Portfolio’s transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Portfolio’s federal, state and local tax returns; preparing and filing the Portfolio’s federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities; monitoring the registration of shares of the Portfolio under applicable federal and state securities laws; maintaining the Portfolio’s books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Portfolio; assisting in the resolution of accounting and legal issues; establishing and monitoring the Portfolio’s operating budget; processing the payment of the Portfolio’s bills; assisting the Portfolio in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Portfolio in the conduct of its business, subject to the direction and control of the Trustees.

Under its Agreement, the Portfolio is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers’ commissions; legal, auditing and accounting expenses; insurance; taxes and governmental fees; the fees and expenses of the transfer agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Portfolio may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Portfolio. The Portfolio is also responsible for its expenses of shareholders’ meetings, the cost of responding to shareholders’ inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Portfolio with respect thereto.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

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The Portfolio, or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Portfolio shares whose interests are held in an omnibus account.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not “interested persons” of the Advisor are represented by independent counsel at the Portfolio’s expense.

For these services, the Trust pays the Advisor a monthly investment management fee of 1/12 of 0.15% of the average daily net assets of the Government & Agency Securities Portfolio and Treasury Portfolio (a separate portfolio of the Trust). The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net assets of each. For fiscal years ended March 31, 2004, 2005 and 2006, the Trust incurred investment management fees for the Government & Agency Securities Portfolio of $706,593, $773,214 and $686,096, respectively.

Through July 31, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Portfolio to the extent necessary to maintain the Portfolio’s total operating expenses at 0.25%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

By contract, the Advisor and certain affiliates had agreed to waive and reimburse certain operating expenses to 0.25% of the average daily net assets of the Service Shares of the Portfolio on an annual basis until July 31, 2006. For this purpose, “Portfolio operating expenses” do not include certain expenses such as reorganization, taxes, brokerage and interest expense. By contract, the Advisor and certain affiliates had agreed to waive and reimburse certain operating expenses to 0.25% of the average daily net assets of the Service Shares of the Portfolio on an annual basis until July 31, 2005. For this purpose, “Portfolio operating expenses” do not include certain expenses such as reorganization, taxes, brokerage and interest expense.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Code of Ethics

The Portfolio, the Advisor and the principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolio, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor’s Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Among other things, the Advisor’s Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations

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and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor’s Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer’s ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer’s knowledge of the market and the security; the broker-dealer’s ability to maintain confidentiality; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and other over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and other over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the fund to their customers. However, the Advisor does not consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”), when placing portfolio transactions for the Portfolio, to cause the Portfolio to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services. The Advisor, however, does not as a matter of policy execute transactions with broker-dealers for the Portfolio in order to obtain research from such broker-dealers that is prepared by third parties (i.e., “third party research”). However, the Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, obtain proprietary research prepared by the executing broker-dealer in connection with a transaction or transactions through that broker-dealer (i.e., “proprietary research”). Consistent with the Advisor’s policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of proprietary research in selecting the broker-dealer to execute the trade. Proprietary research provided by broker-dealers may include, but is not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Proprietary research is typically received in the form of written reports, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and associated hardware, and meetings arranged with corporate and industry representatives.

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In reliance on Section 28(e) of the 1934 Act, the Advisor may also select broker-dealers and obtain from them brokerage services in the form of software and/or hardware that is used in connection with executing trades. Typically, this computer software and/or hardware is used by the Advisor to facilitate trading activity with those broker-dealers.

Proprietary research and brokerage services received from a broker-dealer chosen to execute a particular trade may be useful to the Advisor in providing services to clients other than the Portfolio making the trade, and not all such information is used by the Advisor in connection with such fund. Conversely, such information provided to the Advisor by broker-dealers through which other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

The Advisor will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services, whether proprietary or third party.

Investment decisions for the Portfolio and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, the Portfolio, in other cases it is believed that the ability to engage in volume transactions will be beneficial to the Portfolio.

Deutsche Bank AG or one of its affiliates may act as a broker for the Portfolio and receive brokerage commissions or other transaction-related compensation from the fund in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Portfolio’s Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions

During the last three fiscal years the Portfolio paid no portfolio brokerage commissions.

PORTFOLIO SERVICE PROVIDERS

Underwriter

Pursuant to an underwriting and distribution services agreement (the “Distribution Agreement”), DWS Scudder Distributors, Inc. (“DWS-SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, serves as distributor and principal underwriter for the Trust to provide information and services for existing and potential shareholders. The Distribution Agreement provides that DWS-SDI shall appoint various firms to provide cash management services for their customers or clients through the Trust.

As principal underwriter for the Trust, DWS-SDI acts as agent of the Trust in the continuous sale of its shares of the Portfolio. DWS-SDI pays all its expenses under the Distribution Agreement. The Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and DWS-SDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. DWS-SDI also pays for supplementary sales literature and advertising costs. DWS-SDI has related selling group agreements with various firms to provide distribution services for Portfolio shareholders. DWS-SDI receives no compensation from the Trust as principal underwriter for the shares and pays all expenses of distribution of the shares not otherwise paid by dealers and other financial services firms. DWS-SDI may, from time to time, pay or allow discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolio.

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The Distribution Agreement, last approved by the Trustees of the Trust on September 23, 2005, continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by DWS-SDI upon 60 days’ written notice. Termination of the Distribution Agreement by the Trust may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a “majority of the outstanding voting securities” of the Trust as defined under the 1940 Act.

Administrative services are provided to the Service Shares of the Portfolio under an administration and shareholder services agreement (the “Services Agreement”) with DWS-SDI. DWS-SDI bears all its expenses of providing services pursuant to the Services Agreement between DWS-SDI and the Service Shares of the Portfolio, including the payment of service fees. Service Shares of the Portfolio currently pay DWS-SDI an administrative services fee, payable monthly, at an annual rate of up to 0.05% of average daily net assets attributable to those shares of the Portfolio. In the discretion of the Board of Trustees of the Trust, the administrative services fee may be increased to a maximum of 0.10% of average daily net assets.

During the fiscal year ended March 31, 2006, the Service Shares of the Portfolio incurred administrative services fees of $95,064 (of which $16,109 was waived). During the fiscal year ended March 31, 2005, the Service Shares of the Portfolio incurred administrative services fees of $92,939 (of which $5,917 was waived). During the fiscal year ended March 31, 2004, the Service Shares of the Portfolio incurred administrative services fees of $107,110 (of which $10,643 was waived).

DWS-SDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms (“firms”) that provide services and facilities for their customers or clients who are investors in Service Shares of the Portfolio. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolio, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, DWS-SDI pays each firm a service fee, normally payable monthly, at an annual rate of between 0.05% and 0.10% of the average daily net assets in the Portfolio’s Service Shares accounts that it maintains and services. This fee may be paid from fees received by DWS-SDI under the Services Agreement. Firms to which service fees may be paid may include affiliates of DWS-SDI.

In addition, DWS-SDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Service Shares of the Portfolio.

DWS-SDI also may provide some of the above services and may retain any portion of the fee under the Services Agreement not paid to firms to compensate itself for administrative functions performed for the Service Shares of the Portfolio.

Independent Registered Public Accounting Firm

The financial highlights of the Portfolio included in the Portfolio’s prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, given on said firm as experts in auditing and accounting. Ernst & Young LLP

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audits the financial statements of the Portfolio and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel

Vedder, Price, Kaufman & Kammholz P.C., 222 North LaSalle Street, Chicago, IL 60601 serves as legal counsel to the Trust and the Independent Trustees.

Fund Accounting Agent

DWS Scudder Fund Accounting Corporation (“DWS-SFAC”), Two International Place, Boston, Massachusetts, 02110, a subsidiary of the Advisor, is responsible for determining the daily net asset value per share of the Portfolio and maintaining portfolio and general accounting records. Currently, DWS-SFAC receives no fee for its services to the Portfolio; however, subject to Board approval, at some time in the future, DWS-SFAC may seek payment for its services under this agreement.

Pursuant to an agreement among the Advisor, DWS-SFAC and State Street Bank and Trust Company (“SSB”) (the “Sub-Accounting and Sub-Administrator Agreement”), DWS-SFAC and the Advisor have delegated certain fund accounting functions to SSB under the fund accounting agreement. The costs and expenses of such delegation are borne by the Advisor and DWS-SFAC, not by the Portfolio.

Administrator

Pursuant to a sub-administrator agreement between the Advisor and SSB, the Advisor has delegated certain administrative functions to SSB under the investment management agreement. The costs and expenses of such delegation are borne by the Advisor, not by the Portfolio.

Custodian, Transfer Agent and Shareholder Service Agent

State Street Bank and Trust Company (“SSB”), 225 Franklin Street, Boston, Massachusetts 02110 (the “Custodian”), as custodian, has custody of all securities and cash of the Trust. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Portfolio.

SSB also acts as transfer agent for the Portfolio. Pursuant to a services agreement with SSB, DWS Scudder Investments Service Company (DWS-SISC), 210 West 10th Street, Kansas City, Missouri 64105-1614, an affiliate of the Advisor, serves as “Shareholder Service Agent.” SSB receives as transfer agent, and pays to DWS-SISC annual account fees of a maximum of $13 per year per account plus out-of-pocket expense reimbursement.

The Portfolio has entered into arrangements whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio’s expenses. During the fiscal year ended March 31, 2006, the Government & Agency Securities Portfolio’s custodian fees were reduced by $169 under these arrangements.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by DWS-SISC, not by the Portfolio.

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PURCHASE AND REDEMPTION OF SHARES

General Information

Policies and procedures affecting transactions in Portfolio shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Portfolio’s agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Portfolio and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Portfolio and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Portfolio next determined after receipt in good order by DWS-SDI of the order accompanied by payment. Orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by DWS-SDI prior to the determination of net asset value will be confirmed at a price based on the net asset value next determined after receipt by DWS-SDI (“trade date”).

Certificates. Share certificates will not be issued. Share certificates now in a shareholder’s possession may be sent to the Portfolio’s transfer agent for cancellation and book-entry credit to such shareholder’s account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms (“Firms”) provide varying arrangements for their clients to purchase and redeem the Portfolio’s shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold the Portfolio’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Portfolio’s transfer agent, DWS-SISC (the “Transfer Agent”) will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their Firm. The Portfolio has authorized the Shareholder Service Agent to pay to these Firms, out of the Portfolio’s assets, up to 0.10% of 1% for services and other expenses relating to these nominee accounts including all of the individual sub-accounting necessary for the processing of purchases and redemptions as part of the brokerage sweep, processing of daily dividends and monthly payment/reinvestment of accrued dividends, providing periodic statements, tax reporting, changing account information for customers, administering daily wire transfers and reconciliations with the Portfolio and other similar functions. These Firms also coordinate with the Transfer Agent in connection with the Portfolio’s check writing program. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such Firms. Some Firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.

The Portfolio has authorized one or more financial service institutions, including certain members of the NASD other than the Distributor (“financial institutions”), to accept purchase and redemption orders for the Portfolio’s shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Portfolio’s behalf. Orders for purchases or redemptions will be deemed to have been received by the Portfolio when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Portfolio and the financial institution, ordinarily orders will be priced at the Portfolio’s net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Portfolio. Further, if purchases or redemptions of the Portfolio’s shares are arranged and settlement is made at an investor’s election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of

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Trustees and the Distributor, also the Portfolio’s principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Portfolio at any time for any reason.

Purchase of Shares

Shares of the Portfolio are sold at their net asset value next determined after an order and payment are received in the form described in the prospectus. The minimum initial investment is $1,000,000 but such minimum amount may be changed at any time in management’s discretion. The Portfolio may waive the minimum for purchases by trustees, directors, officers or employees of the Portfolio or the Advisor and its affiliates. An investor wishing to open an account should use the Account Application available from the Portfolio or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in US Dollars) will not be considered in proper form and will not be processed unless and until the Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, please see “Policies You Should Know About” in the Portfolio’s prospectus.

No third party checks or cash equivalents (cashier checks, money orders, etc.) will be accepted for initial investment to establish an account.

Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of the Portfolio will be redeemed by the Portfolio at the next determined net asset value. If processed at or prior to 4:00 p.m. Eastern time, the shareholder will receive that day’s dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of the Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

If shares of the Portfolio to be redeemed were purchased by check or through certain Automated Clearing House (“ACH”) transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected Portfolios have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (see “Redemptions by Draft”) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

The Portfolio reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the Portfolio or the fair determination of the value of the portfolio’s net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

Although it is the Portfolio’s present policy to redeem in cash, the Portfolio may pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with any applicable regulatory requirement, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as may be deemed fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolio is obligated to redeem

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shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period for any one shareholder of record.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other Portfolio, the redemption of such shares by the Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless the Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

The Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before the Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.

Regular Redemptions. When shares are held for the account of a shareholder by the Portfolio’s transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed (if applicable) to DWS Scudder Investments Service Company, P.O. Box 219153, Kansas City, Missouri 64121-7196. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under “General” above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder’s account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone,

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it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder’s brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 2:00 p.m. Eastern time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability described under “General” above. The Portfolio is not responsible for the efficiency of the federal wire system or the account holder’s financial services firm or bank. The Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder’s firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of the Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on the Portfolio (“Redemption Checks”). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $250 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder’s account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until the Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from the Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. The Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of the Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Portfolio.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Portfolio reserves the right to terminate or modify this privilege at any time.

The Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of the Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when “stop payment” of a Redemption Check is requested.

DIVIDENDS

Dividends are declared daily and paid monthly. Shareholders will receive cash dividends unless they elect to receive dividends in additional shares. For cash dividends, checks will be mailed or proceeds wired within five business days after the reinvestment date described below. For dividends paid in additional shares, dividends will be reinvested monthly in shares of the same Portfolio normally on the first day of each month, if a business day, otherwise on the next business day. The Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

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The Portfolio calculates its dividends based on its daily net investment income. For this purpose, net investment income generally consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses. Expenses of the Portfolio are accrued each day. Since the Portfolio’s investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of the Portfolio deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above.

Dividends are paid in cash monthly and shareholders will receive monthly confirmation of dividends and of purchase and redemption transactions. Shareholders may select one of the following ways to receive dividends:

1.	Receive Dividends in Cash. Checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent. Dividends will be received in cash unless the shareholder elects to have them reinvested. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder’s account.

2.	Reinvest Dividends at net asset value into additional shares of the same Portfolio if so requested. Dividends are reinvested on the 1st day of each month if a business day, otherwise on the next business day.

The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder’s account.

TAXES

The following is intended to be a general summary of certain US federal income tax consequences of investing in the funds. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Portfolio.

The Portfolio has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. In order to qualify as a regulated investment company, the Portfolio must meet certain requirements regarding the source of its income and the diversification of its assets.

The Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

The Portfolio must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than US government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

The Portfolio is required to distribute to its shareholders at least 90 percent of its taxable and tax-exempt net investment income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually such net investment income and net realized capital gains in the manner required

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under the Code. Distributions of investment company taxable income are generally taxable to shareholders as ordinary income.

If for any taxable year the Portfolio does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).

The Portfolio is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Portfolio during the prior calendar year. Although the Portfolio’s distribution policies should enable it to avoid excise tax liability, the Portfolio may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of such Portfolio.

Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish the Portfolio with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of the Portfolio may be subject to state and local taxes on distributions received from the Portfolio and on redemptions of the Portfolio’s shares. Any shareholder who is not a US Person (as such term is defined in the Code) should consider the US and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a flat US withholding tax rate of 30% (or a potentially lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from US sources under the Code.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.

NET ASSET VALUE

The net asset value of shares of the Portfolio is calculated on each day the New York Stock Exchange (the “Exchange”) is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

The Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. Calculations are made to compare the value of the Portfolio’s investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Portfolio’s $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the

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Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Portfolio’s net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Portfolio’s net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members and Officers of Investors Cash Trust as of August 1, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) unless otherwise noted, the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member’s term of office extends until the next shareholder’s meeting called for the purpose of electing such Board Member and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Board Member.

The following individuals hold the same position with the Portfolio and the Trust.

Independent Board Members

Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson since 2004, and Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	68

John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways Inc. (provider of disease and care management services); Portland General Electric (utility company)	68

Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer) (1963-1994)	68

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Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	68

Paul K. Freeman (1950) Board Member, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Board Member, 2002-present Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	68

Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorship: RCP Advisors, LLC (a private equity investment advisory firm)	68

William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	68

Robert H. Wadsworth (1940) Board Member, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	71

	* Inception date of the corporation which was the predecessor to the L.L.C.

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Officers(2)

Name, Date of Birth, Position(s) Held with the Trust and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen

Michael G. Clark(4) (1965) President, 2006-present	Managing Director(3), Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1997-2000)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director(3), Deutsche Asset Management	n/a

Paul H. Schubert(4) (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director(3), Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette(5) (1962) Secretary, 2001-present	Director(3), Deutsche Asset Management	n/a

Patricia DeFilippis(4) (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly,Counsel, New York Life Investment Management LLC ( 2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger(4) (1962) Assistant Secretary, 2005-present	Director(3), Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson(5) (1962) Assistant Secretary, 1998-present	Managing Director(3), Deutsche Asset Management	n/a

Scott M. McHugh(5) (1971) Assistant Treasurer, 2005-present	Director(3), Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo(5) (1957) Assistant Treasurer, 2003-present	Director(3), Deutsche Asset Management	n/a

John Robbins(4) (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director(3), Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo(4) (1962) Chief Compliance Officer, 2004-present	Managing Director(3), Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

(1)	Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the Portfolio, managed by the Advisor. For the officers of the Portfolio, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.

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(2)	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Portfolio.

(3)	Executive title, not a board directorship.

(4)	Address: 345 Park Avenue, New York, New York 10154.

(5)	Address: Two International Place, Boston, Massachusetts 02110.

Officers’ Role with Principal Underwriter: DWS Scudder Distributors, Inc.

Paul H. Schubert:	Vice President
Caroline Pearson:	Secretary
Philip J. Collora:	Assistant Secretary

Trustees’ Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Trust’s Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight of the management of the Portfolio. A majority of the Trust’s Board members are not “interested persons” of the Advisor.

The Board has adopted its own Governance Procedures and Guidelines and has established a number of committees, as described below. For each of the following Committees, the Board has adopted a written charter setting forth the Committees’ responsibilities.

Board Committees. The Board of Trustees oversees a number of investment companies managed by the Advisor. Information shown below represents meetings held on behalf of all such funds. The common Board has the following committees:

Audit Committee: The Audit Committee, which consists entirely of Independent Trustees, makes recommendations regarding the selection of independent registered public accounting firms for the Portfolio, confers with the independent registered public accounting firm regarding the Portfolio’s financial statements, the results of audits and related matters, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firms as to their independence. The members of the Audit Committee are Donald L. Dunaway (Chair), Robert B. Hoffman and William McClayton. The Audit Committee held ten meetings during calendar year 2005.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Trustees, seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Portfolio’s Governance Procedures and Guidelines. The members of the Nominating and Governance Committee are Shirley D. Peterson (Chair), James R. Edgar and William McClayton. Shareholders wishing to submit the name of a candidate for consideration as a Board member by the Committee should submit their recommendation(s) and resume to the Secretary of the Trust. The Nominating and Governance Committee held five meetings during calendar year 2005.

Contract Review Committee: The Contract Review Committee, which consists entirely of Independent Trustees, oversees the annual contract review process. The members of the Contract Review Committee are Paul K. Freeman (Chair), John W. Ballantine, Donald L. Dunaway and Robert B. Hoffman. The Contract Review Committee held three meetings during calendar year 2005.

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Valuation Committee: The Valuation Committee reviews Valuation Procedures adopted by the Board, determines fair value of the Portfolio’s securities as needed in accordance with the Valuation Procedures and performs such other tasks as the full Board deems necessary. The members of the Valuation Committee are John W. Ballantine (Chair), Robert H. Wadsworth, Donald L. Dunaway (alternate) and William McClayton (alternate). The Trust’s Valuation Committee held one meeting during calendar year 2005.

Equity Oversight Committee: The Equity Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Equity Oversight Committee are Robert B. Hoffman (Chair), John W. Ballantine and Robert H. Wadsworth. The Equity Oversight Committee held five meetings during calendar year 2005.

Operations Committee: The Operations Committee oversees the operations of the Portfolio, such as reviewing the Portfolio’s administrative fees and expenses, distribution arrangements, portfolio transaction policies, custody and transfer agency arrangements and shareholder services. Currently, the members of the Operations Committee are John W. Ballantine (Chair), Paul K. Freeman and Robert H. Wadsworth. The Operations Committee held seven meetings during calendar year 2005.

Fixed-Income Oversight Committee: The Fixed-Income Oversight Committee oversees investment activities of the Portfolio, such as investment performance and risk, expenses and services provided under the investment management agreement. The members of the Fixed-Income Oversight Committee are Paul K. Freeman (Chair), Donald L. Dunaway and James R. Edgar. The Fixed-Income Oversight Committee held six meetings during calendar year 2005.

Remuneration. For the calendar year ended 2005, each Independent Board Member received a monthly retainer, paid on a quarterly basis, and an attendance fee, plus expenses, for each Board meeting and Committee meeting attended. Effective January 1, 2006, each Independent Board Member receives an annual base retainer, paid quarterly, and, as applicable, an additional annual fixed fee(s) for serving as committee member, committee chairman and/or as the Independent Board chairman. The Trustees serve as board members of various other funds advised by the Advisor. The Advisor supervises the Portfolio’s investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Portfolio and receives a management fee for its services.

The Board of Trustees of the Trust established a deferred compensation plan for the Independent Trustees (“Deferred Compensation Plan”). Under the Deferred Compensation Plan, the Independent Trustees may defer receipt of all, or a portion, of the compensation they earn for their services to the Portfolio, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by the Advisor (“Shadow Shares”). Governor Edgar currently has elected to defer at least a portion of his fees. In addition, previously, Mr. Dunaway elected to defer fees that were payable, which are now included under the Deferred Compensation Plan. The equivalent Shadow Shares are reflected below in the table describing the Board Member’s share ownership.

Members of the Board of Trustees who are officers, directors, employees or stockholders of the Advisor or its affiliates receive no direct compensation from the Portfolio, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Portfolio. The Independent Trustees are not entitled to benefits under any fund pension or retirement plan. The following table shows compensation received by each Board Member from the Portfolio and aggregate compensation from the fund complex during the calendar year 2005.

Name of Trustee	Compensation from Government & Agency Securities Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustee from Fund Complex(3)(4)(5)
John W. Ballantine	$3,880	$0	$215,150
Donald L. Dunaway(1)	$3,970	$0	$224,660
James R. Edgar(2)	$3,300	$0	$173,790

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Name of Trustee	Compensation from Government & Agency Securities Portfolio	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation Paid to Trustee from Fund Complex(3)(4)(5)
Paul K. Freeman	$3,950	$0	$215,150
Robert B. Hoffman	$3,530	$0	$187,940
William McClayton	$3,420	$0	$181,180
Shirley D. Peterson(6)	$3,770	$0	$208,580
Robert H. Wadsworth	$3,220	$0	$224,510

(1)	Does not include deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, Mr. Dunaway previously elected, in prior years, to defer fees. Deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Mr. Dunaway are $2,733.

(2)	Includes deferred fees. Pursuant to a Deferred Compensation Plan, as discussed above, deferred amounts are treated as though an equivalent dollar amount has been invested in Shadow Shares (as defined above) of funds managed by the Advisor in which compensation may be deferred by Governor Edgar. Total deferred fees (including interest thereon and the return from the assumed investment in the funds managed by the Advisor) payable from the Portfolio to Governor Edgar are $17,875.

(3)	For each Board Member, except Mr. Wadsworth, total compensation includes compensation for service on the boards of 31 trusts/corporations comprised of 85 funds/portfolios. Each Board Member, except Mr. Wadsworth, currently serves on the boards of 21 trusts/corporations comprised of 68 funds/portfolios. Mr. Wadsworth currently serves on the boards of 24 DeAM trust/corporations comprised of 71 funds/portfolios.

(4)	Aggregate compensation reflects amounts paid to the Trustees for numerous special meetings of ad hoc committees of the Chicago Board in connection with reviewing the Funds’ rebranding initiatives to change to the DWS Family of Funds and with respect to legal and regulatory matters. Such amounts totaled $15,340 for each of Messrs. Ballantine, Freeman and Ms. Peterson, $20,510 for Mr. Dunaway, and $5,170 for Messrs. Edgar, Hoffman, McClayton and Wadsworth. These meeting fees were borne by the Advisor.

(5)	If the new Independent Board Member compensation structure, effective January 1, 2006, had been in effect for the calendar year 2005, the range of compensation paid to the Independent Trustees would have been between $175,000 and $225,000.

(6)	Includes $38,010 in annual retainer fees received by Ms. Peterson as Chairperson of the Board.

Mr. Freeman, prior to his service as Independent Board Member of the Trust, served as a board member of certain funds in the Deutsche Bank complex (“DB Funds”). In connection with his resignation and the resignation of certain other board members as trustees of the DB Funds on July 30, 2002 (the “Effective Date”), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. (“DeAM”) agreed to recommend, and, if necessary obtain, directors and officers (“D&O”) liability insurance coverage for the prior board members, including Mr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Fund Ownership. Under the Trust’s Governance Procedures and Guidelines, the Independent Trustees have established the expectation that within three years of becoming a Board Member, an Independent Board Member will have invested an amount in those funds he or she oversees (which shall include amounts held under a deferred fee agreement that are valued based on “shadow shares” in such funds) in the aggregate in excess

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of $150,000. Each interested Board Member is also encouraged to own an amount of shares (based upon their own individual judgment) of those funds that he or she oversees that is suitable for his or her own appropriate investment needs. The following tables set forth each Board Member’s share ownership of the Fund and all funds in the fund complex overseen by each Board Member as of December 31, 2005.

Name of Board Member	Dollar Range of Securities Owned in Government & Agency Securities Portfolio	Aggregate Dollar Range of Securities Owned in All Funds in the Fund Complex Overseen by Board Member
John W. Ballantine	None	Over $100,000
Donald L. Dunaway*	None	Over $100,000
James R. Edgar*	None	Over $100,000
Paul K. Freeman	None	$1-$10,000**
Robert B. Hoffman	None	Over $100,000
William McClayton	None	$50,001-$100,000***
Shirley D. Peterson	None	Over $100,000
William N. Shiebler	None	Over $100,000
Robert H. Wadsworth	None	Over $100,000

*	The dollar range of shares shown includes shadow shares of certain DWS Family of Funds in which Mr. Dunaway and Governor Edgar are deemed to be invested pursuant to the Trust’s Deferred Compensation Plan as more fully described above under “Remuneration.”

**	Mr. Freeman owned over $100,000 in other funds within the DWS Fund Complex.

***	Mr. McClayton was appointed to the Chicago Board on December 30, 2004.

Ownership in Securities of the Advisor and Related Companies

As reported to a Portfolio, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2005. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of a Portfolio and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of a Portfolio (including Deutsche Bank AG).

Independent Board Member	Owner and Relationship to Board Member	Company	Title of Class	Value of Securities on an Aggregate Basis	Percent of Class on an Aggregate Basis

John W. Ballantine		None
Donald L. Dunaway		None
James R. Edgar		None
Paul K. Freeman		None
Robert B. Hoffman		None
William McClayton		None
Shirley D. Peterson		None
Robert H. Wadsworth		None

Securities Beneficially Owned

As of July 18, 2006, all Trustees and Officers of the Portfolio as a group owned beneficially (as that term is defined is section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding securities of the Portfolio.

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To the best of the Portfolio’s knowledge, as of July 18, 2006, no person owned of record or beneficially 5% or more of any class of a Portfolio’s outstanding shares, except as noted below.

As of July 18, 2006, 7,012,899.480 shares in the aggregate, or 8.69% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of City of Milwaukee Public Schools, David Kirchgessner — Comptroller, Milwaukee, WI 53208, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 21,332,570.440 shares in the aggregate, or 26.43% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of D.A. Davidson & Co., ICT GVT INST SHRS Omnibus Account #X, Attn: Beth Ann Thelen, Great Falls, MT 59403-5015, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 12,444,616.220 shares in the aggregate, or 15.42% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of Lane Industries, Northbrook, IL 60062-4500, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 11,336,911.270 shares in the aggregate, or 14.05% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of City of Milwaukee Public Schools, David Kirchgessner — Comptroller, Milwaukee, WI 53208, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 19,646,681.340 shares in the aggregate, or 24.34% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GIS were held in the name of Harvard Pilgrim Healthcare, Attn: Accounting Dept., Wellesley, MA 02481-3609, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 7,536,011.400 shares in the aggregate, or 5.19% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Denton County, C of O’s, Denton, TX 76201-9026, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 10,396,066.370 shares in the aggregate, or 1.23% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Denton County, 2005 PI Bonds, Attn: Cindy Yeats Brown, County Treasurer, Denton, TX 76201-9026, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 10,743,432.590 shares in the aggregate, or 18.67% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Comal County General Fund, Attn: Susan Patterson, New Braunfels, TX 78130-5122, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 9,895,500.000 shares in the aggregate, or 4.45% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Parker County Cash Pool Account, Attn: Jim Thorp, Weatherford, TX 76086-5855, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 7,496,023.090 shares in the aggregate, or 9.29% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: Service shares were held in the name of Texas City ISD Maintenance Account, Attn: Richard L Etteredge, Texas City, TX 77592-1150, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 38,117,370.100 shares in the aggregate, or 21.70% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Saturn & Co., Attn: ICMS Processing, Boston, MA 02116-5021, who may be deemed as the beneficial owner of certain of these shares.

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As of July 18, 2006, 112,583,000.000 shares in the aggregate, or 64.09% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Fiduciary Trust Co. International as agent, Attn: Mutual Fund Processing, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

As of July 18, 2006, 9,693,000.000 shares in the aggregate, or 5.52% of the outstanding shares of Investors Cash Trust: Government & Agency Securities Portfolio: GMS were held in the name of Fiduciary Trust Co. International as agent, Non Compensation Account, Attn: Corporate Treasury, New York, NY 10020-2302, who may be deemed as the beneficial owner of certain of these shares.

Agreement to Indemnify Independent Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Portfolio, DeIM has agreed to indemnify and hold harmless the Portfolio against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting DeIM (“Enforcement Actions”) or that are the basis for private actions brought by shareholders of the Portfolio against the Portfolio, their directors and officers, DeIM and/or certain other parties (“Private Litigation”), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Portfolio and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DeIM has also agreed to indemnify the Independent Trustees against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. DeIM is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Portfolio’ Boards determines that the Independent Trustee ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustee to the Portfolio or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee’s duties as a trustee of the Portfolio as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. This undertaking by DeIM will survive the termination of the investment management agreements between DeIM and the Portfolio.

TRUST ORGANIZATION

The Trust is an open-end, diversified management investment company, organized as a business trust under the laws of Massachusetts on March 2, 1990. The Trust may issue an unlimited number of shares of beneficial interest in one or more series or “Portfolios,” all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Trust is currently divided into two series: Government & Agency Securities Portfolio and Treasury Portfolio. Government & Agency Securities Portfolio is divided into three classes of shares: DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares. Treasury Portfolio is divided into two classes of shares: Premier Money Market Shares and Service Shares.

The Trustees have the authority to create additional Portfolios and to designate the relative rights and preferences as between the different Portfolios. The Trustees also may authorize the division of shares of the Portfolio into different classes, which may bear different expenses. All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights and are redeemable as described in the SAI and in the Portfolio’s prospectus. Each share has equal rights with each other share of the same class of the Portfolio as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. The Trustees may also terminate any Portfolio or class by

29

notice to the shareholders without shareholder approval. Currently, Government & Agency Securities Portfolios offers DWS Government Cash Institutional Shares, Government Cash Managed Shares and Service Shares and Treasury Portfolio offers Premier Money Market Shares and Service Shares.

The Portfolio generally is not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of the Trust, as amended (“Declaration of Trust”), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval by shareholders is required by the 1940 Act; (c) any termination or reorganization of the Trust or any series or a class to the extent and as provided in the Declaration of Trust; (d) certain material amendments of the Declaration of Trust (such as other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws, or any registration of the Trust with the SEC or as the trustees may consider necessary or desirable. Shareholders also vote upon changes in fundamental investment policies or restrictions.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trust’s Trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio and the Portfolio may be covered by insurance. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Trust itself is unable to meet its obligations.

If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor elected at such meeting or until such trustee sooner dies, resigns, retires or is removed.

Any Trustee may be removed for cause at any time by written instrument, signed by at least a majority of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective. Any Trustee may be removed with or without cause (i) by the vote of the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class at any meeting called for such purpose, or (ii) by a written consent filed with the custodian of the Trust’s portfolio securities and executed by the shareholders entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter voting together without regard to series or class. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate shares constituting at least one percent of the outstanding shares of the Trust, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting to consider removal of a Trustee and accompanied by a form of communication and request that they wish to transmit, the Trustees will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

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It is possible that the Portfolio might become liable for a misstatement regarding the other Portfolio. The Trustees of the Portfolio have considered this and approved the use of a combined SAI for the Portfolio.

PROXY VOTING GUIDELINES

The Portfolio has delegated proxy voting responsibilities to its investment advisor, subject to the Board’s general oversight. The Portfolio has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Portfolio’s best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures (“Policies”), and Proxy Voting Guidelines (“Guidelines”) for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Portfolio, and the interests of the Advisor and its affiliates, including the Portfolio’s principal underwriter. The Guidelines set forth the Advisor’s general position on various proposals, such as:

•	Shareholder Rights — The Advisor generally votes against proposals that restrict shareholder rights. o Corporate Governance — The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments. The Advisor generally votes for proposals to restrict a chief executive officer from serving on more than three outside boards of directors. The Advisor generally votes against proposals that require a company to appoint a Chairman who is an independent director.

•	Anti-Takeover Matters — The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

•	Compensation Matters — The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor’s criteria.

•	Routine Matters — The Advisor generally votes for the ratification of independent registered public accounting firm, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter (“affiliated investment companies”). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company’s other shareholders (sometimes called “mirror” or “echo” voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the Investment Company Act of 1940.

Although the Guidelines set forth the Advisor’s general voting positions on various proposals, the Advisor may, consistent with the fund’s best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company’s management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management’s views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor

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departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the advisor will vote the proxy. Before voting any such proxy, however, the Advisor’s conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

You may obtain information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission’s Web site at www.sec.gov or by visiting our Web site at www.dws-scudder.com (click on “proxy voting” at the bottom of the page).

FINANCIAL STATEMENTS

The financial statements, including the portfolios of investments, of Service Shares of Government & Agency Securities Portfolio, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Portfolio dated March 31, 2006 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

ADDITIONAL INFORMATION

The CUSIP number of Government & Agency Securities Portfolio’s Service shares is 461473-803.

The Portfolio has a fiscal year end of March 31.

The Portfolio’s prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Portfolio has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Portfolio and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

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MARCH 31, 2006

Annual Report to Shareholders

Government & Agency Securities Portfolio

DWS Government Cash Institutional Shares Fund #144

(formerly Scudder Government Cash Institutional Shares)

Government Cash Managed Shares Fund #244

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit dws-scudder.com. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Portfolio Manager Darlene Rasel discusses the market environment and the portfolio team’s approach to managing the Government & Agency Securities Portfolio during the portfolio’s most recent fiscal year ended March 31, 2006.

Q: Will you discuss the market environment for the portfolio during its most recent fiscal year?

A: Over the 12 months ended March 31, 2006, the US economy showed its resiliency, despite devastating hurricanes in the southern United States and continual increases in energy prices. Monthly job growth was the most important economic indicator for the money markets as the year began, but the market’s focus gradually shifted to a careful watch for signs of increasing inflation. Going forward, the markets will be watching closely for any changes in monetary policy from the new US Federal Reserve Board (the Fed) chairman Ben Bernanke.

During the period, the Fed continued its policy of increasing short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 4.75% in eight quarter- percentage-point increments over the 12-month period. Despite the increases in the federal funds rate, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1 Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might

Portfolio Performance

As of March 31, 2006

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
DWS Government Cash Institutional Shares	4.41%
Government Cash Managed Shares	4.17%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate.

Please call for the most current yield information.

be needed going forward to keep the risks to economic growth and price stability in balance.

[1]	The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

At the end of March 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.25%, compared to 3.84% 12 months earlier. The premium level of LIBOR (which is set by the market) over the federal funds rate (which is fixed by the Fed) of 4.75% demonstrated the market’s concern that the Fed may raise short-term interest rates at least one to two more times in order to stave off any resurgence of inflation. At the same time, there is a sense within the market that 2006 will be a year of transition, that the Fed will probably discontinue its rate increases this year, and that investors will be looking to see how well Bernanke can fine-tune the economy by utilizing the Fed’s control over short-term rates.

Q: How did the portfolio perform over its most recent fiscal year?

A: We were able to produce a competitive yield in the Government & Agency Securities Portfolio by employing our conservative investment strategies and standards. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.) We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

Q: In light of market conditions during the period, what has been your strategy for the portfolio?

A: During the portfolio’s most recent fiscal year, except for the period immediately following the past hurricane season when yields declined briefly, the Treasury yield curve was relatively flat, due in part to large-volume purchases of short-term Treasury instruments by foreign central banks. These purchases kept even the yields of six-month issues at relatively depressed levels. Because we would not be rewarded with higher yields by extending maturity, our goal for the Government & Agency Securities Portfolio was to keep weighted average maturity short, and then step up the yield of the portfolio at each Fed tightening. Going forward, we will continue to monitor economic and inflation indicators to determine when the Fed will end its credit tightening program.

Q: What detracted from performance during the period?

A: Following Hurricanes Katrina and Wilma there was concern that the US economy would falter and that the Fed might halt its series of federal funds rate increases — at least temporarily — so as not to further restrain growth. For this reason, we extended maturity slightly in early fall 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising rates. For this reason, our decision to briefly extend maturity detracted somewhat from the portfolio’s yield and total return during the period.

Darlene M. Rasel

Managing Director, Deutsche Asset Management

and Lead Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the portfolio. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Portfolio’s Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2006.

The tables illustrate your Portfolio’s expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2006

Actual Portfolio Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 10/1/05	$1,000.00	$1,000.00
Ending Account Value 3/31/06	$1,020.20	$1,019.10
Expenses Paid per $1,000*	$1.21	$2.32

Hypothetical 5% Portfolio Return	DWS Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 10/1/05	$1,000.00	$1,000.00
Ending Account Value 3/31/06	$1,023.73	$1,022.64
Expenses Paid per $1,000*	$1.21	$2.32

*	Expenses are equal to the Portfolio’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
DWS Government Cash Institutional Shares	.24%
Government Cash Managed Shares	.46%

For more information, please refer to the Portfolio’s prospectus.

Portfolio Summary

Investors Cash Trust — Government & Agency Securities Portfolio

Asset Allocation	3/31/06	3/31/05
Agencies Not Backed by the Full Faith and Credit of the US Government	12%	45%
Repurchase Agreements	88%	55%
	100%	100%

Weighted Average Maturity	3/31/06	3/31/05
Investors Cash Trust — Government & Agency Securities Portfolio	13 days	28 days
Government & Agencies Retail Money Fund Average*	30 days	29 days

*	The Portfolio is compared to its respective iMoneyNet category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Asset allocation is subject to change. For more complete details about the Portfolio’s holdings, see pages 9-10. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio’s top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments at March 31, 2006

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)
Agencies Not Backed by the Full Faith and Credit of the US Government 12.1%
Federal Home Loan Bank, 4.523%*, 6/2/2006	10,000,000	9,998,897
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	8,000,000	8,000,000
4.406%*, 7/6/2007	30,000,000	29,985,160
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	5,000,000	5,000,000
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $67,984,057)		67,984,057

Repurchase Agreements 87.5%
Bear Stearns & Co., Inc., 4.86%, dated 3/31/2006, to be repurchased at $100,040,500 on 4/3/2006 (a)	100,000,000	100,000,000
BNP Paribas, 4.86%, dated 3/31/2006, to be repurchased at $99,040,095 on 4/3/2006 (b)	99,000,000	99,000,000
Credit Suisse First Boston LLC, 4.54%, dated 2/1/2006, to be repurchased at $48,369,253 on 4/3/2006 (c)	48,000,000	48,000,000
JPMorgan Securities, Inc., 4.83%, dated 3/31/2006, to be repurchased at $78,031,395 on 4/3/2006 (d)	78,000,000	78,000,000
Merrill Lynch & Co., Inc., 4.595%, dated 2/14/2006, to be repurchased at $55,407,168 on 4/13/2006 (e)	55,000,000	55,000,000
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $85,030 on 4/3/2006 (f)	85,000	85,000
The Goldman Sachs & Co., 4.54%, dated 1/31/2006, to be repurchased at $90,703,700 on 4/3/2006 (g)	90,000,000	90,000,000
The Goldman Sachs & Co., 4.81%, dated 3/27/2006, to be repurchased at $20,018,706 on 4/3/2006 (h)	20,000,000	20,000,000
Total Repurchase Agreements (Cost $490,085,000)		490,085,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $558,069,057)+	99.6	558,069,057
Other Assets and Liabilities, Net	0.4	2,128,605
Net Assets	100.0	560,197,662

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

+	The cost for federal income tax purposes was $558,069,057.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,929,438	Federal Home Loan Mortgage Corp.	5.0-5.5	10/25/2024-6/25/2031	43,902,852
60,889,217	Federal National Mortgage Association	4.0-5.0	7/15/2017-8/15/2022	58,098,837
Total Collateral Value				102,001,689

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,764,939	Federal National Mortgage Association	3.584-5.335	9/1/2033-2/1/2036	94,279,350
6,682,652	Federal Home Loan Mortgage Corp.	5.506	3/1/2036	6,700,650
Total Collateral Value				100,980,000

(c)	Collateralized by $49,458,374 Federal National Mortgage Association, 4.272-5.316%, with various maturities from 5/1/2032-3/1/2035 with a value of $48,960,184.

(d)	Collateralized by $79,164,327 Federal National Mortgage Association, 6.0%, with various maturities from 1/1/2036-4/1/2036 with a value of $79,561,163.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,483,739	Federal National Mortgage Association	3.5-6.5	8/1/2009-3/1/2036	50,848,224
6,184,474	Federal Home Loan Mortgage Corp.	4.5-5.5	4/1/2008-10/1/2034	5,253,669
Total Collateral Value				56,101,893

(f)	Collateralized by $95,000 Federal National Mortgage Association, 5.55%, maturing on 7/10/2028 with a value of $89,234.

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,072,487	Federal Home Loan Mortgage Corp.	4.0-8.5	11/1/2007-3/1/2036	91,489,021
9,721,679*	Federal Home Loan Mortgage Corp.	7.0	8/1/2023	310,979
Total Collateral Value				91,800,000

*	Principal amount is shown at original face.

(h)	Collateralized by $20,458,707 Federal Home Loan Mortgage Corp., with various coupon rates 5.5-6.5%, with various maturities from 9/1/2034-1/1/2035 with a value of $20,400,000.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities — Government & Agency Securities Portfolio as of March 31, 2006

Assets
Investments:
Investments in securities, at amortized cost	$67,984,057
Repurchase agreements, at amortized cost	490,085,000
Total Investments in securities, at amortized cost	558,069,057
Cash	886
Interest receivable	2,268,943
Receivable for Portfolio shares sold	811,700
Other assets	43,933
Total assets	561,194,519
Liabilities
Dividends payable	762,606
Payable for Portfolio shares redeemed	4,464
Accrued management fee	68,646
Other accrued expenses and payables	161,141
Total liabilities	996,857
Net assets, at value	$560,197,662
Net Assets
Net assets consist of:
Undistributed net investment income	18,730
Paid-in capital	560,178,932
Net assets, at value	$560,197,662
Net Asset Value
Service Shares
Net assets applicable to shares outstanding	$220,869,902
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	220,865,251
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00
DWS Government Cash Institutional Shares
Net assets applicable to shares outstanding	$106,279,755
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	106,276,201
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00
Government Cash Managed Shares
Net assets applicable to shares outstanding	$233,048,005
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	233,044,796
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended March 31, 2006

Investment Income	Government & Agency Securities Portfolio
Income:
Interest	$17,200,705
Expenses:
Management fee	686,096
Services to shareholders	232,557
Custodian fees	21,614
Distribution service fees	385,896
Auditing	40,556
Legal	19,673
Trustees’ fees and expenses	42,986
Reports to shareholders	37,207
Registration fees	51,194
Other	33,624
Total expenses, before expense reductions	1,551,403
Expense reductions	(28,312)
Total expenses, after expense reductions	1,523,091
Net investment income	15,677,614
Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	—
Net increase (decrease) in net assets resulting from operations	$15,677,614

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Government & Agency Securities Portfolio

Increase (Decrease) in Net Assets	Years Ended March 31,
	2006	2005
Operations:
Net investment income	$15,677,614	$7,268,568
Net realized gain (loss) on investment transactions	—	7,543
Net increase (decrease) in net assets resulting from operations	15,677,614	7,276,111
Distributions to shareholders from:
Net investment income (Service Shares)	(6,675,761)	(2,735,478)
Net investment income (DWS Government Cash Institutional Shares)	(2,641,028)	(1,724,926)
Net investment income (Government Cash Managed Shares)	(6,360,825)	(2,808,164)
Portfolio share transactions:
Proceeds from shares sold	1,419,728,633	1,117,499,491
Reinvestment of distributions	9,358,777	3,483,589
Cost of shares redeemed	(1,387,771,697)	(1,147,198,270)
Net increase (decrease) in net assets from Portfolio share transactions	41,315,713	(26,215,190)
Increase (decrease) in net assets	41,315,713	(26,207,647)
Net assets at beginning of period	518,881,949	545,089,596
Net assets at end of period (including undistributed net investment income of $18,730 and $18,730, respectively)	$560,197,662	$518,881,949

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Government & Agency Securities Portfolio — DWS Government Cash Institutional Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.035	.015	.009	.015	.03
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	3.59	1.55	.95	1.52	3.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	106	113	124	138	134
Ratio of expenses (%)	.23	.20	.20	.20	.19
Ratio of net investment income (%)	3.53	1.53	.95	1.51	3.01

Government & Agency Securities Portfolio — Government Cash Managed Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.033	.013	.007	.013	.03
Distributions from net investment income	(.033)	(.013)	(.007)	(.013)	(.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	3.35	1.30	.68	1.27	2.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	233	195	175	79	55
Ratio of expenses (%)	.46	.45	.44	.45	.43
Ratio of net investment income (%)	3.30	1.28	.71	1.26	2.77

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a

Massachusetts business trust. The Trust offers two series of shares (Portfolios) — the Government & Agency Securities Portfolio and the Treasury Portfolio. The Government & Agency Securities Portfolio offers multiple classes of shares that include Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the Service Shares of the Government & Agency Securities Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the portfolios.

At March 31, 2006, the Portfolio’s components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Government & Agency Securities Portfolio
Undistributed ordinary income*	$796,284
Capital loss carryforwards	$—

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended March 31,
	2006 Government & Agency Securities Portfolio	2005 Government & Agency Securities Portfolio
Distributions from ordinary income*	$15,677,614	$7,268,568

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with each specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, based on experience, the Trust expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Trust. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Trust pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

Effective October 1, 2005 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Portfolio to the extent necessary to maintain the operating expenses of each class as follows:

Portfolio	Expense Limit*
Government & Agency Securities Portfolio:
Service Shares	.25%

*	Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Service Provider Fees. DWS Scudder Investments Service Company (“DWS-SISC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended March 31, 2006, the amount charged to the Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares of the Government & Agency Securities Portfolio by DWS-SISC aggregated as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2006
Government & Agency Securities Portfolio:
Service Shares	$9,007	$9,007	$—
DWS Government Cash Institutional Shares	12,905	—	4,425
Government Cash Managed Shares	189,980	—	48,269

Distribution Services Agreement. DWS Scudder Distributors, Inc., (“DWS-SDI”), a subsidiary of the Advisor, provides information and administrative services (“Service Fee”) to the Service Shares and Government Cash Managed Shares of the Government & Agency Securities Portfolio at an annual fee of 0.05% of average daily net assets for the Service Shares and up to 0.25% (currently 0.15%) of average daily net assets for the Managed Shares of the Government & Agency Securities Portfolio. For the year ended March 31, 2006, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at March 31, 2006	Annual Effective Rate
Government & Agency Securities Portfolio:
Service Shares	$95,064	$16,109		$11,858.04%
Managed Shares	290,832	—		30,312.15%

DWS-SDI has related service agreements with various firms to provide cash management and other services for Portfolio shareholders. DWS-SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended March 31, 2006, the amounts charged to the Portfolio by DeIM included in reports to shareholders were as follows:

	Total Aggregated	Unpaid at March 31, 2006
Government & Agency Securities Portfolio	$14,580	$4,020

Trustees’ Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the year ended March 31, 2006, the Advisor agreed to reimburse $3,027 for the Government & Agency Securities Portfolio, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances was used to reduce a portion of the Portfolio’s expenses. During the year ended March 31, 2006, the Government & Agency Securities Portfolio’s custodian fee was reduced by $169 under this arrangement.

4. Line of Credit

The Trust and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Trust may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Government & Agency Securities Portfolio	Year Ended March 31, 2006		Year Ended March 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	284,212,295	$284,212,295	260,544,268	$260,544,268
DWS Government Cash Institutional Shares	560,170,265	560,170,265	348,854,440	348,854,440
Government Cash Managed Shares	575,346,073	575,346,073	508,100,783	508,100,783
		$1,419,728,633		$1,117,499,491

Shares issued to shareholders in reinvestment of distributions
Service Shares	6,635,559	$6,635,559	2,712,247	$2,712,247
DWS Government Cash Institutional Shares	2,368,517	2,368,517	757,863	757,863
Government Cash Managed Shares	354,701	354,701	13,479	13,479
		$9,358,777		$3,483,589

Shares redeemed
Service Shares	(281,196,729)	$(281,196,729)	(298,826,412)	$(298,826,412)
DWS Government Cash Institutional Shares	(569,359,904)	(569,359,904)	(360,186,482)	(360,186,482)
Government Cash Managed Shares	(537,215,064)	(537,215,064)	(488,185,376)	(488,185,376)
		$(1,387,771,697)		$(1,147,198,270)

Net increase (decrease)
Service Shares	9,651,125	$9,651,125	(35,569,897)	$(35,569,897)
DWS Government Cash Institutional Shares	(6,821,122)	(6,821,122)	(10,574,179)	(10,574,179)
Government Cash Managed Shares	38,485,710	38,485,710	19,928,886	19,928,886
		$41,315,713		$(26,215,190)

6. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions.

The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

7. Fund Mergers

On May 10, 2006, the Board of the Fund approved, in principle, the merger of the Investors Cash Trust: Government & Agency Securities Portfolio (the “Acquired Fund”) into the Cash Account Trust: Government & Agency Securities Portfolio.

Completion of the merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held on or about October 12, 2006.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Investors Cash Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Government & Agency Securities Portfolio (the “Portfolio”), one of the portfolios constituting the Investors Cash Trust as of March 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government & Agency Securities Portfolio of the Investors Cash Trust at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 8, 2006

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Other Information

Proxy Voting

A description of the Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on “proxy voting” at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following the Trust’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-5850.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the Portfolio as of March 31, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee’s term of office extends until the next shareholders’ meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Portfolio.

Independent Trustees

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	71

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	71

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	71

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71

Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983-present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

*Inception date of the corporation which was the predecessor to the L.L.C.

		74

Officers2

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael Colon[4] (1969) President, 2006-present	Managing Director[3] and Chief Operating Officer, Deutsche Asset Management (since March 2005); President, DWS Global High Income Fund, Inc. (since April 2006), DWS Global Commodities Stock Fund, Inc. (since April 2006), The Brazil Fund, Inc. (since April 2006), The Korea Fund, Inc. (since April 2006); Chief Operating Officer, Deutsche Bank Alex. Brown (2002-2005); Chief Operating Officer, US Equities Division of Deutsche Bank (2000-2002)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a

Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a

Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a

Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a

John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1	Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

2	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3	Executive title, not a board directorship

4	Address: 345 Park Avenue, New York, New York 10154

5	Address: Two International Place, Boston, Massachusetts 02110

The fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Principal Underwriter

DWS Scudder Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

Institutional Funds,

Client Services

Telephone: 800 537 3177

http://moneyfunds.deam-us.db.com

JULY 31, 2006

Annual Report

to Shareholders

DWS Money Funds

DWS Money Market Fund

DWS Government & Agency Money Fund

DWS Tax-Exempt Money Fund

Contents

Performance Summary

Information About Each Fund’s Expenses

Portfolio Management Review

Portfolio Summary

Investment Portfolio

Financial Statements

Financial Highlights

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

Tax Information

Other Information

Trustees and Officers

Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds’ objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read the funds’ prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary July 31, 2006

DWS Money Market Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison

☐	Fund Yield

☐	First Tier Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund’s most up-to-date performance.

DWS Money Market Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper,

Floating Rate Notes and Asset Backed Commercial Paper.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Money Market Fund Category as of 7/31/06

Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	34	of	360	10
3-Year	33	of	338	10
5-Year	31	of	299	11
10-Year	21	of	192	11

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DWS Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison

☐	Fund Yield

☐	Government & Agencies Retail Money Fund Average

[GRAPHIC TO COME]

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund’s most up-to-date performance.

DWS Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — US Government Money Market Fund Category as of 7/31/06

Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	117	6
3-Year	7	of	109	7
5-Year	8	of	102	8
10-Year	7	of	74	10

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Government Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DWS Tax-Exempt Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

Yield Comparison

☐	Fund Yield

☐	National Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund’s most up-to-date performance.

DWS Tax-Exempt Money Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 7/31/06

Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	117	6
3-Year	5	of	107	5
5-Year	9	of	96	10
10-Year	5	of	80	7

Lipper Inc. rankings are based upon changes in net asset value with all dividends reinvested for the periods indicated as of 7/31/06. Rankings are historical and do not guarantee future performance. The fund is compared to the Lipper Tax-Exempt Money Market Fund category.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2006 to July 31, 2006).

The tables illustrate each Fund’s expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2006

Actual Fund Return	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 2/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/06	$1,022.20	$1,022.20	$1,014.90
Expenses Paid per $1,000*	$2.21	$2.11	$1.95

Hypothetical 5% Fund Return	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Beginning Account Value 2/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/06	$1,022.61	$1,022.71	$1,022.86
Expenses Paid per $1,000*	$2.21	$2.11	$1.96

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios

DWS Money Market Fund	.44%
DWS Government & Agency Money Fund	.42%
DWS Tax-Exempt Money Fund	.39%

For more information, please refer to the Funds’ prospectus.

Portfolio Management Review

Portfolio Management Team

Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for DWS Money Funds. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

In the following interview, the DWS Money Funds portfolio management team discusses the market environment and the team’s approach to managing the funds during the most recent fiscal year ended July 31, 2006.

Q: Will you discuss the market environment for the funds during the most recent fiscal year?

A: In the second half of 2005, US economic performance stayed strong, despite a devastating hurricane season and steady increases in oil and other commodity prices. As energy prices continued to rise, market participants focused most of their attention on inflation.

During the first quarter of 2006, gross domestic product (GDP) — the value of all goods and services produced in the economy — was robust. However, in the second quarter of 2006, GDP growth declined by half, to 2.5% (according to advance Commerce Department estimates). The US Federal Reserve Board’s (the Fed) policy of raising the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — by 0.25% at each Fed meeting beginning in June 2004 seemed, at least to some observers, to be restraining economic growth.

At the close of the 12-month period ended July 31, 2006, the federal funds rate stood at 5.25%. At the same time, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.54%, compared with 4.16% 12 months earlier.1 And 10-year Treasury yields remained at relatively low levels, discounting future inflation.

[1]	The LIBOR — the rate of interest at which banks borrow funds from other banks, in large volume, in the international market — is the most widely used benchmark or reference rate for short-term interest rates.

The low level of 10-year Treasury yields are worth noting because they demonstrated to some that the fixed-income markets were more concerned about economic growth than they were worried about inflation. Leading up to the Fed’s decisive August 8, 2006 meeting, market observers were divided into two camps: The majority feared that the Fed would sharply curtail economic growth if it persisted in raising short-term rates, while others were concerned that inflation readings were exceeding the Fed’s own “comfort zone.” The latter group reasoned that if second quarter GDP represented only an economic “soft patch” and strong growth resumed in the second half of the year with capacity utilization at high levels, inflation could increase significantly.2

[2]	Capacity utilization measures the extent to which the nation’s industrial capacity is being used — i.e., how much production can be squeezed out of existing economic assets. As this number approaches 90% to 100%, such full capacity usage is a warning sign for a significant increase in price inflation.

Following the close of the period, with its decision at the August 8 meeting to keep short-term rates at current levels, the Fed demonstrated that it thinks the large number of rate hikes already “in the system” along with the cooling housing market and slowing economy will restrain future inflation.

Q: How did the funds perform over their most recent fiscal year?

A: For the period, the funds registered favorable performance and achieved their stated objective of seeking maximum current income to the extent consistent with stability of principal (in the case of the DWS Tax-Exempt Money Fund, to provide maximum current income that is exempt from regular federal taxes to the extent consistent with stability of principal). Past performance is no guarantee of future results and there is no guarantee that a fund’s investment objective will be met.

Q: In light of market conditions during the period, what has been the strategy for the DWS Money Market Fund?

A: During the period, our strategy was to keep the portfolio’s average maturity relatively short in order to help manage risk, limiting our purchases, for the most part, to issues with maturities of three months and shorter. For the period, we maintained a significant allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices (such as the LIBOR) or the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest-rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period. With the Fed’s decision in early August to pause in raising rates, we will be looking for opportunities to extend maturity and boost the fund’s yield over the coming months.

Q: What has been the strategy for DWS Government & Agency Money Fund?

A: At most times during the fund’s most recent fiscal year, we would not be sufficiently rewarded by extending maturity. As a result, our goal was to maximize performance by positioning the fund to take advantage of continued Fed rate increases. In addition, from time to time we did extend maturity as market conditions warranted. Going forward, in light of the Fed’s August 8 decision, we will be reevaluating our strategy and will continue to monitor inflation, growth and other economic indicators.

Q: What has been the strategy for DWS Tax-Exempt Money Fund?

A: Over the period, we continued to focus on the highest-quality investments for the fund while seeking competitive yields across the municipal investment spectrum. We also maintained a cautious stance by targeting an average maturity similar to the fund’s peers. In most years, during tax season, tax-free money fund investors withdraw substantial amounts of cash from the market to pay their tax bills. Last year, tax-related selling pressure extended for a longer period than usual, and we saw substantial tax payment withdrawals in April and May 2005. (In contrast, tax-related selling of municipal money market securities was comparatively restrained through the first quarter of 2006.) As a result of these sales, floating-rate issuers were forced to raise their rates to attract new investors. Our strategy during the early months of the fund’s most recent fiscal year was to increase the portfolio’s floating-rate position to take advantage of the increase in rates. Up until late 2005, this strategy worked well for DWS Tax-Exempt Money Fund. In late 2005, however, the fund’s overweight position in floating-rate securities detracted slightly from returns.3 Later in the 12-month period, the fund once again benefited from its floating-rate position as we boosted our allocation there to take advantage of an increase in floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest-rate environment.

[3]	“Overweight” means the fund holds a higher weighting in a given sector or security than the benchmark. “Underweight” means the fund holds a lower weighting.
[4]	The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues.

Q: What detracted from performance during the period?

A: There was concern that the economy might pull back in response to Hurricanes Katrina and Wilma, and that the Fed might halt its series of federal funds rate increases — at least temporarily — so as not to further restrain growth. With this scenario in mind, early in the fall 2005 we extended maturity slightly. Instead of faltering, however, the economy continued to perform well, and the Fed kept raising rates. As a result, our decision to briefly extend maturity detracted somewhat from the funds’ yield and total return during the period.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

DWS Money Market Fund

Asset Allocation	7/31/06	7/31/05
Short-Term Notes	34%	20%
Commercial Paper	28%	37%
Repurchase Agreements	22%	12%
Certificates of Deposit and Bank Notes	9%	16%
Promissory Notes	3%	4%
US Government Sponsored Agencies	2%	7%
Asset Backed	1%	1%
Other Investments	1%	1%
Master Notes	—	2%

	100%	100%

Weighted Average Maturity
DWS Money Market Fund	24 days	43 days
First Tier Retail Money Fund Average*	37 days	38 days

*	The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

DWS Government & Agency Money Fund

Asset Allocation	7/31/06	7/31/05
Repurchase Agreements	71%	48%
Agencies Not Backed by the Full Faith and Credit of the US Government	25%	47%
Agencies Backed by the Full Faith and Credit of the US Government	4%	5%

	100%	100%

Weighted Average Maturity
DWS Government & Agency Money Fund	36 days	41 days
Government & Agencies Retail Money Fund Average**	30 days	31 days

**	The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

DWS Tax-Exempt Money Fund

Asset Allocation	7/31/06	7/31/05
Municipal Investments:
Municipal Variable Rate Demand Notes	81%	74%
Municipal Bonds and Notes	19%	26%

	100%	100%

Weighted Average Maturity
DWS Tax-Exempt Money Fund	34 days	31 days
National Tax-Free Retail Money Fund Average***	25 days	25 days

***	The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset Allocation and Weighted Average Maturity are subject to change.

For more complete details about each Fund’s holdings, see pages 17-33. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, each Fund’s top ten holdings and other information about each Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following each Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2006

DWS Money Market Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 9.1%

Banco Bilbao Vizcaya Argentaria SA:
4.77%, 11/20/2006	11,400,000	11,401,014
4.84%, 1/31/2007	10,000,000	9,998,305
Calyon, 5.32%, 4/27/2007	15,000,000	15,000,000
Credit Agricole SA, 4.74%, 9/28/2006	30,000,000	30,000,000
Natexis Banque Populaires:
4.788%, 1/23/2007	40,000,000	39,824,617
5.0%, 2/9/2007	25,000,000	25,000,000
Norinchukin Bank, 5.35%, 8/7/2006	35,000,000	35,000,000
Societe Generale:
4.2%, 9/1/2006	50,000,000	49,938,088
4.25%, 9/6/2006	15,000,000	14,998,761
4.705%, 9/19/2006	25,000,000	25,000,164
4.79%, 11/17/2006	25,000,000	25,003,505
Wal-Mart Stores, Inc., 5.45%, 8/1/2006	9,017,000	9,017,000
Wells Fargo Bank, NA, 4.79%, 1/17/2007	20,000,000	20,003,471

Total Certificates of Deposit and Bank Notes (Cost $310,184,925)		310,184,925

Commercial Paper** 28.3%

Apreco, LLC, 5.23%, 8/8/2006	50,000,000	49,949,153
Atlantis One Funding Corp., 4.9%, 9/22/2006	15,000,000	14,893,833
Cancara Asset Securitization LLC, 5.07%, 8/11/2006	90,000,000	89,873,250
CC (USA), Inc., 4.96%, 10/3/2006	20,000,000	19,826,400
Charta, LLC, 5.06%, 8/4/2006	25,000,000	24,989,458
Clipper Receivables Co. LLC, 5.28%, 8/4/2006	30,000,000	29,986,800
CRC Funding LLC:
5.19%, 8/9/2006	90,000,000	89,896,200
5.25%, 8/14/2006	25,000,000	24,952,604
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	35,000,000
Five Finance, Inc., 4.96%, 10/3/2006	32,000,000	31,722,240
Giro Funding US Corp., 5.325%, 8/4/2006	25,000,000	24,988,906
Greyhawk Funding LLC, 5.22%, 8/8/2006	17,000,000	16,982,745
Jupiter Securitization Corp., 5.28%, 8/4/2006	21,171,000	21,161,685
K2 (USA) LLC, 5.08%, 8/15/2006	25,000,000	24,950,611
Liberty Street Funding, 5.23%, 8/7/2006	50,000,000	49,956,417
Monument Gardens Funding LLC, 5.38%, 8/21/2006	35,000,000	34,895,389
Nieuw Amsterdam Receivables Corp.:
4.93%, 9/29/2006	39,814,000	39,492,314
5.28%, 8/7/2006	25,000,000	24,978,000
Park Avenue Receivables Co. LLC, 5.27%, 8/7/2006	50,346,000	50,301,779
Sheffield Receivables Corp.:
5.22%, 8/4/2006	40,000,000	39,982,600
5.23%, 8/8/2006	35,000,000	34,964,407
Toyota Motor Credit Corp., 5.21%, 8/7/2006	75,000,000	74,934,875
Verizon Communications, Inc.:
5.35%, 8/2/2006	42,785,000	42,778,642
5.36%, 8/9/2006	46,000,000	45,945,209
5.37%, 8/9/2006	25,000,000	24,970,167

Total Commercial Paper (Cost $962,373,684)		962,373,684

Short-Term Notes* 33.5%

American Honda Finance Corp.:
5.26%, 12/12/2006	55,000,000	55,000,000
5.537%, 10/10/2006	10,000,000	10,000,928
BNP Paribas, 5.363%, 10/26/2006	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 5.448%, 8/15/2007	45,000,000	45,005,819
Cancara Asset Securitization LLC, 144A, 5.319%, 8/15/2006	20,000,000	19,999,844
Carrera Capital Finance LLC, 5.383%, 8/24/2007	30,000,000	30,000,000
CIT Group, Inc., 5.202%, 8/18/2006	18,500,000	18,500,352
Credit Agricole SA, 5.42%, 6/28/2007	50,000,000	49,978,975
Credit Suisse:
5.363%, 9/26/2006	50,000,000	50,000,000
5.43%, 9/26/2006	50,000,000	50,000,000
DNB NOR Bank ASA, 5.375%, 6/25/2007	15,000,000	15,000,000
Dorada Finance, Inc., 5.296%, 11/1/2006	125,000,000	124,996,849
General Electric Capital Corp., 5.36%, 8/17/2007	30,000,000	30,000,000
HSBC Finance Corp., 5.324%, 2/6/2007	15,000,000	15,000,000
International Business Machine Corp., 5.335%, 12/8/2010	3,000,000	3,000,000
Intesa Bank Ireland PLC, 5.385%, 7/25/2007	40,000,000	40,000,000
Merrill Lynch & Co., Inc.:
5.323%, 5/14/2007	50,000,000	50,000,000
5.348%, 9/15/2006	30,000,000	30,000,000
5.362%, 5/29/2007	13,000,000	13,000,000
5.382%, 8/24/2007	25,000,000	25,000,000
5.401%, 2/2/2007	25,000,000	25,000,000
Morgan Stanley, 5.382%, 2/5/2007	100,000,000	100,000,000
Nordea Bank AB, 5.325%, 4/8/2011	40,000,000	39,998,481
The Bear Stearns Companies, Inc., 5.382%, 10/18/2006	75,000,000	75,000,000
Toyota Motor Credit Corp., 5.3%, 5/14/2007	65,000,000	65,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.355%, 3/9/2007	31,000,000	31,000,000
5.378%, 6/15/2007	32,000,000	32,000,000
UniCredito Italiano SpA:
5.178%, 9/1/2006	20,000,000	19,999,262
5.425%, 10/4/2006	60,000,000	59,994,873

Total Short-Term Notes (Cost $1,137,475,383)		1,137,475,383

Master Notes 0.3%

The Bear Stearns Companies, Inc., 5.432%*, 8/1/2006 (a) (Cost $10,000,000)	10,000,000	10,000,000

US Government Sponsored Agencies 2.5%

Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	18,500,000	18,500,000
5.5%, 7/3/2007	15,000,000	15,000,000
Federal National Mortgage Association, 4.0%, 8/8/2006	50,000,000	50,000,000

Total US Government Sponsored Agencies (Cost $83,500,000)		83,500,000

Guaranteed Investment Contracts 0.9%

New York Life Insurance Co., 5.507%*, 9/19/2006 (Cost $30,000,000)	30,000,000	30,000,000
Asset Backed 0.7%

Steers Mercury III Trust, 5.418%*, 5/25/2048 (Cost $24,000,000)	24,000,000	24,000,000

Promissory Notes 2.6%

The Goldman Sachs Group, Inc.:
5.17%*, 11/13/2006	15,000,000	15,000,000
5.40%*, 11/10/2006	75,000,000	75,000,000

Total Promissory Notes (Cost $90,000,000)		90,000,000

US Government Agency Sponsored Pass-Throughs 0.6%

Federal National Mortgage Association, 4.56%**, 10/2/2006 (Cost $21,827,226)	22,000,000	21,827,226

Repurchase Agreements 21.8%

Bear Stearns & Co., Inc., 5.29%, dated 7/31/2006, to be repurchased at $117,017,193 on 8/1/2006 (b)	117,000,000	117,000,000
BNP Paribas, 5.29%, dated 7/31/2006, to be repurchased at $341,050,108 on 8/1/2006 (c)	341,000,000	341,000,000
Greenwich Capital Markets, Inc., 5.29%, dated 7/31/2006, to be repurchased at $280,041,144 on 8/1/2006 (d)	280,000,000	280,000,000
State Street Bank and Trust Co., 4.92%, dated 7/31/2006, to be repurchased at $1,688,231 on 8/1/2006 (e)	1,688,000	1,688,000

Total Repurchase Agreements (Cost $739,688,000)		739,688,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,409,049,218)+	100.3	3,409,049,218
Other Assets and Liabilities, Net	(0.3)	(10,210,146)
Net Assets	100.0	3,398,839,072

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.
**	Annualized yield at time of purchase; not a coupon rate.
+	The cost for federal income tax purposes was $3,409,049,218.

(a) Reset date; not a maturity date

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
40,684,980	Federal National Mortgage Association	5.631-5.896	2/1/2032-5/1/2036	40,519,174
79,219,196	Federal Home Loan Mortgage Corp.	5.688-7.082	2/1/2021-8/1/2036	78,822,993

Total Collateral Value				119,342,167

(c) Collateralized by $351,473,000 Federal Home Loan Mortgage Corp., with various coupon rates from Zero Coupon — 5.75%, with various maturity dates from 8/1/2006-7/17/2015 with a value of $347,820,333.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
176,432,114	Federal Home Loan Mortgage Corp.	4.5-5.75	7/15/2020-7/15/2035	166,167,588
72,234,649	Federal National Mortgage Association	4.0-6.5	10/25/2017-3/25/2036	69,809,356
51,398,178	Government National Mortgage Association	3.202-5.153	4/16/2019-6/16/2023	49,623,248

Total Collateral Value				285,600,192

(e) Collateralized by $1,770,000 US Treasury Note, 3.5%, maturing on 8/15/2009 with a value of $1,725,750.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS Government & Agency Money Fund

	Principal Amount ($)	Value ($)
Agencies Not Backed by the Full Faith and Credit of the US Government 24.7%

US Government Sponsored Agencies

Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	4,000,000	3,961,611
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
5.25%, 5/4/2007	4,000,000	4,000,000
5.325%, 5/3/2007	5,000,000	5,000,000
5.35%, 5/25/2007	13,000,000	13,000,000
5.35%*, 7/6/2007	20,000,000	19,992,725
5.5%, 7/3/2007	4,000,000	4,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
5.217%*, 9/7/2006	25,000,000	24,998,116
5.33%*, 12/28/2007	20,000,000	19,985,362

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $109,937,814)		109,937,814

Agencies Backed by the Full Faith and Credit of the US Government 4.5%

Government Guaranteed Securities

Hainan Airlines:

Series 2000-1, 5.329%*, 12/15/2007	8,999,611	8,999,611
Series 2000-2, 5.329%*, 12/15/2007	5,538,222	5,538,222
Series 2000-3, 5.329%*, 12/15/2007	5,538,222	5,538,222

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $20,076,055)		20,076,055

Repurchase Agreements 70.4%

Banc of America Securities LLC, 5.27%, dated 7/6/2006, to be repurchased at $75,351,333 on 8/7/2006 (a)	75,000,000	75,000,000
Bear Stearns & Co., Inc., 5.28%, dated 7/13/2006, to be repurchased at $35,133,467 on 8/8/2006 (b)	35,000,000	35,000,000
BNP Paribas, 5.29%, dated 7/31/2006, to be repurchased at $62,009,111 on 8/1/2006 (c)	62,000,000	62,000,000
Credit Suisse First Boston LLC, 5.27%, dated 7/14/2006, to be repurchased at $65,247,397 on 8/9/2006 (d)	65,000,000	65,000,000
Merrill Lynch & Co., Inc., 5.28%, dated 7/13/2006, to be repurchased at $40,170,133 on 8/11/2006 (e)	40,000,000	40,000,000
Merrill Lynch & Co., Inc., 5.29%, dated 6/30/2006, to be repurchased at $35,174,864 on 8/3/2006 (f)	35,000,000	35,000,000
State Street Bank and Trust Co., 4.86%, dated 7/31/2006, to be repurchased at $979,132 on 8/1/2006 (g)	979,000	979,000

Total Repurchase Agreements (Cost $312,979,000)		312,979,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $442,992,869)+	99.6	442,992,869
Other Assets and Liabilities, Net	0.4	1,973,695

Net Assets	100.0	444,966,564

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.
+	The cost for federal income tax purposes was $442,992,869.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,715,823	Federal Home Loan Mortgage Corp.	5.5	1/1/2036	7,524,535
70,592,943	Federal National Mortgage Association	4.5-6.0	6/1/2018-5/1/2036	68,975,465

Total Collateral Value				76,500,000

(b) Collateralized by $36,972,059 Federal Home Loan Mortgage Corp., with various coupon rates from 5.0-7.0%, with various maturity dates of 3/15/2034-7/15/2035 with a value of $35,701,553.

(c) Collateralized by $62,580,000 Federal Home Loan Bank, with various coupon rates from 2.73-4.625%, with various maturity dates of 9/29/2006-8/8/2007 with a value of $63,242,511.

(d) Collateralized by $65,881,834 Federal National Mortgage Association, with various coupon rates from 5.24-5.88%, with various maturity dates of 4/1/2034-3/1/2035 with a value of $66,300,279.

(e) Collateralized by $41,900,000 US Treasury Bond, 4.5%, maturing on 11/15/2015 with a value of $40,802,043.

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,622,524	Federal Home Loan Mortgage Corp.	4.0	10/15/2016	9,275,368
27,396,239	Federal National Mortgage Association	4.0-5.0	12/25/2016-9/25/2020	26,424,972

Total Collateral Value				35,700,340

(g) Collateralized by $1,025,000 US Treasury Note, 3.5%, maturing on 8/15/2009 with a value of $999,375.

DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)
Municipal Investments 97.8%

Alaska 0.3%

ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.69%*, 10/1/2014 (a)	1,900,000	1,900,000

Arizona 1.6%

Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 3.65%*, 12/15/2018, Bank of New York (b)	1,000,000	1,000,000
Arizona, Salt River Project, Agricultural Improvement, Series A, 3.54%, 8/1/2006	3,000,000	3,000,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 3.68%*, 4/1/2038, Branch Banking & Trust (b)	6,000,000	6,000,000

		10,000,000

California 2.4%

ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.67%*, 8/1/2013 (a)	2,400,000	2,400,000
California, State General Obligation, Series PT-1555, 144A, 3.68%*, 10/1/2010 (a)	4,400,000	4,400,000
California, State University Revenue, Series 1320, 144A, 3.67%*, 11/1/2026 (a)	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, IAC Project, Series W-3, AMT, 3.67%*, 4/1/2025, Wells Fargo Bank NW NA (b)	900,000	900,000
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	2,000,000	2,009,590
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.67%*, 7/1/2036, Citibank NA (b)	2,364,000	2,364,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.68%*, 10/1/2022 (a)	2,190,000	2,190,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 3.57%*, 7/1/2028	125,000	125,000

		15,388,590

Colorado 4.4%

Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.68%*, 12/1/2024 (a)	10,470,000	10,470,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 3.65%*, 10/1/2032, US Bank NA (b)	6,950,000	6,950,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.75%*, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-1, 3.65%*, 3/1/2023	1,000,000	1,000,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.68%*, 12/15/2021 (a)	2,795,000	2,795,000
Summit County, CO, School District No. RE1, Series R-6513, 144A, 3.68%*, 12/1/2023 (a)	3,355,000	3,355,000

		27,770,000

Delaware 1.8%

Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.71%*, 9/1/2012, Wachovia Bank NA (b)	5,200,000	5,200,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.71%*, 1/1/2016, Citizens Bank of PA (b)	6,000,000	6,000,000

		11,200,000

Florida 4.0%

Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.66%*, 9/1/2026	4,375,000	4,375,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.68%*, 7/1/2019 (a)	3,160,000	3,160,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.73%*, 8/1/2034, Bank One NA (b)	5,400,000	5,400,000
Florida, Municipal Securities Trust Certificates, “A”, Series 7007, AMT, 144A, 3.72%*, 3/1/2040 (a)	150,000	150,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 3.68%*, 7/1/2025 (a)	1,000,000	1,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.67%*, 7/1/2016 (a)	200,000	200,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.71%*, 10/1/2029 (a)	1,300,000	1,300,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.68%*, 9/1/2029, Bank of America NA (b)	2,965,000	2,965,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.65%*, 7/1/2035, Bank of America NA (b)	1,500,000	1,500,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.68%*, 12/1/2023, Bank One America NA (b)	4,200,000	4,200,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.64%*, 8/1/2022, SunTrust Bank (b)	950,000	950,000

		25,200,000

Georgia 1.0%

Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.68%*, 12/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.68%*, 5/1/2026, Branch Banking & Trust (b)	1,000,000	1,000,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.64%*, 8/1/2018, SunTrust Bank (b)	565,000	565,000

		6,565,000

Hawaii 1.6%

ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.69%*, 7/1/2012 (a)	3,200,000	3,200,000
Honolulu, HI, City & County, General Obligation, 3.62%, 9/5/2006	7,100,000	7,100,000

		10,300,000

Illinois 9.9%

Chicago, IL, De La Salle Institute Project Revenue, 3.72%*, 4/1/2027, Fifth Third Bank (b)	856,000	856,000
Chicago, IL, Eclipse Funding Trust, Series 2006-0003 Solar Eclipse, 144A, 3.67%*, 1/1/2026 (a)	3,125,000	3,125,000
Chicago, IL, O’Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.79%*, 7/1/2026	4,890,000	4,890,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 3.88%*, 5/1/2011, American National Bank & Trust (b)	1,210,000	1,210,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.73%*, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.79%*, 7/1/2024, Northern Trust Company (b)	4,020,000	4,020,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.88%*, 8/1/2025, Bank One NA (b)	2,880,000	2,880,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 3.45%*, 2/1/2013, Northern Trust Company (b)	2,780,000	2,780,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.73%*, 8/1/2019, LaSalle Bank NA (b)	4,100,000	4,100,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.83%*, 12/1/2020, Bank One NA (b)	2,250,000	2,250,000
Illinois, Finance Authority Revenue, Clare Oaks, Series C, 3.66%*, 11/1/2040, Sovereign Bank (b)	5,000,000	5,000,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-1, 3.68%*, 8/15/2038, Bank of Nova Scotia (b)	1,150,000	1,150,000
Illinois, General Obligation, Series 1750, 144A, 3.68%*, 12/1/2010 (a)	5,280,000	5,280,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 3.67%*, 11/1/2019 (a)	5,685,000	5,685,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.68%*, 3/1/2024 (a)	1,495,000	1,495,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.73%*, 3/1/2018, LaSalle National Bank (b)	1,580,000	1,580,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.79%*, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.73%*, 7/1/2020, LaSalle Bank NA (b)	1,095,000	1,095,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.77%*, 7/1/2014, National City Bank (b)	2,880,000	2,880,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.8%*, 12/1/2016, Bank One NA (b)	3,700,000	3,700,000

		62,476,000

Indiana 5.7%

ABN AMRO, Munitops Certificates Trust:
Series 2003-32, 144A, 3.67%*, 1/15/2012 (a)	4,000,000	4,000,000
Series 2005-7, 144A, 3.69%*, 7/10/2013 (a)	7,150,000	7,150,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.73%*, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health & Educational Facility Financing Authority Revenue, Greenwood Village South Project, Series A, 3.72%*, 5/1/2036, Sovereign Bank (b)	6,000,000	6,000,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 3.68%*, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.72%*, 1/1/2027, National City Bank of Indiana (b)	6,845,000	6,845,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.72%*, 1/1/2030 (a)	2,120,000	2,120,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.71%*, 5/1/2025, LaSalle National Bank (b)	75,000	75,000

		36,085,000

Kentucky 3.8%

Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.76%*, 8/1/2013, Calyon Bank (b)	4,400,000	4,400,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.68%*, 2/1/2032, US Bank NA (b)	2,000,000	2,000,000
Jeffersontown, KY, Lease Program Revenue, League of Cities Funding Trust, 3.7%*, 3/1/2030, US Bank NA (b)	3,630,000	3,630,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.71%*, 11/1/2030, Bank One Kentucky NA (b)	4,865,000	4,865,000
Pendleton County, KY, Multi-County Lease Revenue, 3.5%, 9/7/2006	9,000,000	9,000,000

		23,895,000

Maine 1.4%

Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.63%*, 7/1/2022 (a)	5,000,000	5,000,000
South Berwick, ME, Education Revenue, Berwick Academy Issue, 3.66%*, 8/1/2024, Allied Irish Bank (b)	3,845,000	3,845,000

		8,845,000

Michigan 5.5%

ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.68%*, 1/1/2011 (a)	10,000,000	10,000,000
Comstock Park, MI, Public Schools, Series R-2178, 144A, 3.68%*, 5/1/2025 (a)	1,175,000	1,175,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.67%*, 5/1/2011 (a)	1,085,000	1,085,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.64%*, 11/1/2019, LaSalle Bank NA (b)	1,250,000	1,250,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.71%*, 12/1/2020, Comerica Bank (b)	4,300,000	4,300,000
Jackson County, MI, Economic Development Corp., Limited Obligation Revenue, Production Saw & Machine, AMT, 3.8%*, 6/1/2020, Comerica Bank (b)	3,700,000	3,700,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.68%*, 4/20/2011	2,825,000	2,825,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.8%*, 10/1/2015, Comerica Bank (b)	4,900,000	4,900,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.88%*, 2/1/2020, JPMorgan Chase Bank (b)	1,740,000	1,740,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.77%*, 3/1/2030, National City Bank (b)	1,950,000	1,950,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.8%*, 11/1/2023, JPMorgan Chase & Co. (b)	500,000	500,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.88%*, 2/1/2016, JPMorgan Chase Bank (b)	1,520,000	1,520,000

		34,945,000

Missouri 0.7%

Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.72%*, 3/1/2030, American National Bank & Trust (b)	4,500,000	4,500,000

Nebraska 0.4%

Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.72%*, 9/1/2034	2,427,500	2,427,500

Nevada 0.8%

Nevada, State Department Commission, Industrial Development Revenue, Master Halco Project, Series A, AMT, 3.8%*, 12/1/2009, Wachovia Bank NA (b)	4,900,000	4,900,000

New Hampshire 1.1%

New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 3.71%*, 9/1/2012, Wachovia Bank NA (b)	2,000,000	2,000,000
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.67%*, 8/1/2036, Citizens Bank of NH (b)	4,700,000	4,700,000

		6,700,000

New Jersey 1.8%

New Jersey, Economic Development Authority Revenue, 3.56%, 8/4/2006	5,000,000	5,000,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.67%*, 7/1/2030, Citibank NA (b)	200,000	200,000
New Jersey, Municipal Securities Trust Certificates, “A”, Series 2006-3009, 144A, 3.74%*, 8/24/2023 (a)	6,200,000	6,200,000

		11,400,000

New York 2.4%

Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Service, Inc., 3.71%*, 6/1/2022, KeyBank NA (b)	980,000	980,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	4,000,000	4,020,978
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.68%*, 11/15/2013 (a)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.68%*, 11/1/2028 (a)	415,000	415,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.67%*, 3/15/2025 (a)	2,500,000	2,500,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 3.68%*, 11/1/2026 (a)	300,000	300,000
New York City, NY, Transitional Finance Authority, Future Tax-Secured, Series C-5, 3.65%*, 8/1/2031, Citibank NA (b)	1,150,000	1,150,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-D, 3.59%*, 11/1/2022	2,500,000	2,500,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.66%*, 8/1/2033, KeyBank NA (b)	600,000	600,000
Syracuse, NY, Revenue Anticipation Notes, Series B, 4.125%, 10/30/2006, KeyBank NA (b)	1,800,000	1,802,206

		15,268,184

North Carolina 1.7%

Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.76%*, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.68%*, 12/1/2031, Branch Banking & Trust (b)	2,300,000	2,300,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage, Pennybyrn Project, Series C, 3.64%*, 10/1/2035, Bank of America NA (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage — United Methodist, Series B, 3.68%*, 10/1/2035, Branch Banking & Trust (b)	3,000,000	3,000,000

		10,800,000

Ohio 3.5%

Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.72%*, 6/1/2032, Wachovia Bank NA (b)	3,910,000	3,910,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.67%*, 2/1/2035, National City Bank (b)	2,900,000	2,900,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.66%*, 12/1/2032 (a)	3,815,000	3,815,000
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 3.88%*, 12/1/2019, National City Bank (b)	2,600,000	2,600,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.71%*, 9/1/2020, Fifth Third Bank (b)	940,000	940,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 3.68%*, 12/1/2020	2,745,000	2,745,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 3.82%*, 7/1/2018, National City Bank (b)	1,490,000	1,490,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.83%*, 12/1/2022, Bank One NA (b)	3,525,000	3,525,000

		21,925,000

Oklahoma 0.2%

Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.69%*, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000

Oregon 0.8%

Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.69%*, 5/1/2034, Bank of America NA (b)	4,840,000	4,840,000

Pennsylvania 5.2%

Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.71%*, 9/1/2025, Wachovia Bank NA (b)	1,000,000	1,000,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.86%*, 12/1/2020, First Tennessee Bank (b)	3,980,000	3,980,000
Dallastown, PA, Area School District, 3.66%*, 2/1/2018 (a)	555,000	555,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.69%*, 11/1/2017 (a)	5,120,000	5,120,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.82%*, 2/1/2018, National City Bank (b)	385,000	385,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.75%*, 11/1/2041, Morgan Guaranty Trust (b)	1,030,000	1,030,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.71%*, 11/1/2021	2,700,000	2,700,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 3.72%*, 3/1/2027 (a)	4,200,000	4,200,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	8,000,000	8,050,449
Red Lion, PA, General Obligation, Area School District, 3.64%*, 5/1/2024 (a)	6,050,000	6,050,000

		33,070,449

Puerto Rico 0.2%

ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.65%*, 10/1/2008	1,275,000	1,275,000

South Carolina 1.1%

Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.83%*, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.71%*, 6/1/2019, Wachovia Bank NA (b)	4,205,000	4,205,000

		6,705,000

Tennessee 2.2%

Clarksville, TN, Public Building Authority Revenue, Pooled Financing, 3.68%*, 1/1/2033, Bank of America NA (b)	385,000	385,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.7%*, 11/1/2013	6,000,000	6,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.69%*, 5/1/2016	7,300,000	7,300,000

		13,685,000

Texas 18.2%

ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.69%*, 2/15/2011	3,700,000	3,700,000
Aldine, TX, Independent School District, Series 827, 144A, 3.68%*, 1/1/2012	2,925,000	2,925,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.68%*, 11/15/2021 (a)	4,765,000	4,765,000
Austin, TX, Water & Waste System Revenue, Series B-27, 144A, 3.69%*, 11/15/2026 (a)	5,260,000	5,260,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 3.7%*, 5/1/2033, Wachovia Bank NA (b)	400,000	400,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.68%*, 8/15/2024	6,140,000	6,140,000
Harris County, TX, General Obligation, 3.68%, 8/16/2006	2,400,000	2,400,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 3.68%*, 2/15/2032 (a)	3,000,000	3,000,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	14,500,000	14,581,705
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,056,904
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.67%*, 12/1/2023	2,000,000	2,000,000
Northside, TX, Independent School District, Series 758, 144A, 3.68%*, 2/15/2013	4,395,000	4,395,000
San Antonio, TX, Electric & Gas Revenue:
3.55%, 8/10/2006	8,000,000	8,000,000
Series 1700, 144A, 3.69%*, 2/1/2010	6,530,000	6,530,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 3.62%*, 10/1/2029, Landesbank Hessen-Thuringen (b)	200,000	200,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	27,600,000	27,628,866
Texas, University of Texas Revenue, Series B-14, 144A, 3.69%*, 8/15/2022	4,585,000	4,585,000
Texas, Water Development Board Revenue, Series 2187, 144A, 3.66%*, 7/15/2021	7,830,000	7,830,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.75%*, 6/1/2039	2,575,000	2,575,000

		114,972,475

Utah 4.7%

Alpine, UT, School District, Series PT-436, 144A
3.68%*, 3/15/2007	2,270,000	2,270,000
3.68%*, 3/15/2009	4,125,000	4,125,000
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,052,417
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 3.68%*, 5/15/2036	300,000	300,000
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	15,000,000	15,109,198

		29,856,615

Virginia 0.3%

Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.7%*, 1/15/2039	2,000,000	2,000,000

Washington 5.7%

Grant County, WA, Public Utilities District Number 002, Electric Revenue, Series PT-780, 144A, 3.67%*, 1/1/2010 (a)	8,125,000	8,125,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.68%*, 12/1/2023 (a)	1,270,000	1,270,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.68%*, 12/1/2025 (a)	1,830,000	1,830,000
Washington, Municipal Securities Trust Certificates, “A”, Series 2006-250, 144A, 3.68%*, 8/14/2015 (a)	7,565,000	7,565,000
Washington, State General Obligation, Series PZ-106, 144A, 3.71%*, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.7%*, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.73%*, 10/1/2041, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.73%*, 6/15/2037, Bank of America NA (b)	5,200,000	5,200,000

		36,360,000

Wisconsin 1.2%

Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 3.88%*, 5/1/2015, Bank One Wisconsin (b)	905,000	905,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 3.88%*, 9/1/2020, Bank One Wisconsin (b)	1,900,000	1,900,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.67%*, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000

		7,805,000

Multi-State 2.2%

Puttable Floating Option Tax-Exempt Receipts, Series EC-001, 144A, 3.89%*, 10/1/2035	14,215,000	14,215,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $618,774,813)+	97.8	618,774,813
Other Assets and Liabilities, Net	2.2	13,701,900

Net Assets	100.0	632,476,713

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2006.
+	The cost for federal income tax purposes was $618,774,813.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	4.6
Financial Guaranty Insurance Company	6.3
Financial Security Assurance Inc.	6.6
MBIA Corp.	8.2

(b) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of July 31, 2006

Assets	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Investments:
Investments in securities, valued at amortized cost	$2,669,361,218	$130,013,869	$618,774,813
Repurchase agreements, valued at amortized cost	739,688,000	312,979,000	—

Total investments in securities, valued at amortized cost	3,409,049,218	442,992,869	618,774,813
Cash	464	265	—
Receivable for investments sold	—	—	11,013,158
Interest receivable	14,437,658	1,749,617	4,292,110
Receivable for Fund shares sold	7,182,600	901,682	547,057
Other assets	62,006	12,839	22,043

Total assets	3,430,731,946	445,657,272	634,649,181

Liabilities

Due to custodian bank	—	—	545,183
Dividends payable	2,695,694	360,887	340,492
Payable for investments purchased	25,000,000	—	—
Payable for Fund shares redeemed	941,040	—	851,125
Accrued management fee	753,526	98,107	145,481
Other accrued expenses and payables	2,502,614	231,714	290,187

Total liabilities	31,892,874	690,708	2,172,468

Net assets, at value	$3,398,839,072	$444,966,564	$632,476,713

Net Assets
Net assets consist of:
Undistributed net investment income (accumulated distributions in excess of net investment income)	100,438	(133)	23,838
Accumulated net realized gain (loss)	—	(1,031)	—
Paid-in capital	3,398,738,634	444,967,728	632,452,875

Net assets, at value	$3,398,839,072	$444,966,564	$632,476,713

Shares outstanding	3,398,481,811	444,945,647	632,453,537
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended July 31, 2006

Investment Income	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Income:
Interest	$148,354,649	$19,348,000	$20,908,746
Expenses:
Management fee	8,739,742	1,144,287	1,767,268
Services to shareholders	5,415,815	522,130	591,161
Custodian fees	123,852	18,188	27,560
Auditing	53,561	37,971	40,916
Legal	68,752	20,505	23,872
Trustees’ fees and expenses	97,309	50,689	50,928
Reports to shareholders	224,910	34,214	16,225
Registration fees	49,068	28,936	33,084
Other	171,281	33,329	50,624
Total expenses before expense reductions	14,944,290	1,890,249	2,601,638
Expense reductions	(49,432)	(9,056)	(14,075)
Total expenses after expense reductions	14,894,858	1,881,193	2,587,563

Net investment income	133,459,791	17,466,807	18,321,183

Net realized gain (loss) on investment transactions	258	—	10,457

Net increase (decrease) in net assets resulting from operations	$133,460,049	$17,466,807	$18,331,640

Statement of Changes in Net Assets — DWS Money Market Fund

	Years Ended July 31,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$133,459,791	$61,913,742
Net realized gain (loss) on investment transactions	258	25,138
Net increase (decrease) in net assets resulting from operations	133,460,049	61,938,880
Distributions to shareholders from net investment income	(133,459,791)	(62,715,860)
Fund share transactions:
Proceeds from shares sold	2,307,896,975	2,044,805,653
Net assets acquired in tax-free reorganization	—	280,280,767
Reinvestment of distributions	129,705,881	60,454,544
Cost of shares redeemed	(2,431,071,734)	(2,424,311,653)
Net increase (decrease) in net assets from Fund share transactions	6,531,122	(38,770,689)
Increase (decrease) in net assets	6,531,380	(39,547,669)
Net assets at beginning of period	3,392,307,692	3,431,855,361

Net assets at end of period (including undistributed net investment income of $100,438 and $100,180, respectively)	$3,398,839,072	$3,392,307,692

Other Information

Shares outstanding at beginning of period	3,391,950,687	3,430,708,003
Shares sold	2,307,896,975	2,044,805,665
Shares issued in tax-free reorganization	—	280,294,179
Shares issued to shareholders in reinvestment of distributions	129,705,881	60,454,544
Shares redeemed	(2,431,071,732)	(2,424,311,704)
Net increase (decrease) in Fund shares	6,531,124	(38,757,316)

Shares outstanding at end of period	3,398,481,811	3,391,950,687

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Government & Agency Money Fund

	Years Ended July 31,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$17,466,807	$7,303,882
Net realized gain (loss) on investment transactions	—	(179)
Net increase (decrease) in net assets resulting from operations	17,466,807	7,303,703
Distributions to shareholders from net investment income	(17,466,807)	(7,402,591)
Fund share transactions:
Proceeds from shares sold	369,704,267	237,410,768
Net assets acquired in tax-free reorganization	—	89,982,258
Reinvestment of distributions	16,883,662	7,105,589
Cost of shares redeemed	(383,865,046)	(293,514,169)
Net increase (decrease) in net assets from Fund share transactions	2,722,883	40,984,446
Increase (decrease) in net assets	2,722,883	40,885,558
Net assets at beginning of period	442,243,681	401,358,123

Net assets at end of period (including accumulated distributions in excess of net investment income of $133 and $133, respectively)	$444,966,564	$442,243,681

Other Information

Shares outstanding at beginning of period	442,222,764	401,231,203
Shares sold	369,704,267	237,410,769
Shares issued in tax-free reorganization	—	89,989,372
Shares issued to shareholders in reinvestment of distributions	16,883,662	7,105,589
Shares redeemed	(383,865,046)	(293,514,169)
Net increase (decrease) in Fund shares	2,722,883	40,991,561

Shares outstanding at end of period	444,945,647	442,222,764

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — DWS Tax-Exempt Money Fund

	Years Ended July 31,
Increase (Decrease) in Net Assets	2006	2005
Operations:
Net investment income	$18,321,183	$9,443,185
Net realized gain (loss) on investment transactions	10,457	735
Net increase from payments by affiliates	—	251
Net increase (decrease) in net assets resulting from operations	18,331,640	9,444,171
Distributions to shareholders from net investment income	(18,321,183)	(9,461,564)
Fund share transactions:
Proceeds from shares sold	450,257,224	459,038,182
Net assets acquired in tax-free reorganization	—	120,128,452
Reinvestment of distributions	17,920,550	9,141,949
Cost of shares redeemed	(579,432,070)	(446,496,230)
Net increase (decrease) in net assets from Fund share transactions	(111,254,296)	141,812,353
Increase (decrease) in net assets	(111,243,839)	141,794,960
Net assets at beginning of period	743,720,552	601,925,592

Net assets at end of period (including undistributed net investment income of $23,838 and $18,799, respectively)	$632,476,713	$743,720,552

Other Information

Shares outstanding at beginning of period	743,707,833	601,878,580
Shares sold	450,257,224	459,038,182
Shares issued in tax-free reorganization	—	120,145,352
Shares issued to shareholders in reinvestment of distributions	17,920,550	9,141,949
Shares redeemed	(579,432,070)	(446,496,230)
Net increase (decrease) in Fund shares	(111,254,296)	141,829,253

Shares outstanding at end of period	632,453,537	743,707,833

The accompanying notes are an integral part of the financial statements.

Financial Highlights

DWS Money Market Fund

Years Ended July 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.040	.019	.007	.011	.02
Distributions from net investment income	(.040)	(.019)	(.007)	(.011)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	4.04	1.95	.71	1.11	2.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,399	3,392	3,432	4,117	4,978
Ratio of expenses (%)	.44	.48	.43	.43	.44
Ratio of net investment income (%)	3.97	1.91	.72	1.12	2.01

DWS Government & Agency Money Fund

Years Ended July 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.040	.019	.007	.011	.02
Distributions from net investment income	(.040)	(.019)	(.007)	(.011)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	4.04	1.92	.67	1.07	1.96

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	445	442	401	503	614
Ratio of expenses (%)	.43	.49	.45	.43	.43
Ratio of net investment income (%)	3.97	1.88	.69	1.09	1.98

DWS Tax-Exempt Money Fund

Years Ended July 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.027	.015	.006	.009	.01
Distributions from net investment income	(.027)	(.015)	(.006)	(.009)	(.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	2.75	1.54	.65	.92	1.43

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	632	744	602	634	687
Ratio of expenses (%)	.38	.41	.41	.39	.38
Ratio of net investment income (%)	2.70	1.54	.64	.92	1.43

Notes to Financial Statements

A. Significant Accounting Policies

DWS Money Funds (formerly Scudder Money Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three investment funds (the “Funds”). Each Fund takes its own approach to money market investing. DWS Money Market Fund (formerly Scudder Money Market Fund) emphasizes yield through a more diverse universe of investments, while DWS Government & Agency Money Fund (formerly Scudder Government and Agency Money Fund) emphasizes government securities. DWS Tax-Exempt Money Fund (formerly Scudder Tax-Exempt Money Fund) invests for income that is free from federal income taxes.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

During the year ended July 31, 2006, the DWS Tax-Exempt Money Fund fully utilized its capital loss carryforward of $600.

At July 31, 2006, the DWS Government & Agency Money Fund had a net tax basis capital loss carryforward of approximately $1,100 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2012 ($50), July 31, 2013 ($1,000), and July 31, 2014 ($50), the respective expiration dates, whichever occurs first.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for the Funds a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Funds are taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Funds and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At July 31, 2006, the Funds’ components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Undistributed ordinary income*	$2,840,645	$385,706	$—
Undistributed tax-exempt income	$—	$—	$391,759
Capital loss carryforwards	$—	$(1,100)	$—

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:

	Years Ended July 31,
Fund	2006	2005
DWS Money Market Fund — from ordinary income*	$133,459,791	$62,715,860
DWS Government & Agency Money Fund — from ordinary income*	$17,466,807	$7,402,591
DWS Tax-Exempt Money Fund — from tax-exempt income	$18,321,183	$9,461,564

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with each specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”) directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of the Funds’ combined average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets, 0.25% of the next $800,000,000 of such net assets, 0.24% of the next $800,000,000 of such net assets, 0.23% of the next $800,000,000 of such net assets and 0.22% of such net assets in excess of $3,200,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended July 31, 2006, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Total Aggregated	Annual Effective Rate
DWS Money Market Fund		$8,739,742.26%
DWS Government & Agency Money Fund		$1,144,287.26%
DWS Tax-Exempt Money Fund		$1,767,268.26%

Effective June 13, 2005 through November 30, 2008, the Advisor has contractually agreed to waive all or a portion of their management fees and reimburse or pay certain operating expenses of the Funds to the extent necessary to maintain the operating expenses of each Fund at 0.47%, 0.45% and 0.40% of average net assets for DWS Money Market Fund, DWS Government & Agency Money Fund and DWS Tax-Exempt Money Fund, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, trustee, and trustee counsel fees, and organizational and offering expenses).

Service Provider Fees. DWS Scudder Investments Service Company (“DWS-SISC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended July 31, 2006, the amounts charged to the Funds by DWS-SISC were as follows:

Fund	Total Aggregated	Unpaid at July 31, 2006
DWS Money Market Fund	$3,493,120	$1,424,728
DWS Government & Agency Money Fund	$335,336	$90,678
DWS Tax-Exempt Money Fund	$460,682	$142,084

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended July 31, 2006, the amount charged to the Funds by DeIM included in reports to shareholders was as follows:

Fund	Total Aggregated	Unpaid at July 31, 2006
DWS Money Market Fund	$6,120	$2,200
DWS Government & Agency Money Fund	$6,120	$2,200
DWS Tax-Exempt Money Fund	$6,120	$2,200

Trustees’ Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees.

C. Expense Reductions

For the year ended July 31, 2006, the Advisor agreed to reimburse each Fund which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount
DWS Money Market Fund	$47,406
DWS Government & Agency Money Fund	$8,948
DWS Tax-Exempt Money Fund	$13,736

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund’s expenses. During the year ended July 31, 2006, no transfer agent credits were earned by the Funds. During the year ended July 31, 2006, the Funds’ custodian fees were reduced as follows:

Fund	Custody Credits
DWS Money Market Fund	$2,026
DWS Government & Agency Money Fund	$108
DWS Tax-Exempt Money Fund	$339

D. Line of Credit

The Funds and several other affiliated funds (the “Participants”) share in a $750 million revolving credit facility administered by JPMorgan Chase Bank, N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission (“SEC”), the New York Attorney General and the Illinois Secretary of State providing payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to make adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. The Staff of the SEC has informed counsel for Deutsche Investment Management Americas Inc. (“DeIM”), Deutsche Asset Management, Inc. (“DeAM, Inc.”) and Scudder Distributors, Inc. (“SDI”) (now known as DWS Scudder Distributors, Inc.), who in turn have informed the DWS funds that on August 29, 2006, the SEC approved an offer of settlement in which DeIM, DeAM, Inc. and SDI would settle an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS fund shares during 2001-2003. DeIM, DeAM, Inc. and SDI expect the settlement with the SEC to be reflected in an order of the SEC which will state, among other things, that DeIM and DeAM, Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI’s use of certain funds’ brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute DWS fund shares. The brokerage practices which were the subject of the offer of settlement were discontinued in October 2003.

Under the terms of the offer of settlement, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the findings to be contained in the SEC’s order, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlement to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement order based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the DWS Money Funds are not entitled to a portion of the settlement.

As part of the offer of settlement, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

In addition, SDI has offered to settle with the NASD regarding its practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In the offer, SDI consents to the imposition of a censure by the NASD. SDI expects this settlement to be announced simultaneously with the SEC’s announcement of the above-referenced settlement of an administrative proceeding regarding disclosure of brokerage allocation practices.

SDI has also offered to settle with the NASD regarding SDI’s provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI’s offer.

F. Subsequent Event

On August 15, 2006, DWS Money Market Fund was renamed DWS Money Market Prime Series and its existing shares were redesignated as a separate share class named DWS Money Market Fund.

G. Fund Mergers

On May 10, 2006, the Board of the Funds approved, in principle, the mergers of DWS Government & Agency Money Fund (the “Acquired Fund”) into Cash Account Trust: Government & Agency Securities Portfolio and DWS Tax-Exempt Money Fund (the “Acquired Fund”) into Cash Account Trust: Tax-Exempt Portfolio.

Completion of each merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held during the fourth quarter of 2006.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of DWS Money Funds

We have audited the accompanying statements of assets and liabilities of DWS Money Funds (formerly Scudder Money Funds) (the “Trust”), comprising DWS Money Market Fund (formerly Scudder Money Market Fund), DWS Government & Agency Money Fund (formerly Scudder Government and Agency Money Fund), and DWS Tax-Exempt Money Fund (formerly Scudder Tax-Exempt Money Fund) (collectively, the “Funds”), including the portfolios of investments, as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising DWS Money Funds at July 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts September 18, 2006

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the DWS Tax-Exempt Money Fund designates $5,550 as capital gain dividends for its year ended July 31, 2006, of which 100% represents 15% rate gains.

Of the dividends paid from net investment income for the DWS Tax-Exempt Money Fund for the taxable year ended July 31, 2006, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of each fund as of July 31, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member’s term of office extends until the next shareholders’ meeting called for the purpose of electing such Board Members and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of each fund.

Independent Board Members

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	68

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	68

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	68

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	68

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	68

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	68

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	68

Robert H. Wadsworth (1940) Trustee, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	71

*	Inception date of the corporation which was the predecessor to the L.L.C.

Interested Officers[2]

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen

Michael G. Clark[4] (1965) President, 2006-present	Managing Director[3], Deutsche Asset Management (2006-present); President, The Central Europe and Russia Fund, Inc. (since June 2006), The European Equity Fund, Inc. (since June 2006), The New Germany Fund, Inc. (since June 2006), DWS Global High Income Fund, Inc. (since June 2006), DWS Global Commodities Stock Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund, Inc. (since June 2006), DWS RREEF Real Estate Fund II, Inc. (since June 2006); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a

Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a

Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a

Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a

John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

[1]	Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the funds, managed by the Advisor. For the Officers of the funds, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.
[2]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
[3]	Executive title, not a board directorship.
[4]	Address: 345 Park Avenue, New York, New York 10154.
[5]	Address: Two International Place, Boston, Massachusetts 02110.

Each fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Account Management Resources

Automated Information Lines

InvestorACCESS (800) 621-1048

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.

Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	DWS Money Market Fund	DWS Government & Agency Money Fund	DWS Tax-Exempt Money Fund
Nasdaq Symbol	KMMXX	KEGXX	KXMXX
CUSIP Number	23339A 101	23339A 200	23339A 309
Fund Number	6	11	29

ANNUAL REPORT TO SHAREHOLDERS

Cash Account Trust

April 30, 2006

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Portfolio Managers Geoffrey Gibbs, Darlene Rasel and Sonelius Kendrick-Smith discuss the market environment and the performance of Cash Account Trust — Service Shares during the 12-month period ended April 30, 2006.

Q: Will you discuss the market environment for the portfolio during its most recent fiscal year?

A: During the 12-month period ended April 30, 2006, the US economy showed its resiliency despite a devastating 2005 hurricane season and continual increases in energy and commodity prices. Monthly job growth was the most important economic indicator for the money markets as the period began, but the market’s focus gradually shifted to a careful watch for signs of increasing inflation. Going forward, the markets will be watching closely for any changes in monetary policy from new US Federal Reserve Board (the Fed) Chairman Ben Bernanke.

During the period, the Fed continued to increase short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 4.75% in eight quarter-percentage- point increments over the 12-month period. Despite the increases in the federal funds rate, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1 Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might be needed going forward to keep the risks to economic growth and price stability in balance.

[1]	The yield curve is a graph with a horizontal line that shows how high or low yields are, from the shortest to the longest maturities. Typically, the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

Portfolio Performance

As of April 30, 2006

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

	7-Day Current Yield
Money Market Portfolio — Service Shares	3.82	%*
Government & Agency Securities Portfolio — Service Shares	3.82	%*
Tax-Exempt Portfolio — Service Shares	2.63	%*
(Equivalent Taxable Yield)	4.05	%**

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-scudder.com.

*	Performance reflects a partial fee waiver which improved results during this period. In addition, the Advisor has agreed to voluntarily waive expenses as necessary to maintain a minimum distribution yield. This waiver may be changed or terminated at any time without notice. Without the fee and expense waivers, the 7-day current yield of the Money Market Portfolio — Service Shares, the Government & Agency Securities Portfolio — Service Shares, and the Tax-Exempt Portfolio — Service Shares would have been 3.70%, 3.63% and 2.55%, respectively, as of April 30, 2006.
**	The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

At the end of April 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.33%, compared with 3.68% 12 months earlier. The premium level of the LIBOR (which is set by the market) over the federal funds rate (which is fixed by the Fed) of 4.75% demonstrated the market’s concern that the Fed may raise short-term interest rates at least one to two more times in order to stave off any resurgence of inflation. At the same time, there is a sense within the market that 2006 may be a year of transition, that the Fed will probably discontinue its rate increases this year and that investors will be looking to see how well Bernanke can fine-tune the economy by utilizing the Fed’s control over short-term rates. The market consensus at the close of the period was that Bernanke had stumbled somewhat by confiding to a television reporter that he felt that his Congressional testimony (from which investors had concluded that the Fed would pause in raising rates) had been misinterpreted. The market will be hoping that the Fed can prevent undue volatility by making a smooth transition to the anticipated change in monetary policy over the course of 2006.

Q: How did the portfolio perform over its most recent fiscal year?

A: We were able to maintain a competitive yield in Cash Account Trust — Service Shares. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A: During the period, our strategy was to keep the portfolio’s average maturity relatively short in order to help reduce risk, limiting our purchases, for the most part, to issues with maturities of three months or less. For the period, we maintained a significant allocation in floating-rate securities. The interest rate of floating rate securities adjusts periodically based on indices (such as the LIBOR) and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest-rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period.

Q: What has been the strategy for the Government & Agency Securities Portfolio?

A: During the portfolio’s most recent fiscal year, our strategy was to keep the portfolio’s average maturity relatively short in order to reduce risk, limiting our purchases for the most part to issues with maturities of three months or less, and to extend maturity opportunistically, as market conditions warranted. Going forward, we will continue to monitor economic and inflation indicators to determine when the Fed may end its credit tightening program.

Q: What has been the strategy for the Tax-Exempt Portfolio?

A: Over the period, we continued to focus on the highest-quality investments for the portfolio while seeking competitive yields across the municipal investment spectrum. We also maintained a cautious stance by targeting an average maturity similar to the Tax-Exempt Portfolio’s peers. In most years, during “tax season,” tax-free money fund investors withdraw substantial amounts of cash from the market to pay their tax bills. Last year, tax-related selling pressure extended for a longer period than usual as we saw substantial tax payment withdrawals in April and May 2005. (In contrast, tax-related selling of municipal money market securities was comparatively restrained through the first quarter of 2006.) As a result of these sales, floating-rate issuers were forced to raise their rates to attract new investors. Our strategy during the first two months of the portfolio’s most recent fiscal year was to increase the portfolio’s floating-rate position to take advantage of the increase in rates. Up until year-end 2005, this strategy worked well for the Tax-Exempt Portfolio, but in late 2005 the overweight position in floating-rate securities detracted slightly from returns.2 Late in the 12-month period, the portfolio once again benefited from its floating-rate position as we boosted our allocation there to take advantage of an increase in floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.3 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.

Q: What detracted from the portfolio’s performance during the period?

A: There was concern that the economy might pull back in response to Hurricanes Katrina and Wilma, and that the Fed might halt its series of federal funds rate increases — at least temporarily — so as not to further restrain growth. For this reason, we extended the portfolio’s maturity slightly in early fall 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising rates. For this reason, our decision to briefly extend maturity detracted somewhat from the portfolio’s yield and total return during the period.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These professionals have a broad range of experience managing money market funds.

[2]	“Overweight” means the portfolio holds a higher weighting in a given sector or security than the benchmark. “Underweight” means the portfolio holds a lower weighting.
[3]	The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data’s database of more than 10,000 active issues. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Information About Each Portfolio’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2006.

The tables illustrate your Portfolio’s expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006

Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 11/1/05	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,017.10	$1,017.00
Expenses Paid per $1,000*	$5.00	$5.00

Hypothetical 5% Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 11/1/05	$1,000.00	$1,000.00
Ending Account Value 4/30/06	$1,019.84	$1,019.84
Expenses Paid per $1,000*	$5.01	$5.01

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Service Shares	1.00%	1.00%

For more information, please refer to each Portfolio’s prospectus.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006

Actual Fund Return	Tax-Exempt Portfolio
Beginning Account Value 11/1/05	$1,000.00
Ending Account Value 4/30/06	$1,010.50
Expenses Paid per $1,000*	$5.03

Hypothetical 5% Fund Return	Tax-Exempt Portfolio
Beginning Account Value 11/1/05	$1,000.00
Ending Account Value 4/30/06	$1,019.79
Expenses Paid per $1,000*	$5.06

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Tax-Exempt Portfolio
Service Shares	1.01%

For more information, please refer to each Portfolio’s prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	4/30/06	4/30/05
Short Term Notes	30%	11%
Commercial Paper	22%	36%
Certificates of Deposit and Bank Notes	21%	28%
Time Deposits	18%	11%
Promissory Notes	4%	4%
Repurchase Agreements	3%	4%
US Government Sponsored Agencies	1%	6%
Funding Agreements	1%	—

	100%	100%

Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	35 days	37 days
First Tier Retail Money Fund Average*	39 days	35 days

*	The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Cash Account Trust — Government & Agency Securities Portfolio

Asset Allocation	4/30/06	4/30/05
Repurchase Agreements	78%	50%
Agencies Not Backed by the Full Faith and Credit of the US Government	20%	48%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%

	100%	100%

Weighted Average Maturity
Cash Account Trust — Government & Agency Securities Portfolio	25 days	29 days
US Government & Agencies Retail Money Fund Average**	31 days	31 days

**	The Portfolio is compared to its respective iMoney Net Category: US Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Cash Account Trust — Tax-Exempt Portfolio

Asset Allocation (net of other assets and liabilities)	4/30/06	4/30/05
Municipal Investments
Municipal Variable Rate Demand Notes	75%	73%
Municipal Bonds and Notes	25%	27%
	100%	100%

Weighted Average Maturity
Cash Account Trust — Tax-Exempt Portfolio	17 days	21 days
National Tax-Free Retail Money Fund Average***	23 days	27 days

***	The Portfolio is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are is subject to change. For more complete details about the Portfolios’ holdings, see pages 10-24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolios’ top ten holdings and other information about the Portfolios is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments as of April 30, 2006

Money Market Portfolio	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 20.5%
Banco Bilbao Vizcaya Argentaria SA, 4.98%, 9/1/2006	6,000,000	5,999,246
Bank of Ireland, 4.01%, 7/14/2006	10,000,000	10,000,197
Bank of Novia Scotia, 4.8%, 5/10/2006	110,000,000	110,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
4.8%, 5/1/2006	21,000,000	21,000,000
4.8%, 5/10/2006	75,000,000	75,000,000
CC (USA), Inc., 3.805%, 6/22/2006	50,000,000	49,999,644
Fortis Bank NV SA, 4.83%, 5/8/2006	60,000,000	60,000,000
HBOS Treasury Services PLC:
4.0%, 7/18/2006	75,000,000	75,000,000
5.0%, 2/12/2007	60,000,000	60,000,000
5.305%, 4/19/2007	60,000,000	60,000,000
LaSalle Bank NA, 4.02%, 7/5/2006	75,000,000	75,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	40,000,000	40,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.03%, 6/29/2006	49,600,000	49,600,000
Royal Bank of Canada:
4.05%, 7/24/2006	20,000,000	20,000,000
4.775%, 12/1/2006	125,000,000	125,003,546
Societe Generale:
4.795%, 5/10/2006	75,000,000	75,000,000
4.8%, 5/10/2006	90,000,000	90,000,000
5.305%, 5/2/2007	35,000,000	35,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006	70,000,000	70,000,000
UniCredito Italiano SpA, 3.8%, 6/15/2006	190,000,000	190,000,000
Wells Fargo Bank, NA:
4.82%, 5/4/2006	42,500,000	42,500,000
4.87%, 5/10/2006	50,000,000	50,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,414,102,633)		1,414,102,633

Commercial Paper** 22.3%
Caisse Nationale des Caisses D’Epargne et Prevoyan, 4.635%, 7/31/2006	75,000,000	74,121,281
Cancara Asset Securitization LLC, 5.03%, 7/28/2006	55,711,000	55,026,002
Concentrate Manufacturing Co. of Ireland, 4.8%, 5/12/2006	23,300,000	23,265,827
Davis Square Funding VI Corp., 4.81%, 5/4/2006	25,000,000	24,989,979
Falcon Asset Securitization Corp., 4.78%, 5/1/2006	35,000,000	35,000,000
General Electric Capital Corp., 4.77%, 5/10/2006	180,000,000	179,785,350
General Electric Capital Services, Inc., 4.77%, 5/10/2006	35,000,000	34,958,263
Giro Funding US Corp.:
4.8%, 5/9/2006	25,000,000	24,973,333
4.8%, 5/10/2006	40,000,000	39,952,000
Grampian Funding Ltd.:
4.64%, 7/28/2006	75,000,000	74,149,333
5.03%, 10/25/2006	50,000,000	48,763,458
HSBC USA, Inc.:
4.77%, 5/8/2006	50,000,000	49,953,625
4.82%, 5/12/2006	25,000,000	24,963,181
KBC Financial Products International Ltd., 5.04%, 10/20/2006	30,000,000	29,277,600
Kitty Hawk Funding Corp., 4.78%, 5/1/2006	21,385,000	21,385,000
Lake Constance Funding LLC, 4.79%, 5/10/2006	54,000,000	53,935,335
Liberty Street Funding:
4.78%, 5/1/2006	40,000,000	40,000,000
4.78%, 5/10/2006	45,000,000	44,946,225
4.85%, 5/9/2006	27,000,000	26,970,900
Mane Funding Corp.:
4.85%, 5/16/2006	46,205,000	46,111,627
4.85%, 5/19/2006	40,000,000	39,903,000
Nieuw Amsterdam Receivables Corp., 4.79%, 5/5/2006	38,346,000	38,325,592
Perry Global Funding LLC, Series A, 4.88%, 5/18/2006	75,000,000	74,827,167

Ranger Funding Co. LLC, 4.78%, 5/3/2006	41,531,000	41,519,971
Three Rivers Funding Corp., 4.84%, 5/12/2006	49,000,000	48,927,535
Toyota Motor Credit Corp., 4.78%, 5/2/2006	40,600,000	40,594,609
UBS Finance (DE) LLC, 4.77%, 5/10/2006	80,000,000	79,904,600
UniCredito Italiano (DE), Inc., 4.95%, 7/6/2006	30,000,000	29,727,750
Verizon Communications, Inc.:
4.94%, 5/23/2006	15,000,000	14,954,717
4.95%, 5/22/2006	60,000,000	59,826,750
4.98%, 5/24/2006	16,000,000	15,949,093
5.0%, 5/23/2006	50,000,000	49,847,222
5.0%, 5/24/2006	50,000,000	49,840,278

Total Commercial Paper (Cost $1,536,676,603)		1,536,676,603

Short Term Notes* 29.7%
Alliance & Leicester PLC, 4.838%, 12/1/2006	50,000,000	50,000,000
American Honda Finance Corp.:
144A, 4.67%, 11/7/2006	110,000,000	110,000,000
4.895%, 6/22/2006	21,000,000	21,000,000
4.96%, 9/21/2006	65,500,000	65,513,787
Australia & New Zealand Banking Group Ltd., 4.93%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 4.892%, 11/17/2006	100,000,000	100,000,000
Barclays Bank PLC, 4.774%, 4/4/2007	125,000,000	124,977,150
BMW US Capital LLC, 144A, 4.871%, 4/16/2007	20,000,000	20,000,000
BNP Paribas, 4.94%, 10/26/2026	35,000,000	35,000,000
Calyon, 4.757%, 7/5/2006	35,500,000	35,498,089
Canadian Imperial Bank of Commerce:
4.9%, 12/4/2006	17,000,000	17,007,450
4.981%, 4/13/2007	45,000,000	45,007,424
Cancara Asset Securitization LLC, 144A, 4.83%, 8/15/2006	40,000,000	39,997,643
CIT Group, Inc.:
4.948%, 2/15/2007	33,000,000	33,050,388
5.15%, 6/19/2006	50,000,000	50,014,673
Commonwealth Bank of Australia, 4.92%, 8/24/2006	30,000,000	30,000,000
Dexia Banque Belgique, 4.94%, 8/30/2006	30,000,000	29,998,019
Dorada Finance, Inc., 4.775%, 11/1/2006	30,000,000	29,998,488
Greenwich Capital Holdings:
4.788%, 10/2/2006	40,000,000	40,000,000
4.811%, 11/13/2006	40,000,000	40,000,000
4.889%, 8/21/2006	30,000,000	30,000,000
4.96%, 5/30/2006	50,000,000	50,000,000
HSBC Bank USA, NA, 4.72%, 5/4/2006	40,000,000	40,000,154
HSBC Finance Corp.:
4.827%, 2/6/2007	30,000,000	30,000,000
4.965%, 10/19/2006	30,000,000	30,013,181
HSBC USA, Inc., 4.881%, 12/15/2006	150,000,000	150,000,000
International Business Machine Corp., 4.838%, 12/8/2010	30,000,000	30,000,000

Marshall & Ilsley Bank, 4.881%, 12/15/2006	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
4.881%, 9/15/2006	50,000,000	50,000,000
4.889%, 2/2/2007	30,000,000	30,000,000
4.925%, 2/27/2007	37,000,000	37,040,597
5.06%, 6/2/2006	35,000,000	35,004,382
5.125%, 2/27/2007	25,000,000	25,038,607
Morgan Stanley, 4.89%, 7/10/2006	80,000,000	80,000,000
Nordea Bank AB, 4.828%, 4/8/2011	30,000,000	30,000,000
Pfizer Investment Capital PLC, 4.861%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskilda Banken:
4.838%, 2/9/2011	50,000,000	50,000,000
4.891%, 7/18/2006	25,000,000	25,000,000
The Bear Stearns Companies, Inc., 4.935%, 9/18/2006	140,000,000	140,000,000
The Goldman Sachs Group, Inc., 4.94%, 8/18/2006	34,070,000	34,089,818
UniCredito Italiano Bank (Ireland) PLC, 4.858%, 3/9/2007	42,000,000	42,000,000
UniCredito Italiano SpA, 4.807%, 9/8/2006	30,000,000	29,995,722
Wells Fargo Bank, NA, 4.78%, 8/7/2006	61,000,000	60,997,056

Total Short Term Notes (Cost $2,051,242,628)		2,051,242,628

US Government Sponsored Agencies 1.0%
Federal Home Loan Bank:
2.3%, 6/16/2006	2,000,000	1,996,219
4.3%, 7/13/2006	10,000,000	10,000,000
Federal National Mortgage Association, 4.03%, 7/21/2006	53,700,000	53,700,000

Total US Government Sponsored Agencies (Cost $65,696,219)		65,696,219

Asset Backed 0.5%
Permanent Financing PLC, “1A”, Series 8, 4.809%*, 6/10/2006 (Cost $35,000,000)	35,000,000	35,000,000
Funding Agreements 0.7%
New York Life Insurance Co., 5.05%*, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 4.3%
The Goldman Sachs Group, Inc.:
4.77%*, 11/13/2006	185,000,000	185,000,000
4.985%*, 6/30/2006	110,000,000	110,000,000

Total Promissory Notes (Cost $295,000,000)		295,000,000

Time Deposits 18.5%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.83%, 5/1/2006	225,000,000	225,000,000
Danske Bank AS, 4.88%, 5/2/2006	300,000,000	300,000,000
Dexia Banque Belgique, 4.94%, 5/2/2006	200,000,000	200,000,000
ING Bank NV, 4.86%, 5/1/2006	225,000,000	225,000,000
Rabobank Nederland NV, 4.83%, 5/1/2006	300,000,000	300,000,000
Societe Generale, 4.83%, 5/1/2006	25,600,000	25,600,000

Total Time Deposits (Cost $1,275,600,000)		1,275,600,000

Repurchase Agreements 2.6%
Banc of America Securities LLC, 4.79%, dated 4/7/2006, to be repurchased at $100,439,083 on 5/10/2006 (a)	100,000,000	100,000,000
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $79,031,468 on 5/1/2006 (b)	79,000,000	79,000,000
State Street Bank and Trust Co., 4.5%, dated 4/28/2006, to be repurchased at $322,121 on 5/1/2006 (c)	322,000	322,000

Total Repurchase Agreements (Cost $179,322,000)		179,322,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $6,902,640,083)+	100.1	6,902,640,083
Other Assets and Liabilities, Net	(0.1)	(6,349,024)

Net Assets	100.0	6,896,291,059

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.
**	Annualized yield at the time of purchase; not a coupon rate.
+	Cost for federal income tax purposes was $6,902,640,083.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
80,766,036	Federal National Mortgage Association	5.0-5.5	4/1/2021-4/1/2036	79,033,867
23,524,677	Federal Home Loan Mortgage Corp.	5.0-5.5	3/1/2019-10/1/2033	22,966,134

Total Collateral Value				102,000,001

(b)	Collateralized by $82,758,000 Federal Home Loan Mortgage Corp., 4.75%, maturing on 11/17/2015 with a value of $80,580,761.
(c)	Collateralized by $350,000 Federal National Mortgage Association, 5.174%, maturing on 8/18/2035 with a value of $331,582.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2006

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)
Agencies Not Backed by the Full Faith and Credit of the US Government 20.0%
Federal Home Loan Bank:
3.25%, 7/21/2006	32,700,000	32,647,294
4.716%*, 6/2/2006	35,000,000	34,998,007
4.819%*, 8/21/2006	100,000,000	99,981,727
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	58,000,000	58,000,000
4.7%, 1/12/2007	20,000,000	20,000,000
4.83%, 1/26/2007	25,000,000	25,000,000
4.875%*, 7/6/2007	100,000,000	99,956,641
5.325%, 5/3/2007	27,000,000	27,000,000
Federal National Mortgage Association:
4.03%, 7/21/2006	20,000,000	20,000,000
4.72%*, 9/7/2006	80,000,000	79,978,980

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $497,562,649)		497,562,649

Agencies Backed by the Full Faith and Credit of the US Government 2.2%
Hainan Airlines:
Series 2000-1, 4.91%*, 12/15/2007	15,612,258	15,612,258
Series 2000-2, 4.91%*, 12/15/2007	18,885,355	18,885,355
Series 2000-3, 4.91%*, 12/15/2007	19,261,968	19,261,968

Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $53,759,581)		53,759,581

Repurchase Agreements 78.6%
Banc of America Securities LLC, 4.79%, dated 4/7/2006, to be repurchased at $351,536,792 on 5/10/2006 (a)	350,000,000	350,000,000
Bear Stearns & Co., Inc., 4.79%, dated 4/28/2006, to be repurchased at $300,119,750 on 5/1/2006 (b)	300,000,000	300,000,000
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $39,015,535 on 5/1/2006 (c)	39,000,000	39,000,000
Credit Suisse First Boston LLC, 4.78%, dated 4/7/2006, to be repurchased at $251,095,417 on 5/10/2006 (d)	250,000,000	250,000,000
Greenwich Capital Markets, Inc., 4.79%, dated 4/11/2006, to be repurchased at $225,898,125 on 5/11/2006 (e)	225,000,000	225,000,000
Morgan Stanley & Co., Inc., 4.78%, dated 4/6/2006, to be repurchased at $391,708,850 on 5/9/2006 (f)	390,000,000	390,000,000
State Street Bank and Trust Co., 4.50%, dated 4/28/2006, to be repurchased at $284,107 on 5/1/2006 (g)	284,000	284,000
The Goldman Sachs Co., Inc., 4.78%, dated 4/3/2006, to be repurchased at $401,965,111 on 5/10/2006 (h)	400,000,000	400,000,000

Total Repurchase Agreements (Cost $1,954,284,000)		1,954,284,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,505,606,230)+	100.8	2,505,606,230
Other Assets and Liabilities, Net	(0.8)	(19,726,228)

Net Assets	100.0	2,485,880,002

*	Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.
+	The cost for federal income tax purposes was $2,505,606,230.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
82,421,371	Federal Home Loan Mortgage Corp.	5.0-6.0	1/1/2033-4/1/2036	80,145,477
283,213,943	Federal National Mortgage Association	4.5-7.0	3/1/2021-3/1/2036	276,854,523

Total Collateral Value				357,000,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
121,185,361	Federal Home Loan Mortgage Corp.	4.0-7.0	12/15/2017-4/15/2036	117,174,052
4,042,206	Federal Home Loan Mortgage Corp. — Principal Only	—	8/15/2033-2/15/2035	1,913,505
146,042,311	Federal National Mortgage Association	4.5-11.0	8/15/2008-1/25/2048	149,799,938
4,002,762	Federal National Mortgage Association — Principal Only	—	1/25/2032-7/25/2034	2,223,027
39,123,194	Government National Mortgage Association	4.35-6.5	10/20/2014-9/16/2038	34,890,363

Total Collateral Value				306,000,885

Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgage or mortgage-backed securities.

(c) Collateralized by $40,062,000 Federal Home Loan Mortgage Corp., 5.125%, maturing on 4/18/2011 with a value of $39,780,909.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,541,607	Federal Home Loan Mortgage Corp.	3.25-5.48	1/1/2031-3/1/2036	86,111,728
173,055,434	Federal National Mortgage Association	4.5-6.12	4/1/2016-7/1/2035	168,888,583

Total Collateral Value				255,000,311

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
211,120,780	Federal Home Loan Mortgage Corp.	5.0-5.75	2/15/2020-7/15/2035	202,491,874
28,234,372	Government National Mortgage Association	2.91-3.2	4/16/2019-8/16/2020	27,010,104

Total Collateral Value				229,501,978

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
31,336,968	Federal Home Loan Mortgage Corp.	4.76-5.17	4/1/2034-2/1/2036	30,014,228
369,374,202	Federal National Mortgage Association	4.71-7.14	8/1/2033-8/1/2035	367,793,129

Total Collateral Value				397,807,357

(g) Collateralized by $310,000 Federal Home Loan Mortgage Corp., 5.0%, maturing on 3/27/2018 with a value of $290,625.

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
125,441,917	Federal Home Loan Mortgage Corp.	5.5-6.0	4/1/2026-4/1/2036	123,046,125
293,315,699	Federal National Mortgage Association	5.0-6.0	2/1/2021-12/1/2034	284,953,876

Total Collateral Value				408,000,001

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2006

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)
Municipal Investments 99.1%
Alabama 0.6%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.84%*, 6/15/2026	1,700,000	1,700,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Waste, Series A, 3.82%*, 2/1/2042 (a)	3,000,000	3,000,000

		4,700,000

Arizona 3.8%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 3.8%*, 12/15/2018, Bank of New York (b)	1,000,000	1,000,000
Arizona, Salt River Project, Agricultural Improvement & Power Distribution Revenue, 3.23%, 5/5/2006	12,000,000	12,000,000
Arizona, School Facilities Board, Certificates of Participation, Series 735, 144A, 3.55%*, 3/1/2013 (a)	10,955,000	10,955,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 3.15%, 5/2/2006	8,000,000	8,000,000

		31,955,000

California 2.6%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.85%*, 6/1/2045	5,000,000	5,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.9%*, 2/1/2037	2,600,000	2,600,000
California, State Department of Water Resources, Power Supply Revenue:
Series G-3, 3.8%*, 5/1/2016 (a)	1,050,000	1,050,000
Series C-7, 3.8%*, 5/1/2022 (a)	10,100,000	10,100,000
California, State General Obligation, Series PT-1555, 144A, 3.84%*, 10/1/2010 (a)	100,000	100,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.88%*, 11/15/2035	1,000,000	1,000,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 3.87%*, 10/1/2036, Citibank NA (b)	2,170,000	2,170,000

		22,020,000

Colorado 3.0%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.84%*, 12/1/2024 (a)	1,400,000	1,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.87%*, 5/1/2033, KeyBank NA (b)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health, Series B-1, 3.8%*, 3/1/2023	2,800,000	2,800,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 3.81%*, 6/1/2021, Bank One NA (b)	1,335,000	1,335,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.92%*, 2/15/2023 (a)	12,265,000	12,265,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.9%*, 7/1/2029, Bank One Colorado NA (b)	2,300,000	2,300,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.94%*, 12/1/2029, JPMorgan Chase Bank (b)	3,380,000	3,380,000

		25,280,000

Delaware 0.6%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.85%*, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000

District of Columbia 0.9%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.85%*, 10/1/2021 (a)	7,690,000	7,690,000
Florida 9.5%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.82%*, 9/1/2026	7,820,000	7,820,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.84%*, 7/1/2019 (a)	2,660,000	2,660,000
Collier County, FL, School Board, Certificates of Participation, Series MT-147, 144A, 3.84%*, 2/15/2021 (a)	1,195,000	1,195,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.88%*, 8/1/2034, Bank One NA (b)	5,235,000	5,235,000
Florida, Municipal Securities Trust Certificates, “A”, Series 7007, AMT, 144A, 3.88%*, 3/1/2040 (a)	2,750,000	2,750,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	2,250,000	2,254,021
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.87%*, 7/1/2016 (a)	430,000	430,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.81%*, 3/31/2021, Bank of America NA (b)	5,575,000	5,575,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.8%*, 11/15/2009, SunTrust Bank (b)	5,900,000	5,900,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 3.79%*, 10/1/2015, SunTrust Bank (b)	1,300,000	1,300,000
Jacksonville, FL, Electric Authority Revenue, Series 200-F, 3.35%, 6/19/2006	18,800,000	18,800,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.79%*, 8/15/2033, Bank of America NA (b)	5,000,000	5,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.85%*, 9/1/2029, Bank of America NA (b)	1,400,000	1,400,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.87%*, 9/1/2035, KeyBank NA (b)	2,175,000	2,175,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 3.79%*, 5/1/2031, Bank of America NA (b)	2,040,000	2,040,000
Palm Beach County, FL, Community Foundation for Palm Beach Project Revenue, 3.82%*, 3/1/2034, Northern Trust Company (b)	2,200,000	2,200,000
Pasco County, FL, School Board Certificates of Participation, 3.8%*, 8/1/2026 (a)	2,400,000	2,400,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.82%*, 7/1/2035, Bank of America NA (b)	4,100,000	4,100,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.84%*, 4/1/2013 (a)	3,990,000	3,990,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.82%*, 11/1/2034, Allied Irish Bank PLC (b)	2,500,000	2,500,000

		79,724,021

Georgia 1.2%
Atlanta, GA, Airport Revenue, Series C-1, 3.84%*, 1/1/2030 (a)	1,000,000	1,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 3.79%*, 1/1/2022 (a)	150,000	150,000
Greene County, GA, Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 3.85%*, 9/1/2024, Wachovia Bank NA (b)	4,080,000	4,080,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.8%*, 12/1/2018, SunTrust Bank (b)	775,000	775,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 3.79%*, 10/1/2027, SunTrust Bank (b)	4,315,000	4,315,000

		10,320,000

Idaho 0.9%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.85%*, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000
Illinois 7.3%
Chicago, IL, General Obligation, Series B-1, 3.81%*, 1/1/2034 (a)	1,300,000	1,300,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 4.0%*, 7/15/2039	13,305,000	13,305,000
Chicago, IL, O’Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.88%*, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.84%*, 1/1/2027 (a)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A, 3.82%*, 11/15/2025 (a)	3,540,000	3,540,000
Du Page County, IL, Benedictine University Building Project, 3.82%*, 7/1/2024, National City Bank Midwest (b)	3,500,000	3,500,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.82%*, 12/1/2033, Bank One NA (b)	1,000,000	1,000,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.83%*, 2/1/2029, Bank One NA (b)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.95%*, 4/1/2020, Bank One NA (b)	3,150,000	3,150,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.88%*, 8/1/2027, LaSalle Bank NA (b)	2,760,000	2,760,000

Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 3.92%*, 6/1/2033, LaSalle Bank NA (b)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	7,000,000	7,000,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 3.82%*, 1/1/2031 (a)	6,245,000	6,245,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.43%*, 3/1/2024 (a)	3,485,000	3,485,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.88%*, 7/1/2020, LaSalle Bank NA (b)	1,225,000	1,225,000

		61,025,000

Indiana 3.4%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.85%*, 7/10/2013 (a)	9,060,000	9,060,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.9%*, 11/30/2017, Northern Trust Company (b)	1,700,000	1,700,000
Indiana, Health Facility Financing Authority Revenue, Ascension Health Credit Group, Series A-2, 2.72%*, 11/15/2036	6,500,000	6,500,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	2,900,000	2,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	1,000,000	1,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 3.84%*, 6/1/2017 (a)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.86%*, 5/1/2025, LaSalle National Bank (b)	3,650,000	3,650,000

		28,610,000

Iowa 0.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.82%*, 7/1/2015 (a)	800,000	800,000
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.8%*, 11/15/2030, SunTrust Bank (b)	2,500,000	2,500,000
Kentucky 4.4%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.36%*, 8/1/2013, Calyon Bank (b)	3,500,000	3,500,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.81%*, 2/1/2032, US Bank NA (b)	165,000	165,000
Pendleton, KY, Country Lease:
3.37%, 5/24/2006	21,000,000	21,000,000
3.44%, 5/3/2006	12,000,000	12,000,000
Shelby County, KY, Lease Revenue, Series A, 3.81%*, 9/1/2034, US Bank NA (b)	100,000	100,000

		36,765,000

Louisiana 0.9%
Louisiana, State General Obligation, Series 1254, 144A, 3.42%*, 8/1/2013 (a)	7,345,000	7,345,000
Maine 2.6%
Maine, State Bond Anticipation Notes, 4.0%, 6/22/2006	1,100,000	1,101,691
Maine, State Housing Authority Mortgage Purchase, Series G, AMT, 3.84%*, 11/15/2037	5,000,000	5,000,000
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	16,000,000	16,033,293

		22,134,984

Maryland 0.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.82%*, 1/1/2034, KBC Bank NV (b)	2,525,000	2,525,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.82%*, 10/15/2020	4,000,000	4,000,000

		6,525,000

Massachusetts 1.8%
Massachusetts, Bay Transportation Authority Revenue, Series SG-156, 144A, 3.91%*, 7/1/2030	1,700,000	1,700,000
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.86%*, 11/1/2022, KeyBank NA (b)	40,000	40,000
Massachusetts, Municipal Securities Trust Certificates, Series 9062-A, 144A, 3.85%*, 6/19/2013 (a)	13,225,000	13,225,000

		14,965,000

Michigan 3.9%
Detroit, MI, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.83%*, 1/1/2011 (a)	3,000,000	3,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.83%*, 5/1/2011 (a)	100,000	100,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (a)	28,500,000	28,500,000
Michigan, University of Michigan Hospital Revenues:
Series A-2, 3.78%*, 12/1/2024	1,000,000	1,000,000
Series A, 3.78%*, 12/1/2027	260,000	260,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.87%*, 8/1/2021, Bank One Michigan (b)	100,000	100,000

		32,960,000

Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.88%*, 3/1/2030, American National Bank & Trust (b)	8,000,000	8,000,000
Nevada 0.3%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.82%*, 6/1/2024 (a)	2,080,000	2,080,000
New Jersey 3.1%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 3.83%*, 12/15/2015 (a)	3,850,000	3,850,000
New Jersey, Economic Development Authority Revenue, Keystone Project, 3.43%, 6/1/2006	7,000,000	7,000,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.83%*, 7/1/2030, Citibank NA (b)	600,000	600,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series A, AMT, 3.8%*, 5/1/2028 (a)	2,790,000	2,790,000
New Jersey, State Transportation Corp., Certificates of Participation, Series PA-785, 144A, 3.83%*, 9/15/2015 (a)	4,265,000	4,265,000
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2488, 144A, 3.82%*, 12/15/2017 (a)	6,200,00	6,200,000
Series PA-802, 144A, 3.83%*, 12/15/2009 (a)	1,325,000	1,325,000

		26,030,000

New York 0.2%
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3-F, 3.8%*, 11/1/2022	1,900,000	1,900,000
North Carolina 0.8%
North Carolina, Capital Facilities Finance, 3.17%, 5/4/2006	2,475,000	2,475,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.82%*, 8/1/2030, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.82%*, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000

		6,975,000

Ohio 2.4%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.82%*, 2/1/2035, National City Bank (b)	4,975,000	4,975,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.81%*, 12/1/2032 (a)	3,700,000	3,700,000
Franklin County, OH, Hospital Revenue, Series R-55, 144A, 3.84%*, 6/1/2017	11,705,000	11,705,000

		20,380,000

Oklahoma 0.4%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.85%*, 11/1/2018, SunTrust Bank (b)	3,700,000	3,700,000
Oregon 1.6%
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.84%*, 11/1/2012 (a)	4,125,000	4,125,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.84%*, 10/1/2023 (a)	6,660,000	6,660,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.85%*, 5/1/2034, Bank of America NA (b)	2,470,000	2,470,000

		13,255,000

Pennsylvania 3.9%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.8%*, 12/1/2019, Bank of America NA (b)	850,000	850,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.83%*, 7/1/2023, Wachovia Bank NA (b)	3,355,000	3,355,000
Dallastown, PA, Area School District, 3.82%*, 2/1/2018 (a)	2,865,000	2,865,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.85%*, 6/1/2033, Allied Irish Bank PLC (b)	2,000,000	2,000,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.9%*, 2/1/2021, Wachovia Bank NA (b)	3,000,000	3,000,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.85%*, 10/1/2034, Wachovia Bank NA (b)	4,600,000	4,600,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.91%*, 3/1/2027 (a)	5,700,000	5,700,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.86%*, 1/1/2024	10,525,000	10,525,000

		32,895,000

Rhode Island 0.2%
Narragansett, RI, Bay Commission, Waste Water System Revenue, Series K7-D, 144A, 3.9%*, 8/1/2035 (a)	2,000,000	2,000,000
South Carolina 1.2%
South Carolina, Municipal Securities Trust Certificates, “A”, Series 2005-245, 144A, 3.92%*, 5/15/2024 (a)	9,955,000	9,955,000
Tennessee 7.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.8%*, 5/1/2039	3,000,000	3,000,000
Clarksville, TN, Public Building Authority Revenue:
3.8%*, 7/1/2031, Bank of America NA (b)	2,100,000	2,100,000
3.8%*, 1/1/2033, Bank of America NA (b)	1,450,000	1,450,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.85%*, 6/1/2025, Wachovia Bank NA (b)	8,500,000	8,500,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.8%*, 4/1/2032, Bank of America NA (b)	2,600,000	2,600,000
Shelby County, TN, Tax Anticipation Notes, 4.0%, 6/30/2006	12,740,000	12,767,554
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.85%*, 5/1/2016	21,000,000	21,000,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.86%*, 11/1/2013	10,000,000	10,000,000

		61,417,554

Texas 20.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.85%*, 2/15/2011	4,005,000	4,005,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.79%*, 8/15/2030, Bank of America NA (b)	2,000,000	2,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.82%*, 2/15/2029 (a)	3,845,000	3,845,000
Frisco, TX, Independent School District, “A”, Series 2006, SGC-1, 144A, 3.84%*, 7/16/2030	2,965,000	2,965,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.84%*, 8/15/2023	4,050,000	4,050,000
Harris County, TX, General Obligation:
3.4%, 5/4/2006	15,568,000	15,568,000
3.45%, 6/2/2006	14,700,000	14,700,000
Harris County, TX, Health Facilities Development Corp. Revenue, Texas Medical Center Project, 3.81%*, 9/1/2031 (a)	1,150,000	1,150,000
Harris County, TX:
Series 1099, 144A, 3.84%*, 8/15/2009 (a)	2,800,000	2,800,000
Series 1111, 144A, 3.84%*, 8/15/2009 (a)	6,470,000	6,470,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 144A, 3.84%*, 8/15/2024 (a)	7,355,000	7,355,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.84%*, 7/1/2032 (a)	5,000,000	5,000,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.84%*, 2/15/2030	3,000,000	3,000,000
Northside, TX, Independent School District, School Building, 2.85%*, 6/15/2035	8,000,000	8,000,000
San Antonio, TX, Electric & Gas Revenue:
3.28%, 5/15/2006	8,000,000	8,000,000
Series PT-1706, 144A, 3.85%*, 8/1/2012	6,860,000	6,860,000

Texas, Lower Colorado River Authority, 3.45%, 5/25/2006	7,000,000	7,000,000
Texas, Municipal Securities Trust Certificates, “A”, Series 2005-235, 144A, 3.92%*, 4/5/2023 (a)	5,760,000	5,760,000
Texas, Public Finance Auto, 3.4%, 5/1/2006	6,000,000	6,000,000
Texas, State General Obligation:
3.23%, 5/22/2006	3,500,000	3,500,000
3.53%, 6/7/2006	14,000,000	14,000,000
Texas, State Veterans Housing Assistance II, Series B, AMT, 3.86%*, 12/1/2034	5,000,000	5,000,000
Texas, University of Texas Permanent University Fund, Series R-7517, 144A, 3.84%*, 7/1/2020	5,155,000	5,155,000
Texas, University of Texas Revenues, 3.51%, 8/3/2006	21,500,000	21,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.8%*, 11/15/2035, LaSalle Bank NA (b)	2,000,000	2,000,000
Wylie, TX, Independent School District, Series R-3004, 144A, 3.84%*, 8/15/2022	6,600,000	6,600,000

		172,283,000

Utah 0.2%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.84%*, 3/15/2007	595,000	595,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.92%*, 7/1/2031	850,000	850,000

		1,445,000

Vermont 0.9%
Vermont, Municipal Bond Bank, Series R, 144A, 3.84%*, 12/1/2021 (a)	6,320,000	6,320,000
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.3%*, 1/1/2008, State Street Bank & Trust Co. (b)	1,500,000	1,500,000

		7,820,000

Virginia 0.9%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.89%*, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.85%*, 8/1/2020, Wachovia Bank NA (b)	3,900,000	3,900,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.82%*, 1/1/2010, Branch Banking & Trust (b)	1,400,000	1,400,000

		7,300,000

Washington 5.2%
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.84%*, 12/1/2023 (a)	3,980,000	3,980,000
Lewis County, WA, Public Utilities District Number 1, 144A, 3.84%*, 10/1/2023 (a)	4,330,000	4,330,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 3.86%*, 12/1/2034, KeyBank NA (b)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 144A, 3.84%*, 9/1/2022 (a)	4,950,000	4,950,000
Washington, Municipal Securities Trust Certificates, “A”, Series 2006-250, 144A, 3.85%*, 8/14/2015 (a)	7,570,000	7,570,000
Washington, State General Obligation, Series A-11, 144A, 3.82%*, 6/1/2017 (a)	2,740,000	2,740,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.81%*, 3/1/2035, KeyBank NA (b)	3,950,000	3,950,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.89%*, 9/15/2039	8,000,000	8,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.92%*, 10/1/2041, Wells Fargo Bank NA (b)	1,000,000	1,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.87%*, 7/15/2038, Bank of America NA (b)	3,000,000	3,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.95%*, 3/1/2041, Bank of America NA (b)	1,550,000	1,550,000

		43,490,000

Wisconsin 0.4%
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.85%*, 12/1/2009, Bank of America (b)	3,000,000	3,000,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $831,744,559)+	99.1	831,744,559
Other Assets and Liabilities, Net	0.9	7,373,997

Net Assets	100.0	839,118,556

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2006.
+	The cost for federal income tax purposes was $831,744,559.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	8.4
Financial Guaranty Insurance Company	7.5
Financial Security Assurance, Inc.	8.2
MBIA Corporation	7.6

(b) The security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2006

Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments:

Investments in securities, at amortized cost	$6,723,318,083	$551,322,230	$831,744,559
Repurchase agreements, at amortized cost	179,322,000	1,954,284,000	—
Total investments in securities, at amortized cost	6,902,640,083	2,505,606,230	831,744,559
Cash	958,677	430	318,723
Receivable for investments sold	—	—	2,895,000
Interest receivable	34,932,511	10,355,027	5,906,844
Receivable for Portfolio shares sold	909,458	379,787	86,267
Other assets	163,395	61,771	49,866

Total assets	6,939,604,124	2,516,403,245	841,001,259

Liabilities
Payable for investments purchased	35,000,000	27,000,000	—
Dividends payable	1,600,233	508,660	1,394,731
Payable for Portfolio shares redeemed	—	326,357	—
Accrued management fee	856,889	294,445	122,830
Other accrued expenses and payables	5,855,943	2,393,781	365,142
Total liabilities	43,313,065	30,523,243	1,882,703

Net assets, at value	$6,896,291,059	$2,485,880,002	$839,118,556

Net Assets
Net assets consist of:

Undistributed net investment income	107,749	12,056	7,551
Accumulated net realized gain (loss)	(771,325)	(632)	—
Paid-in capital	6,896,954,635	2,485,868,578	839,111,005

Net assets, at value	$6,896,291,059	$2,485,880,002	$839,118,556

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2006 (continued)

Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares

Net assets applicable to shares outstanding	$775,275,437	$63,366,713	$30,458,277
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	775,273,011	63,366,713	30,457,315

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$1.00	$1.00

Capital Assets Funds Preferred Shares

Net assets applicable to shares outstanding	$74,199	$—	$—
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	74,199	—	—

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$—	$—

Davidson Cash Equivalent Shares

Net assets applicable to shares outstanding	$378,377,857	$225,085,892	$50,741,563
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	378,377,100	225,085,919	50,738,387

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$1.00	$1.00

Davidson Cash Equivalent Plus Shares

Net assets applicable to shares outstanding	$149,803,373	$105,720,534	$—
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	149,803,161	105,720,544	—

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$1.00	$—

Institutional Shares*

Net assets applicable to shares outstanding	$106,842,939	$—	$370,355,609
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	106,839,864	—	370,371,394

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$—	$1.00

Institutional Select Money Market Shares
Net assets applicable to shares outstanding	$212	$—	$—
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	211	—	—

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$—	$—

*	Institutional Money Market Shares of the Money Market Portfolio and DWS Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2006 (continued)

	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Tax-Exempt Cash Managed Shares

Net assets applicable to shares outstanding	$—	$—	$247,517,035
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	—	—	247,513,160

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$—	$—	$1.00

Premier Money Market Shares

Net assets applicable to shares outstanding	$4,095,466,868	$2,046,379,928	$118,992,488
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	4,095,331,352	2,046,367,027	118,990,343

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$1.00	$1.00

Premium Reserve Money Market Shares

Net assets applicable to shares outstanding	$508,694,986	$—	$—
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	508,610,525	—	—

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$—	$—

Service Shares

Net assets applicable to shares outstanding	$881,755,188	$45,326,935	$21,053,584
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	881,754,317	45,326,435	21,052,477

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended April 30, 2006

Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income:

Interest	$240,007,199	$89,337,595	$27,951,382

Expenses:

Management fee	9,606,370	3,618,644	1,595,008
Services to shareholders	16,392,991	6,954,051	845,596
Custodian fees	263,890	70,408	38,720
Distribution service fees	30,029,963	11,478,235	1,733,241
Auditing	76,240	56,479	52,559
Legal	122,056	66,896	59,341
Trustees’ fees and expenses	96,746	74,373	46,668
Reports to shareholders	706,217	412,390	66,614
Registration fees	170,177	110,741	107,870
Other	209,252	89,456	61,850
Total expenses, before expense reductions	57,673,902	22,931,673	4,607,467
Expense reductions	(1,058,410)	(298,500)	(54,395)
Total expenses, after expense reductions	56,615,492	22,633,173	4,553,072

Net investment income	183,391,707	66,704,422	23,398,310

Net realized gain (loss) on investment transactions	14,178	—	34,225

Net increase (decrease) in net assets resulting from operations	$183,405,885	$66,704,422	$23,432,535

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Money Market Portfolio Years Ended April 30,
Increase (Decrease) in Net Assets	2006	2005
Operations:

Net investment income	$183,391,707	$39,605,387
Net realized gain (loss) on investment transactions	14,178	1,874

Net increase in net assets resulting from operations	183,405,885	39,607,261

Distributions to shareholders from:

Net investment income:

Capital Assets Funds Shares	(19,916,031)	—
Capital Assets Funds Preferred Shares	(300,099)	—
Davidson Cash Equivalent Shares	(10,505,196)	(2,426,184)
Davidson Cash Equivalent Plus Shares	(4,264,968)	(860,296)
Institutional Money Market Shares	(3,401,909)	(1,599,818)
Institutional Select Money Market Shares	(10)	(21)
Premier Money Market Shares	(108,744,331)	(30,622,657)
Premium Reserve Money Market Shares	(13,272,109)	(4,091,309)
Service Shares	(22,987,054)	(4,876)
Portfolio share transactions:

Proceeds from shares sold	8,313,486,956	3,693,493,597
Reinvestment of distributions	180,071,658	38,220,516
Cost of shares redeemed	(5,805,806,430)	(2,812,299,102)
Net increase (decrease) in net assets from Fund share transactions	2,687,752,184	919,415,011
Increase (decrease) in net assets	2,687,766,362	919,417,111
Net assets at beginning of period	4,208,524,697	3,289,107,586

Net assets at end of period (Including undistributed net investment income of $107,749 and $107,749, respectively)	$6,896,291,059	$4,208,524,697

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Government & Agency Securities Portfolio Years Ended April 30,		Tax-Exempt Portfolio Years Ended April 30,
Increase (Decrease) in Net Assets	2006	2005	2006	2005
Operations:

Net investment income	$66,704,422	$16,868,837	$23,398,310	$12,870,413
Net realized gain (loss) on investment transactions	—	(632)	34,225	(31,164)
Net increase from payments by affiliates and net gains realized on the disposal of investments in violation of restrictions	—	—	—	5,041

Net increase in net assets resulting from operations	66,704,422	16,868,205	23,432,535	12,844,290

Distributions to shareholders from:

Net investment income:

Capital Assets Funds Shares	(1,654,531)	—	(457,433)	—
Davidson Cash Equivalent Shares	(6,684,876)	(1,770,855)	(934,315)	(185,447)
Davidson Cash Equivalent Plus Shares	(3,244,614)	(664,293)	—	—
DWS Tax-Exempt Cash Institutional Shares	—	—	(10,631,006)	(6,945,982)
Tax-Exempt Cash Managed Shares	—	—	(8,595,538)	(5,201,247)
Premier Money Market Shares	(54,042,422)	(14,432,125)	(2,296,090)	(778,626)
Service Shares*	(1,077,978)	(1,805)	(482,612)	—
Service Shares**	—	—	(216)	(1,175)

Portfolio share transactions:
Proceeds from shares sold	1,936,583,811	1,494,650,195	3,907,244,212	4,462,777,205
Reinvestment of distributions	66,303,607	16,753,829	8,001,297	3,220,556
Cost of shares redeemed	(1,634,044,000)	(949,893,541)	(4,060,664,720)	(4,403,612,919)
Net increase (decrease) in net assets from Fund share transactions	368,843,418	561,510,483	(145,419,211)	62,384,842
Increase (decrease) in net assets	368,843,419	561,509,610	(145,383,886)	62,116,655
Net assets at beginning of period	2,117,036,583	1,555,526,973	984,502,442	922,385,787

Net assets at end of period (including undistributed net investment income of $12,056 and $12,056, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $7,551 and $6,227, respectively, for the Tax-Exempt Portfolio)	$2,485,880,002	$2,117,036,583	$839,118,556	$984,502,442

*	Service Shares class of the Tax-Exempt Portfolio was known as Service Shares II.
**	The Tax-Exempt Portfolio’s Service Shares liquidated on June 1, 2005.

Financial Highlights

Money Market Portfolio — Service Shares

Years Ended April 30,	2006		2005		2004		2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	.029		.008		.0009		.005	.02
Less distributions from net investment income	(.029)		(.008)		(.0009)		(.005)	(.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (%)	2.97	[a]	.82	[a]	.10	[a]	.53	2.02	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	882		.4		1		2	6,753
Ratio of expenses before expense reductions (%)	1.08		1.07		1.05		1.20	1.18
Ratio of expenses after expense reductions (%)	1.00		1.05		1.05		1.20	1.06
Ratio of net investment income (%)	2.99		.89		.11		.52	2.00

Government & Agency Securities Portfolio — Service Shares

Years Ended April 30,	2006		2005		2004		2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	.029		.006		.0007		.006	.02
Less distributions from net investment income	(.029)		(.006)		(.0007)		(.006)	(.02)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (%)	2.95	[a]	.64	[a]	.07	[a]	.57	1.91	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	45		.3		.4		1	418
Ratio of expenses before expense reductions (%)	1.06		1.32		1.31		1.07	1.05
Ratio of expenses after expense reductions (%)	1.00		1.24		1.06		1.07	1.05
Ratio of net investment income (%)	2.94		.66		.07		.58	1.90

[a]	Total return would have been lower had certain expenses not been reduced.

Tax-Exempt Portfolio — Service Shares

Years Ended April 30,	2006[a]
Selected Per Share Data
Net asset value, beginning of period	$1.00

Net investment income	.017
Less distributions from net investment income	(.017)

Net asset value, end of period	$1.00

Total Return (%)	1.75[b]	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21
Ratio of expenses before expense reductions (%)	1.06	*
Ratio of expenses after expense reductions (%)	1.00	*
Ratio of net investment income (%)	1.77	*

[a]	For the period from May 18, 2005 (inception date) to April 30, 2006.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the “Portfolios”).

Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Capital Assets Funds Preferred Shares (commencement of operations June 23, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers five classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premier Money Market Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. On May 18, 2005, Service Shares II commenced operations. Effective June 1, 2005, shares previously known as Service Shares were liquidated. On July 25, 2005, Service Shares II was renamed Service Shares.

The financial highlights for the Capital Assets Funds Shares, Davidson Cash Equivalent Shares and Premier Money Market Shares of each Portfolio, the Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares and Premium Reserve Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, the DWS Tax-Exempt Cash Institutional Shares, and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio’s investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios’ claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

During the year ended April 30, 2006, the Money Market Portfolio utilized approximately $35,300 of its capital loss carryforward. At April 30, 2006, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($750,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

In addition, from November 1, 2005 through April 30, 2006, the Money Market Portfolio incurred approximately $22,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended April 30, 2007.

At April 30, 2006, the Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately ($630) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2013, the expiration date, whichever occurs first.

During the year ended April 30, 2006, the Tax-Exempt Portfolio utilized $34,000 of its capital loss carryforward. At April 30, 2006, the Tax-Exempt Portfolio had no tax basis loss carryforward.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2006, the Portfolios’ components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$1,733,558
Capital loss carryforwards	$(750,000)

Government & Agency Securities Portfolio:
Undistributed ordinary income	$529,959
Capital loss carryforwards	$(630)

Tax-Exempt Portfolio:
Undistributed tax-exempt income	$1,410,953

In addition, during the years ended April 30, 2006 and April 30, 2005, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2006	2005
Money Market Portfolio:
Distributions from ordinary income	$183,391,707	$39,605,161

Government & Agency Securities Portfolio:
Distributions from ordinary income	$66,704,421	$16,869,078

Tax-Exempt Portfolio:
Distributions from tax-exempt income	$23,397,210	$13,112,477

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios’ combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2006, the Portfolios incurred management fees equivalent to the following annualized effective rates of each Portfolio’s average daily net assets:

Portfolio	Annual Effective Rate (%)
Money Market Portfolio	.16
Government & Agency Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares of the Money Market Portfolio and Government & Agency Securities Portfolio for the year ended April 30, 2006.

Effective May 13, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares of the Tax-Exempt Portfolio. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

The Advisor and certain of its subsidiaries also have agreed to maintain expenses of the Capital Assets Funds Shares and Davidson Cash Equivalent Shares of each Portfolio, the Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio and the DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio at certain rates for the year ended April 30, 2006. These rates are disclosed in the respective share classes’ annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company (“DWS-SISC”), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended April 30, 2006, the amounts charged to the Portfolios by DWS-SISC were as follows:

Portfolio	Total Aggregated	Waived	Unpaid at April 30, 2006
Money Market Portfolio:
Capital Assets Funds Shares	$1,645,136	$137,364	$267,781
Capital Assets Funds Preferred Shares	17,251	3,979	—
Davidson Cash Equivalent Shares	982,436	178,917	137,066
Davidson Cash Equivalent Plus Shares	260,656	19,031	44,519
Institutional Money Market Shares	19,928	—	3,778
Premier Money Market Shares	10,578,170	—	1,917,718
Premium Reserve Money Market Shares	394,641	—	83,679
Service Shares	2,152,121	592,686	257,186

Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$136,440	$16,860	$21,682
Davidson Cash Equivalent Shares	695,187	198,211	86,915
Davidson Cash Equivalent Plus Shares	204,139	27,522	34,878
Premier Money Market Shares	5,785,109	—	1,018,259
Service Shares	94,042	23,304	5,762

Portfolio	Total Aggregated	Waived	Unpaid at April 30, 2006
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$62,043	$9,058	$9,970
Davidson Cash Equivalent Shares	63,419	19,805	9,091
DWS Tax-Exempt Cash Institutional Shares	13,460	—	1,818
Tax-Exempt Cash Managed Shares	283,034	—	47,947
Premier Money Market Shares	342,764	—	56,253
Service Shares*	70,964	17,233	7,578

*	For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios.

Distribution Service Agreement. The Trust has a distribution service agreement with DWS Scudder Distributors, Inc. (“DWS-SDI”), a subsidiary of the Advisor.

For the year ended April 30, 2006, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (Up To)
Money Market Portfolio:
Capital Assets Funds Shares	$2,155,846		$208,098.33%	.33%
Capital Assets Funds Preferred Shares	22,989	—	.20%	.20%
Davidson Cash Equivalent Shares	1,052,332		94,381.30%	.30%
Davidson Cash Equivalent Plus Shares	334,638		32,224.25%	.25%
Institutional Money Market Shares	9,058		833.01%	.075%
Premier Money Market Shares	9,109,489		844,370.25%	.25%
Service Shares	4,474,109		447,564.60%	.60%

Portfolio	Distribution Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (Up To)
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$178,717		$17,106.33%	.33%
Davidson Cash Equivalent Shares	681,079		56,897.30%	.30%
Davidson Cash Equivalent Plus Shares	260,503		22,355.25%	.25%
Premier Money Market Shares	4,617,354		424,943.25%	.25%
Service Shares	211,867		20,304.60%	.60%

Tax-Exempt Portfolio:
Capital Assets Funds Shares	$81,539		$8,334.33%	.33%
Davidson Cash Equivalent Shares	139,168		13,056.30%	.30%
Premier Money Market Shares	310,748		27,187.25%	.25%
Service Shares*	163,943		11,425.60%	.60%

*	For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

In addition, DWS-SDI provides information and administrative services to the Capital Assets Funds Shares of each Portfolio, the Capital Assets Funds Preferred Shares of the Money Market Portfolio, the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of each Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the DWS Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay DWS-SDI a fee (“Service Fee”). A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2006, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (up To)
Money Market Portfolio:
Capital Assets Funds Shares	$1,639,059		$157,686.25%	.25%
Capital Assets Funds Preferred Shares	11,495		6.10%	.10%
Davidson Cash Equivalent Shares	876,944		78,260.25%	.25%
Davidson Cash Equivalent Plus Shares	267,710		25,911.20%	.20%
Institutional Money Market Shares	9,265		820.01%	.075%
Premier Money Market Shares	9,113,242		832,697.25%	.25%
Premium Reserve Money Market Shares	953,787		103,559.25%	.25%

Portfolio	Service Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (up To)
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$135,392		$11,840.25%	.25%
Davidson Cash Equivalent Shares	567,566		50,541.25%	.25%
Davidson Cash Equivalent Plus Shares	208,403		17,929.20%	.20%
Premier Money Market Shares	4,617,354		428,768.25%	.25%

Tax-Exempt Portfolio:
Capital Assets Funds Shares	$61,772		$6,185.25%	.25%
Davidson Cash Equivalent Shares	115,973		10,722.25%	.25%
Tax-Exempt Cash Managed Shares	549,290		33,684.15%	.25%
Premier Money Market Shares	310,748		25,413.25%	.25%

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2006, the amounts charged to the Portfolio by DeIM included in reports to shareholders were as follows:

Portfolio	Total Aggregated	Unpaid at April 30, 2006
Money Market Portfolio	$46,670	$15,400
Government & Agency Securities Portfolio	$30,110	$12,280
Tax-Exempt Portfolio	$27,290	$8,680

Trustees’ Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the year ended April 30, 2006, the Advisor has agreed to reimburse the Trust the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Portfolio	Amount ($)
Money Market Portfolio	124,144
Government & Agency Securities Portfolio	32,177
Tax-Exempt Portfolio	5,929

In addition, the Trust has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio’s expenses. During the year ended April 30, 2006, the Money Market Portfolio’s, Government & Agency Securities Portfolio’s and Tax-Exempt Portfolio’s custody fees were reduced as follows:

Portfolio	Amount ($)
Money Market Portfolio	2,289
Government & Agency Securities Portfolio	426
Tax-Exempt Portfolio	2,370

4. Line of Credit

The Trust and several other affiliated funds (the “Participants”) share in a $750 million revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

	Year Ended April 30, 2006		Year Ended April 30, 2005
Money Market Portfolio	Shares	Dollars	Shares		Dollars
Shares sold
Capital Assets Funds Shares*	1,412,944,127	$1,412,944,127	—		$—
Capital Assets Funds Preferred Shares**	835,462,891	835,462,891	—		—
Davidson Cash Equivalent Shares	445,286,567	445,286,567	482,713,708	***	482,713,708	***
Davidson Cash Equivalent Plus Shares	301,619,048	301,619,048	175,333,419	****	175,333,419	****
Institutional Money Market Shares	374,803,822	374,803,822	284,068,975		284,068,975
Premier Money Market Shares	2,405,152,436	2,405,152,436	2,099,220,930		2,099,220,930
Premium Reserve Money Market Shares	796,824,800	796,824,800	649,802,859		649,802,859
Service Shares	1,741,393,265	1,741,393,265	2,353,706		2,353,706

		$8,313,486,956			$3,693,493,597

Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	19,796,024	$19,796,024	—		$—
Capital Assets Funds Preferred Shares**	300,083	300,083	—		—
Davidson Cash Equivalent Shares	10,443,501	10,443,501	2,408,404	***	2,408,404	***
Davidson Cash Equivalent Plus Shares	4,239,364	4,239,364	853,710	****	853,710	****
Institutional Money Market Shares	3,380,800	3,380,800	1,580,498		1,580,498
Institutional Select Money Market Shares	4	4	21		21
Premier Money Market Shares	108,063,865	108,063,865	30,412,821		30,412,821
Premium Reserve Money Market Shares	11,047,966	11,047,966	2,960,491		2,960,491
Service Shares	22,800,051	22,800,051	4,571		4,571

		$180,071,658			$38,220,516

Shares redeemed
Capital Assets Funds Shares*	(657,467,140)	$(657,467,140)	—		$—
Capital Assets Funds Preferred Shares**	(835,688,775)	(835,688,775)	—		—
Davidson Cash Equivalent Shares	(393,679,507)	(393,679,507)	(168,795,573	)***	(168,795,573	)***
Davidson Cash Equivalent Plus Shares	(265,168,677)	(265,168,677)	(67,073,703	)****	(67,073,703	)****
Institutional Money Market Shares	(345,994,072)	(345,994,072)	(316,541,585)		(316,541,585)
Institutional Select Money Market Shares	(1,034)	(1,034)	—		—
Premier Money Market Shares	(1,798,662,107)	(1,798,662,107)	(1,673,996,930)		(1,673,996,930)
Premium Reserve Money Market Shares	(626,271,242)	(626,271,242)	(582,814,600)		(582,814,600)
Service Shares	(882,873,876)	(882,873,876)	(3,076,711)		(3,076,711)

		$(5,805,806,430)			$(2,812,299,102)

Net increase (decrease)
Capital Assets Funds Shares*	775,273,011	$775,273,011	—		$—
Capital Assets Funds Preferred Shares**	74,199	74,199	—		—
Davidson Cash Equivalent Shares	62,050,561	62,050,561	316,326,539	***	316,326,539	***
Davidson Cash Equivalent Plus Shares	40,689,735	40,689,735	109,113,426	****	109,113,426	****
Institutional Money Market Shares	32,190,550	32,190,550	(30,892,112)		(30,892,112)
Institutional Select Money Market Shares	(1,030)	(1,030)	21		21
Premier Money Market Shares	714,554,194	714,554,194	455,636,821		455,636,821
Premium Reserve Money Market Shares	181,601,524	181,601,524	69,948,750		69,948,750
Service Shares	881,319,440	881,319,440	(718,434)		(718,434)

		$2,687,752,184			$919,415,011

*	For the period from June 15, 2005 (commencement of operations) to April 30, 2006.
**	For the period from June 23, 2005 (commencement of operations) to April 30, 2006.
***	For the period from September 27, 2004 (commencement of operations) to April 30, 2005.
****	For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

	Year Ended April 30, 2006		Year Ended April 30, 2005
Government & Agency Securities Portfolio	Shares	Dollars	Shares		Dollars
Shares sold
Capital Assets Funds Shares*	240,916,597	$240,916,597	—		$—
Davidson Cash Equivalent Shares	271,620,870	271,620,870	356,890,282	**	356,890,282	**
Davidson Cash Equivalent Plus Shares	182,867,310	182,867,310	152,302,992	***	152,302,992	***
Premier Money Market Shares	936,044,275	936,044,275	985,131,618		985,131,617
Service Shares	305,134,759	305,134,759	325,304		325,304

		$1,936,583,811			$1,494,650,195

Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	1,640,485	$1,640,485	—		$—
Davidson Cash Equivalent Shares	6,649,793	6,649,793	1,758,319	**	1,758,319	**
Davidson Cash Equivalent Plus Shares	3,225,879	3,225,879	659,273	***	659,273	***
Premier Money Market Shares	53,718,133	53,718,133	14,334,474		14,334,474
Service Shares	1,069,317	1,069,317	1,763		1,763

		$66,303,607			$16,753,829

Shares redeemed
Capital Assets Funds Shares*	(179,190,370)	$(179,190,370)	—		$—
Davidson Cash Equivalent Shares	(284,453,031)	(284,453,031)	(127,380,314	)**	(127,380,314	)**
Davidson Cash Equivalent Plus Shares	(166,052,810)	(166,052,810)	(67,282,100	)***	(67,282,100	)***
Premier Money Market Shares	(743,126,033)	(743,126,033)	(754,831,386)		(754,831,386)
Service Shares	(261,221,756)	(261,221,756)	(399,741)		(399,741)

		$(1,634,044,000)			$(949,893,541)

Net increase (decrease)
Capital Assets Funds Shares*	63,366,712	$63,366,712	—		$—
Davidson Cash Equivalent Shares	(6,182,368)	(6,182,368)	231,268,287	**	231,268,287	**
Davidson Cash Equivalent Plus Shares	20,040,379	20,040,379	85,680,165	***	85,680,165	***
Premier Money Market Shares	246,636,375	246,636,375	244,634,706		244,634,705
Service Shares	44,982,320	44,982,320	(72,674)		(72,674)

		$368,843,418			$561,510,483

*	For the period from June 15, 2005 (commencement of operations) to April 30, 2006.
**	For the period from September 27, 2004 (commencement of operations) to April 30, 2005.
***	For the period from October 4, 2004 (commencement of operations) to April 30, 2005.

	Year Ended April 30, 2006		Year Ended April 30, 2005
Tax-Exempt Portfolio	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	78,865,315	$78,865,315	—	$—
Davidson Cash Equivalent Shares	123,356,457	123,356,457	71,532,662 **	71,532,662 **
DWS Tax-Exempt Cash Institutional Shares	2,454,329,923	2,454,329,923	2,776,213,754	2,776,213,754
Tax-Exempt Cash Managed Shares	671,513,645	671,513,645	1,171,502,649	1,171,503,395
Premier Money Market Shares	351,027,086	351,027,086	443,434,434	443,434,434
Service Shares***	—	—	92,960	92,960
Service Shares****	228,151,786	228,151,786	—	—

		$3,907,244,212		$4,462,777,205

Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	452,753	$452,753	—	$—
Davidson Cash Equivalent Shares	928,287	928,287	183,681 **	183,681 **
DWS Tax-Exempt Cash Institutional Shares	3,832,160	3,832,160	2,252,835	2,252,835
Tax-Exempt Cash Managed Shares	24,596	24,596	36,140	36,140
Premier Money Market Shares	2,283,722	2,283,722	746,756	746,756
Service Shares***	216	216	1,144	1,144
Service Shares****	479,563	479,563	—	—

		$8,001,297		$3,220,556

Shares redeemed
Capital Assets Funds Shares*	(48,860,753)	$(48,860,753)	—	$—
Davidson Cash Equivalent Shares	(107,174,545)	(107,174,545)	(38,088,155)**	(38,088,155)**
DWS Tax-Exempt Cash Institutional Shares	(2,500,358,225)	(2,500,358,225)	(2,696,864,747)	(2,696,864,747)
Tax-Exempt Cash Managed Shares	(841,507,583)	(841,507,583)	(1,170,764,269)	(1,170,764,269)
Premier Money Market Shares	(355,049,760)	(355,049,760)	(497,782,264)	(497,782,264)
Service Shares***	(134,982)	(134,982)	(113,484)	(113,484)
Service Shares****	(207,578,872)	(207,578,872)	—	—

		$(4,060,664,720)		$(4,403,612,919)

Net increase (decrease)
Capital Assets Funds Shares*	30,457,315	$30,457,315	—	$—
Davidson Cash Equivalent Shares	17,110,199	17,110,199	33,628,188 **	33,628,188 **
DWS Tax-Exempt Cash Institutional Shares	(42,196,142)	(42,196,142)	81,601,842	81,601,842
Tax-Exempt Cash Managed Shares	(169,969,342)	(169,969,342)	774,520	775,266
Premier Money Market Shares	(1,738,952)	(1,738,952)	(53,601,074)	(53,601,074)
Service Shares***	(134,766)	(134,766)	(19,380)	(19,380)
Service Shares****	21,052,477	21,052,477	—	—

		$(145,419,211)		$62,384,842

*	For the period from June 15, 2005 (commencement of operations) to April 30, 2006.
**	For the period from September 28, 2004 (commencement of operations) to April 30, 2005.
***	Effective June 1, 2005, shares of the Service Shares were liquidated.
****	For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

6. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Cash Account Trust (the “Trust”) (comprising the Money Market, Government & Agency Securities and Tax-Exempt Portfolios) (collectively, the “Portfolios”), as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 12, 2006

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2006, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the portfolio’s policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the portfolio’s policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following the portfolio’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee’s term of office extends until the next shareholders’ meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	71

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	71

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	71

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71

Robert H. Wadsworth (1940) Trustee, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)	74

*	Inception date of the corporation which was the predecessor to the L.L.C.

Interested Officers2

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael Colon[4] (1969) President, 2006-present	Managing Director[3] and Chief Operating Officer, Deutsche Asset Management (since March 2005); President, DWS Global High Income Fund, Inc. (since April 2006), DWS Global Commodities Stock Fund, Inc. (since April 2006), The Brazil Fund, Inc. (since April 2006), The Korea Fund, Inc. (since April 2006); Chief Operating Officer, Deutsche Bank Alex. Brown (2002-2005); Chief Operating Officer, US Equities Division of Deutsche Bank (2000-2002)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a

Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a

Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a

Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a

John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

[1]	Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.
[2]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
[3]	Executive title, not a board directorship.
[4]	Address: 345 Park Avenue, New York, New York 10154.
[5]	Address: Two International Place, Boston, Massachusetts 02110.

The fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

Notes

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Principal Underwriter

DWS Scudder Distributors, Inc.

222 S. Riverside Plaza

Chicago, IL 60606

Investors Cash Trust

March 31, 2006

ANNUAL REPORT TO SHAREHOLDERS

Service Shares

Government & Agency Securities Portfolio

Treasury Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

1

Portfolio Management Review

In the following interview, Investors Cash Trust Portfolio Manager Darlene Rasel discusses the market environment and the portfolio team’s approach to managing the portfolios during its most recent fiscal year ended March 31, 2006.

Q: Will you discuss the market environment for the portfolios during its most recent fiscal year?

A: Over the 12 months ended March 31, 2006, the US economy showed its resiliency, despite devastating hurricanes in the southern United States and continual increases in energy prices. Monthly job growth was the most important economic indicator for the money markets as the year began, but the market’s focus gradually shifted to a careful watch for signs of increasing inflation. Going forward, the markets will be watching closely for any changes in monetary policy from the new US Federal Reserve Board (the Fed) chairman Ben Bernanke.

During the period, the Fed continued its policy of increasing short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 4.75% in eight quarter- percentage-point increments over the 12-month period. Despite the increases in the federal funds rate, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1 Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might be

Portfolio Performance

As of March 31, 2006

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield*
Government & Agency Securities Portfolio — Service Shares	4.38%
Treasury Portfolio — Service Shares	4.40%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

*	Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day current yields of the Government & Agency Securities Portfolio — Service Shares would have been 4.38% and the Treasury Portfolio — Service Shares would have been 4.26% as of March 31, 2006. Please call for the most current yield information.

needed going forward to keep the risks to economic growth and price stability in balance.

[1]	The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

At the end of March 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.25%, compared to 3.84% 12 months earlier. The premium level of LIBOR (which is set by the market) over the federal funds rate (which is fixed by the Fed) of 4.75% demonstrated the market’s concern that the Fed may raise short-term interest rates at least

2

one to two more times in order to stave off any resurgence of inflation. At the same time, there is a sense within the market that 2006 will be a year of transition, that the Fed will probably discontinue its rate increases this year, and that investors will be looking to see how well Bernanke can fine tune the economy by utilizing the Fed’s control over short-term rates.

Q: How did the portfolios perform over its most recent fiscal year?

A: We were able to produce a competitive yield in the Investors Cash Trust by employing our conservative investment strategies and standards. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.) We continue our insistence on the highest credit quality within the portfolios. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolios and to seek competitive yield for our shareholders.

Q: In light of market conditions during the period, what has been the strategy for the Treasury Portfolio and the Government & Agency Securities Portfolio?

A: During the portfolios’ most recent fiscal year, except for the period immediately following the past hurricane season when yields declined briefly, the Treasury yield curve was relatively flat, due in part to large-volume purchases of short-term Treasury instruments by foreign central banks. These purchases kept even the yields of six-month issues at relatively depressed levels. Because we would not be rewarded with higher yields by extending maturity, our strategy for the Treasury Portfolio was to limit our purchases to issues with maturities of three months or less, and extend maturity opportunistically, as market conditions warranted. For the Government & Agency Securities Portfolio, our goal was also to keep maturity short, and then step up the yield of the portfolio at each Fed tightening. Going forward, we will continue to monitor economic and inflation indicators to determine when the Fed will end its credit tightening program.

Q: What detracted from performance during the period?

A: Following Hurricanes Katrina and Wilma there was concern that the US economy would falter and that the Fed might halt its series of federal funds rate increases — at least temporarily — so as not to further restrain growth. For this reason, we extended maturity slightly in early fall 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising rates. For this reason, our decision to briefly extend maturity detracted somewhat from the portfolios’ yield and total return during the period.

Darlene M. Rasel

Managing Director, Deutsche Asset Management and Lead Portfolio Manager

A group of investment professionals is responsible for the day-to-day management of the portfolios. These professionals have a broad range of experience managing money market funds.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers’ views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

3

Information About Each Portfolio’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Portfolio’s Service Shares limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2006.

The tables illustrate each Portfolio’s expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2006

Actual Portfolio Return	Government & Agency Securities Portfolio	Treasury Portfolio
Beginning Account Value 10/1/05	$1,000.00	$1,000.00
Ending Account Value 3/31/06	$1,020.20	$1,019.80
Expenses Paid per $1,000*	$1.26	$1.21

Hypothetical 5% Portfolio Return	Government & Agency Securities Portfolio	Treasury Portfolio
Beginning Account Value 10/1/05	$1,000.00	$1,000.00
Ending Account Value 3/31/06	$1,023.68	$1,023.73
Expenses Paid per $1,000*	$1.26	$1.21

*	Expenses are equal to each Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Government & Agency Securities Portfolio	.25%
Treasury Portfolio	.24%

For more information, please refer to the Portfolios’ prospectus.

4

Portfolio Summary

Investors Cash Trust — Government & Agency Securities Portfolio

Asset Allocation	3/31/06	3/31/05
Agencies Not Backed by the Full Faith and Credit of the US Government	12%	45%
Repurchase Agreements	88%	55%

	100%	100%

Weighted Average Maturity	3/31/06	3/31/05
Investors Cash Trust — Government & Agency Securities Portfolio	13 days	28 days
Government & Agencies Retail Money Fund Average*	30 days	29 days

Investors Cash Trust — Treasury Portfolio

Asset Allocation	3/31/06	3/31/05
US Treasury Obligations	17%	37%
Repurchase Agreements	83%	63%

	100%	100%

Weighted Average Maturity	3/31/06	3/31/05
Investors Cash Trust — Treasury Portfolio	16 days	14 days
Treasury & Repo Retail Fund Average**	16 days	25 days

*	The Portfolio is compared to its respective iMoneyNet category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

**	The Portfolio is compared to its respective iMoneyNet category: Treasury & Repo Retail Fund Average includes only retail government Funds that hold US Treasuries and repurchase agreements backed by the US Treasury.

Asset allocation is subject to change. For more complete details about the Portfolios’ holdings, see pages 8-10. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolios’ top ten holdings and other information about the Portfolios is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

5

Portfolio of Investments as of March 31, 2006

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)
Agencies Not Backed by the Full Faith and Credit of the US Government 12.1%
Federal Home Loan Bank, 4.523%*, 6/2/2006	10,000,000	9,998,897
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	8,000,000	8,000,000
4.406%*, 7/6/2007	30,000,000	29,985,160
4.75%, 2/6/2007	4,000,000	4,000,000
4.92%, 2/28/2007	6,000,000	6,000,000
Federal National Mortgage Association:
4.0%, 8/8/2006	5,000,000	5,000,000
4.03%, 7/21/2006	5,000,000	5,000,000

Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $67,984,057)		67,984,057

Repurchase Agreements 87.5%
Bear Stearns & Co., Inc., 4.86%, dated 3/31/2006, to be repurchased at $100,040,500 on 4/3/2006 (a)	100,000,000	100,000,000
BNP Paribas, 4.86%, dated 3/31/2006, to be repurchased at $99,040,095 on 4/3/2006 (b)	99,000,000	99,000,000
Credit Suisse First Boston LLC, 4.54%, dated 2/1/2006, to be repurchased at $48,369,253 on 4/3/2006 (c)	48,000,000	48,000,000
JPMorgan Securities, Inc., 4.83%, dated 3/31/2006, to be repurchased at $78,031,395 on 4/3/2006 (d)	78,000,000	78,000,000
Merrill Lynch & Co., Inc., 4.595%, dated 2/14/2006, to be repurchased at $55,407,168 on 4/13/2006 (e)	55,000,000	55,000,000
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $85,030 on 4/3/2006 (f)	85,000	85,000
The Goldman Sachs & Co., 4.54%, dated 1/31/2006, to be repurchased at $90,703,700 on 4/3/2006 (g)	90,000,000	90,000,000
The Goldman Sachs & Co., 4.81%, dated 3/27/2006, to be repurchased at $20,018,706 on 4/3/2006 (h)	20,000,000	20,000,000

Total Repurchase Agreements (Cost $490,085,000)		490,085,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $558,069,057)+	99.6	558,069,057
Other Assets and Liabilities, Net	0.4	2,128,605
Net Assets	100.0	560,197,662

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

+	The cost for federal income tax purposes was $558,069,057.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
44,929,438	Federal Home Loan Mortgage Corp.	5.0-5.5	10/25/2024-6/25/2031	43,902,852
60,889,217	Federal National Mortgage Association	4.0-5.0	7/15/2017-8/15/2022	58,098,837

Total Collateral Value				102,001,689

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,764,939	Federal National Mortgage Association	3.584-5.335	9/1/2033-2/1/2036	94,279,350
6,682,652	Federal Home Loan Mortgage Corp.	5.506	3/1/2036	6,700,650

Total Collateral Value				100,980,000

(c)	Collateralized by $49,458,374 Federal National Mortgage Association, 4.272-5.316%, with various maturities from 5/1/2032-3/1/2035 with a value of $48,960,184.

(d)	Collateralized by $79,164,327 Federal National Mortgage Association, 6.0%, with various maturities from 1/1/2036-4/1/2036 with a value of $79,561,163.

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,483,739	Federal National Mortgage Association	3.5-6.5	8/1/2009-3/1/2036	50,848,224
6,184,474	Federal Home Loan Mortgage Corp.	4.5-5.5	4/1/2008-10/1/2034	5,253,669

Total Collateral Value				56,101,893

(f)	Collateralized by $95,000 Federal National Mortgage Association, 5.55%, maturing on 7/10/2028 with a value of $89,234.

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
94,072,487	Federal Home Loan Mortgage Corp.	4.0-8.5	11/1/2007-3/1/2036	91,489,021
9,721,679*	Federal Home Loan Mortgage Corp.	7.0	8/1/2023	310,979

Total Collateral Value				91,800,000

*	Principal amount is shown at original face.

(h)	Collateralized by $20,458,707 Federal Home Loan Mortgage Corp, with various coupon rates 5.5-6.5%, with various maturities from 9/1/2034-1/1/2035 with a value of $20,400,000.

The accompanying notes are an integral part of the financial statements.

6

Portfolio of Investments as of March 31, 2006

Treasury Portfolio	Principal Amount ($)	Value ($)
US Treasury Obligations 16.6%
US Treasury Bills:
3.98%*, 4/20/2006	7,500,000	7,484,246
4.385%*, 8/3/2006	10,000,000	9,848,961

Total US Treasury Obligations (Cost $17,333,207)		17,333,207

Repurchase Agreements 83.5%
BNP Paribas, 4.5%, dated 3/31/2006, to be repurchased at $21,007,875 on 4/3/2006 (a)	21,000,000	21,000,000
Credit Suisse First Boston LLC, 4.54%, dated 3/31/2006, to be repurchased at $22,008,323 on 4/3/2006 (b)	22,000,000	22,000,000
JPMorgan Securities, Inc., 4.53%, dated 3/31/2006, to be repurchased at $22,008,305 on 4/3/2006 (c)	22,000,000	22,000,000
Merrill Lynch & Co., Inc., 4.45%, dated 3/31/2006, to be repurchased at $21,007,788 on 4/3/2006 (d)	21,000,000	21,000,000
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $1,256,443 on 4/3/2006 (e)	1,256,000	1,256,000

Total Repurchase Agreements (Cost $87,256,000)		87,256,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $104,589,207)+	100.1	104,589,207
Other Assets and Liabilities, Net	(0.1)	(118,202)
Net Assets	100.0	104,471,005

*	Annualized yield at time of purchase; not a coupon rate.

+	The cost for federal income tax purposes was $104,589,207.

(a)	Collateralized by $16,864,000 US Treasury Inflation Index Note, 3.625%, maturing on 1/15/2008 with a value of $21,420,362.

(b)	Collateralized by $35,090,000 US Treasury STRIPS, maturing on 5/15/2015 with a value of $22,442,863.

(c)	Collateralized by $31,725,000 US Treasury STRIPS, maturing on 5/15/2013 with a value of $22,441,948.

(d)	Collateralized by $37,180,000 US Treasury STRIPS, maturing on 5/15/2017 with a value of $21,420,142.

(e)	Collateralized by $1,040,000 US Treasury Bond, 7.5% maturing on 11/15/2016 with a value of $1,283,804.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

7

Financial Statements

Statement of Assets and Liabilities — Government & Agency Securities Portfolio as of March 31, 2006

Assets
Investments:
Investments in securities, at amortized cost	$67,984,057
Repurchase agreements, at amortized cost	490,085,000
Total Investments in securities, at amortized cost	558,069,057
Cash	886
Interest receivable	2,268,943
Receivable for Portfolio shares sold	811,700
Other assets	43,933

Total assets	561,194,519

Liabilities
Dividends payable	762,606
Payable for Portfolio shares redeemed	4,464
Accrued management fee	68,646
Other accrued expenses and payables	161,141

Total liabilities	996,857

Net assets, at value	$560,197,662

Net Assets
Net assets consist of:
Undistributed net investment income	18,730
Paid-in capital	560,178,932

Net assets, at value	$560,197,662

Net Asset Value
Service Shares
Net assets applicable to shares outstanding	$220,869,902
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	220,865,251

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

DWS Government Cash Institutional Shares
Net assets applicable to shares outstanding	$106,279,755
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	106,276,201

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

Government Cash Managed Shares
Net assets applicable to shares outstanding	$233,048,005
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	233,044,796

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

The accompanying notes are an integral part of the financial statements.

8

Statement of Assets and Liabilities — Treasury Portfolio as of March 31, 2006

Assets
Investments:
Investments in securities, at amortized cost	$17,333,207
Repurchase agreements, at amortized cost	87,256,000
Total Investments in securities, at amortized cost	104,589,207
Cash	425
Interest receivable	10,905
Other assets	16,009

Total assets	104,616,546

Liabilities
Payable for Portfolio shares redeemed	129
Accrued management fee	6,174
Other accrued expenses and payables	139,238

Total liabilities	145,541

Net assets, at value	$104,471,005

Net Assets
Net assets consist of: Undistributed net investment income	23,677
Accumulated net realized gain (loss)	(16,859)
Paid-in capital	104,464,187

Net assets, at value	$104,471,005

Net Asset Value
Service Shares
Net assets applicable to shares outstanding	$2,948,360
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,947,960

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

Premier Money Market Shares
Net assets applicable to shares outstanding	$101,522,645
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	101,538,944

Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$1.00

The accompanying notes are an integral part of the financial statements.

9

Statements of Operations for the year ended March 31, 2006

Investment Income	Government & Agency Securities Portfolio	Treasury Portfolio
Income:
Interest	$17,200,705	$3,277,593
Expenses:
Management fee	686,096	129,210
Services to shareholders	232,557	256,800
Custodian fees	21,614	16,320
Distribution service fees	385,896	407,345
Auditing	40,556	38,382
Legal	19,673	10,484
Trustees’ fees and expenses	42,986	19,151
Reports to shareholders	37,207	26,561
Registration fees	51,194	29,818
Other	33,624	14,593
Total expenses, before expense reductions	1,551,403	948,664
Expense reductions	(28,312)	(142,424)
Total expenses, after expense reductions	1,523,091	806,240

Net investment income	15,677,614	2,471,353

Realized and Unrealized Gain (Loss) from Investment Transactions
Net realized gain (loss) from investments	—	(14,249)

Net increase (decrease) in net assets resulting from operations	$15,677,614	$2,457,104

The accompanying notes are an integral part of the financial statements.

10

Statement of Changes in Net Assets — Government & Agency Securities Portfolio

	Years Ended March 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,677,614	$7,268,568
Net realized gain (loss) on investment transactions	—	7,543
Net increase (decrease) in net assets resulting from operations	15,677,614	7,276,111
Distributions to shareholders from:
Net investment income (Service Shares)	(6,675,761)	(2,735,478)
Net investment income (DWS Government Cash Institutional Shares)	(2,641,028)	(1,724,926)
Net investment income (Government Cash Managed Shares)	(6,360,825)	(2,808,164)
Portfolio share transactions:
Proceeds from shares sold	1,419,728,633	1,117,499,491
Reinvestment of distributions	9,358,777	3,483,589
Cost of shares redeemed	(1,387,771,697)	(1,147,198,270)
Net increase (decrease) in net assets from Portfolio share transactions	41,315,713	(26,215,190)
Increase (decrease) in net assets	41,315,713	(26,207,647)
Net assets at beginning of period	518,881,949	545,089,596

Net assets at end of period (including undistributed net investment income of $18,730 and $18,730, respectively)	$560,197,662	$518,881,949

The accompanying notes are an integral part of the financial statements.

11

Statement of Changes in Net Assets — Treasury Portfolio

	Years Ended March 31,
	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,471,353	$349,902
Net realized gain (loss) on investment transactions	(14,249)	(2,554)
Net increase (decrease) in net assets resulting from operations	2,457,104	347,348
Distributions to shareholders from:
Net investment income (Service Shares)	(180,954)	(96,628)
Net investment income (Premier Money Market Shares)	(2,290,399)	(253,274)
Portfolio share transactions:
Proceeds from shares sold	325,769,423	92,686,228
Reinvestment of distributions	2,414,012	349,894
Cost of shares redeemed	(261,033,412)	(96,128,884)
Net increase (decrease) in net assets from Portfolio share transactions	67,150,023	(3,092,762)
Increase (decrease) in net assets	67,135,774	(3,095,316)
Net assets at beginning of period	37,335,231	40,430,547

Net assets at end of period (including undistributed net investment income of $23,677 and $23,677, respectively)	$104,471,005	$37,335,231

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights

Government & Agency Securities Portfolio — Service Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.035	.015	.009	.015	.03
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[a]	3.56	1.50	.90	1.47	2.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	221	211	247	256	286
Ratio of expenses before expense reductions (%)	.26	.26	.26	.26	.28
Ratio of expenses after expense reductions (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	3.51	1.48	.90	1.46	2.95

Treasury Portfolio — Service Shares

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	.034	.014	.008	.014	.03
Distributions from net investment income	(.034)	(.014)	(.008)	(.014)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[a]	3.48	1.43	.84	1.41	2.75
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	10	32	51
Ratio of expenses before expense reductions (%)	.42	.55	.53	.34	.32
Ratio of expenses after expense reductions (%)	.25	.25	.25	.25	.25
Ratio of net investment income (%)	3.55[b]	1.40	.84	1.42	2.84

[a]	Total return would have been lower had certain expenses not been reduced.

[b]	Due to the timing of the subscriptions and redemptions, the amount shown does not correspond to the total return during the year.

13

Notes to Financial Statements

1. Significant Accounting Policies

Investors Cash Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers two series of shares (Portfolios) — the Government & Agency Securities Portfolio and the Treasury Portfolio. The Government & Agency Securities Portfolio offers multiple classes of shares that include Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares. The Treasury Portfolio offers Service Shares and Premier Money Market Shares. Certain detailed financial information for the DWS Government Cash Institutional Shares and Government Cash Managed Shares of the Government & Agency Securities Portfolio and the Premier Money Market Shares of the Treasury Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Portfolios may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolios, through its custodian or sub-custodian bank, receives delivery of

14

the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios’ claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no federal income tax provision was required.

At March 31, 2006, the Treasury Portfolio had a net tax basis capital loss carryforward of approximately $14,100 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2012 ($100), March 31, 2013 ($2,100), March 31, 2014 ($11,900), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2005 through March 31, 2006, the Treasury Portfolio incurred approximately $2,800 of net realized capital losses. As permitted by tax regulations, the Treasury Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2007.

Distribution of Income. Net investment income of the Portfolios are declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the portfolios.

At March 31, 2006, the Portfolios’ components of distributable earnings (accumulated losses) on a tax-basis were as follows:

	Government & Agency Securities Portfolio	Treasury Portfolio
Undistributed ordinary income*	$796,284	$25,116
Capital loss carryforwards	$—	$(14,100)

15

In addition, the tax character of distributions paid to shareholders by the Portfolios is summarized as follows:

	Years Ended March 31,
	2006 Government & Agency Securities Portfolio	2005 Government & Agency Securities Portfolio
Distributions from ordinary income*	$15,677,614	$7,268,568

	Years Ended March 31,
	2006 Treasury Portfolio	2005 Treasury Portfolio
Distributions from ordinary income*	$2,471,353	$349,902

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with each specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet been made. However, based on experience, the Trust expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. (“DeIM” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Trust. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Trust pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

For the period April 1, 2005 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Trust to the extent necessary to maintain the operating expenses of each class as follows:

Portfolio	Expense Limit*
Government & Agency Securities Portfolio:
Service Shares	.25%
Treasury Portfolio:
Service Shares	.25%
Premier Money Market Shares	1.00%

*	Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Effective October 1, 2005 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Trust to the extent necessary to maintain the operating expenses of each class as follows:

Portfolio	Expense Limit*
Government & Agency Securities Portfolio:
Service Shares	.250%
Treasury Portfolio:
Service Shares	.250%
Premier Money Market Shares	.978%

*	Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

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Accordingly, for the year ended March 31, 2006, the Advisor waived $87,367 of its Management Fee for the Treasury Portfolio. The amount charged was equivalent to an annual effective rate of 0.05% of the Treasury Portfolio’s average daily net assets.

Service Provider Fees. DWS Scudder Investments Service Company (“DWS-SISC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Portfolios. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. (“DST”), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios. For the year ended March 31, 2006, the amount charged to the Service Shares, DWS Government Cash Institutional Shares and Government Cash Managed Shares of the Government & Agency Securities Portfolio and Service Shares and Premier Money Market Shares of the Treasury Portfolio by DWS-SISC aggregated as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2006
Government & Agency Securities Portfolio:
Service Shares	$9,007	$9,007	$—
DWS Government Cash Institutional Shares	12,905	—	4,425
Government Cash Managed Shares	189,980	—	48,269
Treasury Portfolio:
Service Shares	$935	$935	$—
Premier Money Market Shares	238,343	46,441	46,184

Distribution Services Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc., (“DWS-SDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.25% of average daily net assets of the Premier Money Market Shares of the Treasury Portfolio. For the year ended March 31, 2006, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2006
Treasury Portfolio:
Premier Money Market Shares	$202,374	$21,561

DWS-SDI provides information and administrative services (“Service Fee”) to the Service Shares and Managed Shares of the Government & Agency Securities Portfolio and the Service Shares and Premier Money Market Shares of the Treasury Portfolio at an annual fee of 0.05% of average daily net assets for the Service Shares and up to 0.25% (currently 0.15%) of average daily net assets for the Managed Shares of the Government & Agency Securities Portfolio and up to 0.25% of average daily net assets for the Premier Money Market Shares of the Treasury Portfolio. For the year ended March 31, 2006, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at March 31, 2006	Annual Effective Rate
Government & Agency Securities Portfolio:
Service Shares	$95,064	$16,109	$11,858.04%
Managed Shares	290,832	—	30,312.15%
Treasury Portfolio:
Service Shares	$2,597	$2,597	$—	.00%
Premier Money Market Shares	202,374	—	21,383.25%

17

DWS-SDI has related service agreements with various firms to provide cash management and other services for Portfolio shareholders. DWS-SDI pays these firms at an annual rate of up to 0.15% of average daily net assets.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the year ended March 31, 2006, the amounts charged to the Portfolios by DeIM included in the reports to shareholders were as follows:

	Total Aggregated	Unpaid at March 31, 2006
Government & Agency Securities Portfolio	$14,580	$4,020
Treasury Portfolio	11,190	3,900

Trustees’ Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the year ended March 31, 2006, the Advisor agreed to reimburse $3,027 and $5,071 for the Government & Agency Securities and Treasury Portfolios, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Portfolios have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances was used to reduce a portion of the Portfolios’ expenses. During the year ended March 31, 2006, the Government & Agency Securities Portfolio’s custodian fee was reduced by $169 and the Treasury Portfolio’s custodian fee was reduced by $13 under this arrangement.

4. Line of Credit

The Trust and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Trust may borrow up to a maximum of 33 percent of its net assets under the agreement.

18

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

	Year Ended March 31, 2006		Year Ended March 31, 2005
Government & Agency Securities Portfolio	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	284,212,295	$284,212,295	260,544,268	$260,544,268
DWS Government Cash Institutional Shares	560,170,265	560,170,265	348,854,440	348,854,440
Government Cash Managed Shares	575,346,073	575,346,073	508,100,783	508,100,783

		$1,419,728,633		$1,117,499,491

Shares issued to shareholders in reinvestment of distributions
Service Shares	6,635,559	$6,635,559	2,712,247	$2,712,247
DWS Government Cash Institutional Shares	2,368,517	2,368,517	757,863	757,863
Government Cash Managed Shares	354,701	354,701	13,479	13,479

		$9,358,777		$3,483,589

Shares redeemed
Service Shares	(281,196,729)	$(281,196,729)	(298,826,412)	$(298,826,412)
DWS Government Cash Institutional Shares	(569,359,904)	(569,359,904)	(360,186,482)	(360,186,482)
Government Cash Managed Shares	(537,215,064)	(537,215,064)	(488,185,376)	(488,185,376)

		$(1,387,771,697)		$(1,147,198,270)

Net increase (decrease)
Service Shares	9,651,125	$9,651,125	(35,569,897)	$(35,569,897)
DWS Government Cash Institutional Shares	(6,821,122)	(6,821,122)	(10,574,179)	(10,574,179)
Government Cash Managed Shares	38,485,710	38,485,710	19,928,886	19,928,886

		$41,315,713		$(26,215,190)

	Year Ended March 31, 2006		Year Ended March 31, 2005
Treasury Portfolio	Shares	Dollars	Shares	Dollars
Shares sold
Service Shares	46,931,711	$46,931,711	11,055,463	$11,055,463
Premier Money Market Shares	278,837,712	278,837,712	81,630,765	81,630,765

		$325,769,423		$92,686,228

Shares issued to shareholders in reinvestment of distributions
Service Shares	123,904	$123,904	96,559	$96,559
Premier Money Market Shares	2,290,108	2,290,108	253,335	253,335

		$2,414,012		$349,894

Shares redeemed
Service Shares	(47,409,014)	$(47,409,014)	(18,226,027)	$(18,226,027)
Premier Money Market Shares	(213,624,398)	(213,624,398)	(77,902,857)	(77,902,857)

		$(261,033,412)		$(96,128,884)

Net increase (decrease)
Service Shares	(353,399)	$(353,399)	(7,074,005)	$(7,074,005)
Premier Money Market Shares	67,503,422	67,503,422	3,981,243	3,981,243

		$67,150,023		$(3,092,762)

6. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices

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arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

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Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

7. Fund Mergers

On May 10, 2006, the Board of the Fund approved, in principle, the merger of the Investors Cash Trust: Government & Agency Securities Portfolio (the “Acquired Fund”) into the Cash Account Trust: Government & Agency Securities Portfolio.

Completion of the merger is subject to a number of conditions, including final approval by each Fund’s Board and approval by shareholders of the Acquired Fund at the shareholder meeting expected to be held on or about October 12, 2006.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Investors Cash Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Cash Trust (comprising the Government & Agency Securities Portfolio and the Treasury Portfolio) (collectively, the “Portfolios”), as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for

21

designing audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Investors Cash Trust at March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 8, 2006

Tax Information

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Other Information

Proxy Voting

A description of the Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on “proxy voting”at the bottom of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following the Trust’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-5850.

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Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the Portfolio as of March 31, 2006. Each individual’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee’s term of office extends until the next shareholders’ meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the Portfolio.

Independent Trustees

Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.	71

John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71

Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	71

James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71

Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71

Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	71

William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71

Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983-present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board Scudder Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

*  Inception date of the corporation which was the predecessor to the L.L.C.

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Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael Colon[4] (1969) President, 2006-present	Managing Director[3] and Chief Operating Officer, Deutsche Asset Management (since March 2005); President, DWS Global High Income Fund, Inc. (since April 2006), DWS Global Commodities Stock Fund, Inc. (since April 2006), The Brazil Fund, Inc. (since April 2006), The Korea Fund, Inc. (since April 2006); Chief Operating Officer, Deutsche Bank Alex. Brown (2002-2005); Chief Operating Officer, US Equities Division of Deutsche Bank (2000-2002)	n/a

Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a

Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)	n/a

John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a

Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a

Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a

Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a

Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a

Kathleen Sullivan D’Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a

John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a

Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

[1]	Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

[2]	As a result of their respective positions held with the Advisor, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

[3]	Executive title, not a board directorship

[4]	Address: 345 Park Avenue, New York, New York 10154

[5]	Address: Two International Place, Boston, Massachusetts 02110

The fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

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Notes

Principal Underwriter

DWS Scudder Distributors, Inc.

222 S. Riverside Plaza

Chicago, IL 60606

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CASH ACCOUNT TRUST

PART C – OTHER INFORMATION

Item 15.	Indemnification.

Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (1)(a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Amended and Restated Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Amended and Restated Agreement and Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

On April 5, 2002, Zurich Scudder Investments, Inc. (“Scudder”), the investment adviser, now known as Deutsche Investment Management Americas Inc. (“DeIM”), was acquired by Deutsche Bank AG, not including certain U.K. Operations (the “Transaction”). In connection with the Trustees’ evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not “interested persons” of Scudder, Deutsche Bank or Registrant (the “Independent Trustees”) for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees’ consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

DeIM, the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided; however, if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

1.	all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.	all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.	any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Non-interested Trustee or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

4.	any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliates thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeIM will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeIM and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

5.	all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee’s duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeIM.

Item 16.	Exhibits.

Exhibit 1	(a)	Amended and Restated Agreement and Declaration of Trust. (Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A.)

	(b)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Money Market Portfolio Retail, Premier, Institutional, and Service Shares. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A.)

	(c)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Tax-Exempt Portfolio Scudder Managed and Scudder Institutional Shares. (Incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.)

	(d)	Re-designation of Classes of Shares of Beneficial Interest and Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares, Institutional Money Market Shares and Premium Reserve Money Market Shares within the Money Market Portfolio, dated November 11, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

	(e)	Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares and Service Shares within the Government Securities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

	(f)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to the Premier Money Market Shares within the Tax-Exempt Portfolio. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

	(g)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Institutional Select Money Market Shares within the Money Market Portfolio. (Incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A.)

	(h)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares - Money Market and Davidson Cash Equivalent Plus Shares - Money Market within the Money Market Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.)

	(i)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares - Government & Agency and Davidson Cash Equivalent Plus Shares - Government & Agency within the Government & Agency Securities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.)

	(j)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, with respect to Davidson Cash Equivalent Shares - Tax Exempt within the Tax-Exempt Portfolio. (Incorporated by reference to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A.)

	(k)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Capital Assets Funds Shares and Capital Assets Funds Preferred Shares within the Money Market Portfolio. (Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A.)

	(l)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value with respect to Capital Assets Funds Shares within the Government & Agency Securities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A.)

	(m)	Amended and Restated Establishment and Designation of Additional Class of Shares of Beneficial Interest, $0.01 par value, with respect to Capital Assets Funds Shares and Service Shares II within Tax-Exempt Portfolio. (Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A.)

	(n)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest with respect to DWS Tax-Free Money Fund Class S, DWS Tax-Exempt Money Fund and Tax-Free Investment Class within the Tax-Exempt Portfolio. (Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A.)

	(o)	Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest with respect to DWS Government & Agency Money Fund, DWS Government Cash Institutional Shares and Government Cash Managed Shares within the Government & Agency Securities Portfolio. (Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A.)

Exhibit 2	(a)	By-Laws. (Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A.)

	(b)	Amendment to By-Laws dated November 29, 2000. (Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A.)

	(c)	Amendment to By-Laws dated November 19, 2003. (Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A.)

	(d)	Amendment to By-Laws effective September 24, 2004. (Incorporated by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A.)

	(e)	Amendment to By-Laws. (Incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A.)

Exhibit 3		Not Applicable.

Exhibit 4		Form of Agreement and Plan of Reorganization filed here in as Exhibit A to Part A of this Registration Statement on Form N-14.

Exhibit 5		See Exhibit 1 and Exhibit 10

Exhibit 6	(a)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. dated April 5, 2002. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A.)

	(b)	First Amendment to Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. dated March 19, 2003. (Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A.)

	(c)	Form of Investment Management Agreement between the Registrant, on behalf of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Deutsche Investment Management Americas Inc., Filed herein.

Exhibit 7	(a)	Underwriting and Distribution Services Agreement between the Registrant and Scudder Distributors, Inc., dated April 5, 2002. (Incorporated by reference to Post Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A.)

Exhibit 8		Not Applicable.

Exhibit 9	(a)	Custodian Agreement between the Registrant and State Street Bank and Trust Company dated April 19, 1999. (Incorporated by reference to Post-Effective Amendment No. 13 to Registration’s Registration Statement on Form N-1A.)

	(b)	Amendment to Custodian Agreement between the Registrant and State Street Bank and Trust Company dated January 5, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A.)

Exhibit 10	(a)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio, and Kemper Distributors, Inc., dated August 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A.)

(b)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Government Securities Portfolio, and Kemper Distributors, Inc., dated August 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A.)

(c)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of Money Market Portfolio, and Kemper Distributors, Inc., dated August 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A.)

(d)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(e)	12b-1 Plan between the Registrant, on behalf of the Government Securities Portfolio — Premier Money Market Shares, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(f)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(g)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Service Shares, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A.)

(h)	Amended and Restated 12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Service Shares, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A.)

(i)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Institutional Money Market Shares, dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A.)

(j)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Premium Reserve Money Market Shares, dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A.)

(k)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares, dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A.)

(l)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(m)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(n)	12b-1 Plan between the Registrant, on behalf of the Tax-Exempt Portfolio — Davidson Cash Equivalent Shares, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(o)	12b-1 Plan between the Registrant, on behalf of the Money Market Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(p)	12b-1 Plan between the Registrant, on behalf of the Government & Agency Securities Portfolio — Davidson Cash Equivalent Plus Shares, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(q)	12b-1 Plan between the Registrant, on behalf of Money Market Portfolio — Capital Assets Funds Shares, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

(r)	12b-1 Plan between the Registrant, on behalf of Government & Agency Securities Portfolio — Capital Assets Funds Shares, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

(s)	12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Capital Assets Funds Shares, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

(t)	12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Service II Shares, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

(u)	12b-1 Plan between the Registrant on behalf of Money Market Portfolio — Capital Assets Funds Preferred Shares dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

(v)	Form of 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Tax-Free Investment Class Shares, Filed herein.

(w)	Form of 12b-1 Plan between the Registrant, on behalf of Government & Agency Portfolio — Government Cash Managed Shares, Filed herein.

(x)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Series, dated November 17, 1998. (Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A.)

(y)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 28, 1999. (Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A.)

(z)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(aa)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government Securities Portfolio, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(bb)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated November 16, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A.)

(cc)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A.)

(dd)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A.)

(ee)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated December 1, 2002. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A.)

(ff)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government & Agency Securities Portfolio, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(gg)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

(hh)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated September 27, 2004. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A.)

	(ii)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Money Market Portfolio, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

	(jj)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Government & Agency Securities Portfolio, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

	(kk)	Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of the Tax-Exempt Portfolio, dated May 12, 2005. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A.)

	(ll)	Form of Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of Tax-Exempt Portfolio, Filed herein.

	(mm)	Form of Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of Government & Agency Securities Portfolio, Filed herein.

Exhibit 11		Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C., Filed herein.

Exhibit 12		Forms of Tax Opinion and Consent of Willkie Farr & Gallagher LLP, Filed herein.

Exhibit 13	(a)	Agency Agreement between the Registrant and Kemper Service Company, dated September 6, 1990. (Incorporated by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A.)

	(b)	Supplement, dated April 1, 1995, to Agency Agreement between the Registrant and Kemper Service Company. (Incorporated by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A.)

	(c)	Fund Accounting Services Agreement between the Registrant, on behalf of its series Money Market Postfolio, and Scudder Fund Accounting Corporation dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A.)

	(d)	Fund Accounting Services Agreement between the Registrant, on behalf of its series Government Securities Portfolio, and Scudder Fund Accounting Corporation dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A.)

	(e)	Fund Accounting Services Agreement between the Registrant, on behalf of its series Tax-Exempt Portfolio, and Scudder Fund Accounting Corporation, dated December 31, 1997. (Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A.)

	(f)	First Amendment to Fund Accounting Services Agreements dated March 19, 2003. (Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A.)

(g)	Form of Administration, Shareholder Services and Distribution Agreement dated July 1998 between the Registrant, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A.)

(h)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Retail Shares, and Kemper Distributors, Inc., dated January 15, 1999. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A.)

(i)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Premier Shares, and Kemper Distributors, Inc., dated January 15, 1999. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A.)

(j)	Administration and Shareholder Services Agreement between the Registrant, on behalf of Money Market Portfolio — Institutional Shares, and Kemper Distributors, Inc., dated January 15, 1999. (Incorporated by reference to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A.)

(k)	Form of Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio Cash Managed Shares, and Kemper Distributors, Inc., dated September 1999. (Incorporated by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A.)

(l)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Money Market Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc., dated November 30, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

(m)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Government Securities Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

(n)	Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio — Premier Money Market Shares, and Kemper Distributors, Inc, dated November 30, 1999. (Incorporated by reference to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.)

(o)	Shareholder Services Agreement between the Registrant, on behalf of Premium Reserve Money Market Shares and Institutional Money Market Shares of Money Market Portfolio and Tax-Exempt Cash Managed Shares of Tax-Exempt Portfolio, and Scudder Distributors, Inc., dated July 1, 2001. (Incorporated by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A.)

(p)	Form of Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio — Tax-Free Investment Class and DWS Scudder Distributors, Inc., Filed herein.

	(q)	Form of Shareholder Services Agreement between the Registrant, on behalf of Government & Agency Portfolio — Government Cash Managed Shares and DWS Scudder Distributors, Inc., Filed herein.

	(r)	Letters of Indemnity to the Scudder Funds dated September 10, 2004; and Letter of Indemnity to the Independent Directors/Trustees dated September 10, 2004. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A.)

Exhibit 14		Consent of Ernst & Young LLP, Filed herein.

Exhibit 15		Not applicable.

Exhibit 16		Powers of Attorney previously Filed on August 2, 2006.

Exhibit 17		Forms of Proxy are filed herein and appear in Part A of this Registration Statement.

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of New York, and State of New York, on the 19th day of October, 2006.

CASH ACCOUNT TRUST

By:	/s/ Michael Clark
Michael Clark
President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of October, 2006.

/s/ Michael Clark Michael Clark	President

/s/ Paul Schubert Paul Schubert	Chief Financial Officer and Principal Accounting Officer

Shirley D. Peterson* Shirley D. Peterson	Chairperson and Trustee

John W. Ballantine* John W. Ballantine	Trustee

Donald L. Dunaway* Donald L. Dunaway	Trustee

James R. Edgar* James R. Edgar	Trustee

Paul K. Freeman* Paul K. Freeman	Trustee

Robert B. Hoffman* Robert B. Hoffman	Trustee

William McClayton* William McClayton	Trustee

Robert H. Wadsworth* Robert H. Wadsworth	Trustee

*By	/s/ John Millette
John Millette**

**	Attorney-in-fact pursuant to the powers of attorney previously Filed on August 2, 2006.

INDEX OF EXHIBITS

EXHIBIT NUMBER	EXHIBIT TITLE
6(c)	Form of Investment Management Agreement between the Registrant, on behalf of Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio and Deutsche Investment Management Americas Inc.

10(v)	Form of 12b-1 Plan between the Registrant, on behalf of Tax-Exempt Portfolio — Tax-Free Investment Class Shares.

10(w)	Form of 12b-1 Plan between the Registrant, on behalf of Government & Agency Portfolio — Government Cash Managed Shares.

10(ll)	Form of Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of Tax-Exempt Portfolio.

10(mm)	Form of Amended and Restated Multi-Distribution System Plan — Rule 18f-3 Plan, on behalf of Government & Agency Securities Portfolio.

11	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C.

12	Forms of Tax Opinion and Consent of Willkie Farr & Gallagher LLP.

13(p)	Form of Administration and Shareholder Services Agreement between the Registrant, on behalf of the Tax-Exempt Portfolio — Tax-Free Investment Class and DWS Scudder Distributors, Inc.

13(q)	Form of Shareholder Services Agreement between the Registrant, on behalf of Government & Agency Portfolio — Government Cash Managed Shares and DWS Scudder Distributors, Inc.

14	Consent of Ernst & Young LLP.